UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06200

Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)     (Zip code)

Jonathan de St. Paer

Schwab Investments

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1: Report(s) to Shareholders.

Semiannual Report  |  February 28, 2021
Schwab Taxable Bond Funds

Schwab Treasury Inflation
Protected Securities Index Fund
Schwab U.S. Aggregate
Bond Index Fund
Schwab Short-Term
Bond Index Fund

This page is intentionally left blank.

Three ways for investors to include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 28, 2021
Schwab Treasury Inflation Protected Securities Index Fund (Ticker Symbol: SWRSX)	-0.06%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM	-0.06%
Fund Category: Morningstar Inflation Protected Bond[1]	0.64%
Performance Details	page 6

Schwab U.S. Aggregate Bond Index Fund (Ticker Symbol: SWAGX)	-1.70%
Bloomberg Barclays US Aggregate Bond Index	-1.55%
Fund Category: Morningstar Intermediate Core Bond[1]	-0.99%
Performance Details	page 7

Schwab Short-Term Bond Index Fund (Ticker Symbol: SWSBX)	-0.07%
Bloomberg Barclays US Government/Credit 1-5 Year Index	-0.02%
Fund Category: Morningstar Short-Term Bond[1]	1.15%
Performance Details	page 8
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The funds are not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the funds. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment

For the six-month reporting period ended February 28, 2021, U.S. fixed-income markets were mixed as the U.S. economy struggled with the continuing fallout from the COVID-19 pandemic. Despite persisting COVID-19 pandemic-driven stresses to the global economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—and a resurgence of COVID-19 cases in the fall and into the winter, markets were buoyed by the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world beginning in March 2020, as well as the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. While bond yields remained relatively flat for the first four months of the reporting period, in the final two months demand waned and yields rose. For the reporting period, the Bloomberg Barclays US Aggregate Bond Index, representing the broad U.S. bond market, returned -1.55%, while the Bloomberg Barclays US Government/Credit 1-5 Year Index returned -0.02%. The Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM returned -0.06% for the reporting period.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Federal Reserve (Fed) and U.S. Congress, the U.S. economy has held up relatively well, especially given the intensity of the COVID-19 pandemic’s economic impact. After falling by an annualized rate of 31.4% in the second quarter of 2020, U.S. gross domestic product (GDP) jumped by an annualized rate of 33.4% for the third quarter of 2020, reflecting pent-up consumer demand and government support. GDP grew at an annualized rate of 4.3% for the fourth quarter of 2020. For the full year of 2020, GDP decreased by 3.5%. Unemployment skyrocketed in April 2020, but fell in subsequent months. Inflation remained well below the Fed’s traditional target of 2%, although inflation concerns rose toward the end of the reporting period when the yield on the 10-year U.S. Treasury spiked.
Central banks around the world, including the Fed, maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., the federal funds rate remained in a range of 0.00% to 0.25% throughout the reporting period. In addition, other Fed-driven emergency measures remained in effect, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to allow inflation to rise above its previous 2% target for periods of time, even in times of rising employment.
Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and Ten-Year Treasuries

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
The Investment Environment (continued)

Outside the U.S., the European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and maintained its asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
For much of the reporting period, bond yields remained historically low as demand for U.S. Treasuries remained strong. However, over the last two months of the period, as the likelihood of another stimulus package rose, bonds sold off, driving yields higher. (Bond yields and bond prices typically move in opposite directions.) The yield on the 10-year U.S. Treasury, which began the period at 0.72%, rose gradually over most of the period and spiked at the end of February 2021 to end the reporting period at 1.44%, its highest rate in more than a year. Short-term rates declined, with the three-month U.S. Treasury yield falling from 0.11% to 0.04% over the reporting period. Outside the U.S., bond yields remained low.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Management

Matthew Hastings, CFA, Vice President and Head of Taxable Bond Strategies, leads the portfolio management team for Schwab’s taxable bond funds and fixed-income ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1999, Mr. Hastings was in fixed-income sales and trading at Lehman Brothers. He has worked in the fixed-income securities industry since 1996.

Steven Hung, Senior Portfolio Manager, is responsible for the day-to-day co-management of each of the funds, except for the Schwab Treasury Inflation Protected Securities Index Fund. His primary focus is on corporate bonds. Prior to joining CSIM in 1999, Mr. Hung was an associate in Schwab’s management training program for nine months. In that role, he worked as a clerk on the options trading floor of the Pacific Coast Stock Exchange.

Mark McKissick, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2016, Mr. McKissick worked at Denver Investments for 17 years, most recently as a director of fixed income and portfolio manager. In this role he co-managed multiple bond strategies, as well as oversaw the firm’s fixed-income business including the investment process, client service and other administrative functions.

Alfonso Portillo, Jr., Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab U.S. Aggregate Bond Index Fund. His primary focus is securitized products. Prior to joining CSIM in 2007, Mr. Portillo worked for ten years at Pacific Investment Management Company, most recently as a vice president and member of the mortgage- and asset-backed portfolio management team. He has worked in fixed-income asset management since 1996.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund as of February 28, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Treasury Inflation Protected Securities Index Fund (3/31/06)	-0.06%	5.78%	4.17%	3.37%
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)SM	-0.06%	5.85%	4.27%	3.57%
Fund Category: Morningstar Inflation Protected Bond[2]	0.64%	6.11%	3.97%	2.97%
Fund Expense Ratio[3]: 0.05%

Yields1
30-Day SEC Yield	0.86%
12-Month Distribution Yield	1.27%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[6]	8.1 Yrs
Weighted Average Duration[6]	7.6 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
U.S. Treasury Inflation-Protected Securities (TIPS) generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab Treasury Inflation Protected Securities Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[6]	See Glossary for definitions of maturity and duration.
[7]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab U.S. Aggregate Bond Index Fund as of February 28, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	Since Inception
Fund: Schwab U.S. Aggregate Bond Index Fund (2/23/17)	-1.70%	1.15%	4.00%
Bloomberg Barclays US Aggregate Bond Index	-1.55%	1.38%	4.17%
Fund Category: Morningstar Intermediate Core Bond[2]	-0.99%	1.99%	N/A
Fund Expense Ratio[3]: 0.04%

Yields1
30-Day SEC Yield	1.15%
12-Month Distribution Yield	2.32%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[7]	8.1 Yrs
Weighted Average Duration[7]	6.4 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab U.S. Aggregate Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	The fund may seek to obtain exposure to U.S. agency mortgage pass-through securities, in part or in full, through the use of “to-be-announced” or “TBA” transactions, which are standardized contracts for future delivery of mortgage pass-through securities in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. These transactions represented approximately 1.3% of net assets on February 28, 2021.
[6]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[7]	See Glossary for definitions of maturity and duration.
[8]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[9]	Less than 0.05%.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Short-Term Bond Index Fund as of February 28, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 months	1 Year	Since Inception
Fund: Schwab Short-Term Bond Index Fund (2/23/17)	-0.07%	2.14%	2.74%
Bloomberg Barclays US Government/Credit 1-5 Year Index	-0.02%	2.33%	2.87%
Fund Category: Morningstar Short-Term Bond[2]	1.15%	2.62%	N/A
Fund Expense Ratio[3]: 0.06%

Yields1
30-Day SEC Yield	0.30%
12-Month Distribution Yield	1.36%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type4

Weighted Average Maturity[6]	2.9 Yrs
Weighted Average Duration[6]	2.8 Yrs
By Credit Quality7

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership — Bloomberg Index Services Limited and its affiliates (collectively, Bloomberg) and Bloomberg’s licensors, including Barclays’, own all proprietary rights in the Bloomberg Barclays Indices. The Schwab Short-Term Bond Index Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays endorses or recommends the fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Barclays Indices, and neither shall be liable in any way in respect of the use or accuracy of the Bloomberg Barclays Indices.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	Includes the fund’s position in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[6]	See Glossary for definitions of maturity and duration.
[7]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
[8]	Less than 0.05%.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2020 and held through February 28, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/20	Ending Account Value (Net of Expenses) at 2/28/21	Expenses Paid During Period 9/1/20-2/28/21[2]
Schwab Treasury Inflation Protected Securities Index Fund
Actual Return	0.05%	$1,000.00	$ 999.40	$0.25
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.55	$0.25
Schwab U.S. Aggregate Bond Index Fund
Actual Return	0.04%	$1,000.00	$ 983.00	$0.20
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.60	$0.20
Schwab Short-Term Bond Index Fund
Actual Return	0.06%	$1,000.00	$ 999.30	$0.30
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.50	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Treasury Inflation Protected Securities Index Fund
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$12.33	$11.50	$10.97	$11.18	$11.39	$10.94
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.12	0.25	0.36	0.23	0.17
Net realized and unrealized gains (losses)	(0.12)	0.88	0.55	(0.28)	(0.20)	0.39
Total from investment operations	(0.01)	1.00	0.80	0.08	0.03	0.56
Less distributions:
Distributions from net investment income	(0.15)	(0.17)	(0.27)	(0.29)	(0.24)	(0.08)
Distributions from net realized gains	(0.01)	—	—	—	—	(0.03)
Total distributions	(0.16)	(0.17)	(0.27)	(0.29)	(0.24)	(0.11)
Net asset value at end of period	$12.16	$12.33	$11.50	$10.97	$11.18	$11.39
Total return	(0.06%) [2]	8.88%	7.42%	0.71%	0.35%	5.22%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05%	0.05%	0.28% [4]	0.61%
Net operating expenses	N/A	N/A	N/A	N/A [5]	0.11% [4]	0.19%
Net investment income (loss)	1.79% [3]	1.05%	2.27%	3.29%	2.07%	1.54%
Portfolio turnover rate	11% [2]	29%	25%	18%	17%	24%
Net assets, end of period (x 1,000,000)	$1,861	$1,429	$923	$746	$565	$309

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017 the annual operating expense ratio was reduced. The ratio presented for the period ended 8/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Treasuries 99.9% of net assets
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/22	58,141,497	59,782,231
0.13%, 07/15/22	57,149,956	59,453,717
0.13%, 01/15/23	68,000,964	71,231,389
0.63%, 04/15/23	56,740,920	60,323,015
0.38%, 07/15/23	66,328,261	70,939,659
0.63%, 01/15/24	63,658,563	68,929,816
0.50%, 04/15/24	36,222,464	39,183,446
0.13%, 07/15/24	59,482,505	64,296,485
0.13%, 10/15/24	48,700,468	52,651,850
0.25%, 01/15/25	60,475,457	65,690,689
2.38%, 01/15/25	37,177,742	43,616,030
0.13%, 04/15/25	40,883,606	44,256,548
0.38%, 07/15/25	58,036,397	64,002,455
0.13%, 10/15/25	48,564,277	53,037,820
0.63%, 01/15/26	49,897,460	55,702,109
2.00%, 01/15/26	26,618,313	31,598,259
0.13%, 07/15/26	47,359,241	52,023,137
0.38%, 01/15/27	47,286,240	52,487,214
2.38%, 01/15/27	21,842,427	26,943,490
0.38%, 07/15/27	48,525,009	54,224,102
0.50%, 01/15/28	50,681,006	56,919,257
1.75%, 01/15/28	21,946,308	26,641,348
3.63%, 04/15/28	20,846,015	28,292,855
0.75%, 07/15/28	44,331,082	50,955,735
0.88%, 01/15/29	36,794,931	42,629,346
2.50%, 01/15/29	19,640,455	25,407,613
3.88%, 04/15/29	25,271,183	35,832,602
0.25%, 07/15/29	44,265,090	49,114,866
0.13%, 01/15/30	51,200,210	55,964,920
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.13%, 07/15/30	56,218,423	61,659,191
0.13%, 01/15/31	22,690,828	24,757,841
3.38%, 04/15/32	8,752,368	12,951,372
2.13%, 02/15/40	11,385,476	16,651,358
2.13%, 02/15/41	16,204,012	23,970,242
0.75%, 02/15/42	27,793,556	33,080,281
0.63%, 02/15/43	20,705,335	24,062,211
1.38%, 02/15/44	28,830,580	38,707,114
0.75%, 02/15/45	31,603,380	37,897,923
1.00%, 02/15/46	16,622,504	20,983,429
0.88%, 02/15/47	20,082,534	24,866,386
1.00%, 02/15/48	16,050,161	20,551,533
1.00%, 02/15/49	16,060,030	20,685,853
0.25%, 02/15/50	21,056,142	22,693,308
0.13%, 02/15/51	13,616,397	14,126,301
Total Treasuries
(Cost $1,742,834,810)		1,859,776,346
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (a)	1,034,039	1,034,039
Total Other Investment Company
(Cost $1,034,039)		1,034,039
(a)	The rate shown is the 7-day yield.

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Schwab Treasury Inflation Protected Securities Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Treasuries	$—	$1,859,776,346	$—	$1,859,776,346
Other Investment Company[1]	1,034,039	—	—	1,034,039
Total	$1,034,039	$1,859,776,346	$—	$1,860,810,385
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,743,868,849)		$1,860,810,385
Receivables:
Investments sold		11,546,909
Fund shares sold		8,116,572
Interest		1,888,452
Dividends	+	37
Total assets		1,882,362,355
Liabilities
Payables:
Investments bought		16,936,910
Investment adviser fees		69,978
Fund shares redeemed	+	4,600,722
Total liabilities		21,607,610
Net Assets
Total assets		1,882,362,355
Total liabilities	–	21,607,610
Net assets		$1,860,754,745
Net Assets by Source
Capital received from investors		1,750,457,478
Total distributable earnings		110,297,267

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,860,754,745		153,006,682		$12.16

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income (Loss)
Interest		$14,611,065
Dividends	+	176
Total investment income		14,611,241
Expenses
Investment adviser fees		397,170
Total expenses	–	397,170
Net investment income		14,214,071
Realized and Unrealized Gains (Losses)
Net realized gains on investments		421,522
Net change in unrealized appreciation (depreciation) on investments	+	(18,209,670)
Net realized and unrealized losses		(17,788,148)
Decrease in net assets resulting from operations		($3,574,077)

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Schwab Treasury Inflation Protected Securities Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$14,214,071	$11,518,578
Net realized gains		421,522	1,278,452
Net change in unrealized appreciation (depreciation)	+	(18,209,670)	89,469,313
Increase (decrease) in net assets from operations		(3,574,077)	102,266,343
Distributions to Shareholders
Total distributions		($20,816,053)	($14,928,816)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		52,697,917	$646,815,523	64,991,716	$758,806,135
Shares reinvested		1,311,819	16,065,906	1,092,527	12,302,672
Shares redeemed	+	(16,868,984)	(206,772,523)	(30,488,166)	(352,832,230)
Net transactions in fund shares		37,140,752	$456,108,906	35,596,077	$418,276,577
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		115,865,930	$1,429,035,969	80,269,853	$923,421,865
Total increase	+	37,140,752	431,718,776	35,596,077	505,614,104
End of period		153,006,682	$1,860,754,745	115,865,930	$1,429,035,969

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Schwab U.S. Aggregate Bond Index Fund
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	2/23/17 [1]– 8/31/17
Per-Share Data
Net asset value at beginning of period	$10.84	$10.46	$9.78	$10.16	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.09	0.25	0.28	0.25	0.12
Net realized and unrealized gains (losses)	(0.27)	0.40	0.69	(0.37)	0.17
Total from investment operations	(0.18)	0.65	0.97	(0.12)	0.29
Less distributions:
Distributions from net investment income	(0.12)	(0.27)	(0.29)	(0.26)	(0.13)
Distributions from net realized gains	(0.01)	—	—	—	—
Total distributions	(0.13)	(0.27)	(0.29)	(0.26)	(0.13)
Net asset value at end of period	$10.53	$10.84	$10.46	$9.78	$10.16
Total return	(1.70%) [3]	6.33%	10.15%	(1.17%)	2.88% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04%	0.04%	0.04%	0.04% [4]
Net investment income (loss)	1.71% [4]	2.32%	2.86%	2.52%	2.32% [4]
Portfolio turnover rate[5]	31% [3]	81%	91%	97%	39% [3],[6]
Net assets, end of period (x 1,000,000)	$5,149	$4,697	$2,971	$2,006	$1,445

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Includes to-be-announced (TBA) transactions (if any). See financial note 2.
6
Portfolio turnover rate excludes in-kind transactions.

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.7% of net assets

Financial Institutions 8.1%
Banking 5.6%
Ally Financial, Inc.
3.05%, 06/05/23 (a)	200,000	210,206
1.45%, 10/02/23 (a)	750,000	762,615
3.88%, 05/21/24 (a)	200,000	217,816
5.13%, 09/30/24	150,000	171,072
5.80%, 05/01/25 (a)	150,000	175,710
8.00%, 11/01/31	450,000	640,593
American Express Co.
2.75%, 05/20/22 (a)	350,000	359,765
2.50%, 08/01/22 (a)	250,000	257,458
2.65%, 12/02/22	200,000	208,096
3.40%, 02/27/23 (a)	450,000	476,050
3.70%, 08/03/23 (a)	500,000	538,520
3.40%, 02/22/24 (a)	200,000	216,624
2.50%, 07/30/24 (a)	350,000	371,367
3.00%, 10/30/24 (a)	250,000	270,493
4.20%, 11/06/25 (a)	150,000	171,749
3.13%, 05/20/26 (a)	150,000	164,922
4.05%, 12/03/42	150,000	177,144
American Express Credit Corp.
2.70%, 03/03/22 (a)	400,000	409,152
3.30%, 05/03/27 (a)	450,000	501,331
Australia & New Zealand Banking Group Ltd.
2.63%, 05/19/22	250,000	257,278
2.05%, 11/21/22	250,000	257,688
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	201,728
1.13%, 09/18/25	200,000	198,584
Banco Santander S.A.
3.50%, 04/11/22	200,000	206,664
3.13%, 02/23/23	200,000	210,162
3.85%, 04/12/23	200,000	213,914
2.71%, 06/27/24	200,000	212,286
2.75%, 05/28/25	200,000	211,684
5.18%, 11/19/25	400,000	461,444
4.25%, 04/11/27	200,000	227,598
3.80%, 02/23/28	200,000	221,120
4.38%, 04/12/28	200,000	229,244
3.31%, 06/27/29	200,000	218,086
3.49%, 05/28/30	200,000	217,058
2.75%, 12/03/30	400,000	394,928
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	207,844
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	50,000	51,595
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Bank of America Corp.
2.50%, 10/21/22 (a)	500,000	506,920
3.30%, 01/11/23	800,000	844,352
2.88%, 04/24/23 (a)(b)	450,000	462,780
2.82%, 07/21/23 (a)(b)	500,000	516,570
4.10%, 07/24/23	500,000	544,195
3.00%, 12/20/23 (a)(b)	1,150,000	1,202,359
4.13%, 01/22/24	500,000	551,990
3.55%, 03/05/24 (a)(b)	650,000	689,851
4.00%, 04/01/24	250,000	275,265
1.49%, 05/19/24 (a)(b)	200,000	204,466
3.86%, 07/23/24 (a)(b)	450,000	485,140
4.20%, 08/26/24	650,000	722,065
0.81%, 10/24/24 (a)(b)	700,000	705,957
4.00%, 01/22/25	350,000	387,677
3.46%, 03/15/25 (a)(b)	450,000	486,112
3.95%, 04/21/25	450,000	498,348
3.88%, 08/01/25	450,000	503,811
0.98%, 09/25/25 (a)(b)	750,000	754,897
3.09%, 10/01/25 (a)(b)	250,000	269,813
2.46%, 10/22/25 (a)(b)	350,000	370,583
3.37%, 01/23/26 (a)(b)	450,000	489,397
2.02%, 02/13/26 (a)(b)	250,000	258,625
4.45%, 03/03/26	600,000	687,810
3.50%, 04/19/26	500,000	557,190
1.32%, 06/19/26 (a)(b)	600,000	604,428
4.25%, 10/22/26	250,000	286,592
1.20%, 10/24/26 (a)(b)	700,000	699,216
3.56%, 04/23/27 (a)(b)	750,000	831,210
3.25%, 10/21/27 (a)	400,000	438,804
4.18%, 11/25/27 (a)	350,000	396,998
3.82%, 01/20/28 (a)(b)	400,000	450,104
3.71%, 04/24/28 (a)(b)	500,000	559,850
3.59%, 07/21/28 (a)(b)	400,000	446,032
3.42%, 12/20/28 (a)(b)	1,200,000	1,325,292
3.97%, 03/05/29 (a)(b)	500,000	567,610
4.27%, 07/23/29 (a)(b)	550,000	638,346
3.97%, 02/07/30 (a)(b)	500,000	569,670
3.19%, 07/23/30 (a)(b)	400,000	432,872
2.88%, 10/22/30 (a)(b)	350,000	370,342
2.50%, 02/13/31 (a)(b)	800,000	821,128
2.59%, 04/29/31 (a)(b)	750,000	772,380
1.90%, 07/23/31 (a)(b)	600,000	582,168
1.92%, 10/24/31 (a)(b)	500,000	486,905
6.11%, 01/29/37	400,000	554,800
4.24%, 04/24/38 (a)(b)	450,000	531,135
7.75%, 05/14/38	320,000	517,514
4.08%, 04/23/40 (a)(b)	450,000	521,230
2.68%, 06/19/41 (a)(b)	1,050,000	1,017,733
5.88%, 02/07/42	300,000	427,242
5.00%, 01/21/44	450,000	589,027
4.88%, 04/01/44	100,000	129,411
4.75%, 04/21/45	100,000	128,778

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.44%, 01/20/48 (a)(b)	350,000	430,048
3.95%, 01/23/49 (a)(b)	200,000	230,924
4.33%, 03/15/50 (a)(b)	550,000	655,990
4.08%, 03/20/51 (a)(b)	1,200,000	1,395,624
2.83%, 10/24/51 (a)(b)	250,000	238,543
Bank of America NA
6.00%, 10/15/36	418,000	597,661
Bank of Montreal
2.90%, 03/26/22	400,000	411,456
2.35%, 09/11/22	250,000	258,165
2.55%, 11/06/22 (a)	250,000	259,173
0.45%, 12/08/23	100,000	100,239
3.30%, 02/05/24	250,000	269,765
2.50%, 06/28/24	200,000	212,378
1.85%, 05/01/25	350,000	361,805
0.95%, 01/22/27 (a)(b)	350,000	344,669
4.34%, 10/05/28 (a)(b)	250,000	272,273
3.80%, 12/15/32 (a)(b)	200,000	223,628
BankUnited, Inc.
4.88%, 11/17/25 (a)	100,000	113,923
5.13%, 06/11/30 (a)	100,000	115,861
Barclays Bank PLC
1.70%, 05/12/22 (a)	250,000	253,885
Barclays PLC
3.20%, 08/10/21	200,000	202,532
3.68%, 01/10/23 (a)	250,000	256,683
4.34%, 05/16/24 (a)(b)	200,000	215,548
4.38%, 09/11/24	200,000	220,138
1.01%, 12/10/24 (a)(b)	250,000	251,505
3.65%, 03/16/25	350,000	381,125
3.93%, 05/07/25 (a)(b)	600,000	653,742
4.38%, 01/12/26	500,000	565,530
2.85%, 05/07/26 (a)(b)	350,000	369,600
5.20%, 05/12/26	500,000	571,905
4.34%, 01/10/28 (a)	200,000	226,406
4.84%, 05/09/28 (a)	450,000	511,789
4.97%, 05/16/29 (a)(b)	250,000	294,442
5.09%, 06/20/30 (a)(b)	300,000	347,265
2.65%, 06/24/31 (a)(b)	300,000	302,898
3.56%, 09/23/35 (a)(b)	350,000	357,381
5.25%, 08/17/45	200,000	261,180
4.95%, 01/10/47	400,000	505,936
BBVA USA
2.88%, 06/29/22 (a)	250,000	258,005
3.88%, 04/10/25 (a)	250,000	277,318
BNP Paribas S.A.
3.25%, 03/03/23	95,000	100,749
4.25%, 10/15/24	200,000	224,166
BPCE S.A.
2.75%, 12/02/21	250,000	254,648
4.00%, 04/15/24	250,000	275,700
Canadian Imperial Bank of Commerce
0.95%, 06/23/23	250,000	252,968
2.61%, 07/22/23 (a)(b)	150,000	154,611
3.50%, 09/13/23	350,000	378,045
0.50%, 12/14/23	200,000	200,280
3.10%, 04/02/24	200,000	214,772
2.25%, 01/28/25	200,000	209,152
0.95%, 10/23/25	200,000	199,146
Capital One Bank USA NA
3.38%, 02/15/23	250,000	264,055
2.28%, 01/28/26 (a)(b)	350,000	362,372
Capital One Financial Corp.
3.20%, 01/30/23 (a)	250,000	262,755
2.60%, 05/11/23 (a)	250,000	261,160
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 06/15/23	250,000	267,170
3.90%, 01/29/24 (a)	150,000	163,197
3.75%, 04/24/24 (a)	400,000	435,916
3.30%, 10/30/24 (a)	500,000	542,700
3.20%, 02/05/25 (a)	250,000	269,228
4.20%, 10/29/25 (a)	250,000	281,063
3.75%, 07/28/26 (a)	250,000	275,813
3.75%, 03/09/27 (a)	400,000	449,024
3.65%, 05/11/27 (a)	250,000	278,960
3.80%, 01/31/28 (a)	200,000	225,010
Citibank NA
3.65%, 01/23/24 (a)	250,000	271,903
Citigroup, Inc.
4.50%, 01/14/22	500,000	518,425
2.75%, 04/25/22 (a)	350,000	359,128
4.05%, 07/30/22	150,000	157,581
2.70%, 10/27/22 (a)	150,000	155,541
3.50%, 05/15/23	350,000	372,480
2.88%, 07/24/23 (a)(b)	500,000	516,720
3.88%, 10/25/23	150,000	163,509
1.68%, 05/15/24 (a)(b)	250,000	256,308
4.04%, 06/01/24 (a)(b)	150,000	161,927
3.75%, 06/16/24	100,000	110,108
4.00%, 08/05/24	150,000	165,438
0.78%, 10/30/24 (a)(b)	500,000	502,945
3.88%, 03/26/25	150,000	164,966
3.35%, 04/24/25 (a)(b)	450,000	485,838
3.30%, 04/27/25	300,000	328,179
4.40%, 06/10/25	650,000	730,886
5.50%, 09/13/25	524,000	619,242
3.70%, 01/12/26	500,000	558,390
4.60%, 03/09/26	345,000	396,360
3.11%, 04/08/26 (a)(b)	800,000	861,056
3.40%, 05/01/26	250,000	276,223
3.20%, 10/21/26 (a)	850,000	927,273
4.30%, 11/20/26	150,000	171,339
1.12%, 01/28/27 (a)(b)	500,000	493,865
4.45%, 09/29/27	680,000	783,537
3.89%, 01/10/28 (a)(b)	650,000	730,457
3.67%, 07/24/28 (a)(b)	550,000	612,612
4.13%, 07/25/28	450,000	510,142
3.52%, 10/27/28 (a)(b)	700,000	774,263
4.08%, 04/23/29 (a)(b)	250,000	284,840
3.98%, 03/20/30 (a)(b)	550,000	622,952
2.98%, 11/05/30 (a)(b)	300,000	317,766
2.67%, 01/29/31 (a)(b)	600,000	620,502
4.41%, 03/31/31 (a)(b)	800,000	931,208
2.57%, 06/03/31 (a)(b)	800,000	820,792
6.63%, 06/15/32	200,000	273,280
5.88%, 02/22/33	100,000	130,958
6.00%, 10/31/33	150,000	200,040
6.13%, 08/25/36	100,000	137,680
3.88%, 01/24/39 (a)(b)	200,000	225,114
8.13%, 07/15/39	270,000	457,153
5.32%, 03/26/41 (a)(b)	450,000	599,256
5.88%, 01/30/42	130,000	186,125
6.68%, 09/13/43	200,000	306,592
5.30%, 05/06/44	200,000	262,716
4.65%, 07/30/45	180,000	226,391
4.75%, 05/18/46	430,000	532,693
4.28%, 04/24/48 (a)(b)	150,000	181,455
4.65%, 07/23/48 (a)	600,000	766,872
Citizens Bank NA
3.70%, 03/29/23 (a)	500,000	532,625

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Citizens Financial Group, Inc.
2.85%, 07/27/26 (a)	150,000	162,183
3.25%, 04/30/30 (a)	250,000	272,423
2.64%, 09/30/32 (a)(c)	200,000	201,364
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	215,092
4.00%, 02/01/29 (a)	250,000	288,297
Cooperatieve Rabobank UA
3.95%, 11/09/22	250,000	264,248
2.75%, 01/10/23	250,000	261,348
4.63%, 12/01/23	491,000	544,386
0.38%, 01/12/24	250,000	249,653
3.38%, 05/21/25	250,000	275,153
4.38%, 08/04/25	241,000	272,229
3.75%, 07/21/26	550,000	612,144
5.25%, 05/24/41	300,000	410,220
5.75%, 12/01/43	250,000	350,387
5.25%, 08/04/45	250,000	334,922
Credit Suisse AG
2.80%, 04/08/22	250,000	256,970
1.00%, 05/05/23	250,000	253,425
0.50%, 02/02/24	250,000	249,895
3.63%, 09/09/24	550,000	604,906
2.95%, 04/09/25	400,000	432,528
Credit Suisse Group AG
4.55%, 04/17/26	500,000	576,740
4.88%, 05/15/45	500,000	645,540
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	525,420
3.80%, 06/09/23	500,000	536,435
3.75%, 03/26/25	500,000	548,940
Credit Suisse USA, Inc.
7.13%, 07/15/32	150,000	223,698
Deutsche Bank AG
3.30%, 11/16/22	250,000	260,880
3.95%, 02/27/23	400,000	424,448
3.70%, 05/30/24	300,000	323,876
3.96%, 11/26/25 (a)(b)	350,000	382,595
4.10%, 01/13/26	250,000	274,849
2.13%, 11/24/26 (a)(b)	500,000	505,790
Deutsche Bank AG/New York NY
3.55%, 09/18/31 (a)(b)	350,000	369,939
Discover Bank
3.35%, 02/06/23 (a)	500,000	526,670
2.45%, 09/12/24 (a)	250,000	263,833
4.65%, 09/13/28 (a)	500,000	584,770
Discover Financial Services
3.85%, 11/21/22	400,000	423,008
3.75%, 03/04/25 (a)	150,000	164,096
4.10%, 02/09/27 (a)	150,000	169,535
Fifth Third Bancorp
3.50%, 03/15/22 (a)	150,000	154,614
2.60%, 06/15/22 (a)	150,000	154,142
1.63%, 05/05/23 (a)	175,000	179,529
3.65%, 01/25/24 (a)	250,000	271,355
2.38%, 01/28/25 (a)	250,000	262,438
2.55%, 05/05/27 (a)	200,000	213,108
3.95%, 03/14/28 (a)	250,000	291,900
8.25%, 03/01/38	250,000	414,712
Fifth Third Bank
3.85%, 03/15/26 (a)	200,000	223,818
2.25%, 02/01/27 (a)	250,000	263,275
First Horizon Bank
5.75%, 05/01/30 (a)	250,000	308,330
Security Rate, Maturity Date	Face Amount ($)	Value ($)
First Horizon Corp.
3.55%, 05/26/23 (a)	200,000	211,956
4.00%, 05/26/25 (a)	150,000	166,641
First Republic Bank
4.63%, 02/13/47 (a)	250,000	311,110
Goldman Sachs Capital l
6.35%, 02/15/34	150,000	208,898
HSBC Bank USA NA
5.88%, 11/01/34	250,000	336,892
7.00%, 01/15/39	250,000	377,240
HSBC Holdings PLC
4.00%, 03/30/22	200,000	208,034
3.26%, 03/13/23 (a)(b)	600,000	617,520
3.60%, 05/25/23	400,000	427,904
3.03%, 11/22/23 (a)(b)	200,000	208,808
4.25%, 03/14/24	500,000	547,385
3.95%, 05/18/24 (a)(b)	400,000	429,516
3.80%, 03/11/25 (a)(b)	450,000	489,069
4.25%, 08/18/25	200,000	223,454
2.63%, 11/07/25 (a)(b)	400,000	423,320
4.30%, 03/08/26	600,000	681,840
1.65%, 04/18/26 (a)(b)	625,000	632,456
3.90%, 05/25/26	650,000	728,162
2.10%, 06/04/26 (a)(b)	300,000	309,096
4.29%, 09/12/26 (a)(b)	400,000	448,460
4.38%, 11/23/26	309,000	350,459
1.59%, 05/24/27 (a)(b)	550,000	550,363
4.04%, 03/13/28 (a)(b)	400,000	448,420
2.01%, 09/22/28 (a)(b)	350,000	351,820
4.58%, 06/19/29 (a)(b)	600,000	691,740
4.95%, 03/31/30	400,000	481,420
3.97%, 05/22/30 (a)(b)	450,000	503,136
2.85%, 06/04/31 (a)(b)	250,000	258,150
2.36%, 08/18/31 (a)(b)	450,000	448,519
7.63%, 05/17/32	200,000	286,152
6.50%, 05/02/36	200,000	276,096
6.50%, 09/15/37	505,000	708,641
6.80%, 06/01/38	400,000	579,896
6.10%, 01/14/42	200,000	289,854
5.25%, 03/14/44	400,000	518,988
HSBC USA, Inc.
3.50%, 06/23/24	150,000	163,746
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	150,000	152,406
2.63%, 08/06/24 (a)	200,000	212,614
2.55%, 02/04/30 (a)	200,000	206,826
ING Groep N.V.
3.15%, 03/29/22	250,000	257,728
4.10%, 10/02/23	300,000	327,570
3.55%, 04/09/24	200,000	217,402
3.95%, 03/29/27	200,000	226,692
4.55%, 10/02/28	300,000	353,592
4.05%, 04/09/29	200,000	230,114
JPMorgan Chase & Co.
3.25%, 09/23/22	580,000	606,790
2.97%, 01/15/23 (a)	750,000	767,272
3.20%, 01/25/23	563,000	593,830
3.21%, 04/01/23 (a)(b)	450,000	463,810
2.78%, 04/25/23 (a)(b)	500,000	513,620
3.38%, 05/01/23	450,000	478,777
2.70%, 05/18/23 (a)	300,000	314,472
3.88%, 02/01/24	250,000	274,188
3.56%, 04/23/24 (a)(b)	250,000	266,465
3.63%, 05/13/24	250,000	274,305
1.51%, 06/01/24 (a)(b)	400,000	409,548
3.80%, 07/23/24 (a)(b)	450,000	485,064

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 09/10/24	700,000	774,599
0.65%, 09/16/24 (a)(b)	400,000	402,592
4.02%, 12/05/24 (a)(b)	450,000	492,421
3.13%, 01/23/25 (a)	745,000	804,555
0.56%, 02/16/25 (a)(b)	300,000	299,199
3.22%, 03/01/25 (a)(b)	250,000	268,695
3.90%, 07/15/25 (a)	450,000	501,570
2.30%, 10/15/25 (a)(b)	600,000	631,356
2.01%, 03/13/26 (a)(b)	500,000	518,180
3.30%, 04/01/26 (a)	635,000	698,614
2.08%, 04/22/26 (a)(b)	700,000	726,943
3.20%, 06/15/26 (a)	250,000	273,683
2.95%, 10/01/26 (a)	550,000	598,631
1.05%, 11/19/26 (a)(b)	700,000	693,553
4.13%, 12/15/26	450,000	516,357
3.96%, 01/29/27 (a)(b)	500,000	562,960
1.04%, 02/04/27 (a)(b)	650,000	641,387
8.00%, 04/29/27	150,000	207,126
4.25%, 10/01/27	250,000	290,357
3.63%, 12/01/27 (a)	150,000	166,946
3.78%, 02/01/28 (a)(b)	500,000	563,205
3.54%, 05/01/28 (a)(b)	450,000	501,363
2.18%, 06/01/28 (a)(b)	300,000	310,017
3.51%, 01/23/29 (a)(b)	350,000	386,967
4.01%, 04/23/29 (a)(b)	300,000	342,234
4.20%, 07/23/29 (a)(b)	650,000	750,698
4.45%, 12/05/29 (a)(b)	450,000	529,627
3.70%, 05/06/30 (a)(b)	450,000	505,575
8.75%, 09/01/30	50,000	74,865
2.74%, 10/15/30 (a)(b)	750,000	788,902
4.49%, 03/24/31 (a)(b)	650,000	772,427
2.52%, 04/22/31 (a)(b)	750,000	771,285
2.96%, 05/13/31 (a)(b)	700,000	731,976
1.76%, 11/19/31 (a)(b)	250,000	239,143
1.95%, 02/04/32 (a)(b)	750,000	731,880
6.40%, 05/15/38	650,000	963,508
3.88%, 07/24/38 (a)(b)	400,000	458,644
5.50%, 10/15/40	230,000	317,915
3.11%, 04/22/41 (a)(b)	250,000	261,773
5.60%, 07/15/41	350,000	493,482
2.53%, 11/19/41 (a)(b)	500,000	479,220
5.40%, 01/06/42	300,000	417,888
5.63%, 08/16/43	250,000	354,225
4.85%, 02/01/44	100,000	132,288
4.95%, 06/01/45	450,000	595,426
4.26%, 02/22/48 (a)(b)	350,000	426,356
4.03%, 07/24/48 (a)(b)	250,000	292,017
3.96%, 11/15/48 (a)(b)	800,000	930,168
3.90%, 01/23/49 (a)(b)	400,000	462,132
3.11%, 04/22/51 (a)(b)	400,000	408,072
KeyBank NA
2.30%, 09/14/22	250,000	257,830
3.38%, 03/07/23	250,000	265,308
1.25%, 03/10/23	250,000	254,805
0.42%, 01/03/24 (a)(b)	250,000	250,540
3.40%, 05/20/26	250,000	275,723
3.90%, 04/13/29	250,000	284,345
KeyCorp
4.15%, 10/29/25	150,000	170,939
4.10%, 04/30/28	150,000	174,743
2.55%, 10/01/29	150,000	157,299
Lloyds Bank PLC
3.50%, 05/14/25	200,000	219,680
Lloyds Banking Group PLC
2.86%, 03/17/23 (a)(b)	400,000	409,932
1.33%, 06/15/23 (a)(b)	200,000	202,094
4.05%, 08/16/23	400,000	434,148
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.91%, 11/07/23 (a)(b)	450,000	467,604
3.90%, 03/12/24	250,000	273,898
4.50%, 11/04/24	200,000	223,526
4.45%, 05/08/25	200,000	226,168
3.87%, 07/09/25 (a)(b)	400,000	438,992
4.58%, 12/10/25	200,000	226,554
2.44%, 02/05/26 (a)(b)	200,000	208,908
4.65%, 03/24/26	524,000	595,086
3.75%, 01/11/27	400,000	446,344
4.38%, 03/22/28	300,000	346,068
4.55%, 08/16/28	200,000	234,336
3.57%, 11/07/28 (a)(b)	200,000	220,132
5.30%, 12/01/45	200,000	261,172
4.34%, 01/09/48	300,000	348,432
Manufacturers & Traders Trust Co.
2.50%, 05/18/22 (a)	250,000	256,340
2.90%, 02/06/25 (a)	250,000	269,613
Mitsubishi UFJ Financial Group, Inc.
3.22%, 03/07/22	250,000	257,413
2.62%, 07/18/22	250,000	257,885
2.67%, 07/25/22	550,000	567,616
3.46%, 03/02/23	250,000	264,968
3.76%, 07/26/23	250,000	269,383
3.41%, 03/07/24	550,000	594,319
2.80%, 07/18/24	200,000	213,748
0.85%, 09/15/24 (a)(b)	750,000	756,105
2.19%, 02/25/25	650,000	676,539
1.41%, 07/17/25	350,000	353,416
3.85%, 03/01/26	200,000	224,892
2.76%, 09/13/26	200,000	214,764
3.68%, 02/22/27	200,000	226,280
3.29%, 07/25/27	250,000	278,380
3.96%, 03/02/28	250,000	285,357
4.05%, 09/11/28	250,000	287,932
3.74%, 03/07/29	300,000	338,757
3.20%, 07/18/29	200,000	217,414
2.56%, 02/25/30	200,000	207,454
2.05%, 07/17/30	450,000	448,231
4.15%, 03/07/39	300,000	353,916
3.75%, 07/18/39	200,000	225,532
Mizuho Financial Group, Inc.
2.27%, 09/13/21	200,000	202,106
2.95%, 02/28/22	500,000	513,175
2.60%, 09/11/22	250,000	258,660
2.72%, 07/16/23 (a)(b)	200,000	206,308
1.24%, 07/10/24 (a)(b)	250,000	253,868
0.85%, 09/08/24 (a)(b)	375,000	377,344
2.56%, 09/13/25 (a)(b)	200,000	211,078
2.23%, 05/25/26 (a)(b)	200,000	208,002
3.66%, 02/28/27	200,000	224,934
1.23%, 05/22/27 (a)(b)	250,000	247,390
3.17%, 09/11/27	300,000	330,156
4.02%, 03/05/28	200,000	227,904
3.15%, 07/16/30 (a)(b)	200,000	214,734
2.87%, 09/13/30 (a)(b)	200,000	210,752
2.20%, 07/10/31 (a)(b)	250,000	249,310
1.98%, 09/08/31 (a)(b)	250,000	244,570
Morgan Stanley
2.75%, 05/19/22	500,000	515,205
4.88%, 11/01/22	250,000	268,113
3.13%, 01/23/23	350,000	368,014
3.75%, 02/25/23	500,000	532,980
4.10%, 05/22/23	600,000	646,260
0.56%, 11/10/23 (a)(b)	300,000	300,507
0.53%, 01/25/24 (a)(b)	750,000	750,480
3.74%, 04/24/24 (a)(b)	800,000	854,616
3.88%, 04/29/24	750,000	824,850

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 10/23/24	500,000	552,375
2.72%, 07/22/25 (a)(b)	350,000	372,382
4.00%, 07/23/25	524,000	589,579
0.86%, 10/21/25 (a)(b)	1,000,000	1,002,250
5.00%, 11/24/25	324,000	378,886
3.88%, 01/27/26	500,000	563,285
2.19%, 04/28/26 (a)(b)	700,000	727,293
3.13%, 07/27/26	500,000	547,180
6.25%, 08/09/26	412,000	516,953
4.35%, 09/08/26	300,000	345,717
0.99%, 12/10/26 (a)(b)	500,000	494,155
3.63%, 01/20/27	450,000	505,314
3.95%, 04/23/27	500,000	565,050
3.59%, 07/22/28 (a)(b)	650,000	726,680
3.77%, 01/24/29 (a)(b)	650,000	729,592
4.43%, 01/23/30 (a)(b)	600,000	703,206
2.70%, 01/22/31 (a)(b)	750,000	780,142
3.62%, 04/01/31 (a)(b)	500,000	557,970
1.79%, 02/13/32 (a)(b)	350,000	334,519
7.25%, 04/01/32	330,000	481,671
1.93%, 04/28/32 (a)(b)	500,000	486,075
3.97%, 07/22/38 (a)(b)	450,000	522,378
4.46%, 04/22/39 (a)(b)	250,000	306,187
6.38%, 07/24/42	500,000	761,910
4.30%, 01/27/45	555,000	681,817
4.38%, 01/22/47	250,000	311,182
5.60%, 03/24/51 (a)(b)	550,000	797,912
2.80%, 01/25/52 (a)(b)	250,000	239,098
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	257,183
National Australia Bank Ltd.
2.50%, 05/22/22	850,000	873,630
2.88%, 04/12/23	250,000	263,570
2.50%, 07/12/26	250,000	268,345
National Bank of Canada
2.10%, 02/01/23	250,000	258,150
0.90%, 08/15/23 (a)(b)	250,000	251,655
Natwest Group PLC
6.13%, 12/15/22	400,000	436,180
3.50%, 05/15/23 (a)(b)	800,000	828,064
6.10%, 06/10/23	150,000	166,787
3.88%, 09/12/23	400,000	431,904
6.00%, 12/19/23	550,000	623,980
2.36%, 05/22/24 (a)(b)	200,000	207,164
5.13%, 05/28/24	350,000	391,832
4.52%, 06/25/24 (a)(b)	200,000	217,346
4.27%, 03/22/25 (a)(b)	200,000	219,502
3.07%, 05/22/28 (a)(b)	400,000	426,368
4.89%, 05/18/29 (a)(b)	500,000	585,345
3.75%, 11/01/29 (a)(b)	200,000	211,680
5.08%, 01/27/30 (a)(b)	200,000	237,540
4.45%, 05/08/30 (a)(b)	200,000	229,678
3.03%, 11/28/35 (a)(b)	250,000	245,013
Northern Trust Corp.
3.95%, 10/30/25	250,000	283,565
3.65%, 08/03/28 (a)	100,000	113,433
3.15%, 05/03/29 (a)	100,000	110,239
1.95%, 05/01/30 (a)	200,000	200,764
People's United Bank NA
4.00%, 07/15/24 (a)	250,000	270,995
PNC Bank NA
2.63%, 02/17/22 (a)	250,000	255,395
2.70%, 11/01/22 (a)	250,000	259,425
2.95%, 01/30/23 (a)	400,000	419,020
2.95%, 02/23/25 (a)	500,000	539,000
3.25%, 06/01/25 (a)	250,000	274,123
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 01/22/28 (a)	250,000	276,890
4.05%, 07/26/28	250,000	288,697
2.70%, 10/22/29	250,000	262,408
Regions Financial Corp.
3.80%, 08/14/23 (a)	250,000	269,280
2.25%, 05/18/25 (a)	200,000	209,484
7.38%, 12/10/37	100,000	148,768
Royal Bank of Canada
2.80%, 04/29/22	200,000	205,918
1.95%, 01/17/23	200,000	206,182
3.70%, 10/05/23	350,000	379,795
0.50%, 10/26/23	500,000	501,790
0.43%, 01/19/24	500,000	498,770
2.55%, 07/16/24	150,000	159,675
2.25%, 11/01/24	200,000	211,294
1.15%, 06/10/25	350,000	352,156
0.88%, 01/20/26	400,000	396,020
4.65%, 01/27/26	150,000	174,191
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	430,000	443,231
3.40%, 01/18/23 (a)	200,000	209,398
3.50%, 06/07/24 (a)	200,000	215,178
3.45%, 06/02/25 (a)	200,000	215,606
4.50%, 07/17/25 (a)	100,000	111,554
3.24%, 10/05/26 (a)(c)	150,000	160,737
4.40%, 07/13/27 (a)	150,000	168,711
Santander UK Group Holdings PLC
2.88%, 08/05/21	200,000	202,184
3.37%, 01/05/24 (a)(b)	300,000	315,015
4.80%, 11/15/24 (a)(b)	200,000	221,616
1.53%, 08/21/26 (a)(b)	400,000	401,140
3.82%, 11/03/28 (a)(b)	250,000	278,303
Santander UK PLC
3.40%, 06/01/21	200,000	201,546
2.88%, 06/18/24	200,000	214,520
State Street Corp.
2.83%, 03/30/23 (a)(b)	150,000	154,146
2.65%, 05/15/23 (a)(b)	150,000	154,230
3.10%, 05/15/23	200,000	212,164
3.78%, 12/03/24 (a)(b)	200,000	218,302
3.30%, 12/16/24	300,000	330,708
2.35%, 11/01/25 (a)(b)	200,000	212,466
2.90%, 03/30/26 (a)(b)	200,000	215,314
2.65%, 05/19/26	250,000	271,118
4.14%, 12/03/29 (a)(b)	250,000	293,205
2.40%, 01/24/30	100,000	105,132
2.20%, 03/03/31	200,000	199,412
3.15%, 03/30/31 (a)(b)	100,000	109,637
Sumitomo Mitsui Banking Corp.
3.95%, 01/10/24	250,000	274,083
Sumitomo Mitsui Financial Group, Inc.
2.44%, 10/19/21	200,000	202,712
2.78%, 07/12/22	400,000	413,304
2.78%, 10/18/22	250,000	259,800
3.10%, 01/17/23	750,000	788,250
3.75%, 07/19/23	200,000	215,756
0.51%, 01/12/24	200,000	199,972
2.70%, 07/16/24	450,000	479,331
2.45%, 09/27/24	200,000	211,722
2.35%, 01/15/25	200,000	209,464
1.47%, 07/08/25	500,000	507,100
3.78%, 03/09/26	600,000	671,802
2.63%, 07/14/26	400,000	426,076
3.01%, 10/19/26	250,000	272,263
3.45%, 01/11/27	200,000	221,902
3.36%, 07/12/27	200,000	221,188

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.94%, 07/19/28	250,000	284,853
4.31%, 10/16/28	250,000	291,652
3.04%, 07/16/29	600,000	644,502
3.20%, 09/17/29	100,000	106,217
2.72%, 09/27/29	200,000	209,778
2.75%, 01/15/30	200,000	210,264
2.13%, 07/08/30	300,000	301,152
2.14%, 09/23/30	250,000	244,445
1.71%, 01/12/31	200,000	193,014
SVB Financial Group
3.13%, 06/05/30 (a)	200,000	215,602
Svenska Handelsbanken AB
3.90%, 11/20/23	250,000	273,703
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	257,440
Synchrony Financial
2.85%, 07/25/22 (a)	200,000	206,096
4.38%, 03/19/24 (a)	150,000	164,642
4.50%, 07/23/25 (a)	250,000	279,293
3.95%, 12/01/27 (a)	200,000	220,364
5.15%, 03/19/29 (a)	150,000	177,861
Synovus Financial Corp.
3.13%, 11/01/22 (a)	50,000	51,792
The Bank of New York Mellon Corp.
1.95%, 08/23/22	200,000	205,140
2.95%, 01/29/23 (a)	250,000	262,233
3.50%, 04/28/23	200,000	213,772
2.66%, 05/16/23 (a)(b)	300,000	308,496
2.20%, 08/16/23 (a)	250,000	260,855
0.35%, 12/07/23 (a)	200,000	200,352
3.65%, 02/04/24 (a)	500,000	545,390
3.25%, 09/11/24 (a)	200,000	218,598
2.10%, 10/24/24	200,000	211,208
1.60%, 04/24/25 (a)	250,000	257,523
0.75%, 01/28/26 (a)	500,000	494,645
2.80%, 05/04/26 (a)	200,000	216,664
2.45%, 08/17/26 (a)	150,000	159,944
3.25%, 05/16/27 (a)	250,000	277,955
3.44%, 02/07/28 (a)(b)	150,000	168,390
3.85%, 04/28/28	600,000	694,698
3.00%, 10/30/28 (a)	150,000	163,083
The Bank of Nova Scotia
2.70%, 03/07/22	100,000	102,547
2.45%, 09/19/22	200,000	206,816
2.00%, 11/15/22	200,000	205,894
1.95%, 02/01/23	200,000	206,134
1.63%, 05/01/23	500,000	513,705
0.55%, 09/15/23	350,000	351,634
3.40%, 02/11/24	150,000	162,390
2.20%, 02/03/25	200,000	209,132
1.30%, 06/11/25	400,000	404,036
4.50%, 12/16/25	150,000	172,218
1.05%, 03/02/26 (d)	200,000	198,932
2.70%, 08/03/26	200,000	215,360
The Goldman Sachs Group, Inc.
3.00%, 04/26/22 (a)	500,000	501,980
3.63%, 01/22/23	400,000	424,044
0.48%, 01/27/23 (a)	500,000	500,140
3.20%, 02/23/23 (a)	350,000	368,217
2.91%, 06/05/23 (a)(b)	550,000	566,951
2.91%, 07/24/23 (a)(b)	250,000	258,433
0.63%, 11/17/23 (a)(b)	750,000	752,497
3.63%, 02/20/24 (a)	350,000	380,443
4.00%, 03/03/24	500,000	550,060
3.85%, 07/08/24 (a)	724,000	793,381
3.50%, 01/23/25 (a)	450,000	489,969
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.50%, 04/01/25 (a)	600,000	657,198
3.75%, 05/22/25 (a)	550,000	607,469
3.27%, 09/29/25 (a)(b)	450,000	488,178
4.25%, 10/21/25	500,000	562,915
0.86%, 02/12/26 (a)(b)	250,000	248,028
3.75%, 02/25/26 (a)	400,000	446,716
3.50%, 11/16/26 (a)	550,000	606,028
1.09%, 12/09/26 (a)(b)	500,000	495,940
5.95%, 01/15/27	157,000	194,162
3.85%, 01/26/27 (a)	600,000	670,038
3.69%, 06/05/28 (a)(b)	650,000	729,976
3.81%, 04/23/29 (a)(b)	450,000	506,560
4.22%, 05/01/29 (a)(b)	700,000	807,422
2.60%, 02/07/30 (a)	350,000	365,508
3.80%, 03/15/30 (a)	600,000	681,984
1.99%, 01/27/32 (a)(b)	500,000	489,000
6.13%, 02/15/33	150,000	206,384
6.45%, 05/01/36	100,000	140,827
6.75%, 10/01/37	1,200,000	1,755,000
4.02%, 10/31/38 (a)(b)	650,000	752,089
4.41%, 04/23/39 (a)(b)	300,000	361,578
6.25%, 02/01/41	500,000	735,910
4.80%, 07/08/44 (a)	350,000	454,695
5.15%, 05/22/45	500,000	661,490
4.75%, 10/21/45 (a)	300,000	388,005
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	257,418
3.55%, 10/06/23 (a)	250,000	269,993
The PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	150,000	154,296
3.90%, 04/29/24 (a)	500,000	550,035
2.20%, 11/01/24 (a)	250,000	264,665
2.60%, 07/23/26 (a)	100,000	107,406
3.45%, 04/23/29 (a)	350,000	393,571
2.55%, 01/22/30 (a)	300,000	315,306
The Toronto-Dominion Bank
1.90%, 12/01/22	250,000	257,183
0.25%, 01/06/23	200,000	199,882
0.75%, 06/12/23	400,000	403,740
3.50%, 07/19/23	250,000	269,060
0.45%, 09/11/23	400,000	401,072
3.25%, 03/11/24	200,000	216,072
2.65%, 06/12/24	200,000	213,550
1.15%, 06/12/25	250,000	251,698
0.75%, 09/11/25	400,000	395,240
0.75%, 01/06/26	200,000	196,818
3.63%, 09/15/31 (a)(b)	300,000	333,942
Truist Bank
2.45%, 08/01/22 (a)	250,000	257,313
3.69%, 08/02/24 (a)(b)	500,000	536,760
2.15%, 12/06/24 (a)	250,000	263,520
1.50%, 03/10/25 (a)	300,000	307,053
3.63%, 09/16/25 (a)	491,000	545,329
4.05%, 11/03/25 (a)	400,000	454,036
2.25%, 03/11/30 (a)	250,000	252,810
Truist Financial Corp.
3.95%, 03/22/22 (a)	274,000	283,593
2.75%, 04/01/22 (a)	250,000	256,213
3.05%, 06/20/22 (a)	250,000	258,493
2.20%, 03/16/23 (a)	250,000	259,125
3.75%, 12/06/23 (a)	100,000	108,910
2.50%, 08/01/24 (a)	300,000	318,018
2.85%, 10/26/24 (a)	300,000	322,812
4.00%, 05/01/25 (a)	200,000	223,496
1.20%, 08/05/25 (a)	200,000	202,068
1.27%, 03/02/27 (a)(b)	200,000	201,072
1.13%, 08/03/27 (a)	500,000	492,650

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.88%, 03/19/29 (a)	100,000	114,155
1.95%, 06/05/30 (a)	200,000	201,150
US Bancorp
2.95%, 07/15/22 (a)	200,000	206,812
3.70%, 01/30/24 (a)	500,000	545,650
3.38%, 02/05/24 (a)	300,000	324,666
2.40%, 07/30/24 (a)	200,000	212,178
1.45%, 05/12/25 (a)	300,000	306,729
2.38%, 07/22/26 (a)	100,000	106,113
3.15%, 04/27/27 (a)	600,000	663,804
3.00%, 07/30/29 (a)	150,000	161,928
1.38%, 07/22/30 (a)	400,000	383,020
US Bank NA
2.65%, 05/23/22 (a)	250,000	256,935
2.85%, 01/23/23 (a)	250,000	261,698
2.80%, 01/27/25 (a)	250,000	267,953
US Bank NA/Cincinnati OH
1.80%, 01/21/22 (a)	250,000	253,253
3.40%, 07/24/23 (a)	250,000	267,738
2.05%, 01/21/25 (a)	250,000	261,103
Wachovia Corp.
5.50%, 08/01/35	330,000	425,697
Webster Financial Corp.
4.10%, 03/25/29 (a)	50,000	54,946
Wells Fargo & Co.
3.50%, 03/08/22	450,000	464,976
2.63%, 07/22/22	500,000	516,075
3.07%, 01/24/23 (a)	700,000	716,961
3.45%, 02/13/23	443,000	469,212
4.13%, 08/15/23	250,000	271,970
4.48%, 01/16/24	150,000	166,542
3.75%, 01/24/24 (a)	850,000	924,018
1.65%, 06/02/24 (a)(b)	500,000	512,755
3.30%, 09/09/24	424,000	462,135
3.00%, 02/19/25	400,000	430,144
3.55%, 09/29/25	600,000	663,414
2.41%, 10/30/25 (a)(b)	650,000	685,841
2.16%, 02/11/26 (a)(b)	650,000	676,526
3.00%, 04/22/26	850,000	920,456
2.19%, 04/30/26 (a)(b)	500,000	520,870
4.10%, 06/03/26	550,000	623,661
3.00%, 10/23/26	600,000	650,502
3.20%, 06/17/27 (a)(b)	400,000	435,732
4.30%, 07/22/27	480,000	554,347
3.58%, 05/22/28 (a)(b)	500,000	555,175
2.39%, 06/02/28 (a)(b)	550,000	571,747
4.15%, 01/24/29 (a)	300,000	346,095
2.88%, 10/30/30 (a)(b)	500,000	529,765
2.57%, 02/11/31 (a)(b)	450,000	466,015
4.48%, 04/04/31 (a)(b)	600,000	709,146
5.95%, 12/15/36	200,000	273,332
3.07%, 04/30/41 (a)(b)	1,000,000	1,026,630
5.38%, 11/02/43	400,000	521,288
5.61%, 01/15/44	600,000	803,346
4.65%, 11/04/44	250,000	299,677
3.90%, 05/01/45	580,000	674,325
4.90%, 11/17/45	350,000	435,662
4.40%, 06/14/46	450,000	529,303
4.75%, 12/07/46	550,000	678,271
5.01%, 04/04/51 (a)(b)	1,100,000	1,470,436
Wells Fargo Bank NA
3.63%, 10/22/21 (a)	300,000	305,622
3.55%, 08/14/23 (a)	500,000	538,415
5.85%, 02/01/37	250,000	343,250
6.60%, 01/15/38	250,000	365,705
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Westpac Banking Corp.
2.50%, 06/28/22	250,000	257,458
2.75%, 01/11/23	250,000	261,535
3.65%, 05/15/23	500,000	536,370
3.30%, 02/26/24	200,000	216,560
2.35%, 02/19/25	250,000	263,838
2.85%, 05/13/26	200,000	217,158
3.35%, 03/08/27	150,000	168,179
3.40%, 01/25/28	250,000	279,865
2.65%, 01/16/30	100,000	107,705
2.89%, 02/04/30 (a)(b)	200,000	207,890
4.32%, 11/23/31 (a)(b)	450,000	504,216
4.11%, 07/24/34 (a)(b)	250,000	274,668
2.67%, 11/15/35 (a)(b)	300,000	293,856
4.42%, 07/24/39	350,000	415,537
2.96%, 11/16/40	200,000	196,784
		287,447,892
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	110,189
3.30%, 06/15/30 (a)	150,000	159,164
Ameriprise Financial, Inc.
3.00%, 03/22/22	150,000	154,373
4.00%, 10/15/23	250,000	273,477
3.00%, 04/02/25 (a)	100,000	107,607
BGC Partners, Inc.
5.38%, 07/24/23	100,000	109,182
3.75%, 10/01/24 (a)	100,000	105,024
BlackRock, Inc.
3.38%, 06/01/22	150,000	155,889
3.50%, 03/18/24	424,000	464,327
3.25%, 04/30/29 (a)	150,000	167,135
2.40%, 04/30/30 (a)	200,000	208,974
1.90%, 01/28/31 (a)	250,000	248,677
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	150,000	165,096
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	100,000	109,387
4.25%, 06/02/26 (a)	100,000	114,253
3.90%, 01/25/28 (a)	150,000	169,065
4.85%, 03/29/29 (a)	400,000	476,356
4.35%, 04/15/30 (a)	150,000	174,303
4.70%, 09/20/47 (a)	100,000	119,169
3.45%, 04/15/50 (a)	100,000	100,242
3.50%, 03/30/51 (a)	250,000	252,577
Cboe Global Markets, Inc.
3.65%, 01/12/27 (a)	100,000	112,644
CI Financial Corp.
3.20%, 12/17/30 (a)	200,000	202,128
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	431,900
5.30%, 09/15/43 (a)	200,000	283,818
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	100,000	103,566
3.80%, 08/24/27 (a)	150,000	169,419
4.50%, 06/20/28 (a)	100,000	116,774
Eaton Vance Corp.
3.63%, 06/15/23	100,000	107,046
3.50%, 04/06/27 (a)	200,000	220,288
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	107,405
1.60%, 10/30/30 (a)	150,000	142,973

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	200,000	205,774
0.70%, 06/15/23	200,000	201,252
3.45%, 09/21/23 (a)	100,000	107,433
3.75%, 12/01/25 (a)	250,000	278,017
3.10%, 09/15/27 (a)	100,000	110,696
3.75%, 09/21/28 (a)	400,000	450,008
2.10%, 06/15/30 (a)	250,000	249,270
1.85%, 09/15/32 (a)	250,000	237,525
2.65%, 09/15/40 (a)	250,000	239,060
4.25%, 09/21/48 (a)	150,000	177,558
3.00%, 06/15/50 (a)	400,000	386,984
3.00%, 09/15/60 (a)	250,000	237,745
Invesco Finance PLC
3.75%, 01/15/26	230,000	256,215
5.38%, 11/30/43	100,000	127,512
Jefferies Group LLC
5.13%, 01/20/23	150,000	162,624
6.45%, 06/08/27	100,000	126,950
6.25%, 01/15/36	100,000	132,629
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
4.85%, 01/15/27	500,000	586,010
4.15%, 01/23/30	200,000	226,588
Lazard Group LLC
4.50%, 09/19/28 (a)	150,000	174,897
4.38%, 03/11/29 (a)	200,000	229,080
Legg Mason, Inc.
4.75%, 03/15/26	150,000	175,091
5.63%, 01/15/44	75,000	103,043
Nasdaq, Inc.
0.45%, 12/21/22 (a)	250,000	250,117
3.85%, 06/30/26 (a)	150,000	168,671
2.50%, 12/21/40 (a)	250,000	230,597
3.25%, 04/28/50 (a)	100,000	99,386
Nomura Holdings, Inc.
2.65%, 01/16/25	200,000	210,558
1.85%, 07/16/25	400,000	408,780
3.10%, 01/16/30	400,000	420,492
2.68%, 07/16/30	300,000	306,606
Raymond James Financial, Inc.
3.63%, 09/15/26	200,000	226,536
4.65%, 04/01/30 (a)	100,000	120,215
4.95%, 07/15/46	150,000	190,510
Stifel Financial Corp.
4.25%, 07/18/24	100,000	111,467
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)(e)	150,000	153,689
3.75%, 04/01/24 (a)(e)	100,000	109,370
3.63%, 04/01/25 (a)(e)	150,000	165,179
2.75%, 10/01/29 (a)(e)	100,000	106,530
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(e)	150,000	156,396
3.55%, 02/01/24 (a)(e)	100,000	108,884
4.20%, 03/24/25 (a)(e)	250,000	281,540
3.85%, 05/21/25 (a)(e)	150,000	167,783
0.90%, 03/11/26 (a)(e)	250,000	248,552
3.20%, 03/02/27 (a)(e)	100,000	110,833
3.20%, 01/25/28 (a)(e)	150,000	166,044
4.00%, 02/01/29 (a)(e)	150,000	173,787
3.25%, 05/22/29 (a)(e)	200,000	221,578
4.63%, 03/22/30 (a)(e)	100,000	121,513
1.65%, 03/11/31 (a)(e)	100,000	96,313
		16,256,314
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 07/01/22	150,000	157,562
3.30%, 01/23/23 (a)	150,000	156,098
4.13%, 07/03/23 (a)	150,000	159,411
4.50%, 09/15/23 (a)	250,000	270,225
4.88%, 01/16/24 (a)	300,000	327,216
3.15%, 02/15/24 (a)	300,000	314,580
3.50%, 01/15/25 (a)	150,000	158,133
6.50%, 07/15/25 (a)	300,000	351,348
4.45%, 10/01/25 (a)	150,000	164,316
4.45%, 04/03/26 (a)	150,000	165,582
3.65%, 07/21/27 (a)	250,000	264,815
4.63%, 10/15/27 (a)	350,000	390,729
Air Lease Corp.
3.75%, 02/01/22 (a)	150,000	153,567
2.25%, 01/15/23	200,000	205,418
2.75%, 01/15/23 (a)	100,000	103,533
3.00%, 09/15/23 (a)	300,000	314,736
0.70%, 02/15/24 (a)	250,000	247,708
4.25%, 09/15/24 (a)	150,000	164,586
2.30%, 02/01/25 (a)	100,000	102,409
3.38%, 07/01/25 (a)	125,000	132,989
2.88%, 01/15/26 (a)	400,000	416,892
3.75%, 06/01/26 (a)	150,000	162,264
3.63%, 04/01/27 (a)	150,000	161,694
3.63%, 12/01/27 (a)	250,000	267,487
4.63%, 10/01/28 (a)	100,000	112,638
3.25%, 10/01/29 (a)	100,000	103,141
3.00%, 02/01/30 (a)	100,000	99,876
3.13%, 12/01/30 (a)	150,000	150,837
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	159,690
4.13%, 05/01/24 (a)	100,000	105,730
4.25%, 06/15/26 (a)	300,000	318,762
Ares Capital Corp.
4.20%, 06/10/24 (a)	250,000	271,957
4.25%, 03/01/25 (a)	100,000	108,288
3.25%, 07/15/25 (a)	150,000	157,169
3.88%, 01/15/26 (a)	450,000	481,567
FS KKR Capital Corp.
4.75%, 05/15/22 (a)	100,000	104,048
4.63%, 07/15/24 (a)	100,000	107,229
4.13%, 02/01/25 (a)	100,000	103,770
3.40%, 01/15/26 (a)	200,000	200,126
GATX Corp.
3.25%, 09/15/26 (a)	200,000	219,014
3.85%, 03/30/27 (a)	150,000	168,242
3.50%, 03/15/28 (a)	150,000	165,282
4.70%, 04/01/29 (a)	150,000	177,402
3.10%, 06/01/51 (a)	100,000	96,072
GE Capital Funding LLC
3.45%, 05/15/25 (a)(c)	350,000	380,387
4.05%, 05/15/27 (a)(c)	200,000	224,858
4.40%, 05/15/30 (a)(c)	500,000	572,310
4.55%, 05/15/32 (a)(c)	250,000	289,342
GE Capital International Funding Co.
3.37%, 11/15/25	300,000	327,693
4.42%, 11/15/35	2,305,000	2,640,078
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	53,241
2.88%, 01/15/26 (a)	150,000	153,492
Golub Capital BDC, Inc.
2.50%, 08/24/26 (a)	250,000	248,885

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Main Street Capital Corp.
5.20%, 05/01/24	50,000	54,220
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	51,731
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	100,000	109,731
3.75%, 07/22/25 (a)	100,000	104,497
4.25%, 01/15/26 (a)	250,000	266,572
3.40%, 07/15/26 (a)	200,000	206,146
		14,407,321
Financial Other 0.0%
Blackstone Secured Lending Fund
3.65%, 07/14/23 (c)	300,000	313,485
ORIX Corp.
4.05%, 01/16/24	100,000	109,297
3.25%, 12/04/24	200,000	217,436
3.70%, 07/18/27	100,000	112,765
The Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	250,000	246,727
		999,710
Insurance 1.2%
Aegon NV
5.50%, 04/11/48 (a)(b)	200,000	227,696
Aetna, Inc.
2.75%, 11/15/22 (a)	100,000	103,438
2.80%, 06/15/23 (a)	450,000	471,838
3.50%, 11/15/24 (a)	100,000	109,589
6.63%, 06/15/36	100,000	145,165
6.75%, 12/15/37	150,000	220,538
4.13%, 11/15/42 (a)	100,000	112,173
4.75%, 03/15/44 (a)	150,000	180,890
3.88%, 08/15/47 (a)	250,000	272,210
Aflac, Inc.
3.63%, 06/15/23	200,000	214,816
3.63%, 11/15/24	100,000	110,878
2.88%, 10/15/26 (a)	100,000	108,536
3.60%, 04/01/30 (a)	150,000	169,206
4.75%, 01/15/49 (a)	200,000	259,250
Alleghany Corp.
3.63%, 05/15/30 (a)	200,000	223,510
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	100,000	108,531
American Equity Investment Life Holding Co.
5.00%, 06/15/27 (a)	90,000	101,507
American Financial Group, Inc.
3.50%, 08/15/26 (a)	150,000	164,777
4.50%, 06/15/47 (a)	100,000	118,484
American International Group, Inc.
4.88%, 06/01/22	250,000	263,930
4.13%, 02/15/24	200,000	220,902
2.50%, 06/30/25 (a)	350,000	370,184
3.75%, 07/10/25 (a)	200,000	220,846
3.90%, 04/01/26 (a)	350,000	392,518
4.20%, 04/01/28 (a)	150,000	173,196
4.25%, 03/15/29 (a)	100,000	116,439
3.40%, 06/30/30 (a)	250,000	274,435
3.88%, 01/15/35 (a)	228,000	260,932
6.25%, 05/01/36	280,000	392,347
4.50%, 07/16/44 (a)	545,000	654,158
4.80%, 07/10/45 (a)	100,000	124,069
4.75%, 04/01/48 (a)	200,000	249,386
5.75%, 04/01/48 (a)(b)	100,000	113,680
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 06/30/50 (a)	200,000	240,154
4.38%, 01/15/55 (a)	250,000	297,177
8.18%, 05/15/58 (a)(b)	100,000	145,468
Anthem, Inc.
3.70%, 08/15/21 (a)	150,000	151,082
3.13%, 05/15/22	150,000	155,037
3.30%, 01/15/23	330,000	347,510
3.50%, 08/15/24 (a)	195,000	212,665
3.35%, 12/01/24 (a)	100,000	109,262
2.38%, 01/15/25 (a)	175,000	184,203
3.65%, 12/01/27 (a)	250,000	282,550
4.10%, 03/01/28 (a)	150,000	173,088
2.88%, 09/15/29 (a)	250,000	266,760
2.25%, 05/15/30 (a)	200,000	201,600
6.38%, 06/15/37	250,000	353,942
4.63%, 05/15/42	200,000	247,866
4.65%, 01/15/43	150,000	184,859
5.10%, 01/15/44	150,000	193,631
4.65%, 08/15/44 (a)	300,000	367,908
4.38%, 12/01/47 (a)	250,000	298,920
4.55%, 03/01/48 (a)	150,000	184,109
3.70%, 09/15/49 (a)	200,000	217,798
3.13%, 05/15/50 (a)	200,000	198,566
Aon Corp.
4.50%, 12/15/28 (a)	150,000	176,709
3.75%, 05/02/29 (a)	150,000	169,755
2.80%, 05/15/30 (a)	200,000	211,572
Aon PLC
3.50%, 06/14/24 (a)	500,000	541,590
3.88%, 12/15/25 (a)	200,000	223,856
4.60%, 06/14/44 (a)	150,000	185,792
4.75%, 05/15/45 (a)	100,000	126,599
Arch Capital Finance LLC
4.01%, 12/15/26 (a)	150,000	171,390
5.03%, 12/15/46 (a)	100,000	127,062
Arch Capital Group Ltd.
3.64%, 06/30/50 (a)	250,000	264,217
Arch Capital Group US, Inc.
5.14%, 11/01/43	185,000	235,984
Assurant, Inc.
4.20%, 09/27/23 (a)	150,000	163,218
3.70%, 02/22/30 (a)	100,000	110,511
Athene Holding Ltd.
4.13%, 01/12/28 (a)	150,000	166,097
6.15%, 04/03/30 (a)	100,000	123,660
3.50%, 01/15/31 (a)	250,000	261,237
AXA S.A.
8.60%, 12/15/30	250,000	388,870
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	100,000	111,386
4.90%, 01/15/40 (a)(b)	50,000	51,668
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	100,000	103,337
1.85%, 03/12/30 (a)	100,000	101,007
1.45%, 10/15/30 (a)	150,000	146,189
5.75%, 01/15/40	250,000	361,037
4.30%, 05/15/43	300,000	370,092
4.20%, 08/15/48 (a)	600,000	724,932
4.25%, 01/15/49 (a)	350,000	425,453
2.85%, 10/15/50 (a)	300,000	292,884
2.50%, 01/15/51 (a)	100,000	91,102
Berkshire Hathaway, Inc.
2.75%, 03/15/23 (a)	430,000	449,647
3.13%, 03/15/26 (a)	550,000	605,044
4.50%, 02/11/43	100,000	126,497

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	271,845
5.63%, 05/15/30 (a)	150,000	181,683
4.70%, 06/22/47 (a)	250,000	263,075
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	111,537
2.38%, 03/15/31 (a)	250,000	250,263
Chubb INA Holdings, Inc.
2.70%, 03/13/23	300,000	314,544
3.15%, 03/15/25	150,000	162,894
3.35%, 05/03/26 (a)	400,000	442,184
1.38%, 09/15/30 (a)	400,000	380,820
4.15%, 03/13/43	400,000	488,444
4.35%, 11/03/45 (a)	250,000	315,245
Cincinnati Financial Corp.
6.13%, 11/01/34	250,000	340,732
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	109,520
4.50%, 03/01/26 (a)	150,000	172,538
3.45%, 08/15/27 (a)	150,000	166,964
3.90%, 05/01/29 (a)	100,000	114,325
2.05%, 08/15/30 (a)	150,000	147,510
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	150,000	177,764
Enstar Group Ltd.
4.95%, 06/01/29 (a)	100,000	114,735
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	97,000	103,821
4.35%, 04/20/28 (a)	350,000	400,088
5.00%, 04/20/48 (a)	350,000	441,738
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	100,000	124,727
3.50%, 10/15/50 (a)	250,000	260,147
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	100,000	111,841
4.63%, 04/29/30 (a)	200,000	221,130
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	250,000	269,397
2.45%, 03/15/31 (a)	250,000	249,325
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	112,836
Globe Life, Inc.
4.55%, 09/15/28 (a)	100,000	117,737
2.15%, 08/15/30 (a)	250,000	247,810
Humana, Inc.
3.85%, 10/01/24 (a)	156,000	171,628
4.50%, 04/01/25 (a)	200,000	226,576
3.95%, 03/15/27 (a)	300,000	341,121
3.13%, 08/15/29 (a)	150,000	160,700
4.88%, 04/01/30 (a)	100,000	120,816
4.95%, 10/01/44 (a)	100,000	125,716
4.80%, 03/15/47 (a)	100,000	124,620
3.95%, 08/15/49 (a)	250,000	281,500
Kemper Corp.
4.35%, 02/15/25 (a)	100,000	110,235
2.40%, 09/30/30 (a)	150,000	148,533
Lincoln National Corp.
4.20%, 03/15/22	250,000	259,877
3.63%, 12/12/26 (a)	150,000	168,144
3.80%, 03/01/28 (a)	250,000	283,655
3.05%, 01/15/30 (a)	100,000	107,358
3.40%, 01/15/31 (a)	250,000	276,340
7.00%, 06/15/40	100,000	149,877
4.38%, 06/15/50 (a)(f)	200,000	239,214
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Loews Corp.
2.63%, 05/15/23 (a)	200,000	208,740
3.20%, 05/15/30 (a)	100,000	110,072
4.13%, 05/15/43 (a)	100,000	113,779
Manulife Financial Corp.
4.15%, 03/04/26	200,000	228,828
2.48%, 05/19/27 (a)	200,000	210,834
4.06%, 02/24/32 (a)(b)	500,000	549,330
Markel Corp.
3.50%, 11/01/27 (a)	150,000	166,320
3.35%, 09/17/29 (a)	100,000	108,838
5.00%, 04/05/46	200,000	257,188
4.30%, 11/01/47 (a)	150,000	178,605
4.15%, 09/17/50 (a)	100,000	116,726
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24 (a)	300,000	328,926
3.50%, 06/03/24 (a)	250,000	271,160
3.50%, 03/10/25 (a)	200,000	219,342
3.75%, 03/14/26 (a)	150,000	167,987
4.38%, 03/15/29 (a)	250,000	293,702
2.25%, 11/15/30 (a)	190,000	193,006
5.88%, 08/01/33	100,000	136,634
4.75%, 03/15/39 (a)	150,000	190,190
4.35%, 01/30/47 (a)	100,000	123,006
4.90%, 03/15/49 (a)	250,000	331,970
Mercury General Corp.
4.40%, 03/15/27 (a)	100,000	112,350
MetLife, Inc.
4.37%, 09/15/23	250,000	274,882
3.60%, 04/10/24	250,000	273,547
3.60%, 11/13/25 (a)	550,000	613,200
4.55%, 03/23/30 (a)	200,000	240,974
5.70%, 06/15/35	250,000	351,317
6.40%, 12/15/36 (a)	230,000	293,248
10.75%, 08/01/39 (a)(b)	75,000	126,707
5.88%, 02/06/41	150,000	216,419
4.13%, 08/13/42	200,000	238,828
4.88%, 11/13/43	150,000	197,765
4.72%, 12/15/44	100,000	129,073
4.05%, 03/01/45	350,000	416,615
4.60%, 05/13/46 (a)	100,000	128,284
Nationwide Financial Services, Inc.
6.75%, 05/15/37 (b)	40,000	48,331
Old Republic International Corp.
3.88%, 08/26/26 (a)	150,000	169,371
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	100,000	112,137
Principal Financial Group, Inc.
3.10%, 11/15/26 (a)	250,000	274,387
2.13%, 06/15/30 (a)	250,000	248,923
4.30%, 11/15/46 (a)	237,000	282,326
Prudential Financial, Inc.
3.50%, 05/15/24	200,000	219,146
2.10%, 03/10/30 (a)	200,000	205,274
6.63%, 12/01/37	350,000	506,201
3.00%, 03/10/40 (a)	250,000	257,427
5.88%, 09/15/42 (a)(b)	150,000	158,190
5.63%, 06/15/43 (a)(b)	330,000	354,176
5.20%, 03/15/44 (a)(b)	100,000	106,620
4.60%, 05/15/44	300,000	371,778
5.38%, 05/15/45 (a)(b)	150,000	166,046
4.50%, 09/15/47 (a)(b)	100,000	108,501
3.91%, 12/07/47 (a)	350,000	395,895
5.70%, 09/15/48 (a)(b)	150,000	171,066
3.94%, 12/07/49 (a)	100,000	114,725
4.35%, 02/25/50 (a)	150,000	181,457

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 10/01/50 (a)(b)	200,000	205,212
3.70%, 03/13/51 (a)	200,000	221,870
Prudential PLC
3.13%, 04/14/30	100,000	109,227
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	223,674
3.15%, 06/15/30 (a)	200,000	213,094
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	166,353
The Allstate Corp.
3.15%, 06/15/23	100,000	106,394
0.75%, 12/15/25 (a)	150,000	148,566
3.28%, 12/15/26 (a)	150,000	167,819
5.35%, 06/01/33	250,000	331,097
5.55%, 05/09/35	150,000	211,757
4.50%, 06/15/43	200,000	253,082
4.20%, 12/15/46 (a)	100,000	122,781
3.85%, 08/10/49 (a)	100,000	117,437
5.75%, 08/15/53 (a)(b)	290,000	310,303
The Chubb Corp.
6.50%, 05/15/38	100,000	153,194
The Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	200,000	203,364
The Hartford Financial Services Group, Inc.
2.80%, 08/19/29 (a)	150,000	159,122
6.10%, 10/01/41	230,000	326,989
4.40%, 03/15/48 (a)	100,000	122,558
3.60%, 08/19/49 (a)	100,000	108,723
The Progressive Corp.
2.45%, 01/15/27	250,000	268,535
4.00%, 03/01/29 (a)	150,000	175,062
3.20%, 03/26/30 (a)	100,000	111,310
6.25%, 12/01/32	150,000	210,768
3.70%, 01/26/45	200,000	228,442
4.20%, 03/15/48 (a)	250,000	309,747
3.95%, 03/26/50 (a)	100,000	120,927
The Travelers Cos., Inc.
6.75%, 06/20/36	150,000	228,335
5.35%, 11/01/40	100,000	137,680
4.60%, 08/01/43	200,000	256,924
4.00%, 05/30/47 (a)	300,000	358,116
4.10%, 03/04/49 (a)	100,000	122,336
2.55%, 04/27/50 (a)	400,000	376,732
Transatlantic Holdings, Inc.
8.00%, 11/30/39	100,000	155,214
UnitedHealth Group, Inc.
2.88%, 03/15/22 (a)	200,000	204,132
3.35%, 07/15/22	550,000	572,858
2.38%, 10/15/22	150,000	155,046
2.75%, 02/15/23 (a)	195,000	203,139
3.50%, 02/15/24	150,000	162,953
3.75%, 07/15/25	480,000	536,458
1.25%, 01/15/26	150,000	151,451
3.38%, 04/15/27	250,000	279,715
2.95%, 10/15/27	500,000	546,385
3.85%, 06/15/28	250,000	285,982
3.88%, 12/15/28	150,000	172,307
2.88%, 08/15/29	200,000	216,840
2.00%, 05/15/30	250,000	250,820
4.63%, 07/15/35	200,000	250,986
5.80%, 03/15/36	393,000	545,193
6.63%, 11/15/37	250,000	376,430
6.88%, 02/15/38	250,000	385,880
3.50%, 08/15/39 (a)	250,000	276,592
2.75%, 05/15/40 (a)	300,000	301,560
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.70%, 10/15/40 (a)	100,000	142,766
3.95%, 10/15/42 (a)	100,000	118,422
4.25%, 03/15/43 (a)	100,000	120,992
4.75%, 07/15/45	350,000	446,239
4.20%, 01/15/47 (a)	150,000	177,186
4.25%, 04/15/47 (a)	100,000	120,109
3.75%, 10/15/47 (a)	200,000	222,720
4.25%, 06/15/48 (a)	250,000	303,225
4.45%, 12/15/48 (a)	425,000	531,547
3.70%, 08/15/49 (a)	300,000	337,674
2.90%, 05/15/50 (a)	250,000	246,758
3.88%, 08/15/59 (a)	250,000	286,177
3.13%, 05/15/60 (a)	150,000	149,514
Unum Group
4.50%, 03/15/25 (a)	175,000	196,590
4.00%, 06/15/29 (a)	150,000	166,208
5.75%, 08/15/42	100,000	120,497
4.50%, 12/15/49 (a)	100,000	102,922
Voya Financial, Inc.
3.65%, 06/15/26	150,000	168,891
5.70%, 07/15/43	150,000	199,623
4.70%, 01/23/48 (a)(b)	100,000	103,312
5.65%, 05/15/53 (a)(b)	100,000	106,840
Willis North America, Inc.
3.60%, 05/15/24 (a)	200,000	217,392
4.50%, 09/15/28 (a)	250,000	291,170
2.95%, 09/15/29 (a)	200,000	212,782
3.88%, 09/15/49 (a)	150,000	168,939
WR Berkley Corp.
4.00%, 05/12/50 (a)	150,000	170,525
XLIT Ltd.
4.45%, 03/31/25	150,000	169,602
5.25%, 12/15/43	130,000	177,043
		61,619,237
REITs 0.7%
Agree LP
2.90%, 10/01/30 (a)	150,000	155,688
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	150,000	163,986
4.50%, 07/30/29 (a)	150,000	177,310
2.75%, 12/15/29 (a)	150,000	157,518
4.70%, 07/01/30 (a)	200,000	240,438
3.38%, 08/15/31 (a)	250,000	275,587
2.00%, 05/18/32 (a)	200,000	194,888
1.88%, 02/01/33 (a)	250,000	236,355
4.85%, 04/15/49 (a)	100,000	127,635
4.00%, 02/01/50 (a)	100,000	112,949
3.00%, 05/18/51 (a)	200,000	191,728
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	150,000	164,688
3.30%, 07/15/26 (a)	100,000	109,332
2.85%, 02/01/30 (a)	100,000	103,435
3.88%, 01/30/31 (a)	125,000	139,093
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	112,229
4.90%, 02/15/29 (a)	100,000	117,281
AvalonBay Communities, Inc.
3.50%, 11/15/24 (a)	250,000	274,582
2.95%, 05/11/26 (a)	100,000	108,781
2.90%, 10/15/26 (a)	250,000	271,997
3.30%, 06/01/29 (a)	200,000	219,766
2.30%, 03/01/30 (a)	100,000	102,457
2.45%, 01/15/31 (a)	150,000	154,950
3.90%, 10/15/46 (a)	150,000	171,494

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boston Properties LP
3.85%, 02/01/23 (a)	500,000	528,250
3.13%, 09/01/23 (a)	250,000	264,465
3.80%, 02/01/24 (a)	195,000	211,142
3.65%, 02/01/26 (a)	150,000	166,868
2.75%, 10/01/26 (a)	100,000	107,144
4.50%, 12/01/28 (a)	150,000	175,027
2.90%, 03/15/30 (a)	200,000	208,488
3.25%, 01/30/31 (a)	200,000	212,228
Brandywine Operating Partnership LP
4.10%, 10/01/24 (a)	150,000	161,624
4.55%, 10/01/29 (a)	100,000	108,828
Brixmor Operating Partnership LP
3.85%, 02/01/25 (a)	150,000	163,515
4.13%, 06/15/26 (a)	150,000	168,597
4.13%, 05/15/29 (a)	150,000	167,633
4.05%, 07/01/30 (a)	450,000	498,582
Camden Property Trust
4.10%, 10/15/28 (a)	200,000	229,916
3.15%, 07/01/29 (a)	150,000	162,473
3.35%, 11/01/49 (a)	50,000	53,351
Columbia Property Trust Operating Partnership LP
4.15%, 04/01/25 (a)	100,000	106,461
Corporate Office Properties LP
2.25%, 03/15/26 (a)	250,000	256,710
CubeSmart LP
3.13%, 09/01/26 (a)	150,000	162,036
4.38%, 02/15/29 (a)	100,000	115,208
2.00%, 02/15/31 (a)	250,000	241,482
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	106,690
3.45%, 11/15/29 (a)	100,000	105,423
2.15%, 11/01/30 (a)	150,000	141,926
Digital Realty Trust LP
4.75%, 10/01/25 (a)	200,000	230,172
3.70%, 08/15/27 (a)	150,000	168,858
4.45%, 07/15/28 (a)	150,000	174,812
3.60%, 07/01/29 (a)	150,000	166,461
Duke Realty LP
3.75%, 12/01/24 (a)	150,000	165,191
3.25%, 06/30/26 (a)	230,000	252,919
2.88%, 11/15/29 (a)	50,000	53,341
1.75%, 07/01/30 (a)	150,000	145,979
3.05%, 03/01/50 (a)	50,000	49,146
ERP Operating LP
3.38%, 06/01/25 (a)	100,000	108,753
2.85%, 11/01/26 (a)	150,000	161,835
3.00%, 07/01/29 (a)	100,000	107,546
2.50%, 02/15/30 (a)	200,000	207,452
4.50%, 07/01/44 (a)	150,000	186,574
4.50%, 06/01/45 (a)	100,000	122,584
4.00%, 08/01/47 (a)	100,000	115,031
Essex Portfolio LP
3.50%, 04/01/25 (a)	330,000	359,766
4.00%, 03/01/29 (a)	150,000	169,790
3.00%, 01/15/30 (a)	200,000	212,854
1.65%, 01/15/31 (a)	150,000	141,873
2.65%, 03/15/32 (a)	150,000	153,309
2.65%, 09/01/50 (a)	250,000	218,677
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	175,000	190,066
1.25%, 02/15/26 (a)	150,000	150,287
3.25%, 07/15/27 (a)	100,000	107,904
3.50%, 06/01/30 (a)	100,000	108,967
4.50%, 12/01/44 (a)	100,000	115,946
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Healthcare Realty Trust, Inc.
2.05%, 03/15/31 (a)	250,000	242,335
Healthcare Trust of America Holdings LP
3.50%, 08/01/26 (a)	200,000	221,434
3.10%, 02/15/30 (a)	200,000	211,728
2.00%, 03/15/31 (a)	250,000	240,820
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	200,000	217,200
3.25%, 07/15/26 (a)	250,000	275,485
3.50%, 07/15/29 (a)	150,000	165,513
3.00%, 01/15/30 (a)	100,000	106,485
2.88%, 01/15/31 (a)	250,000	262,470
Highwoods Realty LP
4.20%, 04/15/29 (a)	100,000	111,308
3.05%, 02/15/30 (a)	150,000	154,212
2.60%, 02/01/31 (a)	150,000	148,964
Host Hotels & Resorts LP
3.88%, 04/01/24 (a)	100,000	106,161
4.00%, 06/15/25 (a)	180,000	193,183
3.38%, 12/15/29 (a)	150,000	151,146
3.50%, 09/15/30 (a)	225,000	228,980
Hudson Pacific Properties LP
4.65%, 04/01/29 (a)	100,000	113,943
3.25%, 01/15/30 (a)	250,000	258,255
Kilroy Realty LP
4.75%, 12/15/28 (a)	100,000	115,664
4.25%, 08/15/29 (a)	195,000	220,126
3.05%, 02/15/30 (a)	150,000	155,805
2.50%, 11/15/32 (a)	150,000	145,773
Kimco Realty Corp.
3.40%, 11/01/22 (a)	245,000	255,785
3.30%, 02/01/25 (a)	250,000	270,587
1.90%, 03/01/28 (a)	200,000	200,250
2.70%, 10/01/30 (a)	200,000	206,152
4.25%, 04/01/45 (a)	250,000	282,025
4.13%, 12/01/46 (a)	100,000	110,174
Lexington Realty Trust
2.70%, 09/15/30 (a)	200,000	201,440
Life Storage LP
3.88%, 12/15/27 (a)	150,000	169,799
4.00%, 06/15/29 (a)	100,000	112,789
2.20%, 10/15/30 (a)	150,000	147,797
Mid-America Apartments LP
4.00%, 11/15/25 (a)	100,000	111,983
3.60%, 06/01/27 (a)	150,000	166,947
4.20%, 06/15/28 (a)	150,000	172,404
3.95%, 03/15/29 (a)	50,000	56,866
2.75%, 03/15/30 (a)	100,000	104,882
1.70%, 02/15/31 (a)	150,000	144,141
National Retail Properties, Inc.
4.30%, 10/15/28 (a)	250,000	285,755
2.50%, 04/15/30 (a)	100,000	101,524
4.80%, 10/15/48 (a)	100,000	122,538
Office Properties Income Trust
4.00%, 07/15/22 (a)	150,000	153,738
4.25%, 05/15/24 (a)	150,000	158,718
4.50%, 02/01/25 (a)	225,000	239,998
Omega Healthcare Investors, Inc.
4.95%, 04/01/24 (a)	496,000	544,940
4.75%, 01/15/28 (a)	100,000	111,813
3.63%, 10/01/29 (a)	150,000	157,209
3.38%, 02/01/31 (a)	250,000	256,277
Physicians Realty LP
4.30%, 03/15/27 (a)	100,000	112,447

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	104,863
3.15%, 08/15/30 (a)	200,000	199,806
Prologis LP
2.13%, 04/15/27 (a)	150,000	156,251
4.38%, 02/01/29 (a)	150,000	178,084
2.25%, 04/15/30 (a)	250,000	256,147
1.25%, 10/15/30 (a)	250,000	235,867
1.63%, 03/15/31 (a)	100,000	96,738
3.00%, 04/15/50 (a)	150,000	150,723
2.13%, 10/15/50 (a)	200,000	169,404
Public Storage
0.88%, 02/15/26 (a)	125,000	123,661
3.09%, 09/15/27 (a)	150,000	166,212
3.39%, 05/01/29 (a)	150,000	167,711
Realty Income Corp.
4.65%, 08/01/23 (a)	300,000	326,988
3.88%, 04/15/25 (a)	150,000	166,740
0.75%, 03/15/26 (a)	250,000	244,992
4.13%, 10/15/26 (a)	100,000	115,089
3.00%, 01/15/27 (a)	330,000	358,363
3.25%, 01/15/31 (a)	200,000	218,056
4.65%, 03/15/47 (a)	150,000	192,804
Regency Centers LP
4.13%, 03/15/28 (a)	150,000	168,062
3.70%, 06/15/30 (a)	100,000	110,324
4.40%, 02/01/47 (a)	100,000	111,509
4.65%, 03/15/49 (a)	200,000	232,460
Retail Properties of America, Inc.
4.75%, 09/15/30 (a)	200,000	217,064
Sabra Health Care LP/Sabra Capital Corp.
3.90%, 10/15/29 (a)	150,000	155,835
Simon Property Group LP
2.35%, 01/30/22 (a)	250,000	253,320
2.75%, 02/01/23 (a)	200,000	207,958
2.00%, 09/13/24 (a)	250,000	260,327
3.38%, 10/01/24 (a)	400,000	433,880
3.50%, 09/01/25 (a)	250,000	272,782
3.30%, 01/15/26 (a)	250,000	271,717
3.25%, 11/30/26 (a)	250,000	273,705
3.38%, 12/01/27 (a)	100,000	110,135
2.45%, 09/13/29 (a)	250,000	254,562
2.65%, 07/15/30 (a)	250,000	254,755
6.75%, 02/01/40 (a)	250,000	363,227
4.25%, 11/30/46 (a)	150,000	168,366
3.25%, 09/13/49 (a)	150,000	143,885
3.80%, 07/15/50 (a)	250,000	261,750
SITE Centers Corp.
3.63%, 02/01/25 (a)	150,000	156,654
4.70%, 06/01/27 (a)	100,000	110,987
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	100,000	103,765
Spirit Realty LP
4.45%, 09/15/26 (a)	100,000	112,570
3.40%, 01/15/30 (a)	150,000	159,294
3.20%, 02/15/31 (a)	150,000	155,799
STORE Capital Corp.
4.50%, 03/15/28 (a)	100,000	112,762
Tanger Properties LP
3.88%, 07/15/27 (a)	100,000	106,188
UDR, Inc.
2.95%, 09/01/26 (a)	150,000	162,063
3.50%, 01/15/28 (a)	250,000	274,777
3.20%, 01/15/30 (a)	150,000	161,472
2.10%, 08/01/32 (a)	150,000	145,571
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ventas Realty LP
3.50%, 04/15/24 (a)	100,000	108,385
2.65%, 01/15/25 (a)	300,000	317,574
3.50%, 02/01/25 (a)	150,000	163,407
3.25%, 10/15/26 (a)	100,000	108,764
3.85%, 04/01/27 (a)	250,000	278,805
4.40%, 01/15/29 (a)	250,000	286,035
4.75%, 11/15/30 (a)	100,000	118,508
5.70%, 09/30/43 (a)	100,000	126,324
4.38%, 02/01/45 (a)	200,000	215,440
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	200,000	220,286
3.95%, 08/15/27 (a)	150,000	168,407
3.40%, 01/15/28 (a)	200,000	216,330
2.20%, 06/15/28 (a)	200,000	200,312
3.10%, 12/15/29 (a)	100,000	104,662
Vornado Realty LP
3.50%, 01/15/25 (a)	150,000	159,629
Welltower, Inc.
3.75%, 03/15/23 (a)	150,000	158,841
4.50%, 01/15/24 (a)	200,000	220,130
3.63%, 03/15/24 (a)	300,000	324,972
4.00%, 06/01/25 (a)	300,000	333,111
4.25%, 04/01/26 (a)	350,000	399,483
4.13%, 03/15/29 (a)	150,000	170,076
2.75%, 01/15/31 (a)	250,000	257,497
4.95%, 09/01/48 (a)	100,000	123,679
WP Carey, Inc.
4.00%, 02/01/25 (a)	100,000	109,905
4.25%, 10/01/26 (a)	150,000	170,784
2.40%, 02/01/31 (a)	200,000	201,024
2.25%, 04/01/33 (a)	100,000	97,372
		37,536,061
		418,266,535

Industrial 16.5%
Basic Industry 0.8%
Air Products & Chemicals, Inc.
1.50%, 10/15/25 (a)	250,000	255,950
2.05%, 05/15/30 (a)	200,000	203,448
2.70%, 05/15/40 (a)	200,000	200,940
2.80%, 05/15/50 (a)	200,000	196,096
Albemarle Corp.
5.45%, 12/01/44 (a)	50,000	58,761
Barrick Gold Corp.
5.25%, 04/01/42	300,000	390,555
Barrick North America Finance LLC
5.70%, 05/30/41	100,000	136,676
5.75%, 05/01/43	150,000	209,859
Barrick PD Australia Finance Pty Ltd.
5.95%, 10/15/39	250,000	342,785
BHP Billiton Finance (USA) Ltd.
2.88%, 02/24/22	150,000	153,950
3.85%, 09/30/23	200,000	217,864
6.42%, 03/01/26	150,000	187,947
4.13%, 02/24/42	95,000	114,521
5.00%, 09/30/43	600,000	816,660
Cabot Corp.
4.00%, 07/01/29 (a)	150,000	161,130
Celanese US Holdings LLC
4.63%, 11/15/22	100,000	106,739
3.50%, 05/08/24 (a)	100,000	107,666

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	218,442
3.88%, 11/02/27 (a)	200,000	217,434
Domtar Corp.
4.40%, 04/01/22 (a)	150,000	154,602
DuPont de Nemours, Inc.
2.17%, 05/01/23	500,000	502,715
4.21%, 11/15/23 (a)	400,000	438,492
4.49%, 11/15/25 (a)	400,000	458,460
4.73%, 11/15/28 (a)	400,000	476,120
5.32%, 11/15/38 (a)	350,000	454,209
5.42%, 11/15/48 (a)	400,000	534,272
Eastman Chemical Co.
3.60%, 08/15/22 (a)	200,000	207,692
3.80%, 03/15/25 (a)	150,000	164,531
4.50%, 12/01/28 (a)	250,000	295,202
4.80%, 09/01/42 (a)	250,000	308,245
Ecolab, Inc.
2.38%, 08/10/22 (a)	150,000	154,193
2.70%, 11/01/26 (a)	150,000	162,312
3.25%, 12/01/27 (a)	150,000	166,692
4.80%, 03/24/30 (a)	200,000	245,146
1.30%, 01/30/31 (a)	200,000	188,744
5.50%, 12/08/41	150,000	204,123
2.13%, 08/15/50 (a)	250,000	213,355
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	200,000	205,222
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	100,000	111,138
5.50%, 01/17/27	100,000	115,845
FMC Corp.
3.20%, 10/01/26 (a)	100,000	109,453
3.45%, 10/01/29 (a)	100,000	109,374
4.50%, 10/01/49 (a)	100,000	119,176
Georgia-Pacific LLC
7.75%, 11/15/29	150,000	215,928
8.88%, 05/15/31	100,000	158,915
Huntsman International LLC
5.13%, 11/15/22 (a)	150,000	158,975
4.50%, 05/01/29 (a)	100,000	112,836
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	115,833
4.38%, 06/01/47 (a)	200,000	232,256
5.00%, 09/26/48 (a)	150,000	191,629
International Paper Co.
3.80%, 01/15/26 (a)	150,000	167,828
5.00%, 09/15/35 (a)	250,000	316,167
7.30%, 11/15/39	100,000	156,120
6.00%, 11/15/41 (a)	200,000	281,962
4.80%, 06/15/44 (a)	100,000	124,621
4.40%, 08/15/47 (a)	400,000	483,040
4.35%, 08/15/48 (a)	100,000	121,645
Kinross Gold Corp.
5.13%, 09/01/21 (a)	150,000	151,719
4.50%, 07/15/27 (a)	100,000	114,554
Linde, Inc.
3.20%, 01/30/26 (a)	150,000	165,198
1.10%, 08/10/30 (a)	200,000	187,202
2.00%, 08/10/50 (a)	250,000	207,672
LYB International Finance BV
4.00%, 07/15/23	150,000	162,293
5.25%, 07/15/43	150,000	188,722
4.88%, 03/15/44 (a)	150,000	180,170
Security Rate, Maturity Date	Face Amount ($)	Value ($)
LYB International Finance II BV
3.50%, 03/02/27 (a)	250,000	275,657
LYB International Finance III LLC
2.88%, 05/01/25 (a)	100,000	106,667
1.25%, 10/01/25 (a)	200,000	200,242
3.38%, 05/01/30 (a)	300,000	325,272
2.25%, 10/01/30 (a)	250,000	248,517
3.38%, 10/01/40 (a)	250,000	255,310
4.20%, 10/15/49 (a)	100,000	110,319
4.20%, 05/01/50 (a)	250,000	276,417
3.63%, 04/01/51 (a)	250,000	253,927
3.80%, 10/01/60 (a)	250,000	253,810
LyondellBasell Industries N.V.
4.63%, 02/26/55 (a)	100,000	116,783
Newmont Corp.
3.50%, 03/15/22 (a)	200,000	204,462
3.70%, 03/15/23 (a)	27,000	28,472
2.80%, 10/01/29 (a)	100,000	104,950
2.25%, 10/01/30 (a)	100,000	99,820
5.88%, 04/01/35	100,000	137,080
4.88%, 03/15/42 (a)	330,000	422,278
5.45%, 06/09/44 (a)	100,000	134,743
Nucor Corp.
2.00%, 06/01/25 (a)	250,000	259,625
3.95%, 05/01/28 (a)	250,000	286,342
2.70%, 06/01/30 (a)	250,000	263,032
2.98%, 12/15/55 (a)(c)	300,000	289,953
Nutrien Ltd.
3.15%, 10/01/22 (a)	195,000	201,971
1.90%, 05/13/23	200,000	206,322
3.63%, 03/15/24 (a)	200,000	216,560
3.38%, 03/15/25 (a)	180,000	195,196
4.20%, 04/01/29 (a)	100,000	116,092
5.88%, 12/01/36	200,000	271,178
6.13%, 01/15/41 (a)	145,000	203,750
4.90%, 06/01/43 (a)	250,000	311,815
5.25%, 01/15/45 (a)	150,000	196,467
5.00%, 04/01/49 (a)	100,000	130,630
3.95%, 05/13/50 (a)	200,000	227,168
Packaging Corp. of America
4.50%, 11/01/23 (a)	300,000	328,926
3.40%, 12/15/27 (a)	100,000	111,458
3.00%, 12/15/29 (a)	150,000	161,225
4.05%, 12/15/49 (a)	100,000	116,784
PPG Industries, Inc.
3.20%, 03/15/23 (a)	100,000	105,264
2.40%, 08/15/24 (a)	100,000	105,449
2.80%, 08/15/29 (a)	100,000	106,848
2.55%, 06/15/30 (a)	200,000	208,536
Praxair, Inc.
2.45%, 02/15/22 (a)	150,000	152,348
2.65%, 02/05/25 (a)	250,000	265,907
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	200,000	197,214
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	100,000	143,506
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	150,000	166,542
7.13%, 07/15/28	100,000	137,878
5.20%, 11/02/40	250,000	338,782
Rio Tinto Finance (USA) PLC
4.75%, 03/22/42 (a)	200,000	260,138
4.13%, 08/21/42 (a)	200,000	242,456
Rohm & Haas Co.
7.85%, 07/15/29	250,000	344,410

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
RPM International, Inc.
4.55%, 03/01/29 (a)	100,000	114,898
4.25%, 01/15/48 (a)	100,000	107,320
Southern Copper Corp.
3.88%, 04/23/25	250,000	276,487
7.50%, 07/27/35	300,000	438,450
6.75%, 04/16/40	100,000	141,345
5.25%, 11/08/42	250,000	314,480
5.88%, 04/23/45	250,000	340,355
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	100,000	107,139
2.40%, 06/15/25 (a)	150,000	157,670
5.00%, 12/15/26 (a)	200,000	211,354
1.65%, 10/15/27 (a)	250,000	251,970
3.45%, 04/15/30 (a)	100,000	109,181
3.25%, 10/15/50 (a)	250,000	243,362
Suzano Austria GmbH
6.00%, 01/15/29 (a)	400,000	479,428
5.00%, 01/15/30 (a)	200,000	226,394
3.75%, 01/15/31 (a)	250,000	265,967
Teck Resources Ltd.
3.90%, 07/15/30 (a)	200,000	217,636
6.13%, 10/01/35	75,000	95,486
6.00%, 08/15/40 (a)	100,000	126,973
6.25%, 07/15/41 (a)	100,000	130,199
5.20%, 03/01/42 (a)	150,000	173,549
5.40%, 02/01/43 (a)	100,000	117,716
The Dow Chemical Co.
3.50%, 10/01/24 (a)	150,000	163,061
3.63%, 05/15/26 (a)	150,000	166,881
7.38%, 11/01/29	174,000	242,967
2.10%, 11/15/30 (a)	250,000	247,010
4.25%, 10/01/34 (a)	150,000	173,559
9.40%, 05/15/39	100,000	173,920
5.25%, 11/15/41 (a)	100,000	125,966
4.38%, 11/15/42 (a)	250,000	294,380
4.63%, 10/01/44 (a)	100,000	120,186
5.55%, 11/30/48 (a)	150,000	205,309
4.80%, 05/15/49 (a)	300,000	376,638
3.60%, 11/15/50 (a)	250,000	258,957
The Mosaic Co.
3.25%, 11/15/22 (a)	300,000	312,948
4.05%, 11/15/27 (a)	250,000	282,707
4.88%, 11/15/41 (a)	100,000	113,770
5.63%, 11/15/43 (a)	100,000	129,912
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	107,548
3.45%, 08/01/25 (a)	200,000	218,324
3.45%, 06/01/27 (a)	250,000	275,505
2.95%, 08/15/29 (a)	200,000	212,984
2.30%, 05/15/30 (a)	100,000	101,242
4.00%, 12/15/42 (a)	100,000	112,472
4.50%, 06/01/47 (a)	350,000	425,411
3.80%, 08/15/49 (a)	100,000	110,806
3.30%, 05/15/50 (a)	100,000	102,381
Vale Overseas Ltd.
6.25%, 08/10/26	450,000	547,074
3.75%, 07/08/30 (a)	400,000	428,192
8.25%, 01/17/34	100,000	146,058
6.88%, 11/21/36	350,000	481,558
6.88%, 11/10/39	200,000	276,710
Vale S.A.
5.63%, 09/11/42	100,000	126,071
Westlake Chemical Corp.
3.60%, 08/15/26 (a)	100,000	109,903
3.38%, 06/15/30 (a)	250,000	268,215
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.00%, 08/15/46 (a)	100,000	119,888
4.38%, 11/15/47 (a)	100,000	112,970
WestRock MWV LLC
7.95%, 02/15/31	150,000	211,141
WestRock RKT LLC
4.90%, 03/01/22	100,000	104,584
Weyerhaeuser Co.
4.00%, 11/15/29 (a)	150,000	171,125
4.00%, 04/15/30 (a)	150,000	170,967
7.38%, 03/15/32	250,000	362,830
WRKCo, Inc.
3.75%, 03/15/25 (a)	300,000	330,546
4.65%, 03/15/26 (a)	150,000	172,806
4.00%, 03/15/28 (a)	150,000	169,781
3.90%, 06/01/28 (a)	100,000	112,914
4.90%, 03/15/29 (a)	100,000	120,285
3.00%, 06/15/33 (a)	250,000	264,720
		39,527,060
Capital Goods 1.6%
3M Co.
2.00%, 06/26/22	263,000	269,259
2.25%, 03/15/23 (a)	250,000	259,950
3.25%, 02/14/24 (a)	250,000	270,145
2.00%, 02/14/25 (a)	150,000	156,995
2.65%, 04/15/25 (a)	150,000	160,584
3.00%, 08/07/25	100,000	109,126
2.88%, 10/15/27 (a)	250,000	274,267
3.63%, 09/14/28 (a)	150,000	170,607
3.38%, 03/01/29 (a)	350,000	391,104
3.05%, 04/15/30 (a)	200,000	218,924
3.88%, 06/15/44	100,000	116,155
3.13%, 09/19/46 (a)	100,000	104,019
4.00%, 09/14/48 (a)	250,000	298,605
3.25%, 08/26/49 (a)	200,000	213,048
3.70%, 04/15/50 (a)	100,000	114,172
ABB Finance USA, Inc.
2.88%, 05/08/22	250,000	257,500
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	100,000	98,215
Allegion PLC
3.50%, 10/01/29 (a)	100,000	108,006
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	250,000	266,805
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	100,000	116,685
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	107,026
2.05%, 03/01/25 (a)	100,000	104,027
2.80%, 02/15/30 (a)	150,000	158,063
Avery Dennison Corp.
2.65%, 04/30/30 (a)	100,000	103,908
Bemis Co., Inc.
2.63%, 06/19/30 (a)	250,000	258,955
Berry Global, Inc.
1.57%, 01/15/26 (a)(c)(d)	350,000	349,107
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	150,000	169,232
2.75%, 03/01/30 (a)	150,000	155,276
Carrier Global Corp.
2.24%, 02/15/25 (a)	425,000	443,793
2.49%, 02/15/27 (a)	350,000	368,371
2.72%, 02/15/30 (a)	400,000	413,712
2.70%, 02/15/31 (a)(c)	250,000	257,932

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.38%, 04/05/40 (a)	450,000	468,724
3.58%, 04/05/50 (a)(c)	325,000	335,195
Caterpillar Financial Services Corp.
2.95%, 02/26/22	150,000	154,046
0.95%, 05/13/22	200,000	201,650
1.90%, 09/06/22	150,000	153,707
1.95%, 11/18/22	150,000	154,275
2.63%, 03/01/23	100,000	104,653
0.65%, 07/07/23	400,000	403,168
0.45%, 09/14/23	250,000	250,477
2.85%, 05/17/24	100,000	107,392
3.30%, 06/09/24	200,000	217,622
2.15%, 11/08/24	150,000	158,444
3.25%, 12/01/24	100,000	109,768
1.45%, 05/15/25	300,000	306,144
0.80%, 11/13/25	200,000	198,560
2.40%, 08/09/26	362,000	385,056
1.10%, 09/14/27	250,000	246,295
Caterpillar, Inc.
2.60%, 06/26/22 (a)	200,000	204,830
3.40%, 05/15/24 (a)	135,000	146,435
2.60%, 09/19/29 (a)	100,000	106,227
2.60%, 04/09/30 (a)	200,000	211,852
5.20%, 05/27/41	150,000	203,448
3.80%, 08/15/42	350,000	410,081
4.30%, 05/15/44 (a)	100,000	124,617
3.25%, 09/19/49 (a)	100,000	107,207
3.25%, 04/09/50 (a)	400,000	428,136
4.75%, 05/15/64 (a)	100,000	136,929
CNH Industrial Capital LLC
1.95%, 07/02/23	250,000	257,930
4.20%, 01/15/24	200,000	219,364
1.88%, 01/15/26 (a)	250,000	257,517
CNH Industrial N.V.
4.50%, 08/15/23	100,000	109,290
3.85%, 11/15/27 (a)	100,000	113,158
Crane Co.
4.45%, 12/15/23 (a)	100,000	109,376
Deere & Co.
2.75%, 04/15/25 (a)	150,000	161,349
5.38%, 10/16/29	362,000	463,860
3.10%, 04/15/30 (a)	150,000	165,000
3.90%, 06/09/42 (a)	100,000	119,045
2.88%, 09/07/49 (a)	100,000	101,751
3.75%, 04/15/50 (a)	300,000	354,465
Dover Corp.
3.15%, 11/15/25 (a)	150,000	163,094
5.38%, 03/01/41 (a)	100,000	126,614
Eaton Corp.
2.75%, 11/02/22	350,000	364,140
3.10%, 09/15/27 (a)	150,000	166,053
4.00%, 11/02/32	196,000	230,333
4.15%, 11/02/42	150,000	178,251
3.92%, 09/15/47 (a)	100,000	114,592
Emerson Electric Co.
0.88%, 10/15/26 (a)	250,000	246,582
1.80%, 10/15/27 (a)	150,000	154,104
5.25%, 11/15/39	100,000	135,348
2.75%, 10/15/50 (a)	200,000	194,636
Flowserve Corp.
3.50%, 10/01/30 (a)	250,000	264,850
Fortive Corp.
4.30%, 06/15/46 (a)	180,000	212,258
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	150,000	162,848
3.25%, 09/15/29 (a)	200,000	214,856
General Dynamics Corp.
2.25%, 11/15/22 (a)	300,000	308,634
3.38%, 05/15/23 (a)	100,000	106,577
1.88%, 08/15/23 (a)	250,000	259,112
2.38%, 11/15/24 (a)	250,000	265,525
3.25%, 04/01/25 (a)	100,000	108,902
3.50%, 04/01/27 (a)	100,000	112,301
3.75%, 05/15/28 (a)	400,000	455,588
3.63%, 04/01/30 (a)	150,000	171,111
4.25%, 04/01/40 (a)	200,000	245,254
4.25%, 04/01/50 (a)	200,000	249,810
General Electric Co.
2.70%, 10/09/22	200,000	207,498
3.10%, 01/09/23	350,000	367,878
3.38%, 03/11/24	200,000	216,352
3.45%, 05/15/24 (a)	74,000	79,894
5.55%, 01/05/26	100,000	119,206
3.45%, 05/01/27 (a)	350,000	384,566
3.63%, 05/01/30 (a)	200,000	218,338
6.75%, 03/15/32	650,000	879,300
6.15%, 08/07/37	200,000	267,678
5.88%, 01/14/38	670,000	880,728
6.88%, 01/10/39	350,000	499,492
4.25%, 05/01/40 (a)	450,000	502,236
4.13%, 10/09/42	134,000	148,041
4.50%, 03/11/44	225,000	258,599
4.35%, 05/01/50 (a)	650,000	724,581
Honeywell International, Inc.
1.85%, 11/01/21 (a)	330,000	333,247
0.48%, 08/19/22 (a)	350,000	350,434
2.30%, 08/15/24 (a)	200,000	212,324
1.35%, 06/01/25 (a)	300,000	306,447
2.50%, 11/01/26 (a)	300,000	323,937
2.70%, 08/15/29 (a)	150,000	161,160
1.95%, 06/01/30 (a)	200,000	202,238
5.70%, 03/15/37	100,000	136,928
3.81%, 11/21/47 (a)	350,000	410,105
2.80%, 06/01/50 (a)	150,000	150,045
Hubbell, Inc.
3.50%, 02/15/28 (a)	100,000	108,344
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	100,000	110,536
4.20%, 05/01/30 (a)	100,000	115,027
IDEX Corp.
3.00%, 05/01/30 (a)	200,000	212,486
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	162,858
2.65%, 11/15/26 (a)	200,000	216,514
3.90%, 09/01/42 (a)	300,000	362,307
John Deere Capital Corp.
2.75%, 03/15/22	250,000	256,545
2.95%, 04/01/22	100,000	102,965
0.55%, 07/05/22	250,000	251,020
2.15%, 09/08/22	500,000	514,405
2.80%, 03/06/23	200,000	210,192
0.40%, 10/10/23	500,000	501,930
3.45%, 01/10/24	150,000	163,175
2.60%, 03/07/24	150,000	159,897
3.35%, 06/12/24	100,000	109,097
2.05%, 01/09/25	100,000	104,751
0.70%, 01/15/26	100,000	98,587
2.65%, 06/10/26	200,000	216,032
1.75%, 03/09/27	200,000	205,096

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.05%, 01/06/28	250,000	273,647
3.45%, 03/07/29	100,000	113,000
2.80%, 07/18/29	150,000	161,910
2.45%, 01/09/30	100,000	105,898
1.45%, 01/15/31	200,000	192,316
Johnson Controls International PLC
3.63%, 07/02/24 (a)	195,000	211,649
6.00%, 01/15/36	200,000	274,318
4.63%, 07/02/44 (a)	195,000	241,082
5.13%, 09/14/45 (a)	169,000	222,353
4.95%, 07/02/64 (a)	100,000	127,670
Johnson Controls International plc / Tyco Fire & Security Finance SCA
1.75%, 09/15/30 (a)	150,000	146,544
Kennametal, Inc.
4.63%, 06/15/28 (a)	100,000	113,923
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	107,483
3.83%, 04/27/25 (a)	150,000	166,247
4.40%, 06/15/28 (a)	450,000	524,646
2.90%, 12/15/29 (a)	150,000	160,392
1.80%, 01/15/31 (a)	200,000	194,710
6.15%, 12/15/40	95,000	136,901
5.05%, 04/27/45 (a)	100,000	130,579
Leggett & Platt, Inc.
3.80%, 11/15/24 (a)	100,000	108,410
3.50%, 11/15/27 (a)	100,000	108,209
4.40%, 03/15/29 (a)	100,000	113,936
Lennox International, Inc.
1.35%, 08/01/25 (a)	200,000	201,102
1.70%, 08/01/27 (a)	150,000	151,055
Lockheed Martin Corp.
3.35%, 09/15/21	83,000	84,361
3.10%, 01/15/23 (a)	250,000	261,725
2.90%, 03/01/25 (a)	150,000	161,123
3.55%, 01/15/26 (a)	450,000	501,592
3.60%, 03/01/35 (a)	100,000	114,970
4.50%, 05/15/36 (a)	150,000	187,481
4.07%, 12/15/42	200,000	239,174
3.80%, 03/01/45 (a)	150,000	171,825
4.70%, 05/15/46 (a)	250,000	321,375
2.80%, 06/15/50 (a)	250,000	242,872
4.09%, 09/15/52 (a)	538,000	647,515
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	100,000	110,521
3.45%, 06/01/27 (a)	50,000	55,431
2.50%, 03/15/30 (a)	100,000	103,587
4.25%, 12/15/47 (a)	100,000	116,631
Masco Corp.
5.95%, 03/15/22	100,000	105,225
4.45%, 04/01/25 (a)	200,000	225,880
2.00%, 10/01/30 (a)	250,000	245,752
4.50%, 05/15/47 (a)	300,000	360,633
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	100,000	105,495
3.63%, 05/15/30 (a)	160,000	176,456
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	400,000	413,568
2.93%, 01/15/25 (a)	250,000	267,497
3.20%, 02/01/27 (a)	100,000	109,909
3.25%, 01/15/28 (a)	500,000	544,910
4.40%, 05/01/30 (a)	150,000	177,555
5.15%, 05/01/40 (a)	100,000	130,557
5.05%, 11/15/40	400,000	520,984
4.75%, 06/01/43	150,000	188,911
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.03%, 10/15/47 (a)	500,000	573,540
5.25%, 05/01/50 (a)	100,000	136,648
nVent Finance Sarl
4.55%, 04/15/28 (a)	150,000	159,762
Oshkosh Corp.
3.10%, 03/01/30 (a)	100,000	105,988
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	200,000	208,596
2.29%, 04/05/27 (a)	100,000	104,605
2.57%, 02/15/30 (a)	250,000	257,895
3.11%, 02/15/40 (a)	225,000	232,360
3.36%, 02/15/50 (a)	125,000	129,736
Owens Corning
4.20%, 12/01/24 (a)	150,000	167,151
3.95%, 08/15/29 (a)	300,000	338,163
3.88%, 06/01/30 (a)	100,000	112,229
4.30%, 07/15/47 (a)	100,000	112,541
Parker-Hannifin Corp.
2.70%, 06/14/24 (a)	150,000	160,035
3.30%, 11/21/24 (a)	250,000	272,562
3.25%, 03/01/27 (a)	150,000	165,165
3.25%, 06/14/29 (a)	150,000	163,793
6.25%, 05/15/38	150,000	212,511
4.45%, 11/21/44 (a)	100,000	123,560
4.10%, 03/01/47 (a)	100,000	118,685
4.00%, 06/14/49 (a)	100,000	117,662
Pentair Finance Sarl
4.50%, 07/01/29 (a)	75,000	86,837
Precision Castparts Corp.
2.50%, 01/15/23 (a)	250,000	258,887
3.25%, 06/15/25 (a)	100,000	109,266
4.38%, 06/15/45 (a)	100,000	118,709
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)	150,000	153,618
2.50%, 12/15/22 (a)(c)	150,000	154,916
3.70%, 12/15/23 (a)	100,000	108,278
3.20%, 03/15/24 (a)	200,000	214,894
3.95%, 08/16/25 (a)	350,000	392,868
2.65%, 11/01/26 (a)	150,000	162,269
3.50%, 03/15/27 (a)	350,000	390,012
3.13%, 05/04/27 (a)	200,000	219,440
4.13%, 11/16/28 (a)	450,000	519,052
7.50%, 09/15/29	100,000	140,986
2.25%, 07/01/30 (a)	250,000	253,415
6.05%, 06/01/36	500,000	700,475
6.13%, 07/15/38	450,000	634,594
4.45%, 11/16/38 (a)	200,000	240,952
4.88%, 10/15/40 (c)	150,000	191,170
4.70%, 12/15/41	100,000	124,544
4.50%, 06/01/42	650,000	798,479
4.80%, 12/15/43 (a)	100,000	124,426
4.15%, 05/15/45 (a)	100,000	116,084
3.75%, 11/01/46 (a)	150,000	164,798
4.35%, 04/15/47 (a)	150,000	179,612
4.05%, 05/04/47 (a)	100,000	114,946
4.63%, 11/16/48 (a)	450,000	558,414
3.13%, 07/01/50 (a)	200,000	200,576
Republic Services, Inc.
4.75%, 05/15/23 (a)	82,000	88,871
2.50%, 08/15/24 (a)	300,000	318,186
0.88%, 11/15/25 (a)	200,000	197,714
2.90%, 07/01/26 (a)	200,000	216,010
3.38%, 11/15/27 (a)	150,000	167,297
3.95%, 05/15/28 (a)	100,000	114,227
2.30%, 03/01/30 (a)	300,000	306,462

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.45%, 02/15/31 (a)	250,000	235,467
3.05%, 03/01/50 (a)	100,000	100,977
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	113,116
4.20%, 03/01/49 (a)	100,000	124,036
Roper Technologies, Inc.
0.45%, 08/15/22	250,000	250,645
3.13%, 11/15/22 (a)	150,000	155,963
3.65%, 09/15/23 (a)	100,000	107,893
1.00%, 09/15/25 (a)	250,000	248,682
3.85%, 12/15/25 (a)	250,000	279,827
3.80%, 12/15/26 (a)	150,000	169,911
1.40%, 09/15/27 (a)	250,000	248,360
2.95%, 09/15/29 (a)	100,000	106,791
2.00%, 06/30/30 (a)	250,000	246,415
1.75%, 02/15/31 (a)	250,000	239,695
Snap-on, Inc.
4.10%, 03/01/48 (a)	100,000	120,623
3.10%, 05/01/50 (a)	200,000	207,654
Sonoco Products Co.
3.13%, 05/01/30 (a)	400,000	425,456
5.75%, 11/01/40 (a)	150,000	193,962
Stanley Black & Decker, Inc.
4.25%, 11/15/28 (a)	250,000	293,702
2.30%, 03/15/30 (a)	200,000	206,288
5.20%, 09/01/40	100,000	131,773
4.85%, 11/15/48 (a)	150,000	198,192
4.00%, 03/15/60 (a)(b)	100,000	105,495
Textron, Inc.
4.00%, 03/15/26 (a)	100,000	111,364
3.38%, 03/01/28 (a)	200,000	214,984
3.00%, 06/01/30 (a)	100,000	104,159
2.45%, 03/15/31 (a)	250,000	247,120
The Boeing Co.
2.30%, 08/01/21	150,000	151,028
2.13%, 03/01/22 (a)	150,000	151,962
1.17%, 02/04/23 (a)	250,000	250,975
2.80%, 03/01/23 (a)	250,000	259,260
4.51%, 05/01/23 (a)	820,000	879,917
1.95%, 02/01/24	275,000	282,219
1.43%, 02/04/24 (a)	500,000	500,970
4.88%, 05/01/25 (a)	600,000	671,394
2.60%, 10/30/25 (a)	50,000	51,620
2.75%, 02/01/26 (a)	250,000	258,995
2.20%, 02/04/26 (a)	750,000	751,500
3.10%, 05/01/26 (a)	100,000	105,061
2.25%, 06/15/26 (a)	50,000	50,531
2.80%, 03/01/27 (a)	300,000	309,909
5.04%, 05/01/27 (a)	450,000	519,156
3.25%, 02/01/28 (a)	250,000	262,555
3.45%, 11/01/28 (a)	150,000	157,398
3.20%, 03/01/29 (a)	150,000	154,937
2.95%, 02/01/30 (a)	150,000	151,446
5.15%, 05/01/30 (a)	800,000	933,528
3.63%, 02/01/31 (a)	350,000	370,527
3.60%, 05/01/34 (a)	100,000	102,676
3.25%, 02/01/35 (a)	150,000	148,311
6.63%, 02/15/38	200,000	260,024
3.55%, 03/01/38 (a)	200,000	197,896
3.50%, 03/01/39 (a)	150,000	146,909
6.88%, 03/15/39	230,000	313,205
5.88%, 02/15/40	100,000	123,384
5.71%, 05/01/40 (a)	600,000	756,624
3.65%, 03/01/47 (a)	150,000	144,383
3.63%, 03/01/48 (a)	50,000	47,821
3.85%, 11/01/48 (a)	100,000	98,421
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 05/01/49 (a)	100,000	99,751
3.75%, 02/01/50 (a)	175,000	171,682
5.81%, 05/01/50 (a)	1,000,000	1,291,040
3.83%, 03/01/59 (a)	150,000	144,188
3.95%, 08/01/59 (a)	150,000	148,190
5.93%, 05/01/60 (a)	800,000	1,053,504
The Timken Co.
4.50%, 12/15/28 (a)	100,000	109,702
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	150,000	162,614
3.75%, 08/21/28 (a)	100,000	112,754
5.75%, 06/15/43	100,000	141,459
4.30%, 02/21/48 (a)	150,000	179,258
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	150,000	164,102
3.50%, 03/21/26 (a)	200,000	220,906
3.80%, 03/21/29 (a)	100,000	113,741
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	100,000	114,214
Vulcan Materials Co.
3.90%, 04/01/27 (a)	100,000	115,302
3.50%, 06/01/30 (a)	200,000	221,690
4.50%, 06/15/47 (a)	150,000	180,387
4.70%, 03/01/48 (a)	100,000	122,370
Waste Connections, Inc.
4.25%, 12/01/28 (a)	100,000	116,316
3.50%, 05/01/29 (a)	100,000	111,570
2.60%, 02/01/30 (a)	150,000	156,635
Waste Management, Inc.
2.90%, 09/15/22 (a)	150,000	154,974
3.13%, 03/01/25 (a)	500,000	540,735
0.75%, 11/15/25 (a)	200,000	197,372
3.15%, 11/15/27 (a)	200,000	221,072
1.15%, 03/15/28 (a)	200,000	193,806
3.90%, 03/01/35 (a)	100,000	116,768
4.10%, 03/01/45 (a)	262,000	308,015
4.15%, 07/15/49 (a)	100,000	119,863
2.50%, 11/15/50 (a)	250,000	226,012
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(g)(h)	100,000	109,293
3.20%, 06/15/25 (a)	200,000	212,904
4.95%, 09/15/28 (a)(g)(h)	250,000	292,685
WW Grainger, Inc.
1.85%, 02/15/25 (a)	250,000	259,720
4.60%, 06/15/45 (a)	100,000	125,462
4.20%, 05/15/47 (a)	200,000	237,778
Xylem, Inc.
3.25%, 11/01/26 (a)	200,000	221,118
1.95%, 01/30/28 (a)	200,000	204,764
2.25%, 01/30/31 (a)	250,000	253,452
		81,061,231
Communications 2.5%
Activision Blizzard, Inc.
3.40%, 09/15/26 (a)	150,000	167,073
1.35%, 09/15/30 (a)	250,000	234,073
4.50%, 06/15/47 (a)	100,000	123,862
2.50%, 09/15/50 (a)	250,000	220,318
America Movil, S.A.B. de CV
3.13%, 07/16/22	400,000	414,376
3.63%, 04/22/29 (a)	200,000	220,874
2.88%, 05/07/30 (a)	200,000	210,544
6.38%, 03/01/35	200,000	287,330
6.13%, 03/30/40	430,000	601,914

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.38%, 07/16/42	200,000	234,472
4.38%, 04/22/49 (a)	200,000	238,104
American Tower Corp.
4.70%, 03/15/22	200,000	208,740
3.50%, 01/31/23	100,000	105,730
3.00%, 06/15/23	150,000	158,493
0.60%, 01/15/24	250,000	250,025
5.00%, 02/15/24	350,000	392,878
3.38%, 05/15/24 (a)	100,000	107,893
2.95%, 01/15/25 (a)	150,000	160,235
2.40%, 03/15/25 (a)	250,000	262,168
4.00%, 06/01/25 (a)	150,000	166,478
3.38%, 10/15/26 (a)	150,000	164,352
2.75%, 01/15/27 (a)	150,000	158,333
3.13%, 01/15/27 (a)	130,000	141,012
3.55%, 07/15/27 (a)	200,000	221,054
3.60%, 01/15/28 (a)	100,000	110,722
1.50%, 01/31/28 (a)	250,000	244,873
3.95%, 03/15/29 (a)	100,000	112,196
3.80%, 08/15/29 (a)	250,000	279,372
2.90%, 01/15/30 (a)	150,000	157,838
1.88%, 10/15/30 (a)	250,000	240,080
3.70%, 10/15/49 (a)	100,000	104,870
3.10%, 06/15/50 (a)	500,000	474,805
2.95%, 01/15/51 (a)	250,000	230,750
AT&T, Inc.
3.00%, 06/30/22 (a)	600,000	618,702
2.63%, 12/01/22 (a)	250,000	258,380
4.05%, 12/15/23	200,000	219,992
4.45%, 04/01/24 (a)	150,000	165,986
3.95%, 01/15/25 (a)	300,000	332,007
3.40%, 05/15/25 (a)	480,000	524,299
3.60%, 07/15/25 (a)	200,000	220,634
4.13%, 02/17/26 (a)	550,000	622,424
2.95%, 07/15/26 (a)	100,000	108,337
3.80%, 02/15/27 (a)	150,000	168,519
4.25%, 03/01/27 (a)	200,000	228,886
2.30%, 06/01/27 (a)	500,000	518,270
1.65%, 02/01/28 (a)	300,000	295,491
4.10%, 02/15/28 (a)	327,000	373,320
4.35%, 03/01/29 (a)	600,000	692,592
4.30%, 02/15/30 (a)	547,000	627,305
2.75%, 06/01/31 (a)	500,000	508,365
2.25%, 02/01/32 (a)	550,000	528,077
2.55%, 12/01/33 (a)(c)	457,000	442,198
6.15%, 09/15/34	200,000	258,372
4.50%, 05/15/35 (a)	550,000	634,469
5.25%, 03/01/37 (a)	500,000	619,700
4.90%, 08/15/37 (a)	250,000	299,405
4.85%, 03/01/39 (a)	350,000	413,640
6.00%, 08/15/40 (a)	250,000	328,690
5.35%, 09/01/40	250,000	316,012
3.50%, 06/01/41 (a)	550,000	553,723
5.15%, 03/15/42	200,000	244,904
4.90%, 06/15/42	150,000	177,885
4.30%, 12/15/42 (a)	400,000	442,100
3.10%, 02/01/43 (a)	350,000	329,738
4.65%, 06/01/44 (a)	150,000	171,026
4.80%, 06/15/44 (a)	200,000	232,396
4.35%, 06/15/45 (a)	300,000	328,692
4.75%, 05/15/46 (a)	500,000	579,280
5.15%, 11/15/46 (a)	250,000	303,240
5.65%, 02/15/47 (a)	150,000	193,476
5.45%, 03/01/47 (a)	350,000	434,518
4.50%, 03/09/48 (a)	600,000	659,868
4.55%, 03/09/49 (a)	400,000	448,324
5.15%, 02/15/50 (a)	300,000	361,935
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.65%, 06/01/51 (a)	500,000	483,785
3.30%, 02/01/52 (a)	550,000	497,860
3.50%, 09/15/53 (a)(c)	1,285,000	1,183,948
3.55%, 09/15/55 (a)(c)	1,473,000	1,355,086
3.80%, 12/01/57 (a)(c)	911,000	869,704
3.65%, 09/15/59 (a)(c)	1,274,000	1,179,176
3.85%, 06/01/60 (a)	300,000	289,089
3.50%, 02/01/61 (a)	350,000	315,959
Bell Canada
4.46%, 04/01/48 (a)	150,000	182,811
4.30%, 07/29/49 (a)	100,000	118,464
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	220,854
5.13%, 12/04/28 (a)	250,000	301,802
9.63%, 12/15/30 (g)(h)	400,000	634,820
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	200,000	213,710
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	500,000	523,310
4.50%, 02/01/24 (a)	250,000	275,355
4.91%, 07/23/25 (a)	1,000,000	1,140,550
3.75%, 02/15/28 (a)	300,000	329,115
4.20%, 03/15/28 (a)	200,000	224,918
5.05%, 03/30/29 (a)	200,000	234,982
2.80%, 04/01/31 (a)	350,000	353,619
2.30%, 02/01/32 (a)	200,000	190,802
6.38%, 10/23/35 (a)	480,000	638,309
5.38%, 04/01/38 (a)	150,000	180,398
3.50%, 06/01/41 (a)(d)	300,000	288,621
6.48%, 10/23/45 (a)	850,000	1,138,311
5.38%, 05/01/47 (a)	450,000	526,392
5.75%, 04/01/48 (a)	500,000	617,375
5.13%, 07/01/49 (a)	200,000	227,454
4.80%, 03/01/50 (a)	400,000	435,796
3.70%, 04/01/51 (a)	600,000	566,208
3.90%, 06/01/52 (a)(d)	200,000	194,772
6.83%, 10/23/55 (a)	100,000	140,726
3.85%, 04/01/61 (a)	250,000	229,653
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	200,000	231,286
Comcast Corp.
3.00%, 02/01/24 (a)	300,000	321,378
3.60%, 03/01/24	100,000	109,285
3.70%, 04/15/24 (a)	400,000	438,824
3.38%, 02/15/25 (a)	200,000	218,024
3.10%, 04/01/25 (a)	100,000	108,378
3.38%, 08/15/25 (a)	150,000	164,735
3.95%, 10/15/25 (a)	650,000	732,433
3.15%, 03/01/26 (a)	550,000	601,535
2.35%, 01/15/27 (a)	500,000	527,175
3.30%, 02/01/27 (a)	300,000	331,500
3.30%, 04/01/27 (a)	200,000	221,432
3.15%, 02/15/28 (a)	350,000	383,456
3.55%, 05/01/28 (a)	200,000	224,186
4.15%, 10/15/28 (a)	950,000	1,106,921
2.65%, 02/01/30 (a)	300,000	314,697
3.40%, 04/01/30 (a)	250,000	276,502
4.25%, 10/15/30 (a)	350,000	413,189
1.95%, 01/15/31 (a)	300,000	295,503
1.50%, 02/15/31 (a)	400,000	379,028
4.25%, 01/15/33	250,000	299,255
7.05%, 03/15/33	350,000	515,861
4.20%, 08/15/34 (a)	250,000	295,705
5.65%, 06/15/35	100,000	134,552
4.40%, 08/15/35 (a)	150,000	181,428

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.50%, 11/15/35	295,000	428,812
3.20%, 07/15/36 (a)	100,000	107,316
6.45%, 03/15/37	100,000	145,971
6.95%, 08/15/37	150,000	230,640
3.90%, 03/01/38 (a)	250,000	288,287
6.40%, 05/15/38	100,000	147,694
4.60%, 10/15/38 (a)	500,000	623,245
6.55%, 07/01/39	100,000	148,190
3.25%, 11/01/39 (a)	200,000	213,226
6.40%, 03/01/40	150,000	223,410
3.75%, 04/01/40 (a)	500,000	565,590
4.65%, 07/15/42	250,000	314,565
4.50%, 01/15/43	100,000	123,575
4.75%, 03/01/44	300,000	383,190
4.60%, 08/15/45 (a)	300,000	376,545
3.40%, 07/15/46 (a)	200,000	211,232
4.00%, 08/15/47 (a)	100,000	115,259
3.97%, 11/01/47 (a)	500,000	573,160
4.00%, 03/01/48 (a)	200,000	229,484
4.70%, 10/15/48 (a)	1,010,000	1,284,306
4.00%, 11/01/49 (a)	400,000	461,500
3.45%, 02/01/50 (a)	400,000	424,808
2.80%, 01/15/51 (a)	400,000	376,796
2.45%, 08/15/52 (a)	400,000	351,448
4.05%, 11/01/52 (a)	250,000	290,925
4.95%, 10/15/58 (a)	350,000	477,851
2.65%, 08/15/62 (a)	400,000	354,228
Crown Castle International Corp.
5.25%, 01/15/23	350,000	379,456
3.15%, 07/15/23 (a)	150,000	158,805
1.35%, 07/15/25 (a)	200,000	201,404
4.45%, 02/15/26 (a)	195,000	221,715
3.70%, 06/15/26 (a)	100,000	110,971
1.05%, 07/15/26 (a)	150,000	146,924
3.65%, 09/01/27 (a)	200,000	222,258
3.80%, 02/15/28 (a)	150,000	166,794
4.30%, 02/15/29 (a)	100,000	114,586
3.10%, 11/15/29 (a)	200,000	211,988
3.30%, 07/01/30 (a)	200,000	215,366
2.25%, 01/15/31 (a)	200,000	196,678
2.10%, 04/01/31 (a)	200,000	193,340
2.90%, 04/01/41 (a)	250,000	236,388
4.75%, 05/15/47 (a)	200,000	239,214
5.20%, 02/15/49 (a)	150,000	192,555
4.15%, 07/01/50 (a)	150,000	166,566
3.25%, 01/15/51 (a)	200,000	192,346
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (g)(h)	750,000	1,140,030
9.25%, 06/01/32	150,000	247,686
Discovery Communications LLC
3.80%, 03/13/24 (a)	250,000	271,423
3.95%, 06/15/25 (a)	250,000	276,802
4.90%, 03/11/26 (a)	100,000	115,532
3.95%, 03/20/28 (a)	250,000	279,570
4.13%, 05/15/29 (a)	300,000	340,695
3.63%, 05/15/30 (a)	250,000	275,732
5.00%, 09/20/37 (a)	150,000	182,018
4.88%, 04/01/43	150,000	180,666
5.20%, 09/20/47 (a)	260,000	321,116
5.30%, 05/15/49 (a)	150,000	187,703
4.65%, 05/15/50 (a)	200,000	232,518
4.00%, 09/15/55 (a)(c)	457,000	469,599
Electronic Arts, Inc.
2.95%, 02/15/51 (a)	250,000	240,888
Fox Corp.
4.03%, 01/25/24 (a)	250,000	273,480
3.05%, 04/07/25 (a)	100,000	107,627
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.71%, 01/25/29 (a)	300,000	352,317
3.50%, 04/08/30 (a)	200,000	218,094
5.48%, 01/25/39 (a)	300,000	386,100
5.58%, 01/25/49 (a)	250,000	330,630
Grupo Televisa S.A.B.
6.63%, 03/18/25	200,000	240,264
6.63%, 01/15/40	200,000	266,674
5.00%, 05/13/45 (a)	300,000	343,248
5.25%, 05/24/49 (a)	200,000	240,238
Koninklijke KPN N.V.
8.38%, 10/01/30	100,000	142,706
Moody's Corp.
4.50%, 09/01/22 (a)	150,000	157,655
2.63%, 01/15/23 (a)	150,000	155,867
3.75%, 03/24/25 (a)	200,000	221,148
4.25%, 02/01/29 (a)	150,000	175,404
4.88%, 12/17/48 (a)	150,000	190,743
2.55%, 08/18/60 (a)	250,000	213,750
NBCUniversal Media LLC
6.40%, 04/30/40	100,000	148,102
5.95%, 04/01/41	100,000	143,602
4.45%, 01/15/43	230,000	282,198
Omnicom Group, Inc.
2.45%, 04/30/30 (a)	200,000	203,962
4.20%, 06/01/30 (a)	100,000	115,822
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	250,000	259,233
3.65%, 11/01/24 (a)	130,000	142,336
3.60%, 04/15/26 (a)	250,000	277,985
Orange S.A.
9.00%, 03/01/31	400,000	637,256
5.38%, 01/13/42	150,000	201,879
5.50%, 02/06/44 (a)	150,000	206,799
RELX Capital, Inc.
3.50%, 03/16/23 (a)	100,000	105,869
4.00%, 03/18/29 (a)	150,000	170,621
3.00%, 05/22/30 (a)	250,000	267,588
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	150,000	156,930
4.10%, 10/01/23 (a)	150,000	162,704
3.63%, 12/15/25 (a)	100,000	110,959
2.90%, 11/15/26 (a)	150,000	162,693
4.50%, 03/15/43 (a)	100,000	118,304
5.45%, 10/01/43 (a)	200,000	267,998
5.00%, 03/15/44 (a)	330,000	421,199
4.30%, 02/15/48 (a)	100,000	117,646
4.35%, 05/01/49 (a)	150,000	178,136
3.70%, 11/15/49 (a)	150,000	161,790
S&P Global, Inc.
4.00%, 06/15/25 (a)	200,000	223,914
2.50%, 12/01/29 (a)	100,000	104,939
1.25%, 08/15/30 (a)	250,000	235,933
3.25%, 12/01/49 (a)	100,000	104,512
2.30%, 08/15/60 (a)	250,000	210,763
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(c)	500,000	543,130
1.50%, 02/15/26 (a)	250,000	250,160
3.75%, 04/15/27 (a)(c)	750,000	829,065
2.05%, 02/15/28 (a)	550,000	549,461
3.88%, 04/15/30 (a)(c)	1,300,000	1,436,435
2.55%, 02/15/31 (a)(c)	650,000	650,195
2.25%, 11/15/31 (a)(c)	250,000	243,025
4.38%, 04/15/40 (a)(c)	550,000	623,848
3.00%, 02/15/41 (a)	550,000	523,374
4.50%, 04/15/50 (a)(c)	500,000	563,500

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.30%, 02/15/51 (a)(c)	550,000	516,136
3.60%, 11/15/60 (a)(c)	200,000	192,300
TCI Communications, Inc.
7.13%, 02/15/28	230,000	308,770
Telefonica Emisiones S.A.
4.57%, 04/27/23	300,000	325,923
4.10%, 03/08/27	450,000	509,206
7.05%, 06/20/36	365,000	523,012
4.67%, 03/06/38	150,000	171,666
5.21%, 03/08/47	500,000	602,860
4.90%, 03/06/48	300,000	347,316
5.52%, 03/01/49 (a)	300,000	378,918
Telefonica Europe BV
8.25%, 09/15/30	100,000	145,719
TELUS Corp.
3.70%, 09/15/27 (a)	350,000	397,712
4.30%, 06/15/49 (a)	150,000	175,791
The Interpublic Group of Cos., Inc.
4.20%, 04/15/24	350,000	387,289
4.75%, 03/30/30 (a)	150,000	178,917
5.40%, 10/01/48 (a)	100,000	129,890
The Walt Disney Co.
1.65%, 09/01/22	200,000	204,232
3.00%, 09/15/22	150,000	156,155
1.75%, 08/30/24 (a)	150,000	155,793
3.70%, 09/15/24 (a)	300,000	330,027
3.35%, 03/24/25	250,000	273,475
3.70%, 10/15/25 (a)	200,000	222,598
1.75%, 01/13/26	550,000	566,692
3.70%, 03/23/27	250,000	284,345
2.20%, 01/13/28	200,000	207,614
2.00%, 09/01/29 (a)	350,000	354,525
3.80%, 03/22/30	200,000	229,026
2.65%, 01/13/31	500,000	524,895
6.55%, 03/15/33	300,000	426,858
6.20%, 12/15/34	150,000	214,235
6.40%, 12/15/35	230,000	338,084
6.15%, 03/01/37	150,000	210,705
4.63%, 03/23/40 (a)	350,000	437,937
3.50%, 05/13/40 (a)	500,000	547,500
4.13%, 12/01/41	150,000	176,175
4.75%, 09/15/44 (a)	150,000	191,411
4.95%, 10/15/45 (a)	200,000	261,718
4.75%, 11/15/46 (a)	100,000	127,456
2.75%, 09/01/49 (a)	350,000	330,288
4.70%, 03/23/50 (a)	300,000	385,299
3.60%, 01/13/51 (a)	750,000	820,177
3.80%, 05/13/60 (a)	300,000	339,288
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	150,000	163,722
5.65%, 11/23/43 (a)	150,000	193,947
Time Warner Cable LLC
6.55%, 05/01/37	200,000	268,234
7.30%, 07/01/38	300,000	425,211
6.75%, 06/15/39	250,000	342,150
5.88%, 11/15/40 (a)	324,000	405,386
5.50%, 09/01/41 (a)	250,000	306,532
4.50%, 09/15/42 (a)	300,000	328,227
Time Warner Entertainment Co. LP
8.38%, 03/15/23	357,000	413,663
8.38%, 07/15/33	200,000	297,636
TWDC Enterprises 18 Corp.
2.35%, 12/01/22	200,000	207,028
3.00%, 02/13/26	350,000	381,251
1.85%, 07/30/26	150,000	155,352
2.95%, 06/15/27 (f)	200,000	219,310
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 06/01/44	250,000	293,452
3.00%, 07/30/46	100,000	99,588
Verizon Communications, Inc.
2.95%, 03/15/22	150,000	154,206
2.45%, 11/01/22 (a)	100,000	103,029
5.15%, 09/15/23	530,000	591,665
4.15%, 03/15/24 (a)	100,000	109,675
3.50%, 11/01/24 (a)	330,000	360,713
3.38%, 02/15/25	500,000	546,345
0.85%, 11/20/25 (a)	700,000	690,599
2.63%, 08/15/26	450,000	480,888
4.13%, 03/16/27	650,000	750,386
3.00%, 03/22/27 (a)	150,000	162,840
4.33%, 09/21/28	800,000	931,752
3.88%, 02/08/29 (a)	200,000	227,526
4.02%, 12/03/29 (a)	800,000	917,728
3.15%, 03/22/30 (a)	250,000	268,628
1.50%, 09/18/30 (a)	450,000	425,016
1.68%, 10/30/30 (a)(c)	517,000	492,427
7.75%, 12/01/30	52,000	76,238
1.75%, 01/20/31 (a)	500,000	477,145
4.50%, 08/10/33	650,000	777,049
4.40%, 11/01/34 (a)	630,000	749,051
4.27%, 01/15/36	505,000	589,345
5.25%, 03/16/37	400,000	515,636
4.81%, 03/15/39	350,000	432,806
2.65%, 11/20/40 (a)	500,000	468,375
4.75%, 11/01/41	274,000	336,305
3.85%, 11/01/42 (a)	200,000	221,216
6.55%, 09/15/43	100,000	152,469
4.13%, 08/15/46	200,000	226,544
4.86%, 08/21/46	800,000	989,928
5.50%, 03/16/47	100,000	134,801
4.52%, 09/15/48	850,000	1,009,621
5.01%, 04/15/49	225,000	286,713
4.00%, 03/22/50 (a)	150,000	165,273
2.88%, 11/20/50 (a)	500,000	455,815
5.01%, 08/21/54	250,000	321,497
4.67%, 03/15/55	500,000	611,495
2.99%, 10/30/56 (a)	546,000	495,621
3.00%, 11/20/60 (a)	750,000	676,065
ViacomCBS, Inc.
3.38%, 03/01/22 (a)	150,000	153,282
4.25%, 09/01/23 (a)	263,000	284,432
3.88%, 04/01/24 (a)	150,000	163,154
3.70%, 08/15/24 (a)	250,000	272,927
3.50%, 01/15/25 (a)	330,000	357,393
4.75%, 05/15/25 (a)	200,000	228,732
2.90%, 01/15/27 (a)	150,000	159,183
3.38%, 02/15/28 (a)	250,000	271,870
4.20%, 06/01/29 (a)	150,000	172,034
7.88%, 07/30/30	50,000	71,248
4.95%, 01/15/31 (a)	200,000	241,136
4.20%, 05/19/32 (a)	300,000	346,020
6.88%, 04/30/36	250,000	355,662
4.38%, 03/15/43	250,000	283,722
5.85%, 09/01/43 (a)	450,000	599,040
5.25%, 04/01/44 (a)	100,000	124,747
4.90%, 08/15/44 (a)	195,000	232,454
4.60%, 01/15/45 (a)	130,000	150,567
4.95%, 05/19/50 (a)	200,000	242,356
Vodafone Group PLC
2.50%, 09/26/22	250,000	258,173
3.75%, 01/16/24	450,000	490,621
4.13%, 05/30/25	250,000	281,282
4.38%, 05/30/28	750,000	879,307
7.88%, 02/15/30	150,000	215,936

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.15%, 02/27/37	400,000	550,308
5.00%, 05/30/38	250,000	311,625
4.38%, 02/19/43	350,000	406,567
5.25%, 05/30/48	600,000	776,220
4.88%, 06/19/49	350,000	430,857
4.25%, 09/17/50	250,000	282,497
5.13%, 06/19/59	100,000	128,553
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	211,502
3.38%, 07/08/30 (a)	200,000	203,166
WPP Finance 2010
3.63%, 09/07/22	100,000	104,658
3.75%, 09/19/24	100,000	110,082
		128,093,777
Consumer Cyclical 1.8%
Advance Auto Parts, Inc.
1.75%, 10/01/27 (a)	200,000	200,558
3.90%, 04/15/30 (a)	100,000	111,796
Alibaba Group Holding Ltd.
3.13%, 11/28/21 (a)	200,000	202,910
2.80%, 06/06/23 (a)	150,000	157,268
3.60%, 11/28/24 (a)	400,000	438,128
3.40%, 12/06/27 (a)	500,000	547,585
2.13%, 02/09/31 (a)	400,000	390,576
4.50%, 11/28/34 (a)	250,000	296,572
4.00%, 12/06/37 (a)	200,000	226,516
2.70%, 02/09/41 (a)	250,000	237,700
4.20%, 12/06/47 (a)	200,000	229,078
3.15%, 02/09/51 (a)	300,000	288,396
4.40%, 12/06/57 (a)	200,000	238,996
3.25%, 02/09/61 (a)	200,000	192,248
Amazon.com, Inc.
2.50%, 11/29/22 (a)	230,000	237,779
2.40%, 02/22/23 (a)	200,000	208,120
0.40%, 06/03/23	250,000	250,827
2.80%, 08/22/24 (a)	450,000	484,290
3.80%, 12/05/24 (a)	195,000	217,008
0.80%, 06/03/25 (a)	150,000	149,964
5.20%, 12/03/25 (a)	100,000	118,938
1.20%, 06/03/27 (a)	300,000	298,644
3.15%, 08/22/27 (a)	900,000	998,883
1.50%, 06/03/30 (a)	450,000	439,110
4.80%, 12/05/34 (a)	150,000	194,766
3.88%, 08/22/37 (a)	600,000	706,740
4.95%, 12/05/44 (a)	330,000	445,104
4.05%, 08/22/47 (a)	750,000	896,280
2.50%, 06/03/50 (a)	550,000	509,641
4.25%, 08/22/57 (a)	400,000	501,260
2.70%, 06/03/60 (a)	400,000	370,416
American Honda Finance Corp.
1.70%, 09/09/21	150,000	151,152
2.20%, 06/27/22	200,000	205,058
2.05%, 01/10/23	150,000	154,742
1.95%, 05/10/23	200,000	206,822
0.88%, 07/07/23	250,000	252,887
0.65%, 09/08/23	250,000	251,505
2.90%, 02/16/24	390,000	416,898
2.40%, 06/27/24	300,000	317,451
1.20%, 07/08/25	250,000	252,100
1.00%, 09/10/25	250,000	249,205
2.30%, 09/09/26	300,000	318,369
2.35%, 01/08/27	50,000	52,997
3.50%, 02/15/28	100,000	112,519
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	109,649
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Aptiv PLC
4.35%, 03/15/29 (a)	150,000	172,770
5.40%, 03/15/49 (a)	100,000	126,718
AutoNation, Inc.
3.50%, 11/15/24 (a)	250,000	270,665
4.75%, 06/01/30 (a)	250,000	294,817
AutoZone, Inc.
2.88%, 01/15/23 (a)	250,000	260,180
3.13%, 07/15/23 (a)	100,000	105,678
3.25%, 04/15/25 (a)	200,000	216,286
3.75%, 04/18/29 (a)	150,000	166,661
4.00%, 04/15/30 (a)	150,000	171,305
1.65%, 01/15/31 (a)	250,000	237,862
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	100,000	116,173
1.95%, 10/01/30 (a)	250,000	242,030
Block Financial LLC
5.25%, 10/01/25 (a)	100,000	113,101
3.88%, 08/15/30 (a)	250,000	262,797
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	250,000	261,112
4.10%, 04/13/25 (a)	200,000	222,984
3.60%, 06/01/26 (a)	150,000	166,208
4.50%, 04/13/27 (a)	200,000	233,782
4.63%, 04/13/30 (a)	450,000	537,619
BorgWarner, Inc.
3.38%, 03/15/25 (a)	100,000	108,984
2.65%, 07/01/27 (a)	250,000	265,002
4.38%, 03/15/45 (a)	100,000	111,214
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	100,000	106,988
3.70%, 01/15/31 (a)	250,000	266,947
Costco Wholesale Corp.
2.75%, 05/18/24 (a)	200,000	214,014
3.00%, 05/18/27 (a)	400,000	440,252
1.38%, 06/20/27 (a)	250,000	252,027
1.60%, 04/20/30 (a)	100,000	97,926
1.75%, 04/20/32 (a)	400,000	392,456
Cummins, Inc.
0.75%, 09/01/25 (a)	250,000	248,565
1.50%, 09/01/30 (a)	250,000	239,600
4.88%, 10/01/43 (a)	150,000	194,294
2.60%, 09/01/50 (a)	250,000	233,365
D.R. Horton, Inc.
5.75%, 08/15/23 (a)	250,000	277,987
2.60%, 10/15/25 (a)	175,000	185,612
1.40%, 10/15/27 (a)	250,000	247,335
Daimler Finance North America LLC
8.50%, 01/18/31	200,000	306,116
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	200,000	218,350
Dollar General Corp.
3.25%, 04/15/23 (a)	100,000	105,266
3.88%, 04/15/27 (a)	200,000	226,650
4.13%, 05/01/28 (a)	100,000	115,004
3.50%, 04/03/30 (a)	200,000	220,642
4.13%, 04/03/50 (a)	100,000	115,985
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	100,000	106,574
4.00%, 05/15/25 (a)	300,000	333,909
4.20%, 05/15/28 (a)	250,000	287,335
eBay, Inc.
3.80%, 03/09/22 (a)	100,000	103,272
2.60%, 07/15/22 (a)	195,000	199,789

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 01/30/23 (a)	300,000	312,993
3.45%, 08/01/24 (a)	200,000	217,014
1.90%, 03/11/25 (a)	250,000	258,255
3.60%, 06/05/27 (a)	150,000	167,729
2.70%, 03/11/30 (a)	100,000	103,965
4.00%, 07/15/42 (a)	150,000	167,832
Expedia Group, Inc.
3.60%, 12/15/23 (a)	200,000	213,366
4.50%, 08/15/24 (a)	150,000	165,059
5.00%, 02/15/26 (a)	200,000	226,370
4.63%, 08/01/27 (a)	200,000	222,958
3.80%, 02/15/28 (a)	200,000	214,756
3.25%, 02/15/30 (a)	200,000	205,006
General Motors Co.
4.88%, 10/02/23	462,000	508,976
5.40%, 10/02/23	250,000	278,987
6.13%, 10/01/25 (a)	450,000	536,130
4.20%, 10/01/27 (a)	300,000	336,147
5.00%, 10/01/28 (a)	250,000	292,320
5.00%, 04/01/35	200,000	238,500
6.60%, 04/01/36 (a)	300,000	407,661
5.15%, 04/01/38 (a)	250,000	297,227
6.25%, 10/02/43	350,000	471,751
5.20%, 04/01/45	250,000	294,445
6.75%, 04/01/46 (a)	100,000	137,429
5.40%, 04/01/48 (a)	75,000	90,731
5.95%, 04/01/49 (a)	200,000	262,866
General Motors Financial Co., Inc.
4.20%, 11/06/21	150,000	153,882
3.45%, 04/10/22 (a)	500,000	513,775
3.55%, 07/08/22	350,000	363,555
3.25%, 01/05/23 (a)	250,000	261,372
5.20%, 03/20/23	450,000	490,837
3.70%, 05/09/23 (a)	312,000	330,442
1.70%, 08/18/23	350,000	358,120
5.10%, 01/17/24 (a)	200,000	222,670
3.95%, 04/13/24 (a)	150,000	163,014
3.50%, 11/07/24 (a)	150,000	162,521
4.00%, 01/15/25 (a)	100,000	109,132
2.90%, 02/26/25 (a)	200,000	211,692
4.35%, 04/09/25 (a)	150,000	166,545
4.30%, 07/13/25 (a)	200,000	221,422
1.25%, 01/08/26 (a)	200,000	197,830
5.25%, 03/01/26 (a)	450,000	520,150
4.35%, 01/17/27 (a)	200,000	225,688
2.70%, 08/20/27 (a)	350,000	363,919
3.85%, 01/05/28 (a)	150,000	164,586
5.65%, 01/17/29 (a)	100,000	122,176
3.60%, 06/21/30 (a)	500,000	540,735
Genuine Parts Co.
1.88%, 11/01/30 (a)	125,000	119,186
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	250,000	274,370
5.25%, 06/01/25 (a)	100,000	113,370
5.38%, 04/15/26 (a)	150,000	172,568
5.75%, 06/01/28 (a)	100,000	117,671
5.30%, 01/15/29 (a)	100,000	114,755
4.00%, 01/15/30 (a)	100,000	106,978
4.00%, 01/15/31 (a)	400,000	427,396
Harley-Davidson, Inc.
3.50%, 07/28/25 (a)	100,000	107,538
Harman International Industries, Inc.
4.15%, 05/15/25 (a)	75,000	83,191
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	200,000	209,710
5.38%, 04/23/25 (a)	100,000	112,743
4.38%, 09/15/28 (a)	150,000	163,652
IHS Markit Ltd.
4.13%, 08/01/23 (a)	100,000	108,025
4.75%, 08/01/28 (a)	150,000	177,665
4.25%, 05/01/29 (a)	175,000	202,400
JD.com, Inc.
3.88%, 04/29/26	200,000	220,312
3.38%, 01/14/30 (a)	200,000	213,574
4.13%, 01/14/50	200,000	210,892
Kohl's Corp.
9.50%, 05/15/25 (a)	100,000	128,942
4.25%, 07/17/25 (a)	250,000	272,530
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	250,000	262,710
2.90%, 06/25/25 (a)	400,000	415,036
3.50%, 08/18/26 (a)	150,000	158,984
3.90%, 08/08/29 (a)	150,000	159,863
Lear Corp.
3.80%, 09/15/27 (a)	50,000	55,304
4.25%, 05/15/29 (a)	50,000	56,116
3.50%, 05/30/30 (a)	150,000	160,109
5.25%, 05/15/49 (a)	100,000	122,029
Lennar Corp.
4.75%, 11/15/22 (a)	350,000	369,456
4.75%, 05/30/25 (a)	350,000	394,835
4.75%, 11/29/27 (a)	250,000	290,612
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	150,000	153,704
3.88%, 09/15/23 (a)	100,000	107,973
3.13%, 09/15/24 (a)	100,000	108,256
3.38%, 09/15/25 (a)	474,000	521,026
2.50%, 04/15/26 (a)	200,000	212,730
3.10%, 05/03/27 (a)	250,000	275,492
1.30%, 04/15/28 (a)	250,000	242,470
3.65%, 04/05/29 (a)	400,000	449,336
4.50%, 04/15/30 (a)	200,000	238,296
1.70%, 10/15/30 (a)	250,000	240,802
5.00%, 04/15/40 (a)	100,000	127,973
4.65%, 04/15/42 (a)	195,000	241,135
4.38%, 09/15/45 (a)	100,000	119,066
3.70%, 04/15/46 (a)	150,000	162,791
4.05%, 05/03/47 (a)	250,000	285,285
4.55%, 04/05/49 (a)	300,000	370,281
5.13%, 04/15/50 (a)	250,000	340,347
3.00%, 10/15/50 (a)	250,000	239,812
Magna International, Inc.
3.63%, 06/15/24 (a)	200,000	217,600
2.45%, 06/15/30 (a)	200,000	205,738
Marriott International, Inc.
3.75%, 03/15/25 (a)	330,000	353,727
5.75%, 05/01/25 (a)	300,000	346,686
3.13%, 06/15/26 (a)	150,000	157,833
4.00%, 04/15/28 (a)	100,000	108,701
4.63%, 06/15/30 (a)	200,000	227,932
3.50%, 10/15/32 (a)	350,000	370,660
McDonald's Corp.
3.35%, 04/01/23 (a)	150,000	158,834
3.38%, 05/26/25 (a)	150,000	164,000
3.30%, 07/01/25 (a)	100,000	109,360
1.45%, 09/01/25 (a)	150,000	152,907
3.70%, 01/30/26 (a)	430,000	480,860
3.50%, 03/01/27 (a)	200,000	222,596
3.50%, 07/01/27 (a)	200,000	223,622

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.80%, 04/01/28 (a)	350,000	396,620
2.63%, 09/01/29 (a)	100,000	104,815
2.13%, 03/01/30 (a)	250,000	251,770
3.60%, 07/01/30 (a)	150,000	168,168
4.70%, 12/09/35 (a)	250,000	307,722
6.30%, 03/01/38	250,000	358,325
5.70%, 02/01/39	150,000	204,179
4.88%, 07/15/40	100,000	127,278
3.70%, 02/15/42	200,000	220,762
4.60%, 05/26/45 (a)	100,000	122,283
4.88%, 12/09/45 (a)	420,000	531,628
4.45%, 03/01/47 (a)	100,000	120,270
4.45%, 09/01/48 (a)	250,000	302,500
3.63%, 09/01/49 (a)	300,000	323,700
4.20%, 04/01/50 (a)	100,000	117,744
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	103,833
2.40%, 03/27/25 (a)	150,000	159,243
2.38%, 11/01/26 (a)	100,000	106,352
2.75%, 03/27/27 (a)	350,000	378,994
2.85%, 03/27/30 (a)	350,000	379,232
3.25%, 03/27/40 (a)	300,000	327,285
3.38%, 11/01/46 (a)	350,000	382,539
3.38%, 03/27/50 (a)	200,000	219,798
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	104,499
3.00%, 05/15/30 (a)	200,000	212,474
O'Reilly Automotive, Inc.
3.80%, 09/01/22 (a)	150,000	156,180
3.60%, 09/01/27 (a)	150,000	168,006
4.35%, 06/01/28 (a)	200,000	232,084
4.20%, 04/01/30 (a)	100,000	115,621
1.75%, 03/15/31 (a)	250,000	239,230
PACCAR Financial Corp.
3.15%, 08/09/21	150,000	151,889
2.65%, 05/10/22	150,000	154,269
2.00%, 09/26/22	100,000	102,727
2.65%, 04/06/23	150,000	157,619
0.35%, 08/11/23	150,000	150,075
0.35%, 02/02/24	100,000	99,886
1.80%, 02/06/25	200,000	206,538
PulteGroup, Inc.
5.50%, 03/01/26 (a)	250,000	294,210
7.88%, 06/15/32	200,000	287,956
PVH Corp.
4.63%, 07/10/25 (a)(c)	250,000	276,107
Ralph Lauren Corp.
1.70%, 06/15/22	150,000	152,562
2.95%, 06/15/30 (a)	150,000	159,329
Ross Stores, Inc.
0.88%, 04/15/26 (a)	250,000	245,752
4.70%, 04/15/27 (a)	19,000	21,966
5.45%, 04/15/50 (a)	100,000	128,800
Sands China Ltd.
4.60%, 08/08/23 (a)	500,000	535,995
5.13%, 08/08/25 (a)	200,000	225,254
5.40%, 08/08/28 (a)	400,000	463,684
4.38%, 06/18/30 (a)	200,000	219,938
Starbucks Corp.
1.30%, 05/07/22	150,000	151,725
2.70%, 06/15/22 (a)	150,000	153,957
3.10%, 03/01/23 (a)	100,000	105,195
3.85%, 10/01/23 (a)	245,000	264,421
3.80%, 08/15/25 (a)	300,000	335,265
2.00%, 03/12/27 (a)	200,000	207,282
4.00%, 11/15/28 (a)	150,000	172,839
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.55%, 08/15/29 (a)	200,000	224,156
2.25%, 03/12/30 (a)	100,000	101,780
2.55%, 11/15/30 (a)	195,000	202,369
3.75%, 12/01/47 (a)	250,000	271,085
4.50%, 11/15/48 (a)	300,000	359,118
4.45%, 08/15/49 (a)	150,000	181,862
3.35%, 03/12/50 (a)	100,000	101,957
3.50%, 11/15/50 (a)	200,000	209,460
Stellantis N.V.
5.25%, 04/15/23	250,000	271,882
Tapestry, Inc.
4.25%, 04/01/25 (a)	150,000	163,188
4.13%, 07/15/27 (a)	100,000	109,884
Target Corp.
2.90%, 01/15/22	150,000	153,560
3.50%, 07/01/24	263,000	289,042
2.25%, 04/15/25 (a)	300,000	316,275
2.50%, 04/15/26	200,000	215,168
3.38%, 04/15/29 (a)	150,000	168,644
2.35%, 02/15/30 (a)	150,000	156,668
2.65%, 09/15/30 (a)	350,000	374,111
4.00%, 07/01/42	75,000	93,120
3.90%, 11/15/47 (a)	400,000	482,308
The Home Depot, Inc.
3.25%, 03/01/22	250,000	257,620
2.63%, 06/01/22 (a)	250,000	256,860
2.70%, 04/01/23 (a)	150,000	156,644
3.75%, 02/15/24 (a)	195,000	212,412
3.35%, 09/15/25 (a)	400,000	441,636
3.00%, 04/01/26 (a)	150,000	163,446
2.13%, 09/15/26 (a)	200,000	210,788
2.50%, 04/15/27 (a)	200,000	214,018
2.80%, 09/14/27 (a)	150,000	163,511
3.90%, 12/06/28 (a)	300,000	348,096
2.95%, 06/15/29 (a)	350,000	380,642
2.70%, 04/15/30 (a)	200,000	213,502
1.38%, 03/15/31 (a)	250,000	237,490
5.88%, 12/16/36	755,000	1,082,036
3.30%, 04/15/40 (a)	450,000	491,094
5.40%, 09/15/40 (a)	100,000	136,163
4.20%, 04/01/43 (a)	230,000	276,299
4.88%, 02/15/44 (a)	195,000	254,649
4.40%, 03/15/45 (a)	150,000	184,581
4.25%, 04/01/46 (a)	350,000	424,854
3.90%, 06/15/47 (a)	300,000	347,700
4.50%, 12/06/48 (a)	350,000	443,502
3.13%, 12/15/49 (a)	200,000	205,392
3.35%, 04/15/50 (a)	400,000	427,192
2.38%, 03/15/51 (a)	250,000	223,380
3.50%, 09/15/56 (a)	150,000	164,613
The Rockefeller Foundation
2.49%, 10/01/50 (a)	250,000	241,525
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	250,000	260,492
3.50%, 04/15/25 (a)	200,000	219,496
2.25%, 09/15/26 (a)	200,000	211,476
3.75%, 04/15/27 (a)	100,000	113,376
1.15%, 05/15/28 (a)	150,000	145,598
3.88%, 04/15/30 (a)	250,000	287,455
Toyota Motor Corp.
3.42%, 07/20/23	200,000	214,564
3.67%, 07/20/28	150,000	170,870
Toyota Motor Credit Corp.
2.60%, 01/11/22	150,000	153,029
3.30%, 01/12/22	250,000	256,472
1.15%, 05/26/22	500,000	505,430

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.45%, 07/22/22	250,000	250,682
2.15%, 09/08/22	500,000	514,365
2.63%, 01/10/23	100,000	104,309
2.90%, 03/30/23	200,000	210,650
0.50%, 08/14/23	450,000	451,692
1.35%, 08/25/23	200,000	204,744
3.45%, 09/20/23	100,000	107,727
3.35%, 01/08/24	150,000	162,429
0.45%, 01/11/24	250,000	250,207
2.90%, 04/17/24	200,000	214,356
2.00%, 10/07/24	100,000	105,031
1.80%, 02/13/25	400,000	414,064
3.00%, 04/01/25	300,000	324,216
0.80%, 01/09/26	150,000	148,598
3.20%, 01/11/27	150,000	166,044
1.15%, 08/13/27	450,000	443,394
3.65%, 01/08/29	150,000	171,335
2.15%, 02/13/30	100,000	102,872
3.38%, 04/01/30	200,000	222,648
Tractor Supply Co.
1.75%, 11/01/30 (a)	125,000	120,015
TWDC Enterprises 18 Corp.
4.38%, 08/16/41	100,000	122,547
VF Corp.
2.40%, 04/23/25 (a)	350,000	368,280
2.95%, 04/23/30 (a)	200,000	214,186
Walgreen Co.
3.10%, 09/15/22	150,000	156,128
4.40%, 09/15/42	400,000	441,968
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	580,000	639,050
3.45%, 06/01/26 (a)	300,000	330,576
3.20%, 04/15/30 (a)	150,000	161,189
4.80%, 11/18/44 (a)	300,000	343,260
4.65%, 06/01/46 (a)	100,000	112,529
4.10%, 04/15/50 (a)	150,000	158,289
Walmart, Inc.
2.35%, 12/15/22 (a)	250,000	259,002
2.55%, 04/11/23 (a)	500,000	521,485
3.40%, 06/26/23 (a)	600,000	641,646
3.30%, 04/22/24 (a)	250,000	270,422
2.85%, 07/08/24 (a)	400,000	430,764
2.65%, 12/15/24 (a)	200,000	215,096
3.55%, 06/26/25 (a)	250,000	278,025
3.05%, 07/08/26 (a)	150,000	165,246
3.70%, 06/26/28 (a)	500,000	573,565
3.25%, 07/08/29 (a)	150,000	167,783
2.38%, 09/24/29 (a)	100,000	105,405
5.25%, 09/01/35	450,000	618,372
6.50%, 08/15/37	150,000	228,551
3.95%, 06/28/38 (a)	250,000	298,927
5.63%, 04/01/40	100,000	143,475
5.00%, 10/25/40	150,000	204,035
5.63%, 04/15/41	200,000	288,310
4.30%, 04/22/44 (a)	500,000	630,935
3.63%, 12/15/47 (a)	150,000	172,419
4.05%, 06/29/48 (a)	700,000	859,369
2.95%, 09/24/49 (a)	150,000	155,016
		93,247,690
Consumer Non-Cyclical 4.3%
Abbott Laboratories
3.40%, 11/30/23 (a)	200,000	215,398
2.95%, 03/15/25 (a)	350,000	377,356
3.75%, 11/30/26 (a)	400,000	454,932
1.15%, 01/30/28 (a)	250,000	244,897
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.40%, 06/30/30 (a)	200,000	192,952
4.75%, 11/30/36 (a)	500,000	644,905
5.30%, 05/27/40	100,000	139,779
4.75%, 04/15/43 (a)	150,000	198,678
4.90%, 11/30/46 (a)	726,000	986,750
AbbVie, Inc.
3.38%, 11/14/21	150,000	153,225
2.15%, 11/19/21	250,000	253,277
3.45%, 03/15/22 (a)	750,000	769,807
3.25%, 10/01/22 (a)	300,000	311,244
2.90%, 11/06/22	400,000	416,552
3.20%, 11/06/22 (a)	200,000	208,356
2.30%, 11/21/22	500,000	516,285
2.85%, 05/14/23 (a)	300,000	314,301
3.75%, 11/14/23 (a)	300,000	324,861
3.85%, 06/15/24 (a)	450,000	492,480
2.60%, 11/21/24 (a)	575,000	611,104
3.80%, 03/15/25 (a)	750,000	825,750
3.60%, 05/14/25 (a)	800,000	878,312
3.20%, 05/14/26 (a)	350,000	382,112
2.95%, 11/21/26 (a)	600,000	649,368
4.25%, 11/14/28 (a)	300,000	349,062
3.20%, 11/21/29 (a)	900,000	973,206
4.55%, 03/15/35 (a)	350,000	421,939
4.50%, 05/14/35 (a)	400,000	481,164
4.30%, 05/14/36 (a)	450,000	530,482
4.05%, 11/21/39 (a)	700,000	802,837
4.63%, 10/01/42 (a)	100,000	122,199
4.40%, 11/06/42	450,000	531,405
4.85%, 06/15/44 (a)	150,000	186,735
4.75%, 03/15/45 (a)	111,000	135,934
4.70%, 05/14/45 (a)	700,000	851,746
4.45%, 05/14/46 (a)	400,000	473,692
4.88%, 11/14/48 (a)	300,000	378,537
4.25%, 11/21/49 (a)	1,350,000	1,568,200
Adventist Health System
3.63%, 03/01/49 (a)	100,000	108,104
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	50,000	56,215
4.27%, 08/15/48 (a)	150,000	186,122
3.39%, 10/15/49 (a)	100,000	106,857
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	150,000	158,106
2.10%, 06/04/30 (a)	150,000	150,545
Ahold Finance USA LLC
6.88%, 05/01/29	75,000	101,184
Allina Health System
3.89%, 04/15/49	100,000	113,766
Altria Group, Inc.
2.85%, 08/09/22	150,000	155,055
4.00%, 01/31/24	200,000	218,764
3.80%, 02/14/24 (a)	250,000	271,817
2.35%, 05/06/25 (a)	170,000	177,988
4.40%, 02/14/26 (a)	350,000	398,464
2.63%, 09/16/26 (a)	100,000	105,823
4.80%, 02/14/29 (a)	450,000	528,471
3.40%, 05/06/30 (a)	200,000	214,426
5.80%, 02/14/39 (a)	300,000	374,346
3.40%, 02/04/41 (a)	300,000	282,741
4.25%, 08/09/42	200,000	209,124
4.50%, 05/02/43	100,000	108,564
5.38%, 01/31/44	445,000	537,587
3.88%, 09/16/46 (a)	200,000	195,300
5.95%, 02/14/49 (a)	400,000	511,224
4.45%, 05/06/50 (a)	200,000	212,272
3.70%, 02/04/51 (a)	250,000	234,957

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.20%, 02/14/59 (a)	150,000	195,722
4.00%, 02/04/61 (a)	200,000	188,228
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	200,000	216,010
3.25%, 03/01/25 (a)	100,000	108,426
3.45%, 12/15/27 (a)	100,000	111,164
2.80%, 05/15/30 (a)	150,000	157,575
4.25%, 03/01/45 (a)	50,000	56,809
4.30%, 12/15/47 (a)	100,000	114,883
Amgen, Inc.
2.70%, 05/01/22 (a)	100,000	102,381
2.65%, 05/11/22 (a)	300,000	307,683
3.63%, 05/15/22 (a)	250,000	257,792
2.25%, 08/19/23 (a)	200,000	208,428
3.63%, 05/22/24 (a)	250,000	272,450
1.90%, 02/21/25 (a)	100,000	103,601
3.13%, 05/01/25 (a)	250,000	270,277
2.60%, 08/19/26 (a)	330,000	352,334
2.20%, 02/21/27 (a)	300,000	312,855
3.20%, 11/02/27 (a)	150,000	165,242
2.45%, 02/21/30 (a)	200,000	206,208
2.30%, 02/25/31 (a)	225,000	228,098
3.15%, 02/21/40 (a)	400,000	413,996
4.95%, 10/01/41	300,000	381,012
5.15%, 11/15/41 (a)	200,000	261,502
4.40%, 05/01/45 (a)	600,000	713,934
4.56%, 06/15/48 (a)	300,000	369,090
3.38%, 02/21/50 (a)	400,000	412,168
4.66%, 06/15/51 (a)	725,000	915,291
2.77%, 09/01/53 (a)(c)	269,000	248,895
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	750,000	832,725
4.70%, 02/01/36 (a)	1,055,000	1,267,952
4.90%, 02/01/46 (a)	2,000,000	2,412,540
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	350,000	388,024
4.70%, 02/01/36 (a)	150,000	181,115
4.00%, 01/17/43	100,000	109,411
4.63%, 02/01/44	400,000	466,488
4.90%, 02/01/46 (a)	200,000	239,710
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	800,000	893,912
4.00%, 04/13/28 (a)	450,000	511,650
4.75%, 01/23/29 (a)	800,000	947,256
3.50%, 06/01/30 (a)	300,000	331,980
4.90%, 01/23/31 (a)	250,000	306,082
4.38%, 04/15/38 (a)	250,000	291,355
8.20%, 01/15/39	250,000	410,040
5.45%, 01/23/39 (a)	300,000	386,508
8.00%, 11/15/39	150,000	244,416
4.35%, 06/01/40 (a)	450,000	525,046
4.95%, 01/15/42	200,000	248,658
3.75%, 07/15/42	100,000	106,319
4.60%, 04/15/48 (a)	600,000	698,538
4.44%, 10/06/48 (a)	400,000	455,692
5.55%, 01/23/49 (a)	800,000	1,044,096
4.50%, 06/01/50 (a)	400,000	463,628
4.75%, 04/15/58 (a)	150,000	179,054
5.80%, 01/23/59 (a)	300,000	415,095
4.60%, 06/01/60 (a)	400,000	462,560
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	200,000	214,604
2.50%, 08/11/26 (a)	200,000	213,936
3.25%, 03/27/30 (a)	200,000	222,370
4.54%, 03/26/42	100,000	127,601
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 09/15/47 (a)	200,000	233,748
4.50%, 03/15/49 (a)	100,000	131,795
Ascension Health
3.11%, 11/15/39 (a)	100,000	108,852
3.95%, 11/15/46	250,000	295,525
4.85%, 11/15/53	750,000	1,024,462
AstraZeneca PLC
2.38%, 06/12/22 (a)	100,000	102,416
3.50%, 08/17/23 (a)	100,000	107,186
3.38%, 11/16/25	450,000	495,549
0.70%, 04/08/26 (a)	300,000	292,011
3.13%, 06/12/27 (a)	250,000	274,405
4.00%, 01/17/29 (a)	250,000	287,515
1.38%, 08/06/30 (a)	250,000	235,605
6.45%, 09/15/37	430,000	634,013
4.00%, 09/18/42	250,000	288,912
4.38%, 11/16/45	100,000	122,031
4.38%, 08/17/48 (a)	150,000	182,856
2.13%, 08/06/50 (a)	250,000	211,548
Banner Health
2.34%, 01/01/30 (a)	150,000	154,559
1.90%, 01/01/31 (a)	100,000	99,133
Baptist Healthcare System Obligated Group
3.54%, 08/15/50 (a)	200,000	212,336
BAT Capital Corp.
2.76%, 08/15/22 (a)	200,000	206,188
3.22%, 08/15/24 (a)	400,000	429,896
2.79%, 09/06/24 (a)	150,000	159,662
3.22%, 09/06/26 (a)	300,000	322,449
4.70%, 04/02/27 (a)	150,000	171,950
3.56%, 08/15/27 (a)	800,000	869,632
2.26%, 03/25/28 (a)	350,000	350,164
3.46%, 09/06/29 (a)	100,000	106,867
4.91%, 04/02/30 (a)	225,000	261,288
2.73%, 03/25/31 (a)	250,000	247,580
4.39%, 08/15/37 (a)	250,000	267,422
3.73%, 09/25/40 (a)	350,000	340,487
4.54%, 08/15/47 (a)	500,000	513,780
4.76%, 09/06/49 (a)	150,000	157,992
5.28%, 04/02/50 (a)	100,000	113,343
3.98%, 09/25/50 (a)	350,000	333,326
BAT International Finance PLC
1.67%, 03/25/26 (a)	350,000	351,141
Baxalta, Inc.
4.00%, 06/23/25 (a)	150,000	167,025
5.25%, 06/23/45 (a)	99,000	129,542
Baxter International, Inc.
2.60%, 08/15/26 (a)	129,000	138,647
3.95%, 04/01/30 (a)(c)	125,000	144,001
1.73%, 04/01/31 (a)(c)	150,000	144,614
3.50%, 08/15/46 (a)	85,000	91,889
BayCare Health System, Inc.
3.83%, 11/15/50 (a)	100,000	118,012
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	100,000	98,804
4.19%, 11/15/45 (a)	100,000	120,212
2.84%, 11/15/50 (a)	200,000	192,462
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	298,000	306,642
3.36%, 06/06/24 (a)	500,000	539,405
3.73%, 12/15/24 (a)	252,000	277,306
3.70%, 06/06/27 (a)	298,000	333,441
2.82%, 05/20/30 (a)	200,000	211,562
1.96%, 02/11/31 (a)	200,000	195,944
4.69%, 12/15/44 (a)	250,000	308,007

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.67%, 06/06/47 (a)	200,000	248,976
3.79%, 05/20/50 (a)	200,000	222,580
Biogen, Inc.
3.63%, 09/15/22	150,000	157,445
4.05%, 09/15/25 (a)	500,000	563,620
2.25%, 05/01/30 (a)	300,000	300,711
3.15%, 05/01/50 (a)	300,000	286,680
3.25%, 02/15/51 (a)	392,000	382,757
Bon Secours Mercy Health, Inc.
2.10%, 06/01/31 (a)	100,000	100,369
3.21%, 06/01/50 (a)	100,000	102,779
Boston Scientific Corp.
3.85%, 05/15/25	275,000	305,159
1.90%, 06/01/25 (a)	300,000	311,430
3.75%, 03/01/26 (a)	250,000	279,115
4.00%, 03/01/28 (a)	150,000	172,455
4.00%, 03/01/29 (a)	300,000	340,644
4.55%, 03/01/39 (a)	150,000	182,724
4.70%, 03/01/49 (a)	300,000	379,869
Bristol-Myers Squibb Co.
2.25%, 08/15/21	150,000	151,397
2.60%, 05/16/22	150,000	154,241
2.00%, 08/01/22	200,000	204,862
3.25%, 08/15/22	200,000	208,582
3.55%, 08/15/22	200,000	209,352
2.75%, 02/15/23 (a)	200,000	209,190
3.25%, 02/20/23 (a)	150,000	158,307
0.54%, 11/13/23 (a)	500,000	500,685
2.90%, 07/26/24 (a)	500,000	539,370
3.88%, 08/15/25 (a)	400,000	449,456
0.75%, 11/13/25 (a)	250,000	249,560
3.20%, 06/15/26 (a)	250,000	275,647
3.25%, 02/27/27	150,000	166,847
1.13%, 11/13/27 (a)	250,000	246,020
3.45%, 11/15/27 (a)	250,000	281,800
3.90%, 02/20/28 (a)	300,000	345,585
3.40%, 07/26/29 (a)	600,000	673,278
1.45%, 11/13/30 (a)	150,000	144,432
4.13%, 06/15/39 (a)	400,000	483,332
2.35%, 11/13/40 (a)	300,000	288,105
3.25%, 08/01/42	200,000	214,616
4.63%, 05/15/44 (a)	400,000	512,524
5.00%, 08/15/45 (a)	450,000	601,384
4.35%, 11/15/47 (a)	100,000	122,584
4.55%, 02/20/48 (a)	150,000	189,864
4.25%, 10/26/49 (a)	600,000	732,648
2.55%, 11/13/50 (a)	300,000	277,725
Brown-Forman Corp.
4.00%, 04/15/38 (a)	150,000	178,031
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	100,000	103,542
1.63%, 08/17/25 (a)	200,000	202,540
3.25%, 08/15/26 (a)	250,000	271,095
3.75%, 09/25/27 (a)	250,000	280,350
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	159,381
3.95%, 03/15/25 (a)	100,000	110,899
3.30%, 03/19/25 (a)	150,000	162,194
4.15%, 03/15/28 (a)	250,000	287,545
4.80%, 03/15/48 (a)	100,000	123,419
3.13%, 04/24/50 (a)	200,000	192,598
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	300,000	307,842
3.20%, 03/15/23	150,000	158,048
3.08%, 06/15/24 (a)	350,000	374,031
3.75%, 09/15/25 (a)	130,000	144,031
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.41%, 06/15/27 (a)	250,000	275,002
4.50%, 11/15/44 (a)	100,000	110,955
4.90%, 09/15/45 (a)	180,000	209,464
4.37%, 06/15/47 (a)	100,000	110,825
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	150,000	144,042
Children's Health System of Texas
2.51%, 08/15/50 (a)	250,000	230,235
Children's Hospital
2.93%, 07/15/50 (a)	100,000	95,427
Children's Hospital Medical Center
4.27%, 05/15/44	100,000	121,274
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	100,000	109,976
3.95%, 08/01/47 (a)	100,000	115,251
Cigna Corp.
3.05%, 11/30/22 (a)	200,000	208,686
3.00%, 07/15/23 (a)	150,000	158,460
3.75%, 07/15/23 (a)	500,000	538,135
3.50%, 06/15/24 (a)	145,000	157,366
3.25%, 04/15/25 (a)	200,000	216,794
4.13%, 11/15/25 (a)	450,000	506,893
4.50%, 02/25/26 (a)	194,000	223,185
3.40%, 03/01/27 (a)	142,000	157,161
3.05%, 10/15/27 (a)	145,000	158,468
4.38%, 10/15/28 (a)	760,000	887,353
2.40%, 03/15/30 (a)	400,000	406,912
4.80%, 08/15/38 (a)	380,000	472,158
3.20%, 03/15/40 (a)	250,000	259,212
6.13%, 11/15/41	100,000	142,331
4.80%, 07/15/46 (a)	320,000	400,838
3.88%, 10/15/47 (a)	145,000	159,471
4.90%, 12/15/48 (a)	700,000	886,536
3.40%, 03/15/50 (a)	250,000	255,680
City of Hope
5.62%, 11/15/43	100,000	141,356
Coca-Cola Consolidated, Inc.
3.80%, 11/25/25 (a)	100,000	110,568
Coca-Cola Femsa S.A.B. de CV
2.75%, 01/22/30 (a)	200,000	206,236
1.85%, 09/01/32 (a)	250,000	240,850
5.25%, 11/26/43	150,000	198,278
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	103,451
1.95%, 02/01/23	100,000	103,261
2.10%, 05/01/23	150,000	155,993
3.25%, 03/15/24	100,000	108,755
4.00%, 08/15/45	100,000	124,679
3.70%, 08/01/47 (a)	100,000	120,465
CommonSpirit Health
2.95%, 11/01/22	100,000	104,093
2.76%, 10/01/24 (a)	100,000	106,559
1.55%, 10/01/25 (a)	325,000	329,462
3.35%, 10/01/29 (a)	150,000	162,656
4.35%, 11/01/42	150,000	169,962
4.19%, 10/01/49 (a)	350,000	389,326
Community Health Network, Inc.
3.10%, 05/01/50 (a)	150,000	147,809
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	104,000	108,785
4.30%, 05/01/24 (a)	300,000	332,364
4.60%, 11/01/25 (a)	150,000	172,212
1.38%, 11/01/27 (a)	250,000	244,982
4.85%, 11/01/28 (a)	250,000	299,090

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.30%, 11/01/38 (a)	400,000	511,260
5.40%, 11/01/48 (a)	250,000	330,900
Constellation Brands, Inc.
3.20%, 02/15/23 (a)	400,000	419,740
4.40%, 11/15/25 (a)	100,000	114,380
4.75%, 12/01/25	100,000	116,157
3.70%, 12/06/26 (a)	250,000	280,212
3.50%, 05/09/27 (a)	100,000	111,241
3.15%, 08/01/29 (a)	50,000	53,672
2.88%, 05/01/30 (a)	400,000	421,528
4.50%, 05/09/47 (a)	150,000	178,730
5.25%, 11/15/48 (a)	150,000	198,920
3.75%, 05/01/50 (a)	200,000	218,226
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	100,000	102,714
CVS Health Corp.
3.50%, 07/20/22 (a)	300,000	311,424
2.75%, 12/01/22 (a)	250,000	258,970
3.70%, 03/09/23 (a)	550,000	585,216
3.38%, 08/12/24 (a)	380,000	411,768
2.63%, 08/15/24 (a)	150,000	159,492
4.10%, 03/25/25 (a)	300,000	335,253
3.88%, 07/20/25 (a)	500,000	556,690
2.88%, 06/01/26 (a)	200,000	215,382
3.00%, 08/15/26 (a)	200,000	217,024
3.63%, 04/01/27 (a)	150,000	166,949
1.30%, 08/21/27 (a)	400,000	391,668
4.30%, 03/25/28 (a)	1,750,000	2,017,137
3.25%, 08/15/29 (a)	300,000	325,992
3.75%, 04/01/30 (a)	300,000	336,096
1.75%, 08/21/30 (a)	400,000	384,064
4.88%, 07/20/35 (a)	350,000	432,026
4.78%, 03/25/38 (a)	1,000,000	1,222,200
4.13%, 04/01/40 (a)	300,000	342,036
2.70%, 08/21/40 (a)	400,000	380,868
5.30%, 12/05/43 (a)	250,000	322,477
5.13%, 07/20/45 (a)	600,000	760,158
5.05%, 03/25/48 (a)	1,550,000	1,963,617
4.25%, 04/01/50 (a)	200,000	232,852
Danaher Corp.
3.35%, 09/15/25 (a)	50,000	55,034
4.38%, 09/15/45 (a)	100,000	119,705
2.60%, 10/01/50 (a)	250,000	230,077
DENTSPLY SIRONA, Inc.
3.25%, 06/01/30 (a)	250,000	267,790
DH Europe Finance II Sarl
2.05%, 11/15/22	100,000	102,910
2.20%, 11/15/24 (a)	100,000	105,435
2.60%, 11/15/29 (a)	100,000	104,638
3.25%, 11/15/39 (a)	250,000	262,055
3.40%, 11/15/49 (a)	250,000	260,062
Diageo Capital PLC
2.63%, 04/29/23 (a)	50,000	52,182
1.38%, 09/29/25 (a)	400,000	406,996
3.88%, 05/18/28 (a)	200,000	229,726
2.38%, 10/24/29 (a)	200,000	208,366
2.00%, 04/29/30 (a)	250,000	251,577
2.13%, 04/29/32 (a)	200,000	201,774
3.88%, 04/29/43 (a)	100,000	117,080
Diageo Investment Corp.
2.88%, 05/11/22	250,000	257,685
8.00%, 09/15/22	150,000	167,462
4.25%, 05/11/42	150,000	182,088
Dignity Health
4.50%, 11/01/42	50,000	54,748
5.27%, 11/01/64	100,000	127,785
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	100,000	118,241
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	100,000	114,970
Eli Lilly & Co.
2.35%, 05/15/22	100,000	102,559
2.75%, 06/01/25 (a)	100,000	107,394
3.10%, 05/15/27 (a)	100,000	110,674
3.38%, 03/15/29 (a)	350,000	392,315
3.88%, 03/15/39 (a)	100,000	118,591
3.70%, 03/01/45 (a)	100,000	113,421
3.95%, 05/15/47 (a)	100,000	117,946
3.95%, 03/15/49 (a)	200,000	237,580
2.25%, 05/15/50 (a)	350,000	308,892
4.15%, 03/15/59 (a)	200,000	247,950
2.50%, 09/15/60 (a)	250,000	223,287
Fomento Economico Mexicano S.A.B. de CV
4.38%, 05/10/43	200,000	237,084
3.50%, 01/16/50 (a)	500,000	516,210
General Mills, Inc.
2.60%, 10/12/22 (a)	500,000	517,050
4.00%, 04/17/25 (a)	300,000	334,410
4.20%, 04/17/28 (a)	375,000	434,602
2.88%, 04/15/30 (a)	150,000	159,005
3.00%, 02/01/51 (a)(c)	300,000	293,739
Gilead Sciences, Inc.
1.95%, 03/01/22 (a)	100,000	101,676
3.25%, 09/01/22 (a)	400,000	415,332
2.50%, 09/01/23 (a)	200,000	209,630
0.75%, 09/29/23 (a)	500,000	500,975
3.50%, 02/01/25 (a)	500,000	545,180
3.65%, 03/01/26 (a)	450,000	499,959
2.95%, 03/01/27 (a)	200,000	217,082
4.60%, 09/01/35 (a)	500,000	612,400
4.00%, 09/01/36 (a)	100,000	115,614
5.65%, 12/01/41 (a)	674,000	925,894
4.80%, 04/01/44 (a)	300,000	373,146
4.50%, 02/01/45 (a)	350,000	418,719
4.75%, 03/01/46 (a)	470,000	581,014
4.15%, 03/01/47 (a)	150,000	171,866
2.80%, 10/01/50 (a)	250,000	231,217
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	150,000	154,605
2.88%, 06/01/22 (a)	300,000	309,162
0.53%, 10/01/23 (a)	650,000	652,060
3.00%, 06/01/24 (a)	300,000	322,206
3.38%, 06/01/29 (a)	300,000	337,401
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	250,000	262,470
3.38%, 05/15/23	200,000	213,292
3.63%, 05/15/25	300,000	332,982
3.88%, 05/15/28	400,000	463,284
6.38%, 05/15/38	413,000	626,587
4.20%, 03/18/43	100,000	122,830
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	250,000	246,955
2.88%, 09/01/50 (a)	100,000	98,094
4.50%, 07/01/57 (a)	50,000	63,941
Hartford HealthCare Corp.
3.45%, 07/01/54	75,000	76,535
Hasbro, Inc.
2.60%, 11/19/22	150,000	155,249
3.00%, 11/19/24 (a)	100,000	107,367
3.55%, 11/19/26 (a)	150,000	164,300
3.90%, 11/19/29 (a)	100,000	110,220

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.35%, 03/15/40	200,000	262,710
5.10%, 05/15/44 (a)	150,000	172,733
HCA, Inc.
4.75%, 05/01/23	150,000	162,707
5.00%, 03/15/24	600,000	672,456
5.25%, 04/15/25	300,000	346,185
5.25%, 06/15/26 (a)	350,000	410,042
4.50%, 02/15/27 (a)	200,000	228,666
4.13%, 06/15/29 (a)	350,000	395,685
5.13%, 06/15/39 (a)	150,000	186,078
5.50%, 06/15/47 (a)	450,000	577,498
5.25%, 06/15/49 (a)	350,000	440,496
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	55,000	64,169
Ingredion, Inc.
2.90%, 06/01/30 (a)	250,000	263,787
3.90%, 06/01/50 (a)	100,000	111,501
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	150,000	167,552
Johnson & Johnson
2.25%, 03/03/22 (a)	150,000	152,849
2.05%, 03/01/23 (a)	300,000	310,272
3.38%, 12/05/23	400,000	434,924
2.63%, 01/15/25 (a)	100,000	106,825
0.55%, 09/01/25 (a)	500,000	494,885
2.45%, 03/01/26 (a)	100,000	107,334
2.95%, 03/03/27 (a)	100,000	110,434
0.95%, 09/01/27 (a)	400,000	394,180
2.90%, 01/15/28 (a)	200,000	219,970
1.30%, 09/01/30 (a)	400,000	384,764
4.38%, 12/05/33 (a)	150,000	187,565
3.55%, 03/01/36 (a)	100,000	117,054
3.63%, 03/03/37 (a)	950,000	1,111,585
3.40%, 01/15/38 (a)	150,000	168,971
2.10%, 09/01/40 (a)	350,000	329,042
4.50%, 09/01/40	150,000	191,591
3.70%, 03/01/46 (a)	530,000	615,378
3.75%, 03/03/47 (a)	200,000	234,582
3.50%, 01/15/48 (a)	150,000	169,983
2.25%, 09/01/50 (a)	350,000	318,699
2.45%, 09/01/60 (a)	250,000	227,957
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	400,000	443,980
4.15%, 05/01/47 (a)	250,000	308,232
3.27%, 11/01/49 (a)	150,000	160,877
Kellogg Co.
2.65%, 12/01/23	300,000	317,718
3.40%, 11/15/27 (a)	100,000	111,742
4.30%, 05/15/28 (a)	100,000	116,201
2.10%, 06/01/30 (a)	250,000	250,630
7.45%, 04/01/31	100,000	147,043
4.50%, 04/01/46	100,000	121,928
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	350,000	376,876
3.13%, 12/15/23 (a)	250,000	267,260
4.42%, 05/25/25 (a)	250,000	283,232
2.55%, 09/15/26 (a)	100,000	106,714
4.60%, 05/25/28 (a)	550,000	649,555
4.99%, 05/25/38 (a)	200,000	255,694
4.50%, 11/15/45 (a)	250,000	298,897
3.80%, 05/01/50 (a)	150,000	164,525
Kimberly-Clark Corp.
2.75%, 02/15/26	150,000	162,831
1.05%, 09/15/27 (a)	250,000	246,607
3.95%, 11/01/28 (a)	200,000	232,376
3.20%, 04/25/29 (a)	100,000	110,623
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.10%, 03/26/30 (a)	250,000	275,412
3.20%, 07/30/46 (a)	200,000	215,844
3.90%, 05/04/47 (a)	200,000	240,284
2.88%, 02/07/50 (a)	100,000	102,141
Koninklijke Ahold Delhaize N.V.
5.70%, 10/01/40	38,000	51,971
Koninklijke Philips N.V.
5.00%, 03/15/42	195,000	254,625
Laboratory Corp. of America Holdings
4.00%, 11/01/23 (a)	200,000	216,656
3.25%, 09/01/24 (a)	100,000	108,257
2.30%, 12/01/24 (a)	100,000	105,715
3.60%, 02/01/25 (a)	150,000	163,898
3.60%, 09/01/27 (a)	150,000	168,636
2.95%, 12/01/29 (a)	100,000	107,287
4.70%, 02/01/45 (a)	150,000	184,622
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	100,000	113,815
4.12%, 07/01/55	100,000	119,194
3.34%, 07/01/60 (a)	100,000	103,573
Mayo Clinic
4.00%, 11/15/47	150,000	179,984
McCormick & Co., Inc.
3.15%, 08/15/24 (a)	150,000	161,915
0.90%, 02/15/26 (a)	200,000	196,870
3.40%, 08/15/27 (a)	150,000	166,872
1.85%, 02/15/31 (a)	100,000	97,321
4.20%, 08/15/47 (a)	150,000	178,230
McKesson Corp.
2.70%, 12/15/22 (a)	100,000	103,522
2.85%, 03/15/23 (a)	100,000	104,261
3.80%, 03/15/24 (a)	100,000	108,867
0.90%, 12/03/25 (a)	200,000	197,060
3.95%, 02/16/28 (a)	100,000	113,885
4.75%, 05/30/29 (a)	100,000	118,992
4.88%, 03/15/44 (a)	100,000	122,089
McLaren Health Care Corp.
4.39%, 05/15/48 (a)	100,000	122,147
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	150,000	169,529
5.90%, 11/01/39	150,000	212,280
Medtronic Global Holdings SCA
3.35%, 04/01/27 (a)	150,000	167,921
Medtronic, Inc.
3.50%, 03/15/25	350,000	385,679
4.38%, 03/15/35	400,000	502,724
4.63%, 03/15/45	475,000	624,074
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	100,000	133,582
4.20%, 07/01/55	100,000	126,885
Merck & Co., Inc.
2.35%, 02/10/22	450,000	459,126
2.40%, 09/15/22 (a)	150,000	154,173
2.80%, 05/18/23	250,000	263,877
2.90%, 03/07/24 (a)	150,000	160,706
2.75%, 02/10/25 (a)	480,000	514,258
0.75%, 02/24/26 (a)	250,000	247,547
3.40%, 03/07/29 (a)	250,000	280,952
1.45%, 06/24/30 (a)	250,000	241,980
3.90%, 03/07/39 (a)	450,000	531,270
2.35%, 06/24/40 (a)	250,000	240,200
3.60%, 09/15/42 (a)	100,000	113,634
4.15%, 05/18/43	200,000	243,490
3.70%, 02/10/45 (a)	550,000	623,221

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.00%, 03/07/49 (a)	300,000	358,503
2.45%, 06/24/50 (a)	250,000	228,475
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	168,000	168,832
3.50%, 05/01/22	195,000	201,819
3.00%, 07/15/26 (a)	350,000	377,422
5.00%, 05/01/42	250,000	299,802
4.20%, 07/15/46 (a)	330,000	354,674
Mondelez International, Inc.
0.63%, 07/01/22	200,000	200,834
2.13%, 04/13/23 (a)	100,000	103,478
1.50%, 05/04/25 (a)	175,000	178,733
3.63%, 02/13/26 (a)	200,000	223,470
2.75%, 04/13/30 (a)	300,000	314,805
1.50%, 02/04/31 (a)	250,000	235,150
1.88%, 10/15/32 (a)	250,000	240,682
2.63%, 09/04/50 (a)	400,000	360,868
Montefiore Obligated Group
4.29%, 09/01/50	100,000	106,754
Mount Sinai Hospitals Group, Inc.
3.74%, 07/01/49 (a)	100,000	107,917
3.39%, 07/01/50 (a)	250,000	251,985
MultiCare Health System
2.80%, 08/15/50 (a)	100,000	95,850
Mylan, Inc.
4.20%, 11/29/23 (a)	230,000	250,031
4.55%, 04/15/28 (a)	400,000	462,452
5.40%, 11/29/43 (a)	100,000	124,693
5.20%, 04/15/48 (a)	100,000	119,253
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	45,000	49,181
4.26%, 11/01/47 (a)	150,000	171,305
3.81%, 11/01/49 (a)	100,000	107,424
Novartis Capital Corp.
2.40%, 09/21/22	200,000	206,666
3.40%, 05/06/24	350,000	381,892
1.75%, 02/14/25 (a)	650,000	673,166
3.00%, 11/20/25 (a)	250,000	272,385
2.00%, 02/14/27 (a)	200,000	208,840
3.10%, 05/17/27 (a)	550,000	607,722
2.20%, 08/14/30 (a)	250,000	258,365
3.70%, 09/21/42	100,000	115,989
4.40%, 05/06/44	350,000	443,761
4.00%, 11/20/45 (a)	300,000	361,518
2.75%, 08/14/50 (a)	200,000	198,342
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
2.67%, 10/01/50 (a)	150,000	141,500
NYU Langone Hospitals
4.78%, 07/01/44	100,000	123,901
4.37%, 07/01/47 (a)	100,000	117,504
3.38%, 07/01/55 (a)	150,000	151,524
Orlando Health Obligated Group
4.09%, 10/01/48 (a)	50,000	58,705
3.33%, 10/01/50 (a)	100,000	103,700
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	200,000	202,254
4.79%, 11/15/48 (a)	100,000	130,617
3.22%, 11/15/50 (a)	150,000	151,919
PepsiCo, Inc.
2.75%, 03/05/22	250,000	256,415
2.75%, 03/01/23	200,000	210,090
0.75%, 05/01/23	150,000	151,638
0.40%, 10/07/23	250,000	251,057
3.60%, 03/01/24 (a)	300,000	327,177
2.25%, 03/19/25 (a)	500,000	527,950
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.75%, 04/30/25 (a)	150,000	161,193
3.50%, 07/17/25 (a)	150,000	165,948
2.85%, 02/24/26 (a)	250,000	271,382
2.38%, 10/06/26 (a)	250,000	266,752
2.63%, 03/19/27 (a)	150,000	161,964
3.00%, 10/15/27 (a)	250,000	275,297
2.63%, 07/29/29 (a)	350,000	373,537
2.75%, 03/19/30 (a)	350,000	375,116
1.63%, 05/01/30 (a)	200,000	196,494
1.40%, 02/25/31 (a)	300,000	287,550
3.50%, 03/19/40 (a)	350,000	393,956
3.60%, 08/13/42	150,000	169,530
4.60%, 07/17/45 (a)	300,000	384,897
4.45%, 04/14/46 (a)	300,000	379,176
3.45%, 10/06/46 (a)	300,000	330,177
4.00%, 05/02/47 (a)	100,000	119,282
3.38%, 07/29/49 (a)	150,000	162,872
2.88%, 10/15/49 (a)	150,000	150,071
3.63%, 03/19/50 (a)	300,000	340,653
3.88%, 03/19/60 (a)	200,000	239,566
PerkinElmer, Inc.
3.30%, 09/15/29 (a)	150,000	161,595
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	91,000	99,680
4.38%, 03/15/26 (a)	200,000	225,124
3.15%, 06/15/30 (a)	250,000	257,592
Pfizer, Inc.
2.80%, 03/11/22	100,000	102,719
3.00%, 06/15/23	500,000	530,440
3.20%, 09/15/23 (a)	200,000	213,978
2.95%, 03/15/24 (a)	350,000	375,539
0.80%, 05/28/25 (a)	250,000	250,217
2.75%, 06/03/26	200,000	217,142
3.00%, 12/15/26	450,000	499,185
3.60%, 09/15/28 (a)	200,000	227,146
3.45%, 03/15/29 (a)	300,000	337,068
2.63%, 04/01/30 (a)	300,000	318,711
1.70%, 05/28/30 (a)	200,000	197,544
4.00%, 12/15/36	150,000	178,773
4.10%, 09/15/38 (a)	150,000	180,249
3.90%, 03/15/39 (a)	200,000	235,414
7.20%, 03/15/39	460,000	743,015
2.55%, 05/28/40 (a)	200,000	198,226
4.30%, 06/15/43	200,000	243,734
4.40%, 05/15/44	180,000	224,284
4.13%, 12/15/46	250,000	300,180
4.20%, 09/15/48 (a)	250,000	306,117
4.00%, 03/15/49 (a)	350,000	415,149
2.70%, 05/28/50 (a)	250,000	239,105
Philip Morris International, Inc.
2.38%, 08/17/22 (a)	250,000	257,142
2.50%, 08/22/22	400,000	413,012
1.13%, 05/01/23	200,000	203,404
2.13%, 05/10/23 (a)	150,000	155,375
3.60%, 11/15/23	100,000	108,644
2.88%, 05/01/24 (a)	150,000	160,340
3.25%, 11/10/24	230,000	250,987
1.50%, 05/01/25 (a)	175,000	178,778
3.38%, 08/11/25 (a)	330,000	361,710
0.88%, 05/01/26 (a)	250,000	246,370
3.13%, 03/02/28 (a)	150,000	164,121
3.38%, 08/15/29 (a)	150,000	165,669
2.10%, 05/01/30 (a)	200,000	199,666
6.38%, 05/16/38	100,000	143,803
4.38%, 11/15/41	200,000	234,894
4.50%, 03/20/42	250,000	296,805
3.88%, 08/21/42	100,000	109,441

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.13%, 03/04/43	350,000	395,356
4.88%, 11/15/43	100,000	124,807
4.25%, 11/10/44	200,000	230,732
Providence St Joseph Health Obligated Group
2.53%, 10/01/29 (a)	200,000	209,206
3.93%, 10/01/48 (a)	100,000	112,787
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	164,355
3.45%, 06/01/26 (a)	150,000	165,603
4.20%, 06/30/29 (a)	100,000	116,970
2.95%, 06/30/30 (a)	150,000	160,289
2.80%, 06/30/31 (a)	200,000	210,874
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	300,000	285,054
2.80%, 09/15/50 (a)	250,000	224,480
Reynolds American, Inc.
4.85%, 09/15/23	150,000	166,040
4.45%, 06/12/25 (a)	495,000	553,039
5.70%, 08/15/35 (a)	150,000	181,911
7.25%, 06/15/37	250,000	331,697
6.15%, 09/15/43	100,000	124,933
5.85%, 08/15/45 (a)	350,000	418,362
Royalty Pharma PLC
0.75%, 09/02/23 (c)	350,000	351,232
1.20%, 09/02/25 (a)(c)	350,000	348,607
1.75%, 09/02/27 (a)(c)	300,000	300,777
2.20%, 09/02/30 (a)(c)	300,000	295,947
3.30%, 09/02/40 (a)(c)	300,000	303,570
3.55%, 09/02/50 (a)(c)	300,000	295,947
Rush Obligated Group
3.92%, 11/15/29 (a)	100,000	114,747
RWJ Barnabas Health, Inc.
3.95%, 07/01/46 (a)	40,000	44,857
Sanofi
3.38%, 06/19/23 (a)	150,000	160,214
3.63%, 06/19/28 (a)	250,000	283,095
Sharp HealthCare
2.68%, 08/01/50 (a)	150,000	142,293
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	525,000	554,321
3.20%, 09/23/26 (a)	635,000	693,122
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	244,137
Spectrum Health System Obligated Group
3.49%, 07/15/49 (a)	50,000	53,562
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	112,052
3.80%, 11/15/48 (a)	100,000	117,493
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	200,488
1.15%, 06/15/25 (a)	200,000	200,942
3.38%, 11/01/25 (a)	150,000	164,573
3.50%, 03/15/26 (a)	150,000	166,397
3.65%, 03/07/28 (a)	150,000	169,221
1.95%, 06/15/30 (a)	250,000	247,655
4.38%, 05/15/44 (a)	100,000	122,030
4.63%, 03/15/46 (a)	250,000	316,740
2.90%, 06/15/50 (a)	200,000	196,518
Sutter Health
1.32%, 08/15/25 (a)	300,000	302,898
2.29%, 08/15/30 (a)	100,000	101,774
3.16%, 08/15/40 (a)	100,000	103,425
4.09%, 08/15/48 (a)	65,000	76,415
3.36%, 08/15/50 (a)	200,000	207,690
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Sysco Corp.
2.50%, 07/15/21 (a)	150,000	150,957
2.60%, 06/12/22	100,000	102,786
3.55%, 03/15/25 (a)	100,000	109,334
5.65%, 04/01/25 (a)	100,000	117,487
3.75%, 10/01/25 (a)	100,000	110,604
3.30%, 07/15/26 (a)	150,000	164,192
3.25%, 07/15/27 (a)	150,000	164,651
2.40%, 02/15/30 (a)	200,000	203,584
5.95%, 04/01/30 (a)	300,000	386,178
6.60%, 04/01/40 (a)	150,000	214,713
4.85%, 10/01/45 (a)	100,000	120,355
4.50%, 04/01/46 (a)	150,000	173,082
4.45%, 03/15/48 (a)	100,000	115,274
3.30%, 02/15/50 (a)	100,000	98,454
6.60%, 04/01/50 (a)	250,000	371,410
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	200,000	220,424
5.00%, 11/26/28 (a)	250,000	302,785
2.05%, 03/31/30 (a)	500,000	492,695
3.03%, 07/09/40 (a)	200,000	201,654
3.18%, 07/09/50 (a)	450,000	440,334
3.38%, 07/09/60 (a)	200,000	200,556
Texas Health Resources
2.33%, 11/15/50 (a)	250,000	220,278
The Children's Hospital Corp.
4.12%, 01/01/47 (a)	100,000	122,155
2.59%, 02/01/50 (a)	80,000	76,010
The Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	250,000	241,322
The Cleveland Clinic Foundation
4.86%, 01/01/14	100,000	131,303
The Clorox Co.
3.50%, 12/15/24 (a)	250,000	275,625
3.10%, 10/01/27 (a)	150,000	165,590
3.90%, 05/15/28 (a)	100,000	114,336
The Coca-Cola Co.
3.20%, 11/01/23	250,000	269,445
1.75%, 09/06/24	200,000	208,760
2.95%, 03/25/25	150,000	162,491
2.88%, 10/27/25	350,000	381,528
2.25%, 09/01/26	562,000	598,721
3.38%, 03/25/27	300,000	336,003
1.45%, 06/01/27	200,000	201,386
1.00%, 03/15/28	350,000	338,390
2.13%, 09/06/29	150,000	153,938
3.45%, 03/25/30	200,000	225,858
1.65%, 06/01/30	300,000	294,657
1.38%, 03/15/31	350,000	333,889
2.50%, 06/01/40	200,000	195,424
4.20%, 03/25/50	150,000	186,617
2.60%, 06/01/50	350,000	332,104
2.50%, 03/15/51	300,000	277,782
2.75%, 06/01/60	200,000	191,478
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	200,000	210,344
2.38%, 12/01/29 (a)	100,000	104,394
2.60%, 04/15/30 (a)	150,000	159,203
6.00%, 05/15/37	90,000	126,799
4.15%, 03/15/47 (a)	100,000	122,333
3.13%, 12/01/49 (a)	150,000	158,606
The Hershey Co.
3.38%, 05/15/23 (a)	100,000	106,501
2.05%, 11/15/24 (a)	100,000	105,445
0.90%, 06/01/25 (a)	150,000	150,273
2.45%, 11/15/29 (a)	100,000	104,876

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 11/15/49 (a)	100,000	104,953
2.65%, 06/01/50 (a)	200,000	191,584
The JM Smucker Co.
3.50%, 03/15/25	487,000	533,241
2.38%, 03/15/30 (a)	100,000	101,975
4.38%, 03/15/45	100,000	117,554
3.55%, 03/15/50 (a)	100,000	105,128
The Johns Hopkins Health System Corp.
3.84%, 05/15/46	150,000	177,657
The Kroger Co.
2.95%, 11/01/21 (a)	250,000	253,885
2.80%, 08/01/22 (a)	150,000	154,817
2.65%, 10/15/26 (a)	150,000	160,767
4.50%, 01/15/29 (a)	200,000	237,904
2.20%, 05/01/30 (a)	400,000	404,612
1.70%, 01/15/31 (a)	100,000	96,319
5.40%, 07/15/40 (a)	200,000	259,044
5.00%, 04/15/42 (a)	100,000	126,308
3.88%, 10/15/46 (a)	100,000	109,378
4.45%, 02/01/47 (a)	350,000	412,688
4.65%, 01/15/48 (a)	150,000	182,097
3.95%, 01/15/50 (a)	150,000	167,328
The Methodist Hospital
2.71%, 12/01/50 (a)	250,000	239,870
The New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	250,000	234,920
4.02%, 08/01/45	150,000	178,689
2.61%, 08/01/60 (a)	100,000	90,661
3.95%, 08/01/19 (a)	100,000	109,787
The Procter & Gamble Co.
2.15%, 08/11/22	150,000	154,221
3.10%, 08/15/23	150,000	160,668
0.55%, 10/29/25	325,000	321,899
2.70%, 02/02/26	150,000	162,795
2.45%, 11/03/26	241,000	258,444
2.80%, 03/25/27	200,000	218,156
2.85%, 08/11/27	150,000	165,162
3.00%, 03/25/30	200,000	220,348
1.20%, 10/29/30	150,000	143,147
3.55%, 03/25/40	300,000	346,608
3.50%, 10/25/47	200,000	236,720
3.60%, 03/25/50	175,000	212,069
The Toledo Hospital
5.33%, 11/15/28	150,000	177,645
6.02%, 11/15/48	50,000	63,761
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25 (a)	150,000	168,011
2.95%, 09/19/26 (a)	400,000	433,568
3.20%, 08/15/27 (a)	100,000	110,022
2.60%, 10/01/29 (a)	150,000	157,766
4.50%, 03/25/30 (a)	250,000	298,070
5.30%, 02/01/44 (a)	145,000	201,508
4.10%, 08/15/47 (a)	150,000	179,390
Trinity Health Corp.
4.13%, 12/01/45	100,000	117,780
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	250,000	260,490
3.90%, 09/28/23 (a)	150,000	162,906
3.95%, 08/15/24 (a)	300,000	330,882
4.00%, 03/01/26 (a)	100,000	112,564
3.55%, 06/02/27 (a)	350,000	387,705
4.35%, 03/01/29 (a)	150,000	175,526
4.88%, 08/15/34 (a)	150,000	188,421
5.15%, 08/15/44 (a)	150,000	194,561
4.55%, 06/02/47 (a)	100,000	122,247
5.10%, 09/28/48 (a)	200,000	263,444
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Unilever Capital Corp.
3.00%, 03/07/22	250,000	257,055
2.20%, 05/05/22 (a)	200,000	204,322
0.38%, 09/14/23	250,000	251,177
2.60%, 05/05/24 (a)	200,000	212,724
3.38%, 03/22/25 (a)	100,000	109,656
2.00%, 07/28/26	500,000	523,130
2.90%, 05/05/27 (a)	250,000	272,655
3.50%, 03/22/28 (a)	250,000	282,540
2.13%, 09/06/29 (a)	150,000	154,499
1.38%, 09/14/30 (a)	250,000	241,272
Universal Health Services, Inc.
2.65%, 10/15/30 (a)(c)	225,000	223,828
Upjohn, Inc.
1.65%, 06/22/25 (a)(c)	150,000	152,465
Utah Acquisition Sub, Inc.
3.95%, 06/15/26 (a)	300,000	335,463
5.25%, 06/15/46 (a)	200,000	241,770
Viatris, Inc.
2.30%, 06/22/27 (a)(c)	250,000	257,515
2.70%, 06/22/30 (a)(c)	300,000	304,440
3.85%, 06/22/40 (a)(c)	300,000	318,351
4.00%, 06/22/50 (a)(c)	400,000	416,848
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	100,000	97,677
Whirlpool Corp.
4.85%, 06/15/21	150,000	151,923
3.70%, 05/01/25	100,000	110,370
4.75%, 02/26/29 (a)	100,000	118,637
4.50%, 06/01/46 (a)	100,000	116,923
4.60%, 05/15/50 (a)	100,000	119,955
Wyeth LLC
6.50%, 02/01/34	150,000	220,990
6.00%, 02/15/36	100,000	142,663
5.95%, 04/01/37	500,000	715,905
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	150,000	135,752
Zimmer Biomet Holdings, Inc.
3.70%, 03/19/23 (a)	250,000	265,300
3.55%, 04/01/25 (a)	350,000	381,857
3.05%, 01/15/26 (a)	100,000	108,482
3.55%, 03/20/30 (a)	100,000	110,019
4.45%, 08/15/45 (a)	150,000	170,075
Zoetis, Inc.
3.25%, 02/01/23 (a)	70,000	73,271
3.00%, 09/12/27 (a)	200,000	218,512
3.90%, 08/20/28 (a)	200,000	226,972
2.00%, 05/15/30 (a)	250,000	247,092
4.70%, 02/01/43 (a)	195,000	247,369
4.45%, 08/20/48 (a)	100,000	122,819
3.00%, 05/15/50 (a)	200,000	199,430
		223,016,279
Energy 2.2%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	200,000	208,334
3.34%, 12/15/27 (a)	200,000	220,696
3.14%, 11/07/29 (a)	100,000	108,078
4.49%, 05/01/30 (a)	200,000	235,702
4.08%, 12/15/47 (a)	300,000	329,958
Baker Hughes Holdings LLC
5.13%, 09/15/40	350,000	443,835

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	350,000	393,288
4.80%, 05/03/29 (a)	100,000	114,018
3.40%, 02/15/31 (a)	250,000	258,495
BP Capital Markets America, Inc.
2.11%, 09/16/21 (a)	500,000	504,045
2.52%, 09/19/22 (a)	150,000	154,842
2.94%, 04/06/23	200,000	210,696
2.75%, 05/10/23	300,000	315,141
3.22%, 11/28/23 (a)	250,000	267,540
3.79%, 02/06/24 (a)	150,000	163,359
3.19%, 04/06/25 (a)	250,000	270,500
3.80%, 09/21/25 (a)	300,000	333,621
3.41%, 02/11/26 (a)	150,000	165,050
3.12%, 05/04/26 (a)	200,000	217,220
3.02%, 01/16/27 (a)	100,000	107,785
3.59%, 04/14/27 (a)	200,000	223,352
3.94%, 09/21/28 (a)	150,000	170,679
4.23%, 11/06/28 (a)	250,000	290,385
3.63%, 04/06/30 (a)	300,000	335,682
1.75%, 08/10/30 (a)	350,000	338,201
3.00%, 02/24/50 (a)	400,000	372,980
2.77%, 11/10/50 (a)	500,000	444,135
2.94%, 06/04/51 (a)	100,000	91,648
3.38%, 02/08/61 (a)	250,000	241,187
BP Capital Markets PLC
2.50%, 11/06/22	150,000	155,408
3.81%, 02/10/24	250,000	273,000
3.54%, 11/04/24	200,000	220,136
3.51%, 03/17/25	100,000	109,815
3.28%, 09/19/27 (a)	650,000	715,084
3.72%, 11/28/28 (a)	150,000	169,319
Burlington Resources LLC
5.95%, 10/15/36	100,000	139,121
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	260,402
3.80%, 04/15/24 (a)	100,000	107,807
3.90%, 02/01/25 (a)	130,000	141,198
2.05%, 07/15/25 (a)	250,000	256,165
3.85%, 06/01/27 (a)	250,000	276,537
6.45%, 06/30/33	295,000	381,954
6.25%, 03/15/38	330,000	429,317
6.75%, 02/01/39	150,000	202,538
4.95%, 06/01/47 (a)	100,000	121,042
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	250,000	283,447
4.25%, 04/15/27 (a)	300,000	329,412
6.75%, 11/15/39	400,000	520,636
5.40%, 06/15/47 (a)	200,000	231,460
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	200,000	232,128
5.88%, 03/31/25 (a)	300,000	345,486
5.13%, 06/30/27 (a)	400,000	467,276
3.70%, 11/15/29 (a)	200,000	216,464
Chevron Corp.
2.41%, 03/03/22 (a)	150,000	152,798
2.36%, 12/05/22 (a)	600,000	618,858
1.14%, 05/11/23	250,000	254,517
3.19%, 06/24/23 (a)	750,000	794,572
1.55%, 05/11/25 (a)	450,000	460,629
2.95%, 05/16/26 (a)	500,000	542,775
2.00%, 05/11/27 (a)	200,000	207,608
2.24%, 05/11/30 (a)	200,000	204,754
2.98%, 05/11/40 (a)	200,000	206,952
3.08%, 05/11/50 (a)	200,000	200,810
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Chevron USA, Inc.
0.33%, 08/12/22	200,000	200,306
0.43%, 08/11/23	200,000	200,386
3.90%, 11/15/24 (a)	200,000	222,074
0.69%, 08/12/25 (a)	100,000	98,794
1.02%, 08/12/27 (a)	250,000	244,735
3.85%, 01/15/28 (a)	200,000	228,608
3.25%, 10/15/29 (a)	100,000	110,676
6.00%, 03/01/41 (a)	150,000	214,769
5.25%, 11/15/43 (a)	100,000	135,330
5.05%, 11/15/44 (a)	150,000	198,083
4.95%, 08/15/47 (a)	100,000	130,590
4.20%, 10/15/49 (a)	100,000	118,388
2.34%, 08/12/50 (a)	250,000	218,885
Cimarex Energy Co.
4.38%, 06/01/24 (a)	180,000	196,555
4.38%, 03/15/29 (a)	100,000	112,096
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	200,000	226,204
5.80%, 06/01/45 (a)	100,000	127,338
Conoco Funding Co.
7.25%, 10/15/31	150,000	220,280
ConocoPhillips
3.75%, 10/01/27 (a)	150,000	169,275
4.30%, 08/15/28 (a)(c)	200,000	232,696
2.40%, 02/15/31 (a)(c)	250,000	254,062
4.88%, 10/01/47 (a)(c)	100,000	126,419
4.85%, 08/15/48 (a)(c)	100,000	127,492
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	108,947
4.95%, 03/15/26 (a)	450,000	528,417
6.95%, 04/15/29	400,000	546,040
6.50%, 02/01/39	800,000	1,176,480
4.30%, 11/15/44 (a)	150,000	178,865
5.95%, 03/15/46 (a)	100,000	144,391
Devon Energy Corp.
5.85%, 12/15/25 (a)	150,000	175,215
7.95%, 04/15/32	100,000	139,153
5.60%, 07/15/41 (a)	400,000	482,180
4.75%, 05/15/42 (a)	100,000	111,699
5.00%, 06/15/45 (a)	100,000	114,678
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	300,000	317,628
4.75%, 05/31/25 (a)	150,000	168,720
5.38%, 05/31/25 (a)	150,000	155,505
3.25%, 12/01/26 (a)	200,000	211,868
3.50%, 12/01/29 (a)	150,000	157,206
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	100,000	106,120
Eastern Energy Gas Holdings LLC
3.55%, 11/01/23 (a)	200,000	214,712
3.00%, 11/15/29 (a)	200,000	213,386
4.80%, 11/01/43 (a)	100,000	120,811
3.90%, 11/15/49 (a)	100,000	108,021
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	150,000	160,721
4.95%, 05/15/28 (a)	300,000	336,894
4.15%, 09/15/29 (a)	150,000	159,662
5.00%, 05/15/44 (a)	75,000	74,727
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	180,000	220,433
7.38%, 10/15/45 (a)	100,000	146,611
Enbridge, Inc.
4.00%, 10/01/23 (a)	250,000	269,762
3.70%, 07/15/27 (a)	550,000	614,229

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.13%, 11/15/29 (a)	250,000	267,150
4.50%, 06/10/44 (a)	200,000	222,962
5.50%, 12/01/46 (a)	200,000	255,704
4.00%, 11/15/49 (a)	100,000	105,800
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	250,000	250,090
5.20%, 02/01/22 (a)	200,000	206,068
3.60%, 02/01/23 (a)	150,000	156,740
4.25%, 03/15/23 (a)	250,000	264,937
5.88%, 01/15/24 (a)	250,000	280,327
4.05%, 03/15/25 (a)	150,000	163,175
2.90%, 05/15/25 (a)	250,000	262,365
4.75%, 01/15/26 (a)	150,000	167,783
4.20%, 04/15/27 (a)	100,000	110,218
5.50%, 06/01/27 (a)	150,000	175,650
4.95%, 06/15/28 (a)	150,000	171,233
5.25%, 04/15/29 (a)	150,000	174,107
3.75%, 05/15/30 (a)	300,000	317,283
4.90%, 03/15/35 (a)	230,000	249,932
5.80%, 06/15/38 (a)	150,000	172,389
7.50%, 07/01/38	150,000	203,016
6.05%, 06/01/41 (a)	100,000	117,471
6.50%, 02/01/42 (a)	425,000	518,262
5.95%, 10/01/43 (a)	200,000	228,680
5.15%, 03/15/45 (a)	250,000	266,550
6.13%, 12/15/45 (a)	265,000	307,734
5.30%, 04/15/47 (a)	100,000	108,384
6.00%, 06/15/48 (a)	150,000	175,220
6.25%, 04/15/49 (a)	250,000	300,507
5.00%, 05/15/50 (a)	350,000	370,930
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.88%, 03/01/22 (a)	200,000	207,680
5.00%, 10/01/22 (a)	100,000	105,515
4.50%, 11/01/23 (a)	150,000	162,666
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	420,620
3.90%, 02/15/24 (a)	195,000	212,070
3.75%, 02/15/25 (a)	230,000	252,788
3.70%, 02/15/26 (a)	250,000	277,590
3.95%, 02/15/27 (a)	150,000	170,234
4.15%, 10/16/28 (a)	250,000	287,977
3.13%, 07/31/29 (a)	200,000	215,030
2.80%, 01/31/30 (a)	350,000	368,284
7.55%, 04/15/38	100,000	150,108
6.13%, 10/15/39	350,000	477,032
5.95%, 02/01/41	100,000	132,812
4.85%, 08/15/42 (a)	100,000	119,084
4.45%, 02/15/43 (a)	200,000	229,070
4.85%, 03/15/44 (a)	300,000	353,031
5.10%, 02/15/45 (a)	300,000	366,480
4.90%, 05/15/46 (a)	500,000	592,340
4.25%, 02/15/48 (a)	400,000	437,752
4.80%, 02/01/49 (a)	150,000	176,924
4.20%, 01/31/50 (a)	250,000	272,585
3.70%, 01/31/51 (a)	200,000	203,566
3.20%, 02/15/52 (a)	250,000	233,497
3.95%, 01/31/60 (a)	150,000	154,544
4.88%, 08/16/77 (a)(b)	100,000	95,164
5.25%, 08/16/77 (a)(b)	100,000	99,857
5.38%, 02/15/78 (a)(b)	100,000	99,288
EOG Resources, Inc.
2.63%, 03/15/23 (a)	260,000	270,696
3.15%, 04/01/25 (a)	100,000	107,953
4.15%, 01/15/26 (a)	100,000	113,597
4.38%, 04/15/30 (a)	150,000	176,360
3.90%, 04/01/35 (a)	174,000	195,005
4.95%, 04/15/50 (a)	150,000	190,389
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Equinor A.S.A.
1.75%, 01/22/26 (a)	300,000	308,958
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	150,000	152,795
1.90%, 08/16/22	150,000	153,696
2.73%, 03/01/23 (a)	350,000	365,634
1.57%, 04/15/23	600,000	615,612
2.02%, 08/16/24 (a)	250,000	261,937
2.71%, 03/06/25 (a)	300,000	319,764
2.99%, 03/19/25 (a)	700,000	755,517
3.04%, 03/01/26 (a)	500,000	543,600
2.28%, 08/16/26 (a)	150,000	157,935
3.29%, 03/19/27 (a)	150,000	166,710
2.44%, 08/16/29 (a)	200,000	208,880
3.48%, 03/19/30 (a)	600,000	668,178
2.61%, 10/15/30 (a)	200,000	209,274
3.00%, 08/16/39 (a)	150,000	151,242
4.23%, 03/19/40 (a)	450,000	519,237
3.57%, 03/06/45 (a)	230,000	243,135
4.11%, 03/01/46 (a)	550,000	624,893
3.10%, 08/16/49 (a)	300,000	291,819
4.33%, 03/19/50 (a)	500,000	590,270
3.45%, 04/15/51 (a)	700,000	720,993
Halliburton Co.
3.50%, 08/01/23 (a)	200,000	212,480
3.80%, 11/15/25 (a)	250,000	278,477
2.92%, 03/01/30 (a)	250,000	257,255
4.85%, 11/15/35 (a)	150,000	172,826
6.70%, 09/15/38	100,000	132,262
7.45%, 09/15/39	200,000	285,304
4.50%, 11/15/41 (a)	300,000	325,263
4.75%, 08/01/43 (a)	200,000	223,286
5.00%, 11/15/45 (a)	230,000	268,097
Helmerich & Payne, Inc.
4.65%, 03/15/25 (a)	180,000	199,258
Hess Corp.
4.30%, 04/01/27 (a)	250,000	277,867
7.88%, 10/01/29	100,000	133,943
7.30%, 08/15/31	100,000	130,570
6.00%, 01/15/40	100,000	124,224
5.60%, 02/15/41	100,000	118,840
5.80%, 04/01/47 (a)	450,000	558,562
HollyFrontier Corp.
2.63%, 10/01/23	200,000	205,960
5.88%, 04/01/26 (a)	150,000	170,853
4.50%, 10/01/30 (a)	200,000	211,048
Husky Energy, Inc.
4.00%, 04/15/24 (a)	200,000	214,470
4.40%, 04/15/29 (a)	200,000	220,836
Kinder Morgan Energy Partners LP
5.00%, 10/01/21 (a)	100,000	101,506
3.95%, 09/01/22 (a)	450,000	469,489
4.15%, 02/01/24 (a)	100,000	108,960
4.30%, 05/01/24 (a)	296,000	325,707
7.30%, 08/15/33	200,000	278,206
5.80%, 03/15/35	150,000	189,594
6.95%, 01/15/38	330,000	448,876
6.55%, 09/15/40	150,000	197,969
7.50%, 11/15/40	100,000	140,536
5.00%, 08/15/42 (a)	100,000	113,873
4.70%, 11/01/42 (a)	195,000	214,826
5.00%, 03/01/43 (a)	200,000	229,722
5.50%, 03/01/44 (a)	200,000	240,702
5.40%, 09/01/44 (a)	195,000	232,896

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	150,000	157,166
4.30%, 06/01/25 (a)	395,000	443,135
4.30%, 03/01/28 (a)	200,000	228,510
2.00%, 02/15/31 (a)	250,000	238,545
7.75%, 01/15/32	150,000	215,918
5.30%, 12/01/34 (a)	250,000	299,405
5.55%, 06/01/45 (a)	330,000	405,705
5.05%, 02/15/46 (a)	200,000	231,346
5.20%, 03/01/48 (a)	100,000	118,873
3.25%, 08/01/50 (a)	250,000	228,362
Magellan Midstream Partners LP
3.25%, 06/01/30 (a)	200,000	215,210
5.15%, 10/15/43 (a)	250,000	300,767
4.85%, 02/01/49 (a)	150,000	172,523
3.95%, 03/01/50 (a)	150,000	153,801
Marathon Oil Corp.
2.80%, 11/01/22 (a)	100,000	102,810
3.85%, 06/01/25 (a)	200,000	216,484
4.40%, 07/15/27 (a)	300,000	339,804
6.80%, 03/15/32	100,000	128,424
6.60%, 10/01/37	150,000	195,246
5.20%, 06/01/45 (a)	200,000	232,836
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	200,000	215,824
4.75%, 12/15/23 (a)	150,000	165,752
3.63%, 09/15/24 (a)	230,000	250,688
4.70%, 05/01/25 (a)	200,000	227,464
5.13%, 12/15/26 (a)	100,000	118,413
3.80%, 04/01/28 (a)	100,000	110,294
6.50%, 03/01/41 (a)	100,000	135,029
4.75%, 09/15/44 (a)	150,000	170,196
4.50%, 04/01/48 (a)	150,000	163,970
5.00%, 09/15/54 (a)	250,000	283,202
MPLX LP
3.50%, 12/01/22 (a)	150,000	157,287
4.50%, 07/15/23 (a)	200,000	215,984
4.88%, 12/01/24 (a)	300,000	339,159
4.00%, 02/15/25 (a)	100,000	109,851
4.88%, 06/01/25 (a)	300,000	340,317
1.75%, 03/01/26 (a)	250,000	252,090
4.13%, 03/01/27 (a)	200,000	224,280
4.25%, 12/01/27 (a)	350,000	397,523
4.00%, 03/15/28 (a)	150,000	167,676
4.80%, 02/15/29 (a)	150,000	174,813
2.65%, 08/15/30 (a)	250,000	249,385
4.50%, 04/15/38 (a)	350,000	386,267
5.20%, 03/01/47 (a)	250,000	291,205
5.20%, 12/01/47 (a)	100,000	114,194
4.70%, 04/15/48 (a)	300,000	330,153
5.50%, 02/15/49 (a)	250,000	304,630
4.90%, 04/15/58 (a)	100,000	109,914
National Fuel Gas Co.
5.20%, 07/15/25 (a)	100,000	113,386
5.50%, 01/15/26 (a)	100,000	115,646
3.95%, 09/15/27 (a)	100,000	107,665
4.75%, 09/01/28 (a)	100,000	112,973
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	200,000	224,900
NOV, Inc.
3.60%, 12/01/29 (a)	100,000	104,400
3.95%, 12/01/42 (a)	150,000	146,916
ONEOK Partners LP
3.38%, 10/01/22 (a)	100,000	103,596
5.00%, 09/15/23 (a)	150,000	164,031
4.90%, 03/15/25 (a)	150,000	168,216
Security Rate, Maturity Date	Face Amount ($)	Value ($)
6.65%, 10/01/36	250,000	316,905
6.13%, 02/01/41 (a)	150,000	180,342
ONEOK, Inc.
4.25%, 02/01/22 (a)	150,000	153,711
7.50%, 09/01/23 (a)	150,000	172,086
2.75%, 09/01/24 (a)	150,000	157,974
2.20%, 09/15/25 (a)	50,000	51,446
5.85%, 01/15/26 (a)	155,000	183,667
4.55%, 07/15/28 (a)	150,000	168,693
3.40%, 09/01/29 (a)	150,000	156,930
3.10%, 03/15/30 (a)	200,000	205,014
6.35%, 01/15/31 (a)	220,000	278,685
5.20%, 07/15/48 (a)	250,000	279,252
4.45%, 09/01/49 (a)	150,000	150,731
4.50%, 03/15/50 (a)	200,000	202,940
7.15%, 01/15/51 (a)	200,000	271,294
Phillips 66
4.30%, 04/01/22	300,000	312,663
3.85%, 04/09/25 (a)	500,000	551,880
1.30%, 02/15/26 (a)	150,000	149,984
3.90%, 03/15/28 (a)	150,000	169,421
2.15%, 12/15/30 (a)	250,000	243,950
4.65%, 11/15/34 (a)	150,000	177,248
5.88%, 05/01/42	100,000	135,348
4.88%, 11/15/44 (a)	350,000	428,403
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	150,000	157,289
3.61%, 02/15/25 (a)	230,000	247,919
3.55%, 10/01/26 (a)	150,000	162,122
3.75%, 03/01/28 (a)	100,000	107,465
3.15%, 12/15/29 (a)	100,000	101,751
4.68%, 02/15/45 (a)	100,000	107,872
4.90%, 10/01/46 (a)	100,000	110,656
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	200,000	200,144
1.13%, 01/15/26 (a)	200,000	198,190
4.45%, 01/15/26 (a)	250,000	284,652
1.90%, 08/15/30 (a)	200,000	192,300
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	150,000	154,010
2.85%, 01/31/23 (a)	250,000	258,207
4.50%, 12/15/26 (a)	230,000	255,061
3.55%, 12/15/29 (a)	150,000	154,007
3.80%, 09/15/30 (a)	250,000	258,897
6.65%, 01/15/37	250,000	298,602
5.15%, 06/01/42 (a)	100,000	101,237
4.30%, 01/31/43 (a)	100,000	94,144
4.70%, 06/15/44 (a)	100,000	95,820
4.90%, 02/15/45 (a)	100,000	100,419
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	200,000	208,838
5.63%, 04/15/23 (a)	300,000	326,943
5.75%, 05/15/24 (a)	380,000	432,227
5.63%, 03/01/25 (a)	550,000	633,996
5.88%, 06/30/26 (a)	200,000	238,736
5.00%, 03/15/27 (a)	400,000	465,644
4.20%, 03/15/28 (a)	350,000	392,854
4.50%, 05/15/30 (a)	375,000	429,703
Schlumberger Finance Canada Ltd
1.40%, 09/17/25 (a)	250,000	252,462
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	200,000	215,894
2.65%, 06/26/30 (a)	450,000	466,488
Shell International Finance BV
1.75%, 09/12/21	250,000	252,085
2.38%, 08/21/22	150,000	154,632

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 08/12/23	150,000	161,196
3.50%, 11/13/23 (a)	250,000	270,522
2.00%, 11/07/24 (a)	200,000	209,256
2.38%, 04/06/25 (a)	300,000	316,860
3.25%, 05/11/25	430,000	468,997
2.88%, 05/10/26	400,000	433,344
2.50%, 09/12/26	250,000	266,587
3.88%, 11/13/28 (a)	450,000	515,020
2.38%, 11/07/29 (a)	400,000	412,008
2.75%, 04/06/30 (a)	500,000	528,715
4.13%, 05/11/35	400,000	469,620
6.38%, 12/15/38	500,000	729,580
5.50%, 03/25/40	250,000	342,422
3.63%, 08/21/42	230,000	250,217
4.55%, 08/12/43	150,000	182,589
4.38%, 05/11/45	430,000	515,329
4.00%, 05/10/46	430,000	489,598
3.75%, 09/12/46	200,000	220,104
3.13%, 11/07/49 (a)	300,000	299,001
3.25%, 04/06/50 (a)	500,000	507,875
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	300,000	332,817
3.50%, 03/15/25 (a)	200,000	216,750
4.50%, 03/15/45 (a)	150,000	167,312
Suncor Energy, Inc.
2.80%, 05/15/23	300,000	315,042
3.60%, 12/01/24 (a)	200,000	219,008
3.10%, 05/15/25 (a)	100,000	107,486
5.35%, 07/15/33	100,000	120,658
6.80%, 05/15/38	100,000	139,474
6.50%, 06/15/38	500,000	682,130
6.85%, 06/01/39	200,000	280,120
4.00%, 11/15/47 (a)	100,000	107,727
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	150,000	156,266
4.25%, 04/01/24 (a)	350,000	379,190
3.90%, 07/15/26 (a)	100,000	108,902
4.00%, 10/01/27 (a)	200,000	218,406
6.10%, 02/15/42	100,000	114,541
5.30%, 04/01/44 (a)	200,000	216,998
5.35%, 05/15/45 (a)	100,000	108,293
5.40%, 10/01/47 (a)	350,000	384,111
TC PipeLines LP
4.38%, 03/13/25 (a)	150,000	167,204
Tennessee Gas Pipeline Co., LLC
7.00%, 10/15/28	200,000	259,738
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	295,000	303,062
3.70%, 01/15/23 (a)	150,000	157,655
4.50%, 11/15/23 (a)	150,000	164,156
4.30%, 03/04/24 (a)	850,000	930,325
4.55%, 06/24/24 (a)	100,000	111,118
3.90%, 01/15/25 (a)	100,000	109,185
3.75%, 06/15/27 (a)	200,000	222,414
7.50%, 01/15/31	150,000	204,176
8.75%, 03/15/32	250,000	375,745
6.30%, 04/15/40	300,000	393,063
5.80%, 11/15/43 (a)	222,000	278,426
5.40%, 03/04/44 (a)	100,000	120,295
5.75%, 06/24/44 (a)	100,000	125,631
4.90%, 01/15/45 (a)	200,000	228,734
Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.10%, 09/15/45 (a)	100,000	118,688
4.85%, 03/01/48 (a)	150,000	174,357
Total Capital Canada Ltd.
2.75%, 07/15/23	150,000	158,510
Total Capital International S.A.
2.75%, 06/19/21	250,000	251,900
2.88%, 02/17/22	250,000	256,475
3.70%, 01/15/24	200,000	218,350
3.75%, 04/10/24	400,000	439,828
2.43%, 01/10/25 (a)	150,000	158,280
3.46%, 02/19/29 (a)	300,000	334,932
2.83%, 01/10/30 (a)	200,000	213,446
2.99%, 06/29/41 (a)	200,000	202,498
3.46%, 07/12/49 (a)	200,000	208,500
3.13%, 05/29/50 (a)	450,000	441,067
3.39%, 06/29/60 (a)	200,000	202,848
Total Capital S.A.
4.25%, 12/15/21	200,000	206,332
3.88%, 10/11/28	150,000	172,970
TransCanada PipeLines Ltd.
2.50%, 08/01/22	250,000	257,517
3.75%, 10/16/23 (a)	100,000	107,625
4.88%, 01/15/26 (a)	200,000	231,954
4.25%, 05/15/28 (a)	450,000	517,891
4.10%, 04/15/30 (a)	200,000	228,234
4.63%, 03/01/34 (a)	350,000	407,897
5.60%, 03/31/34	100,000	125,772
5.85%, 03/15/36	100,000	131,500
6.20%, 10/15/37	300,000	401,121
4.75%, 05/15/38 (a)	100,000	117,420
6.10%, 06/01/40	150,000	199,097
5.00%, 10/16/43 (a)	200,000	239,234
4.88%, 05/15/48 (a)	250,000	300,177
5.10%, 03/15/49 (a)	250,000	311,350
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (a)	200,000	215,240
5.40%, 08/15/41 (a)	100,000	123,158
4.60%, 03/15/48 (a)	100,000	115,900
3.95%, 05/15/50 (a)	100,000	107,459
Valero Energy Corp.
1.20%, 03/15/24	200,000	201,738
2.85%, 04/15/25 (a)	550,000	580,734
3.40%, 09/15/26 (a)	400,000	430,028
2.15%, 09/15/27 (a)	250,000	250,670
4.00%, 04/01/29 (a)	150,000	165,714
7.50%, 04/15/32	150,000	208,232
6.63%, 06/15/37	200,000	265,454
4.90%, 03/15/45	230,000	265,298
Valero Energy Partners LP
4.50%, 03/15/28 (a)	150,000	169,677
WPX Energy, Inc.
5.25%, 10/15/27 (a)	200,000	214,278
5.88%, 06/15/28 (a)	200,000	218,862
4.50%, 01/15/30 (a)	200,000	213,498
		112,278,576
Industrial Other 0.1%
Brown University in Providence in the State of Rhode Island and Providence Plant
2.92%, 09/01/50 (a)	100,000	106,142
California Institute of Technology
3.65%, 09/01/19 (a)	200,000	214,202
CBRE Services, Inc.
4.88%, 03/01/26 (a)	100,000	116,524

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cintas Corp. No. 2
3.25%, 06/01/22 (a)	100,000	102,833
3.70%, 04/01/27 (a)	300,000	338,946
Duke University
2.68%, 10/01/44	100,000	101,257
2.83%, 10/01/55	100,000	102,400
Emory University
2.97%, 09/01/50 (a)	250,000	261,842
Johns Hopkins University
4.08%, 07/01/53	100,000	125,444
Massachusetts Institute of Technology
2.99%, 07/01/50 (a)	100,000	107,794
2.29%, 07/01/51 (a)	100,000	93,297
5.60%, 07/01/11	150,000	242,763
4.68%, 07/01/14	100,000	138,185
Northeastern University
2.89%, 10/01/50	150,000	149,379
Northwestern University
4.64%, 12/01/44	100,000	131,191
2.64%, 12/01/50 (a)	100,000	98,084
President & Fellows of Harvard College
3.15%, 07/15/46 (a)	100,000	109,532
2.52%, 10/15/50 (a)	100,000	99,332
3.30%, 07/15/56 (a)	100,000	113,540
Princeton University
5.70%, 03/01/39	200,000	292,072
Quanta Services, Inc.
2.90%, 10/01/30 (a)	250,000	260,697
Steelcase, Inc.
5.13%, 01/18/29 (a)	100,000	118,881
The American University
3.67%, 04/01/49	100,000	113,429
The George Washington University
4.30%, 09/15/44	100,000	121,630
4.87%, 09/15/45	50,000	66,547
4.13%, 09/15/48 (a)	150,000	179,968
The Georgetown University
4.32%, 04/01/49 (a)	50,000	61,201
2.94%, 04/01/50	100,000	97,744
5.22%, 10/01/18 (a)	50,000	67,226
The Leland Stanford Junior University
1.29%, 06/01/27 (a)	200,000	202,948
3.65%, 05/01/48 (a)	100,000	120,020
The Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	150,000	145,173
4.67%, 09/01/12	50,000	66,827
The Trustees of the University of Princeton
2.52%, 07/01/50 (a)	100,000	96,631
The University of Chicago
2.55%, 04/01/50 (a)	100,000	94,773
Trustees of Boston College
3.13%, 07/01/52	150,000	157,179
University of Notre Dame du Lac
3.39%, 02/15/48 (a)	100,000	115,046
University of Southern California
3.03%, 10/01/39	350,000	369,922
3.84%, 10/01/47 (a)	150,000	180,621
3.23%, 10/01/20 (a)	100,000	95,249
William Marsh Rice University
3.57%, 05/15/45	200,000	233,350
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Yale University
0.87%, 04/15/25 (a)	100,000	100,793
1.48%, 04/15/30 (a)	200,000	196,948
2.40%, 04/15/50 (a)	100,000	95,786
		6,403,348
Technology 2.5%
Adobe, Inc.
1.70%, 02/01/23	150,000	154,122
3.25%, 02/01/25 (a)	150,000	163,311
2.15%, 02/01/27 (a)	200,000	210,164
2.30%, 02/01/30 (a)	200,000	206,878
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	150,000	160,715
Alphabet, Inc.
3.38%, 02/25/24	345,000	375,498
0.45%, 08/15/25 (a)	150,000	147,966
2.00%, 08/15/26 (a)	200,000	210,564
0.80%, 08/15/27 (a)	250,000	243,243
1.10%, 08/15/30 (a)	250,000	236,695
1.90%, 08/15/40 (a)	500,000	450,670
2.05%, 08/15/50 (a)	500,000	432,005
2.25%, 08/15/60 (a)	500,000	425,150
Amdocs Ltd.
2.54%, 06/15/30 (a)	250,000	252,895
Analog Devices, Inc.
3.13%, 12/05/23 (a)	150,000	160,389
2.95%, 04/01/25 (a)	150,000	161,537
3.90%, 12/15/25 (a)	150,000	168,434
3.50%, 12/05/26 (a)	100,000	111,511
5.30%, 12/15/45 (a)	100,000	129,403
Apple Inc.
2.15%, 02/09/22	250,000	254,645
2.50%, 02/09/22 (a)	200,000	204,010
2.30%, 05/11/22 (a)	150,000	153,453
2.70%, 05/13/22	450,000	463,288
1.70%, 09/11/22	200,000	204,512
2.10%, 09/12/22 (a)	200,000	205,354
2.40%, 01/13/23 (a)	250,000	259,648
2.85%, 02/23/23 (a)	150,000	157,001
2.40%, 05/03/23	1,080,000	1,129,259
0.75%, 05/11/23	350,000	353,619
3.00%, 02/09/24 (a)	250,000	267,900
3.45%, 05/06/24	400,000	437,836
2.85%, 05/11/24 (a)	300,000	321,390
1.80%, 09/11/24 (a)	100,000	104,477
2.75%, 01/13/25 (a)	200,000	214,244
2.50%, 02/09/25	539,000	573,329
1.13%, 05/11/25 (a)	400,000	404,888
3.20%, 05/13/25	450,000	492,633
0.55%, 08/20/25 (a)	350,000	345,929
0.70%, 02/08/26 (a)	350,000	346,195
3.25%, 02/23/26 (a)	680,000	748,673
2.45%, 08/04/26 (a)	350,000	373,128
2.05%, 09/11/26 (a)	450,000	471,285
3.35%, 02/09/27 (a)	300,000	334,038
3.20%, 05/11/27 (a)	350,000	387,537
3.00%, 06/20/27 (a)	300,000	330,834
2.90%, 09/12/27 (a)	500,000	545,710
3.00%, 11/13/27 (a)	350,000	385,350
1.20%, 02/08/28 (a)	500,000	490,230
2.20%, 09/11/29 (a)	200,000	206,538
1.65%, 05/11/30 (a)	400,000	392,544
1.25%, 08/20/30 (a)	500,000	474,755
1.65%, 02/08/31 (a)	500,000	488,785
4.50%, 02/23/36 (a)	200,000	252,718

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 02/08/41 (a)	500,000	475,205
3.85%, 05/04/43	480,000	562,406
4.45%, 05/06/44	150,000	190,118
3.45%, 02/09/45	400,000	439,216
4.38%, 05/13/45	300,000	374,067
4.65%, 02/23/46 (a)	850,000	1,092,836
3.85%, 08/04/46 (a)	400,000	461,580
4.25%, 02/09/47 (a)	195,000	238,978
3.75%, 09/12/47 (a)	250,000	285,255
3.75%, 11/13/47 (a)	350,000	399,297
2.95%, 09/11/49 (a)	500,000	499,130
2.65%, 05/11/50 (a)	400,000	377,328
2.40%, 08/20/50 (a)	500,000	451,935
2.65%, 02/08/51 (a)	500,000	469,820
2.55%, 08/20/60 (a)	500,000	444,240
2.80%, 02/08/61 (a)	250,000	233,780
Applied Materials, Inc.
3.90%, 10/01/25 (a)	250,000	281,017
3.30%, 04/01/27 (a)	150,000	166,913
1.75%, 06/01/30 (a)	250,000	246,678
5.10%, 10/01/35 (a)	150,000	198,903
4.35%, 04/01/47 (a)	150,000	188,849
2.75%, 06/01/50 (a)	200,000	195,376
Arrow Electronics, Inc.
4.50%, 03/01/23 (a)	100,000	106,787
3.25%, 09/08/24 (a)	250,000	268,947
Autodesk, Inc.
4.38%, 06/15/25 (a)	200,000	225,698
2.85%, 01/15/30 (a)	100,000	105,981
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	200,000	222,190
1.25%, 09/01/30 (a)	300,000	284,814
Avnet, Inc.
4.88%, 12/01/22	100,000	106,900
4.63%, 04/15/26 (a)	200,000	223,818
Baidu, Inc.
3.50%, 11/28/22	200,000	208,858
3.88%, 09/29/23 (a)	200,000	214,548
4.13%, 06/30/25	500,000	553,550
1.72%, 04/09/26 (a)	200,000	200,814
4.88%, 11/14/28 (a)	200,000	235,820
2.38%, 10/09/30 (a)	200,000	199,108
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	300,000	323,175
3.13%, 01/15/25 (a)	300,000	320,841
3.88%, 01/15/27 (a)	1,000,000	1,097,300
3.50%, 01/15/28 (a)	250,000	268,960
Broadcom, Inc.
3.63%, 10/15/24 (a)	200,000	218,166
4.70%, 04/15/25 (a)	450,000	508,621
3.15%, 11/15/25 (a)	400,000	430,600
4.25%, 04/15/26 (a)	600,000	672,732
3.46%, 09/15/26 (a)	356,000	386,623
1.95%, 02/15/28 (a)(c)	250,000	246,533
4.11%, 09/15/28 (a)	413,000	458,356
4.75%, 04/15/29 (a)	700,000	802,599
5.00%, 04/15/30 (a)	400,000	466,328
4.15%, 11/15/30 (a)	450,000	497,475
2.45%, 02/15/31 (a)(c)	450,000	437,841
4.30%, 11/15/32 (a)	350,000	394,271
2.60%, 02/15/33 (a)(c)	400,000	384,872
3.50%, 02/15/41 (a)(c)	650,000	645,866
3.75%, 02/15/51 (a)(c)	450,000	444,645
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26 (a)	100,000	110,215
2.90%, 12/01/29 (a)	150,000	158,231
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Cisco Systems, Inc.
3.00%, 06/15/22	200,000	207,088
2.20%, 09/20/23 (a)	150,000	157,119
3.50%, 06/15/25	512,000	569,830
2.95%, 02/28/26	200,000	218,350
2.50%, 09/20/26 (a)	100,000	107,449
5.90%, 02/15/39	100,000	145,815
5.50%, 01/15/40	650,000	918,203
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	250,000	249,158
4.50%, 12/01/27 (a)	100,000	116,051
3.30%, 03/01/30 (a)	125,000	132,086
Corning, Inc.
2.90%, 05/15/22 (a)	200,000	204,982
4.75%, 03/15/42	100,000	121,046
5.35%, 11/15/48 (a)	200,000	262,716
3.90%, 11/15/49 (a)	100,000	112,652
4.38%, 11/15/57 (a)	100,000	114,537
5.85%, 11/15/68 (a)	100,000	138,831
5.45%, 11/15/79 (a)	190,000	244,692
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(c)	850,000	932,603
4.00%, 07/15/24 (a)(c)	150,000	164,304
5.85%, 07/15/25 (a)(c)	200,000	235,594
6.02%, 06/15/26 (a)(c)	980,000	1,171,992
4.90%, 10/01/26 (a)(c)	350,000	404,715
6.10%, 07/15/27 (a)(c)	100,000	122,613
5.30%, 10/01/29 (a)(c)	300,000	354,960
6.20%, 07/15/30 (a)(c)	200,000	254,162
8.10%, 07/15/36 (a)(c)	250,000	368,552
8.35%, 07/15/46 (a)(c)	570,000	874,163
DXC Technology Co.
4.25%, 04/15/24 (a)	100,000	108,869
4.13%, 04/15/25 (a)	200,000	218,772
4.75%, 04/15/27 (a)	100,000	113,779
Equifax, Inc.
2.60%, 12/01/24 (a)	300,000	319,320
2.60%, 12/15/25 (a)	200,000	212,332
3.10%, 05/15/30 (a)	200,000	213,892
Equinix, Inc.
2.63%, 11/18/24 (a)	150,000	159,138
1.25%, 07/15/25 (a)	250,000	250,238
1.00%, 09/15/25 (a)	200,000	197,828
2.90%, 11/18/26 (a)	100,000	107,481
5.38%, 05/15/27 (a)	150,000	162,081
1.55%, 03/15/28 (a)	250,000	245,545
3.20%, 11/18/29 (a)	200,000	212,996
3.00%, 07/15/50 (a)	250,000	231,465
2.95%, 09/15/51 (a)	250,000	228,018
Fidelity National Information Services, Inc.
0.38%, 03/01/23 (d)	200,000	199,954
3.50%, 04/15/23 (a)	150,000	158,537
1.15%, 03/01/26 (a)	250,000	248,978
3.00%, 08/15/26 (a)	200,000	219,488
1.65%, 03/01/28 (a)	200,000	198,338
4.25%, 05/15/28 (a)	250,000	288,330
3.75%, 05/21/29 (a)	250,000	281,947
2.25%, 03/01/31 (a)(d)	200,000	199,124
3.10%, 03/01/41 (a)	200,000	203,052
Fiserv, Inc.
4.75%, 06/15/21	150,000	151,907
3.80%, 10/01/23 (a)	150,000	162,308
2.75%, 07/01/24 (a)	450,000	478,732
3.85%, 06/01/25 (a)	100,000	110,677
3.20%, 07/01/26 (a)	450,000	490,500
2.25%, 06/01/27 (a)	250,000	260,165

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.20%, 10/01/28 (a)	150,000	172,292
3.50%, 07/01/29 (a)	500,000	551,015
2.65%, 06/01/30 (a)	250,000	258,950
4.40%, 07/01/49 (a)	475,000	568,380
Flex Ltd.
4.75%, 06/15/25 (a)	200,000	225,396
3.75%, 02/01/26 (a)	400,000	436,688
4.88%, 06/15/29 (a)	100,000	115,721
4.88%, 05/12/30 (a)	200,000	233,470
FLIR Systems, Inc.
2.50%, 08/01/30 (a)	250,000	257,968
Fortinet, Inc.
1.00%, 03/15/26 (a)(d)	150,000	148,640
Genpact Luxembourg Sarl
3.70%, 04/01/22 (a)(g)(h)	100,000	103,231
Global Payments, Inc.
3.75%, 06/01/23 (a)	200,000	212,928
4.00%, 06/01/23 (a)	100,000	107,431
2.65%, 02/15/25 (a)	250,000	264,550
1.20%, 03/01/26 (a)	200,000	198,564
4.45%, 06/01/28 (a)	100,000	116,798
3.20%, 08/15/29 (a)	200,000	213,986
2.90%, 05/15/30 (a)	225,000	235,312
4.15%, 08/15/49 (a)	200,000	223,702
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	250,000	264,157
2.25%, 04/01/23 (a)	150,000	155,097
1.45%, 04/01/24 (a)	500,000	511,495
4.65%, 10/01/24 (a)	300,000	337,911
4.90%, 10/15/25 (a)	350,000	402,580
1.75%, 04/01/26 (a)	400,000	407,328
6.20%, 10/15/35 (a)	150,000	197,279
6.35%, 10/15/45 (a)	262,000	344,158
HP, Inc.
4.05%, 09/15/22	150,000	158,369
2.20%, 06/17/25 (a)	150,000	156,666
3.00%, 06/17/27 (a)	300,000	325,110
3.40%, 06/17/30 (a)	200,000	216,170
6.00%, 09/15/41	250,000	321,362
IBM Credit LLC
3.00%, 02/06/23	100,000	105,073
Intel Corp.
3.30%, 10/01/21	263,000	267,618
2.35%, 05/11/22 (a)	150,000	153,483
3.10%, 07/29/22	200,000	207,956
2.70%, 12/15/22	350,000	365,239
2.88%, 05/11/24 (a)	300,000	321,651
3.40%, 03/25/25 (a)	350,000	383,400
3.70%, 07/29/25 (a)	450,000	500,382
2.60%, 05/19/26 (a)	150,000	160,851
3.75%, 03/25/27 (a)	250,000	283,885
2.45%, 11/15/29 (a)	450,000	472,797
3.90%, 03/25/30 (a)	300,000	348,924
4.00%, 12/15/32	150,000	178,202
4.60%, 03/25/40 (a)	350,000	441,210
4.80%, 10/01/41	295,000	381,810
4.25%, 12/15/42	100,000	120,512
4.10%, 05/19/46 (a)	550,000	650,655
4.10%, 05/11/47 (a)	100,000	118,181
3.73%, 12/08/47 (a)	350,000	391,961
3.25%, 11/15/49 (a)	300,000	312,105
4.75%, 03/25/50 (a)	400,000	519,680
3.10%, 02/15/60 (a)	160,000	159,477
4.95%, 03/25/60 (a)	300,000	413,166
Security Rate, Maturity Date	Face Amount ($)	Value ($)
International Business Machines Corp.
2.50%, 01/27/22	150,000	153,107
2.85%, 05/13/22	550,000	567,248
1.88%, 08/01/22	200,000	204,538
2.88%, 11/09/22	400,000	417,584
3.38%, 08/01/23	350,000	375,994
3.63%, 02/12/24	400,000	436,904
3.00%, 05/15/24	650,000	699,543
3.45%, 02/19/26	300,000	332,394
3.30%, 05/15/26	550,000	606,738
3.30%, 01/27/27	250,000	276,390
1.70%, 05/15/27 (a)	300,000	303,816
6.22%, 08/01/27	230,000	298,050
3.50%, 05/15/29	550,000	610,362
1.95%, 05/15/30 (a)	200,000	198,188
4.15%, 05/15/39	450,000	531,148
5.60%, 11/30/39	150,000	206,579
2.85%, 05/15/40 (a)	400,000	402,120
4.70%, 02/19/46	150,000	192,135
4.25%, 05/15/49	650,000	772,063
2.95%, 05/15/50 (a)	200,000	194,394
Intuit, Inc.
0.65%, 07/15/23	250,000	251,868
0.95%, 07/15/25 (a)	200,000	200,818
1.35%, 07/15/27 (a)	250,000	249,940
Jabil, Inc.
4.70%, 09/15/22	200,000	212,428
3.60%, 01/15/30 (a)	100,000	107,516
3.00%, 01/15/31 (a)	200,000	204,600
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	250,000	250,000
3.75%, 08/15/29 (a)	150,000	165,597
5.95%, 03/15/41	100,000	126,155
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	150,000	175,893
3.00%, 10/30/29 (a)	100,000	106,952
KLA Corp.
4.65%, 11/01/24 (a)	230,000	259,403
4.10%, 03/15/29 (a)	100,000	115,739
5.00%, 03/15/49 (a)	100,000	130,745
3.30%, 03/01/50 (a)	200,000	202,094
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	100,517
3.80%, 03/15/25 (a)	230,000	254,122
4.00%, 03/15/29 (a)	150,000	173,805
1.90%, 06/15/30 (a)	200,000	200,176
4.88%, 03/15/49 (a)	100,000	135,113
2.88%, 06/15/50 (a)	200,000	197,272
Leidos, Inc.
3.63%, 05/15/25 (a)(c)	150,000	164,784
4.38%, 05/15/30 (a)(c)	150,000	171,480
2.30%, 02/15/31 (a)(c)	250,000	245,060
Marvell Technology Group Ltd.
4.88%, 06/22/28 (a)	100,000	117,536
Mastercard, Inc.
2.00%, 11/21/21 (a)	250,000	253,198
2.00%, 03/03/25 (a)	150,000	156,936
2.95%, 11/21/26 (a)	250,000	273,695
3.30%, 03/26/27 (a)	150,000	167,093
3.50%, 02/26/28 (a)	100,000	112,684
2.95%, 06/01/29 (a)	150,000	163,632
3.35%, 03/26/30 (a)	200,000	224,690
3.80%, 11/21/46 (a)	200,000	232,612
3.95%, 02/26/48 (a)	150,000	177,885
3.65%, 06/01/49 (a)	250,000	284,332
3.85%, 03/26/50 (a)	200,000	235,074

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Maxim Integrated Products, Inc.
3.45%, 06/15/27 (a)	100,000	111,576
Microchip Technology, Inc.
4.33%, 06/01/23 (a)	200,000	216,036
Micron Technology, Inc.
2.50%, 04/24/23	200,000	208,398
4.98%, 02/06/26 (a)	250,000	290,052
4.19%, 02/15/27 (a)	150,000	171,072
5.33%, 02/06/29 (a)	200,000	241,572
4.66%, 02/15/30 (a)	150,000	175,926
Microsoft Corp.
2.40%, 02/06/22 (a)	250,000	254,755
2.65%, 11/03/22 (a)	150,000	155,474
2.38%, 05/01/23 (a)	300,000	312,402
2.00%, 08/08/23 (a)	400,000	416,132
3.63%, 12/15/23 (a)	350,000	379,869
2.88%, 02/06/24 (a)	450,000	481,414
2.70%, 02/12/25 (a)	450,000	481,567
3.13%, 11/03/25 (a)	530,000	582,857
2.40%, 08/08/26 (a)	800,000	856,288
3.30%, 02/06/27 (a)	750,000	837,375
3.50%, 02/12/35 (a)	250,000	292,927
4.20%, 11/03/35 (a)	250,000	312,617
3.45%, 08/08/36 (a)	350,000	405,324
4.10%, 02/06/37 (a)	450,000	558,751
4.50%, 10/01/40	550,000	726,643
3.50%, 11/15/42	100,000	115,375
3.75%, 02/12/45 (a)	350,000	414,813
4.45%, 11/03/45 (a)	250,000	328,922
3.70%, 08/08/46 (a)	1,024,000	1,209,989
4.25%, 02/06/47 (a)	450,000	576,400
2.53%, 06/01/50 (a)	1,050,000	990,601
4.00%, 02/12/55 (a)	100,000	124,798
3.95%, 08/08/56 (a)	450,000	560,371
4.50%, 02/06/57 (a)	300,000	410,655
2.68%, 06/01/60 (a)	529,000	498,096
Motorola Solutions, Inc.
3.50%, 03/01/23	180,000	189,443
4.00%, 09/01/24	200,000	221,526
4.60%, 02/23/28 (a)	150,000	175,046
4.60%, 05/23/29 (a)	150,000	174,977
2.30%, 11/15/30 (a)	250,000	245,865
5.50%, 09/01/44	100,000	123,443
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	257,768
2.38%, 06/22/27 (a)	150,000	156,626
NVIDIA Corp.
3.20%, 09/16/26 (a)	100,000	110,361
2.85%, 04/01/30 (a)	250,000	269,025
3.50%, 04/01/40 (a)	250,000	276,860
3.50%, 04/01/50 (a)	450,000	489,582
3.70%, 04/01/60 (a)	100,000	112,147
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(c)	200,000	223,220
5.35%, 03/01/26 (a)(c)	250,000	294,180
5.55%, 12/01/28 (a)(c)	200,000	244,746
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(c)	175,000	185,052
4.30%, 06/18/29 (a)(c)	150,000	172,217
3.40%, 05/01/30 (a)(c)	200,000	217,852
Oracle Corp.
2.50%, 05/15/22 (a)	350,000	358,155
2.50%, 10/15/22	450,000	466,461
2.63%, 02/15/23 (a)	400,000	417,804
3.63%, 07/15/23	212,000	228,449
2.40%, 09/15/23 (a)	500,000	524,395
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 07/08/24 (a)	250,000	271,580
2.95%, 11/15/24 (a)	450,000	485,914
2.50%, 04/01/25 (a)	600,000	635,796
2.95%, 05/15/25 (a)	601,000	647,559
2.65%, 07/15/26 (a)	600,000	642,732
2.80%, 04/01/27 (a)	400,000	430,528
3.25%, 11/15/27 (a)	400,000	442,276
2.95%, 04/01/30 (a)	700,000	749,749
3.25%, 05/15/30 (a)	200,000	219,328
4.30%, 07/08/34 (a)	300,000	358,254
3.90%, 05/15/35 (a)	250,000	289,210
3.85%, 07/15/36 (a)	150,000	171,731
3.80%, 11/15/37 (a)	400,000	450,740
6.50%, 04/15/38	200,000	296,402
6.13%, 07/08/39	250,000	357,975
3.60%, 04/01/40 (a)	800,000	866,160
5.38%, 07/15/40	600,000	792,108
4.50%, 07/08/44 (a)	230,000	276,692
4.13%, 05/15/45 (a)	450,000	515,128
4.00%, 07/15/46 (a)	470,000	521,465
4.00%, 11/15/47 (a)	500,000	557,900
3.60%, 04/01/50 (a)	850,000	892,372
4.38%, 05/15/55 (a)	350,000	417,333
3.85%, 04/01/60 (a)	650,000	704,184
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	154,337
1.35%, 06/01/23	200,000	204,132
2.40%, 10/01/24 (a)	150,000	159,084
1.65%, 06/01/25 (a)	250,000	256,893
2.65%, 10/01/26 (a)	250,000	268,845
2.85%, 10/01/29 (a)	300,000	321,429
2.30%, 06/01/30 (a)	200,000	205,138
3.25%, 06/01/50 (a)	250,000	263,927
QUALCOMM, Inc.
3.00%, 05/20/22	150,000	155,003
2.60%, 01/30/23 (a)	150,000	156,269
2.90%, 05/20/24 (a)	150,000	160,691
3.45%, 05/20/25 (a)	350,000	384,737
3.25%, 05/20/27 (a)	350,000	388,132
1.30%, 05/20/28 (a)	367,000	358,317
2.15%, 05/20/30 (a)	200,000	203,172
1.65%, 05/20/32 (a)	283,000	270,551
4.65%, 05/20/35 (a)	300,000	378,468
4.80%, 05/20/45 (a)	350,000	451,612
4.30%, 05/20/47 (a)	200,000	246,644
3.25%, 05/20/50 (a)	225,000	236,198
salesforce.com, Inc.
3.25%, 04/11/23 (a)	250,000	264,877
3.70%, 04/11/28 (a)	300,000	342,015
ServiceNow, Inc.
1.40%, 09/01/30 (a)	500,000	465,910
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	200,000	207,508
Tencent Music Entertainment Group
1.38%, 09/03/25 (a)	200,000	198,018
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	151,000	153,797
1.38%, 03/12/25 (a)	150,000	153,713
2.90%, 11/03/27 (a)	75,000	82,280
2.25%, 09/04/29 (a)	100,000	103,231
1.75%, 05/04/30 (a)	200,000	197,820
3.88%, 03/15/39 (a)	150,000	176,775
4.15%, 05/15/48 (a)	350,000	428,792
The Western Union Co.
4.25%, 06/09/23 (a)	100,000	107,802
2.85%, 01/10/25 (a)	100,000	105,844

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.35%, 03/15/26 (a)(d)	200,000	198,566
6.20%, 11/17/36	100,000	126,535
Trimble, Inc.
4.15%, 06/15/23 (a)	150,000	161,334
4.90%, 06/15/28 (a)	100,000	118,129
Tyco Electronics Group S.A.
3.50%, 02/03/22 (a)	100,000	102,146
3.45%, 08/01/24 (a)	100,000	108,674
3.70%, 02/15/26 (a)	100,000	110,975
3.13%, 08/15/27 (a)	100,000	110,875
Verisk Analytics, Inc.
4.00%, 06/15/25 (a)	150,000	167,087
4.13%, 03/15/29 (a)	150,000	170,739
5.50%, 06/15/45 (a)	50,000	65,730
3.63%, 05/15/50 (a)	100,000	103,520
Visa, Inc.
2.15%, 09/15/22 (a)	200,000	205,610
2.80%, 12/14/22 (a)	400,000	416,668
3.15%, 12/14/25 (a)	800,000	880,328
1.90%, 04/15/27 (a)	300,000	311,451
0.75%, 08/15/27 (a)	350,000	341,204
2.05%, 04/15/30 (a)	300,000	307,023
1.10%, 02/15/31 (a)	350,000	328,300
4.15%, 12/14/35 (a)	330,000	405,200
2.70%, 04/15/40 (a)	250,000	254,955
4.30%, 12/14/45 (a)	745,000	938,976
3.65%, 09/15/47 (a)	100,000	114,584
2.00%, 08/15/50 (a)	250,000	213,405
VMware, Inc.
2.95%, 08/21/22 (a)	300,000	310,530
4.50%, 05/15/25 (a)	150,000	168,972
4.65%, 05/15/27 (a)	150,000	172,007
3.90%, 08/21/27 (a)	200,000	222,060
4.70%, 05/15/30 (a)	150,000	175,469
Xilinx, Inc.
2.95%, 06/01/24 (a)	100,000	106,760
2.38%, 06/01/30 (a)	200,000	203,454
		131,362,200
Transportation 0.7%
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 09/22/27	157,372	159,257
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 01/15/28	157,124	158,529
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 06/15/28	157,853	157,791
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 02/15/29	120,750	122,079
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 02/15/32	113,503	113,058
Burlington Northern Santa Fe LLC
3.45%, 09/15/21 (a)	150,000	151,374
3.05%, 03/15/22 (a)	300,000	306,567
3.00%, 03/15/23 (a)	150,000	157,202
3.85%, 09/01/23 (a)	150,000	161,714
3.75%, 04/01/24 (a)	200,000	217,820
3.40%, 09/01/24 (a)	200,000	218,132
6.20%, 08/15/36	150,000	215,515
5.75%, 05/01/40 (a)	100,000	140,306
5.05%, 03/01/41 (a)	100,000	130,481
5.40%, 06/01/41 (a)	100,000	136,236
4.95%, 09/15/41 (a)	200,000	259,400
4.38%, 09/01/42 (a)	250,000	305,047
5.15%, 09/01/43 (a)	100,000	134,160
4.90%, 04/01/44 (a)	100,000	131,029
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.55%, 09/01/44 (a)	90,000	113,298
4.15%, 04/01/45 (a)	250,000	296,882
4.70%, 09/01/45 (a)	100,000	129,092
3.90%, 08/01/46 (a)	250,000	289,340
4.05%, 06/15/48 (a)	400,000	473,132
4.15%, 12/15/48 (a)	500,000	602,370
3.55%, 02/15/50 (a)	100,000	110,701
3.05%, 02/15/51 (a)	100,000	101,957
Canadian National Railway Co.
2.75%, 03/01/26 (a)	300,000	322,464
6.90%, 07/15/28	150,000	202,042
3.20%, 08/02/46 (a)	150,000	159,606
3.65%, 02/03/48 (a)	100,000	114,162
4.45%, 01/20/49 (a)	150,000	193,410
2.45%, 05/01/50 (a)	200,000	184,770
Canadian Pacific Railway Co.
2.90%, 02/01/25 (a)	200,000	214,242
4.00%, 06/01/28 (a)	150,000	171,602
2.05%, 03/05/30 (a)	100,000	100,684
4.80%, 09/15/35 (a)	300,000	377,913
5.95%, 05/15/37	200,000	282,268
4.80%, 08/01/45 (a)	100,000	129,075
6.13%, 09/15/15 (a)	100,000	156,810
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	94,629	97,276
CSX Corp.
3.40%, 08/01/24 (a)	150,000	163,320
3.35%, 11/01/25 (a)	100,000	110,179
2.60%, 11/01/26 (a)	100,000	107,465
3.25%, 06/01/27 (a)	150,000	165,929
3.80%, 03/01/28 (a)	200,000	226,166
4.25%, 03/15/29 (a)	150,000	175,475
2.40%, 02/15/30 (a)	150,000	156,095
6.22%, 04/30/40	500,000	727,030
4.75%, 05/30/42 (a)	100,000	125,858
4.10%, 03/15/44 (a)	200,000	230,374
3.80%, 11/01/46 (a)	100,000	111,241
4.30%, 03/01/48 (a)	200,000	239,116
4.75%, 11/15/48 (a)	100,000	123,997
4.50%, 03/15/49 (a)	150,000	181,651
3.35%, 09/15/49 (a)	100,000	104,150
3.80%, 04/15/50 (a)	100,000	112,391
3.95%, 05/01/50 (a)	200,000	227,404
2.50%, 05/15/51 (a)	250,000	222,782
4.50%, 08/01/54 (a)	100,000	122,828
4.65%, 03/01/68 (a)	50,000	63,560
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	208,160
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 06/10/28	97,010	98,911
FedEx Corp.
2.63%, 08/01/22	150,000	154,841
4.00%, 01/15/24	200,000	219,422
3.20%, 02/01/25	100,000	108,171
3.80%, 05/15/25 (a)	300,000	332,328
3.25%, 04/01/26 (a)	250,000	273,242
3.30%, 03/15/27 (a)	150,000	164,939
3.40%, 02/15/28 (a)	150,000	165,683
3.10%, 08/05/29 (a)	200,000	215,370
4.90%, 01/15/34	150,000	186,100
1.88%, 02/20/34	243,316	239,019
3.90%, 02/01/35	200,000	227,788
3.88%, 08/01/42	150,000	163,581
4.10%, 04/15/43	100,000	111,235
5.10%, 01/15/44	75,000	93,969
4.10%, 02/01/45	400,000	441,416

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.75%, 11/15/45 (a)	300,000	362,094
4.40%, 01/15/47 (a)	100,000	115,444
4.05%, 02/15/48 (a)	100,000	110,149
4.95%, 10/17/48 (a)	150,000	186,232
5.25%, 05/15/50 (a)	300,000	388,257
JB Hunt Transport Services, Inc.
3.88%, 03/01/26 (a)	150,000	168,987
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 05/15/32	96,342	96,780
JetBlue 2020-1 Class A Pass Through Trust
4.00%, 11/15/32	250,000	272,822
Kansas City Southern
2.88%, 11/15/29 (a)	150,000	156,678
4.95%, 08/15/45 (a)	100,000	122,319
4.70%, 05/01/48 (a)	150,000	177,615
3.50%, 05/01/50 (a)	100,000	104,035
4.20%, 11/15/69 (a)	100,000	109,270
Kirby Corp.
4.20%, 03/01/28 (a)	100,000	109,822
Norfolk Southern Corp.
2.90%, 02/15/23 (a)	150,000	156,434
3.65%, 08/01/25 (a)	100,000	110,685
2.90%, 06/15/26 (a)	300,000	325,569
3.15%, 06/01/27 (a)	200,000	219,748
3.80%, 08/01/28 (a)	150,000	170,898
2.55%, 11/01/29 (a)	100,000	104,826
3.95%, 10/01/42 (a)	330,000	380,480
4.65%, 01/15/46 (a)	150,000	182,775
3.94%, 11/01/47 (a)	200,000	226,858
4.15%, 02/28/48 (a)	100,000	117,227
4.10%, 05/15/49 (a)	100,000	116,766
3.40%, 11/01/49 (a)	100,000	104,736
3.05%, 05/15/50 (a)	200,000	198,334
4.05%, 08/15/52 (a)	150,000	173,199
3.16%, 05/15/55 (a)	150,000	148,053
Ryder System, Inc.
3.45%, 11/15/21 (a)	150,000	152,822
2.88%, 06/01/22 (a)	100,000	102,874
3.75%, 06/09/23 (a)	150,000	160,739
3.88%, 12/01/23 (a)	150,000	163,017
3.65%, 03/18/24 (a)	100,000	108,854
4.63%, 06/01/25 (a)	150,000	170,837
3.35%, 09/01/25 (a)	150,000	163,977
2.90%, 12/01/26 (a)	100,000	108,260
Southwest Airlines Co.
4.75%, 05/04/23	225,000	244,816
5.25%, 05/04/25 (a)	320,000	367,331
3.00%, 11/15/26 (a)	145,000	154,348
5.13%, 06/15/27 (a)	400,000	468,948
3.45%, 11/16/27 (a)	100,000	107,897
2.63%, 02/10/30 (a)	150,000	150,068
Union Pacific Corp.
4.16%, 07/15/22 (a)	362,000	377,617
3.65%, 02/15/24 (a)	500,000	542,125
3.15%, 03/01/24 (a)	200,000	215,194
3.25%, 01/15/25 (a)	100,000	108,266
3.75%, 07/15/25 (a)	150,000	167,025
2.75%, 03/01/26 (a)	150,000	161,130
3.00%, 04/15/27 (a)	200,000	217,926
3.95%, 09/10/28 (a)	250,000	286,857
3.70%, 03/01/29 (a)	150,000	169,514
2.40%, 02/05/30 (a)	200,000	206,804
3.60%, 09/15/37 (a)	350,000	385,210
4.38%, 09/10/38 (a)	150,000	180,648
3.55%, 08/15/39 (a)	100,000	110,010
4.05%, 11/15/45 (a)	450,000	516,510
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.05%, 03/01/46 (a)	150,000	172,121
4.30%, 03/01/49 (a)	100,000	120,076
3.25%, 02/05/50 (a)	450,000	465,925
3.80%, 10/01/51 (a)	150,000	169,298
3.88%, 02/01/55 (a)	50,000	54,926
3.95%, 08/15/59 (a)	100,000	114,078
3.84%, 03/20/60 (a)	450,000	506,947
2.97%, 09/16/62 (a)(c)	150,000	142,091
4.38%, 11/15/65 (a)	150,000	181,815
3.75%, 02/05/70 (a)	200,000	213,004
United Airlines 2014-1 Class A Pass-Through Trust
4.00%, 04/11/26	278,655	289,693
United Airlines 2014-2 Class A Pass-Through Trust
3.75%, 09/03/26	107,715	111,357
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 07/07/28	122,298	125,454
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 10/07/28	84,141	85,720
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 03/01/30	136,237	139,186
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 08/25/31	84,258	89,170
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 05/01/32	98,523	97,320
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 10/15/27	585,495	654,665
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	250,000	255,922
2.45%, 10/01/22	350,000	362,162
2.50%, 04/01/23 (a)	250,000	260,872
2.20%, 09/01/24 (a)	100,000	105,540
3.90%, 04/01/25 (a)	150,000	167,345
3.05%, 11/15/27 (a)	250,000	277,247
3.40%, 03/15/29 (a)	100,000	111,610
4.45%, 04/01/30 (a)	250,000	301,452
6.20%, 01/15/38	295,000	424,006
5.20%, 04/01/40 (a)	100,000	133,444
4.88%, 11/15/40 (a)	250,000	322,397
3.40%, 11/15/46 (a)	100,000	109,384
3.75%, 11/15/47 (a)	350,000	390,789
4.25%, 03/15/49 (a)	100,000	119,750
3.40%, 09/01/49 (a)	100,000	107,031
5.30%, 04/01/50 (a)	300,000	417,270
		34,385,762
		849,375,923

Utility 2.1%
Electric 1.9%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	250,000	284,437
2.10%, 07/01/30 (a)	175,000	176,642
4.15%, 05/01/49 (a)	100,000	116,703
AEP Transmission Co. LLC
3.75%, 12/01/47 (a)	150,000	169,244
3.80%, 06/15/49 (a)	100,000	113,365
3.65%, 04/01/50 (a)	200,000	222,234
Alabama Power Co.
1.45%, 09/15/30 (a)	250,000	239,210
6.00%, 03/01/39	100,000	140,842
3.85%, 12/01/42	150,000	171,683
4.15%, 08/15/44 (a)	150,000	176,794
3.70%, 12/01/47 (a)	350,000	392,294

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 07/15/48 (a)	150,000	183,765
3.45%, 10/01/49 (a)	100,000	107,903
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	106,002
3.50%, 01/15/31 (a)	200,000	221,620
Ameren Illinois Co.
2.70%, 09/01/22 (a)	263,000	270,935
4.15%, 03/15/46 (a)	150,000	179,775
3.70%, 12/01/47 (a)	350,000	393,746
4.50%, 03/15/49 (a)	100,000	126,632
American Electric Power Co., Inc.
3.65%, 12/01/21	150,000	153,774
3.20%, 11/13/27 (a)	150,000	164,954
4.30%, 12/01/28 (a)	100,000	115,596
2.30%, 03/01/30 (a)	150,000	151,389
3.25%, 03/01/50 (a)	150,000	147,189
Appalachian Power Co.
3.30%, 06/01/27 (a)	100,000	109,519
7.00%, 04/01/38	100,000	148,277
4.50%, 03/01/49 (a)	100,000	121,299
3.70%, 05/01/50 (a)	200,000	216,408
Arizona Public Service Co.
2.60%, 08/15/29 (a)	100,000	106,527
4.50%, 04/01/42 (a)	300,000	364,248
4.25%, 03/01/49 (a)	100,000	120,308
3.35%, 05/15/50 (a)	250,000	264,400
2.65%, 09/15/50 (a)	250,000	236,985
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	100,000	114,684
Avangrid, Inc.
3.15%, 12/01/24 (a)	350,000	379,655
3.20%, 04/15/25 (a)	150,000	162,350
3.80%, 06/01/29 (a)	100,000	113,077
Avista Corp.
4.35%, 06/01/48 (a)	100,000	121,638
Baltimore Gas & Electric Co.
3.35%, 07/01/23 (a)	100,000	106,152
6.35%, 10/01/36	100,000	145,369
3.50%, 08/15/46 (a)	150,000	162,675
3.75%, 08/15/47 (a)	150,000	168,497
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	600,000	626,574
3.75%, 11/15/23 (a)	200,000	216,460
4.05%, 04/15/25 (a)(c)	400,000	446,824
3.25%, 04/15/28 (a)	350,000	387,933
3.70%, 07/15/30 (a)(c)	350,000	398,293
6.13%, 04/01/36	298,000	417,206
5.15%, 11/15/43 (a)	100,000	130,375
4.50%, 02/01/45 (a)	250,000	300,312
3.80%, 07/15/48 (a)	150,000	166,586
4.45%, 01/15/49 (a)	300,000	367,680
4.25%, 10/15/50 (a)(c)	100,000	119,894
2.85%, 05/15/51 (a)(c)	250,000	236,197
Black Hills Corp.
3.15%, 01/15/27 (a)	350,000	379,393
2.50%, 06/15/30 (a)	250,000	255,417
4.35%, 05/01/33 (a)	150,000	174,891
3.88%, 10/15/49 (a)	100,000	106,322
CenterPoint Energy Houston Electric LLC
2.40%, 09/01/26 (a)	257,000	273,790
3.00%, 02/01/27 (a)	150,000	163,343
4.50%, 04/01/44 (a)	250,000	312,712
4.25%, 02/01/49 (a)	100,000	122,322
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CenterPoint Energy, Inc.
2.50%, 09/01/24 (a)	250,000	264,370
4.25%, 11/01/28 (a)	150,000	172,986
2.95%, 03/01/30 (a)	100,000	106,107
3.70%, 09/01/49 (a)	100,000	106,387
Cleco Corporate Holdings LLC
3.74%, 05/01/26 (a)	150,000	165,167
CMS Energy Corp.
3.45%, 08/15/27 (a)	100,000	112,313
4.88%, 03/01/44 (a)	100,000	123,729
4.75%, 06/01/50 (a)(b)	100,000	109,387
Commonwealth Edison Co.
2.55%, 06/15/26 (a)	200,000	214,990
2.95%, 08/15/27 (a)	150,000	164,174
2.20%, 03/01/30 (a)	100,000	103,191
3.80%, 10/01/42 (a)	150,000	170,199
4.60%, 08/15/43 (a)	100,000	124,641
3.70%, 03/01/45 (a)	100,000	111,429
4.35%, 11/15/45 (a)	100,000	121,607
3.65%, 06/15/46 (a)	100,000	110,909
3.75%, 08/15/47 (a)	250,000	282,730
4.00%, 03/01/48 (a)	150,000	175,739
4.00%, 03/01/49 (a)	150,000	177,558
3.20%, 11/15/49 (a)	100,000	103,238
3.00%, 03/01/50 (a)	150,000	150,195
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/28 (a)	50,000	57,274
3.35%, 04/01/30 (a)	200,000	221,228
5.30%, 03/01/35	230,000	295,216
5.85%, 03/15/36	150,000	204,328
4.20%, 03/15/42	450,000	524,736
4.45%, 03/15/44 (a)	230,000	274,070
4.50%, 12/01/45 (a)	150,000	181,438
3.85%, 06/15/46 (a)	200,000	222,904
3.88%, 06/15/47 (a)	150,000	165,785
4.65%, 12/01/48 (a)	100,000	124,786
4.13%, 05/15/49 (a)	100,000	115,812
3.95%, 04/01/50 (a)	250,000	284,145
4.63%, 12/01/54 (a)	100,000	124,258
4.00%, 11/15/57 (a)	100,000	112,719
4.50%, 05/15/58 (a)	100,000	122,213
3.70%, 11/15/59 (a)	100,000	108,366
3.00%, 12/01/60 (a)	200,000	185,758
Consolidated Edison, Inc.
0.65%, 12/01/23 (a)	250,000	250,145
Consumers Energy Co.
3.38%, 08/15/23 (a)	330,000	352,107
3.95%, 05/15/43 (a)	330,000	385,057
4.05%, 05/15/48 (a)	100,000	120,498
4.35%, 04/15/49 (a)	100,000	125,711
3.50%, 08/01/51 (a)	200,000	223,250
2.50%, 05/01/60 (a)	200,000	178,426
Delmarva Power & Light Co.
3.50%, 11/15/23 (a)	200,000	215,960
Dominion Energy South Carolina, Inc.
6.05%, 01/15/38	100,000	141,118
5.45%, 02/01/41 (a)	100,000	135,657
5.10%, 06/01/65 (a)	100,000	142,411
Dominion Energy, Inc.
3.90%, 10/01/25 (a)	150,000	167,660
2.85%, 08/15/26 (a)	550,000	594,033
4.25%, 06/01/28 (a)	150,000	175,211
3.38%, 04/01/30 (a)	200,000	218,826
5.25%, 08/01/33	180,000	229,378
5.95%, 06/15/35	100,000	137,928
7.00%, 06/15/38	100,000	148,387

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.90%, 08/01/41 (a)	100,000	124,838
4.05%, 09/15/42 (a)	100,000	112,387
4.70%, 12/01/44 (a)	150,000	184,561
4.60%, 03/15/49 (a)	100,000	124,174
5.75%, 10/01/54 (a)(b)	150,000	164,708
DTE Electric Co.
2.25%, 03/01/30 (a)	150,000	154,938
2.63%, 03/01/31 (a)	300,000	317,664
3.70%, 03/15/45 (a)	250,000	282,357
3.75%, 08/15/47 (a)	150,000	170,937
4.05%, 05/15/48 (a)	100,000	120,451
3.95%, 03/01/49 (a)	150,000	179,188
2.95%, 03/01/50 (a)	100,000	101,455
DTE Energy Co.
0.55%, 11/01/22	200,000	200,586
2.25%, 11/01/22	250,000	257,740
3.70%, 08/01/23 (a)	150,000	161,207
3.50%, 06/01/24 (a)	200,000	216,424
2.53%, 10/01/24	100,000	106,136
1.05%, 06/01/25 (a)	200,000	199,454
2.85%, 10/01/26 (a)	300,000	323,100
3.40%, 06/15/29 (a)	100,000	110,099
2.95%, 03/01/30 (a)	100,000	106,369
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	150,000	174,152
2.45%, 08/15/29 (a)	150,000	157,452
2.45%, 02/01/30 (a)	100,000	104,055
6.45%, 10/15/32	230,000	320,878
6.05%, 04/15/38	150,000	212,562
5.30%, 02/15/40	150,000	200,530
4.25%, 12/15/41 (a)	155,000	184,907
3.75%, 06/01/45 (a)	150,000	167,345
3.88%, 03/15/46 (a)	100,000	113,583
3.70%, 12/01/47 (a)	150,000	166,775
3.95%, 03/15/48 (a)	100,000	115,200
3.20%, 08/15/49 (a)	150,000	155,466
Duke Energy Corp.
3.05%, 08/15/22 (a)	200,000	206,430
3.75%, 04/15/24 (a)	455,000	495,063
0.90%, 09/15/25 (a)	200,000	198,206
2.65%, 09/01/26 (a)	450,000	478,773
3.15%, 08/15/27 (a)	200,000	218,752
3.40%, 06/15/29 (a)	200,000	220,030
2.45%, 06/01/30 (a)	250,000	254,572
3.75%, 09/01/46 (a)	250,000	265,750
3.95%, 08/15/47 (a)	100,000	109,572
4.20%, 06/15/49 (a)	100,000	113,872
Duke Energy Florida LLC
3.20%, 01/15/27 (a)	555,000	612,803
3.80%, 07/15/28 (a)	150,000	171,054
1.75%, 06/15/30 (a)	250,000	246,410
6.35%, 09/15/37	150,000	216,144
3.40%, 10/01/46 (a)	350,000	372,365
4.20%, 07/15/48 (a)	150,000	180,316
Duke Energy Indiana LLC
6.35%, 08/15/38	200,000	289,652
4.90%, 07/15/43 (a)	100,000	127,322
3.25%, 10/01/49 (a)	150,000	154,032
2.75%, 04/01/50 (a)	100,000	93,745
Duke Energy Ohio, Inc.
2.13%, 06/01/30 (a)	150,000	151,992
4.30%, 02/01/49 (a)	150,000	179,326
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	200,000	226,798
4.10%, 05/15/42 (a)	100,000	116,903
4.10%, 03/15/43 (a)	150,000	175,875
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.15%, 12/01/44 (a)	278,000	330,011
4.20%, 08/15/45 (a)	200,000	237,910
3.70%, 10/15/46 (a)	250,000	278,192
2.50%, 08/15/50 (a)	250,000	227,070
Edison International
2.40%, 09/15/22 (a)	100,000	102,464
3.55%, 11/15/24 (a)	100,000	107,965
4.95%, 04/15/25 (a)	350,000	394,093
5.75%, 06/15/27 (a)	100,000	118,108
4.13%, 03/15/28 (a)	100,000	108,887
El Paso Electric Co.
6.00%, 05/15/35	44,000	59,930
Emera US Finance LP
3.55%, 06/15/26 (a)	150,000	164,885
4.75%, 06/15/46 (a)	150,000	176,736
Enel Americas S.A.
4.00%, 10/25/26 (a)	100,000	111,143
Enel Chile S.A.
4.88%, 06/12/28 (a)	100,000	117,518
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	108,169
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	200,000	218,614
4.20%, 04/01/49 (a)	150,000	181,177
2.65%, 06/15/51 (a)	250,000	232,880
Entergy Corp.
0.90%, 09/15/25 (a)	250,000	246,650
2.95%, 09/01/26 (a)	150,000	161,237
2.80%, 06/15/30 (a)	250,000	261,402
Entergy Louisiana LLC
4.05%, 09/01/23 (a)	100,000	108,116
2.40%, 10/01/26 (a)	400,000	426,420
3.25%, 04/01/28 (a)	250,000	274,417
4.00%, 03/15/33 (a)	100,000	118,989
4.20%, 09/01/48 (a)	100,000	120,036
4.20%, 04/01/50 (a)	150,000	179,943
Entergy Mississippi LLC
3.85%, 06/01/49 (a)	100,000	112,325
Entergy Texas, Inc.
1.75%, 03/15/31 (a)	250,000	242,405
4.50%, 03/30/39 (a)	250,000	299,762
3.55%, 09/30/49 (a)	100,000	106,124
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	200,000	216,940
4.13%, 03/01/42 (a)	100,000	115,867
4.25%, 12/01/45 (a)	100,000	118,063
3.45%, 04/15/50 (a)	150,000	160,581
Evergy Metro, Inc.
4.20%, 03/15/48 (a)	300,000	355,764
Evergy, Inc.
2.45%, 09/15/24 (a)	200,000	211,108
2.90%, 09/15/29 (a)	250,000	264,802
Eversource Energy
2.75%, 03/15/22 (a)	200,000	204,620
3.80%, 12/01/23 (a)	150,000	163,205
3.15%, 01/15/25 (a)	330,000	355,859
0.80%, 08/15/25 (a)	200,000	197,330
3.30%, 01/15/28 (a)	100,000	110,188
1.65%, 08/15/30 (a)	250,000	240,345
3.45%, 01/15/50 (a)	250,000	266,277
Exelon Corp.
3.95%, 06/15/25 (a)	250,000	277,860
4.05%, 04/15/30 (a)	300,000	344,001
4.95%, 06/15/35 (a)(c)	230,000	282,514

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
5.63%, 06/15/35	500,000	655,200
4.45%, 04/15/46 (a)	200,000	237,364
4.70%, 04/15/50 (a)	100,000	124,909
Exelon Generation Co., LLC
3.40%, 03/15/22 (a)	400,000	411,252
4.25%, 06/15/22 (a)	150,000	155,547
3.25%, 06/01/25 (a)	250,000	268,517
6.25%, 10/01/39	262,000	313,328
5.75%, 10/01/41 (a)	100,000	114,497
Florida Power & Light Co.
2.85%, 04/01/25 (a)	150,000	161,264
5.63%, 04/01/34	150,000	205,993
5.65%, 02/01/37	100,000	135,677
5.96%, 04/01/39	200,000	287,654
5.69%, 03/01/40	300,000	423,021
5.25%, 02/01/41 (a)	250,000	338,920
4.05%, 06/01/42 (a)	250,000	296,640
3.70%, 12/01/47 (a)	100,000	114,816
3.95%, 03/01/48 (a)	100,000	118,890
4.13%, 06/01/48 (a)	250,000	305,075
3.99%, 03/01/49 (a)	250,000	302,145
3.15%, 10/01/49 (a)	100,000	105,679
Fortis, Inc.
3.06%, 10/04/26 (a)	155,000	168,353
Georgia Power Co.
2.85%, 05/15/22	150,000	154,440
2.10%, 07/30/23	200,000	207,792
2.65%, 09/15/29 (a)	150,000	157,730
4.75%, 09/01/40	150,000	184,818
4.30%, 03/15/42	150,000	176,403
4.30%, 03/15/43	100,000	118,046
3.70%, 01/30/50 (a)	100,000	108,486
Gulf Power Co.
3.30%, 05/30/27 (a)	450,000	500,260
Iberdrola International BV
6.75%, 07/15/36	100,000	149,731
Indiana Michigan Power Co.
4.55%, 03/15/46 (a)	200,000	246,538
3.75%, 07/01/47 (a)	100,000	111,042
4.25%, 08/15/48 (a)	100,000	119,519
Interstate Power & Light Co.
3.25%, 12/01/24 (a)	100,000	108,826
2.30%, 06/01/30 (a)	200,000	204,998
6.25%, 07/15/39	150,000	212,556
3.50%, 09/30/49 (a)	100,000	106,245
ITC Holdings Corp.
2.70%, 11/15/22 (a)	200,000	207,432
3.25%, 06/30/26 (a)	100,000	109,437
5.30%, 07/01/43 (a)	100,000	126,910
Kentucky Utilities Co.
5.13%, 11/01/40 (a)	100,000	128,937
4.38%, 10/01/45 (a)	100,000	120,569
3.30%, 06/01/50 (a)	250,000	255,467
Louisville Gas & Electric Co.
4.25%, 04/01/49 (a)	150,000	177,019
McCormick & Co., Inc.
2.90%, 03/01/50 (a)	150,000	150,395
MidAmerican Energy Co.
6.75%, 12/30/31	100,000	143,468
4.80%, 09/15/43 (a)	100,000	128,535
4.40%, 10/15/44 (a)	100,000	122,154
4.25%, 05/01/46 (a)	100,000	120,440
3.95%, 08/01/47 (a)	150,000	175,520
3.65%, 08/01/48 (a)	150,000	168,974
Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 07/15/49 (a)	150,000	184,720
3.15%, 04/15/50 (a)	100,000	104,448
Mississippi Power Co.
4.25%, 03/15/42	100,000	115,006
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	850,000	869,286
3.40%, 02/07/28 (a)	200,000	222,776
2.40%, 03/15/30 (a)	150,000	156,056
1.35%, 03/15/31 (a)	250,000	236,377
4.02%, 11/01/32 (a)	150,000	179,307
4.75%, 04/30/43 (a)(b)	100,000	104,230
4.40%, 11/01/48 (a)	150,000	188,800
4.30%, 03/15/49 (a)	100,000	123,554
Nevada Power Co.
3.70%, 05/01/29 (a)	250,000	284,815
6.75%, 07/01/37	100,000	144,109
3.13%, 08/01/50 (a)	100,000	101,491
NextEra Energy Capital Holdings, Inc.
2.90%, 04/01/22	250,000	257,015
3.15%, 04/01/24 (a)	250,000	268,615
2.75%, 05/01/25 (a)	400,000	426,648
3.25%, 04/01/26 (a)	100,000	109,793
3.55%, 05/01/27 (a)	250,000	280,787
3.50%, 04/01/29 (a)	150,000	165,992
2.75%, 11/01/29 (a)	150,000	158,138
2.25%, 06/01/30 (a)	300,000	303,423
4.80%, 12/01/77 (a)(b)	200,000	216,208
Northern States Power Co.
5.30%, 06/01/42 (a)	37,000	50,345
4.00%, 08/15/45 (a)	150,000	179,256
3.60%, 05/15/46 (a)	200,000	223,724
3.60%, 09/15/47 (a)	350,000	394,086
NSTAR Electric Co.
5.50%, 03/15/40	300,000	412,227
Oglethorpe Power Corp.
5.95%, 11/01/39	100,000	129,542
5.38%, 11/01/40	200,000	241,650
3.75%, 08/01/50 (a)	250,000	255,535
Ohio Edison Co.
6.88%, 07/15/36	100,000	135,099
Ohio Power Co.
2.60%, 04/01/30 (a)	200,000	211,628
4.00%, 06/01/49 (a)	50,000	58,301
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	250,000	282,570
3.30%, 03/15/30 (a)	100,000	110,775
3.25%, 04/01/30 (a)	250,000	276,955
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	250,000	267,415
2.95%, 04/01/25 (a)	100,000	108,076
0.55%, 10/01/25 (a)(c)	250,000	245,735
3.70%, 11/15/28 (a)	100,000	113,995
4.55%, 12/01/41 (a)	480,000	598,680
3.80%, 06/01/49 (a)	100,000	115,628
3.10%, 09/15/49 (a)	150,000	155,039
3.70%, 05/15/50 (a)	100,000	114,153
5.35%, 10/01/52 (a)(c)	178,000	254,387
Pacific Gas & Electric Co.
1.75%, 06/16/22 (a)	500,000	501,455
4.25%, 08/01/23 (a)	500,000	537,735
3.40%, 08/15/24 (a)	200,000	213,942
3.15%, 01/01/26	750,000	797,190
2.10%, 08/01/27 (a)	250,000	249,907
4.55%, 07/01/30 (a)	750,000	837,442
2.50%, 02/01/31 (a)	450,000	438,727

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 07/01/40 (a)	750,000	801,412
3.30%, 08/01/40 (a)	250,000	238,490
4.30%, 03/15/45 (a)	350,000	357,416
3.95%, 12/01/47 (a)	200,000	195,372
4.95%, 07/01/50 (a)	750,000	814,365
3.50%, 08/01/50 (a)	350,000	321,216
PacifiCorp
3.50%, 06/15/29 (a)	150,000	167,855
2.70%, 09/15/30 (a)	200,000	212,344
6.25%, 10/15/37	100,000	141,914
6.00%, 01/15/39	330,000	462,762
4.13%, 01/15/49 (a)	150,000	176,621
4.15%, 02/15/50 (a)	300,000	356,919
3.30%, 03/15/51 (a)	100,000	104,191
PECO Energy Co.
4.15%, 10/01/44 (a)	100,000	119,541
3.90%, 03/01/48 (a)	150,000	175,202
3.00%, 09/15/49 (a)	100,000	101,049
2.80%, 06/15/50 (a)	100,000	97,174
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	175,000	176,353
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	150,000	162,224
4.15%, 03/15/43 (a)	100,000	119,409
PPL Capital Funding, Inc.
3.40%, 06/01/23 (a)	374,000	395,774
3.10%, 05/15/26 (a)	250,000	271,760
4.13%, 04/15/30 (a)	200,000	231,048
5.00%, 03/15/44 (a)	200,000	245,762
4.00%, 09/15/47 (a)	100,000	109,144
PPL Electric Utilities Corp.
4.75%, 07/15/43 (a)	50,000	62,961
4.13%, 06/15/44 (a)	100,000	117,545
3.95%, 06/01/47 (a)	150,000	173,376
4.15%, 06/15/48 (a)	100,000	120,613
Progress Energy, Inc.
3.15%, 04/01/22 (a)	250,000	255,742
7.75%, 03/01/31	150,000	216,916
6.00%, 12/01/39	250,000	339,735
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	200,000	226,504
1.90%, 01/15/31 (a)	150,000	150,761
6.25%, 09/01/37	100,000	144,588
3.60%, 09/15/42 (a)	100,000	111,444
4.30%, 03/15/44 (a)	40,000	48,742
3.80%, 06/15/47 (a)	200,000	229,846
4.05%, 09/15/49 (a)	200,000	238,994
3.20%, 03/01/50 (a)	100,000	105,479
Public Service Co. of New Hampshire
3.50%, 11/01/23 (a)	200,000	215,458
3.60%, 07/01/49 (a)	150,000	169,553
Public Service Electric & Gas Co.
3.20%, 05/15/29 (a)	300,000	330,846
3.95%, 05/01/42 (a)	150,000	174,393
3.80%, 03/01/46 (a)	150,000	173,039
3.60%, 12/01/47 (a)	100,000	112,597
3.85%, 05/01/49 (a)	150,000	175,929
3.15%, 01/01/50 (a)	100,000	105,149
2.70%, 05/01/50 (a)	250,000	241,470
2.05%, 08/01/50 (a)	200,000	168,894
Public Service Enterprise Group, Inc.
2.00%, 11/15/21 (a)	200,000	202,120
2.88%, 06/15/24 (a)	100,000	106,842
0.80%, 08/15/25 (a)	250,000	246,702
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.60%, 08/15/30 (a)	200,000	188,978
8.63%, 04/15/31 (a)(c)	180,000	274,630
Puget Energy, Inc.
4.10%, 06/15/30 (a)	250,000	278,685
Puget Sound Energy, Inc.
6.27%, 03/15/37	362,000	505,240
4.22%, 06/15/48 (a)	100,000	120,056
3.25%, 09/15/49 (a)	100,000	102,338
San Diego Gas & Electric Co.
2.50%, 05/15/26 (a)	150,000	159,738
1.70%, 10/01/30 (a)	200,000	193,892
6.00%, 06/01/39	250,000	351,010
4.50%, 08/15/40	100,000	121,239
4.15%, 05/15/48 (a)	100,000	119,044
4.10%, 06/15/49 (a)	100,000	117,280
3.32%, 04/15/50 (a)	100,000	105,248
Sempra Energy
3.55%, 06/15/24 (a)	150,000	162,854
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	106,372
3.50%, 10/01/23 (a)	300,000	321,093
3.70%, 08/01/25 (a)	200,000	220,126
1.20%, 02/01/26 (a)	250,000	249,480
3.65%, 03/01/28 (a)	250,000	276,697
4.20%, 03/01/29 (a)	100,000	114,768
2.85%, 08/01/29 (a)	100,000	105,669
2.25%, 06/01/30 (a)	150,000	150,728
5.55%, 01/15/37	150,000	188,146
5.95%, 02/01/38	100,000	131,780
5.50%, 03/15/40	100,000	128,089
4.50%, 09/01/40 (a)	150,000	172,632
4.05%, 03/15/42 (a)	100,000	109,172
3.90%, 03/15/43 (a)	150,000	160,331
4.65%, 10/01/43 (a)	150,000	177,115
3.60%, 02/01/45 (a)	100,000	102,466
4.00%, 04/01/47 (a)	400,000	430,972
4.13%, 03/01/48 (a)	250,000	276,717
4.88%, 03/01/49 (a)	100,000	122,659
3.65%, 02/01/50 (a)	200,000	206,318
2.95%, 02/01/51 (a)	200,000	184,306
Southern Power Co.
4.15%, 12/01/25 (a)	100,000	112,899
0.90%, 01/15/26 (a)	250,000	246,785
5.25%, 07/15/43	50,000	60,638
4.95%, 12/15/46 (a)	100,000	116,527
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	150,000	159,908
3.90%, 04/01/45 (a)	200,000	216,072
3.85%, 02/01/48 (a)	150,000	161,639
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	150,000	182,208
3.40%, 08/15/46 (a)	150,000	157,451
3.70%, 08/15/47 (a)	100,000	110,518
3.15%, 05/01/50 (a)	250,000	255,542
Tampa Electric Co.
4.30%, 06/15/48 (a)	250,000	300,710
The AES Corp.
1.38%, 01/15/26 (a)(c)	150,000	148,158
2.45%, 01/15/31 (a)(c)	250,000	245,550
The Connecticut Light and Power Co
4.00%, 04/01/48 (a)	200,000	241,284
The Dayton Power & Light Co
3.95%, 06/15/49 (a)	100,000	109,714

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Southern Co.
2.95%, 07/01/23 (a)	250,000	263,337
3.25%, 07/01/26 (a)	300,000	326,823
3.70%, 04/30/30 (a)	250,000	278,885
4.25%, 07/01/36 (a)	150,000	174,821
4.40%, 07/01/46 (a)	450,000	520,416
4.00%, 01/15/51 (a)(b)	250,000	260,237
5.50%, 03/15/57 (a)(b)	100,000	102,719
The Toledo Edison Co.
6.15%, 05/15/37	100,000	132,776
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	200,000	192,524
4.85%, 12/01/48 (a)	50,000	63,031
4.00%, 06/15/50 (a)	100,000	114,333
Union Electric Co.
3.50%, 03/15/29 (a)	150,000	168,399
2.95%, 03/15/30 (a)	200,000	216,704
3.90%, 09/15/42 (a)	40,000	45,938
4.00%, 04/01/48 (a)	250,000	293,797
2.63%, 03/15/51 (a)	250,000	239,302
Virginia Electric & Power Co.
3.45%, 09/01/22 (a)	350,000	363,328
2.75%, 03/15/23 (a)	100,000	104,278
3.50%, 03/15/27 (a)	250,000	279,700
3.80%, 04/01/28 (a)	150,000	169,703
2.88%, 07/15/29 (a)	250,000	270,680
6.00%, 05/15/37	300,000	416,616
8.88%, 11/15/38	150,000	267,120
4.00%, 01/15/43 (a)	100,000	117,099
4.45%, 02/15/44 (a)	100,000	123,273
4.20%, 05/15/45 (a)	100,000	119,500
3.80%, 09/15/47 (a)	150,000	171,161
4.60%, 12/01/48 (a)	150,000	192,130
3.30%, 12/01/49 (a)	350,000	369,012
WEC Energy Group, Inc.
0.55%, 09/15/23	200,000	200,752
1.38%, 10/15/27 (a)	200,000	197,454
1.80%, 10/15/30 (a)	250,000	241,905
Wisconsin Electric Power Co.
4.30%, 10/15/48 (a)	100,000	123,548
Wisconsin Power & Light Co.
3.00%, 07/01/29 (a)	100,000	109,415
3.65%, 04/01/50 (a)	100,000	111,551
Wisconsin Public Service Corp.
3.35%, 11/21/21	100,000	102,235
3.67%, 12/01/42	250,000	280,060
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	450,000	451,084
4.00%, 06/15/28 (a)	250,000	284,835
2.60%, 12/01/29 (a)	100,000	104,424
3.40%, 06/01/30 (a)	100,000	110,059
3.50%, 12/01/49 (a)	100,000	105,673
		99,039,386
Natural Gas 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (a)	125,000	131,630
1.50%, 01/15/31 (a)	250,000	235,100
4.13%, 10/15/44 (a)	300,000	348,225
4.30%, 10/01/48 (a)	100,000	119,994
4.13%, 03/15/49 (a)	100,000	117,857
3.38%, 09/15/49 (a)	100,000	104,688
Security Rate, Maturity Date	Face Amount ($)	Value ($)
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (a)	100,000	113,669
1.75%, 10/01/30 (a)	250,000	241,132
5.85%, 01/15/41 (a)	100,000	136,021
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	346,346
3.49%, 05/15/27 (a)	250,000	277,367
2.95%, 09/01/29 (a)	100,000	106,383
3.60%, 05/01/30 (a)	200,000	222,774
1.70%, 02/15/31 (a)	250,000	239,055
5.25%, 02/15/43 (a)	195,000	247,999
4.80%, 02/15/44 (a)	409,000	500,448
3.95%, 03/30/48 (a)	100,000	110,671
ONE Gas, Inc.
2.00%, 05/15/30 (a)	200,000	198,310
4.66%, 02/01/44 (a)	100,000	120,685
4.50%, 11/01/48 (a)	100,000	122,803
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	150,000	166,880
3.64%, 11/01/46 (a)	100,000	107,001
3.35%, 06/01/50 (a)	100,000	102,905
Sempra Energy
2.90%, 02/01/23 (a)	250,000	261,310
3.75%, 11/15/25 (a)	150,000	166,644
3.25%, 06/15/27 (a)	200,000	219,898
3.40%, 02/01/28 (a)	200,000	220,376
3.80%, 02/01/38 (a)	150,000	166,508
6.00%, 10/15/39	150,000	204,374
4.00%, 02/01/48 (a)	150,000	165,597
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	54,162
2.60%, 06/15/26 (a)	130,000	139,023
2.55%, 02/01/30 (a)	100,000	104,532
3.75%, 09/15/42 (a)	150,000	167,495
4.30%, 01/15/49 (a)	350,000	431,259
3.95%, 02/15/50 (a)	100,000	117,330
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	150,000	157,218
1.75%, 01/15/31 (a)	250,000	240,850
5.88%, 03/15/41 (a)	150,000	207,043
4.40%, 06/01/43 (a)	75,000	86,357
3.95%, 10/01/46 (a)	150,000	164,120
Southwest Gas Corp.
2.20%, 06/15/30 (a)	250,000	253,390
4.15%, 06/01/49 (a)	100,000	114,820
Washington Gas Light Co.
3.80%, 09/15/46 (a)	100,000	112,635
		8,172,884
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	163,479
3.75%, 09/01/28 (a)	240,000	272,796
3.45%, 06/01/29 (a)	300,000	335,229
2.80%, 05/01/30 (a)	200,000	212,726
3.75%, 09/01/47 (a)	600,000	679,518
4.15%, 06/01/49 (a)	150,000	180,660
3.45%, 05/01/50 (a)	100,000	108,662
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	100,000	111,105
2.70%, 04/15/30 (a)	100,000	104,361

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.28%, 05/01/49 (a)	100,000	117,924
3.35%, 04/15/50 (a)	100,000	102,632
		2,389,092
		109,601,362
Total Corporates
(Cost $1,306,335,177)		1,377,243,820

Treasuries 37.1% of net assets
Bonds
7.25%, 08/15/22	1,000,000	1,102,988
7.63%, 11/15/22	327,600	369,683
7.13%, 02/15/23	1,000,000	1,137,168
6.25%, 08/15/23	1,375,000	1,580,444
7.50%, 11/15/24	300,000	378,516
7.63%, 02/15/25	550,000	704,666
6.88%, 08/15/25	500,000	637,734
6.00%, 02/15/26	1,310,800	1,650,277
6.75%, 08/15/26	250,000	329,648
6.50%, 11/15/26	655,300	861,720
6.63%, 02/15/27	1,196,400	1,597,521
0.38%, 07/31/27	10,100,000	9,701,918
6.38%, 08/15/27	743,300	995,964
0.50%, 08/31/27	9,100,000	8,795,719
6.13%, 11/15/27	1,509,500	2,011,173
5.50%, 08/15/28	1,780,000	2,337,919
5.25%, 11/15/28	1,188,100	1,547,964
5.25%, 02/15/29	1,795,300	2,351,703
6.13%, 08/15/29	600,000	838,078
6.25%, 05/15/30	1,450,000	2,079,730
0.63%, 08/15/30	22,200,000	20,751,797
5.38%, 02/15/31	1,760,000	2,425,363
4.50%, 02/15/36	3,158,700	4,345,680
4.75%, 02/15/37	3,430,000	4,882,123
5.00%, 05/15/37	3,120,000	4,563,000
4.38%, 02/15/38	2,377,600	3,284,060
4.50%, 05/15/38	2,810,000	3,936,854
3.50%, 02/15/39	1,755,300	2,200,845
4.25%, 05/15/39	2,129,500	2,923,404
4.50%, 08/15/39	2,523,300	3,566,921
4.38%, 11/15/39	2,175,900	3,036,060
4.63%, 02/15/40	2,348,600	3,382,534
1.13%, 05/15/40	10,200,000	8,780,766
4.38%, 05/15/40	2,677,000	3,751,565
1.13%, 08/15/40	9,400,000	8,059,031
3.88%, 08/15/40	3,109,100	4,104,255
1.38%, 11/15/40	15,500,000	13,894,297
4.25%, 11/15/40	2,573,600	3,560,013
1.88%, 02/15/41	6,000,000	5,876,579
4.75%, 02/15/41	2,900,000	4,267,758
4.38%, 05/15/41	3,113,700	4,388,128
3.75%, 08/15/41	2,503,600	3,263,286
3.13%, 11/15/41	2,581,600	3,086,626
3.13%, 02/15/42	2,930,900	3,506,547
3.00%, 05/15/42	2,305,300	2,704,045
2.75%, 08/15/42	3,368,100	3,800,427
2.75%, 11/15/42	4,610,800	5,196,516
3.13%, 02/15/43	4,232,900	5,064,268
2.88%, 05/15/43	6,872,800	7,911,237
3.63%, 08/15/43	4,692,900	6,052,008
3.75%, 11/15/43	5,802,900	7,621,746
3.63%, 02/15/44	6,562,900	8,475,370
3.38%, 05/15/44	5,993,600	7,459,223
3.13%, 08/15/44	6,838,200	8,189,813
3.00%, 11/15/44	6,253,600	7,344,072
2.50%, 02/15/45	7,307,000	7,876,718
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 05/15/45	3,968,600	4,669,926
2.88%, 08/15/45	5,488,200	6,324,722
3.00%, 11/15/45	3,018,600	3,555,816
2.50%, 02/15/46	6,957,900	7,506,378
2.50%, 05/15/46	6,667,800	7,187,680
2.25%, 08/15/46	7,795,800	8,012,621
2.88%, 11/15/46	6,148,900	7,101,019
3.00%, 02/15/47	5,836,600	6,904,971
3.00%, 05/15/47	5,119,000	6,060,416
2.75%, 08/15/47	6,875,000	7,784,326
2.75%, 11/15/47	7,450,000	8,438,289
3.00%, 02/15/48	8,250,000	9,791,719
3.13%, 05/15/48	6,900,000	8,379,727
3.00%, 08/15/48	9,050,000	10,761,016
3.38%, 11/15/48	8,600,000	10,938,125
3.00%, 02/15/49	9,750,000	11,620,781
2.88%, 05/15/49	9,750,000	11,367,891
2.25%, 08/15/49	9,700,000	9,991,000
2.38%, 11/15/49	8,450,000	8,938,516
2.00%, 02/15/50	10,820,000	10,554,572
1.25%, 05/15/50	12,450,000	10,062,129
1.38%, 08/15/50	14,100,000	11,779,008
1.63%, 11/15/50 (i)	15,500,000	13,805,899
1.88%, 02/15/51	6,000,000	5,686,406
Notes
2.25%, 04/15/22	2,500,000	2,560,205
0.13%, 04/30/22	9,500,000	9,503,154
1.75%, 04/30/22	10,385,300	10,584,690
1.88%, 04/30/22	7,550,000	7,706,014
1.75%, 05/15/22	8,319,100	8,484,832
2.13%, 05/15/22	8,500,000	8,708,018
0.13%, 05/31/22	12,300,000	12,305,525
1.75%, 05/31/22	8,810,000	8,992,050
1.88%, 05/31/22	5,393,600	5,513,481
1.75%, 06/15/22	9,000,000	9,192,656
0.13%, 06/30/22	8,400,000	8,402,953
1.75%, 06/30/22	6,000,000	6,131,836
2.13%, 06/30/22	6,000,000	6,161,484
1.75%, 07/15/22	5,000,000	5,112,793
0.13%, 07/31/22	8,700,000	8,702,889
1.88%, 07/31/22	7,800,000	7,994,848
2.00%, 07/31/22	4,538,200	4,659,721
1.50%, 08/15/22	8,200,000	8,366,562
1.63%, 08/15/22	3,819,100	3,903,538
0.13%, 08/31/22	9,400,000	9,402,570
1.63%, 08/31/22	6,127,000	6,265,456
1.88%, 08/31/22	4,470,000	4,587,599
1.50%, 09/15/22	6,700,000	6,842,898
0.13%, 09/30/22	9,200,000	9,202,336
1.75%, 09/30/22	6,298,900	6,461,294
1.88%, 09/30/22	5,500,000	5,652,647
1.38%, 10/15/22	5,600,000	5,714,078
0.13%, 10/31/22	9,600,000	9,601,313
1.88%, 10/31/22	3,466,200	3,567,546
2.00%, 10/31/22	6,000,000	6,187,734
1.63%, 11/15/22	7,954,400	8,158,853
0.13%, 11/30/22	12,000,000	12,000,938
2.00%, 11/30/22	10,471,600	10,814,790
1.63%, 12/15/22	6,100,000	6,264,176
0.13%, 12/31/22	11,000,000	10,999,785
2.13%, 12/31/22	10,660,800	11,050,377
1.50%, 01/15/23	5,000,000	5,128,027
0.13%, 01/31/23	13,000,000	12,999,492
1.75%, 01/31/23	4,910,800	5,063,112
2.38%, 01/31/23	5,500,000	5,736,543
1.38%, 02/15/23	3,400,000	3,482,543
2.00%, 02/15/23	9,414,600	9,758,637
0.13%, 02/28/23	13,000,000	12,999,839

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 02/28/23	4,393,600	4,513,137
2.63%, 02/28/23	5,500,000	5,772,852
0.50%, 03/15/23	6,300,000	6,346,020
1.50%, 03/31/23	6,600,000	6,786,141
2.50%, 03/31/23	5,500,000	5,770,488
0.25%, 04/15/23	8,000,000	8,016,250
1.63%, 04/30/23	5,260,800	5,427,461
2.75%, 04/30/23	5,200,000	5,490,875
0.13%, 05/15/23	8,200,000	8,193,273
1.75%, 05/15/23	9,184,400	9,504,778
1.63%, 05/31/23	4,329,900	4,470,960
2.75%, 05/31/23	5,600,000	5,924,625
0.25%, 06/15/23	10,200,000	10,218,328
1.38%, 06/30/23	4,913,000	5,049,643
2.63%, 06/30/23	5,500,000	5,815,820
0.13%, 07/15/23	8,500,000	8,489,043
1.25%, 07/31/23	6,500,000	6,667,832
2.75%, 07/31/23	4,800,000	5,097,000
0.13%, 08/15/23	9,700,000	9,684,086
2.50%, 08/15/23	8,402,200	8,879,419
1.38%, 08/31/23	5,500,000	5,662,637
2.75%, 08/31/23	4,800,000	5,105,625
0.13%, 09/15/23	8,500,000	8,483,398
1.38%, 09/30/23	4,574,500	4,712,986
2.88%, 09/30/23	5,200,000	5,557,906
0.13%, 10/15/23	11,300,000	11,273,957
1.63%, 10/31/23	5,450,000	5,654,375
2.88%, 10/31/23	5,600,000	5,995,500
0.25%, 11/15/23	12,000,000	12,007,031
2.75%, 11/15/23	8,438,200	9,013,712
2.13%, 11/30/23	3,700,000	3,892,660
2.88%, 11/30/23	2,200,000	2,359,414
0.13%, 12/15/23	8,400,000	8,372,437
2.25%, 12/31/23	4,575,200	4,834,342
2.63%, 12/31/23	5,750,000	6,136,553
0.13%, 01/15/24	13,000,000	12,950,234
2.25%, 01/31/24	5,724,500	6,055,671
2.50%, 01/31/24	6,000,000	6,390,469
0.13%, 02/15/24	12,000,000	11,949,844
2.75%, 02/15/24	9,450,000	10,142,508
2.13%, 02/29/24	5,464,100	5,765,693
2.38%, 02/29/24	5,000,000	5,312,695
2.13%, 03/31/24	11,254,400	11,884,822
2.00%, 04/30/24	5,500,000	5,792,832
2.25%, 04/30/24	8,750,000	9,283,203
2.50%, 05/15/24	10,757,600	11,513,153
2.00%, 05/31/24	9,100,000	9,590,902
1.75%, 06/30/24	9,100,000	9,521,586
2.00%, 06/30/24	4,750,000	5,010,322
1.75%, 07/31/24	7,600,000	7,956,547
2.13%, 07/31/24	5,000,000	5,298,633
2.38%, 08/15/24	12,426,900	13,284,647
1.25%, 08/31/24	7,600,000	7,826,812
1.88%, 08/31/24	5,665,000	5,957,987
1.50%, 09/30/24	6,300,000	6,545,355
2.13%, 09/30/24	4,750,000	5,041,680
1.50%, 10/31/24	7,300,000	7,584,301
2.25%, 10/31/24	5,400,000	5,761,125
2.25%, 11/15/24	11,426,900	12,192,413
1.50%, 11/30/24	8,710,000	9,050,234
2.13%, 11/30/24	5,500,000	5,844,180
1.75%, 12/31/24	7,200,000	7,551,281
2.25%, 12/31/24	4,600,000	4,913,734
1.38%, 01/31/25	7,100,000	7,344,340
2.50%, 01/31/25	4,500,000	4,854,023
2.00%, 02/15/25	12,298,900	13,029,628
1.13%, 02/28/25	8,950,000	9,169,904
2.75%, 02/28/25	5,250,000	5,719,219
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.50%, 03/31/25	9,600,000	9,591,375
2.63%, 03/31/25	3,700,000	4,014,645
0.38%, 04/30/25	8,000,000	7,944,062
2.88%, 04/30/25	5,300,000	5,811,988
2.13%, 05/15/25	9,921,600	10,578,131
0.25%, 05/31/25	8,900,000	8,782,492
2.88%, 05/31/25	4,600,000	5,049,398
0.25%, 06/30/25	9,000,000	8,872,383
2.75%, 06/30/25	3,850,000	4,209,283
0.25%, 07/31/25	10,100,000	9,946,527
2.88%, 07/31/25	4,500,000	4,949,121
2.00%, 08/15/25	11,607,400	12,326,061
0.25%, 08/31/25	9,400,000	9,246,516
2.75%, 08/31/25	4,400,000	4,818,000
0.25%, 09/30/25	10,900,000	10,709,676
3.00%, 09/30/25	3,900,000	4,318,488
0.25%, 10/31/25	10,400,000	10,209,469
3.00%, 10/31/25	3,100,000	3,436,156
2.25%, 11/15/25	12,080,200	12,978,665
0.38%, 11/30/25	11,000,000	10,849,180
2.88%, 11/30/25	2,200,000	2,428,078
0.38%, 12/31/25	11,300,000	11,132,707
2.63%, 12/31/25	4,400,000	4,807,859
0.38%, 01/31/26 (i)	12,400,000	12,203,828
2.63%, 01/31/26	4,400,000	4,811,641
1.63%, 02/15/26	10,545,800	11,021,185
0.50%, 02/28/26	14,000,000	13,856,560
2.50%, 02/28/26	6,000,000	6,528,984
2.25%, 03/31/26	6,100,000	6,563,934
2.38%, 04/30/26	4,200,000	4,546,992
1.63%, 05/15/26	11,424,500	11,931,462
2.13%, 05/31/26	5,200,000	5,564,203
1.88%, 06/30/26	4,950,000	5,232,885
1.88%, 07/31/26	5,500,000	5,813,672
1.50%, 08/15/26	12,571,600	13,031,740
1.38%, 08/31/26	5,600,000	5,766,031
1.63%, 09/30/26	4,400,000	4,588,547
1.63%, 10/31/26	4,800,000	5,002,875
2.00%, 11/15/26	10,473,900	11,135,065
1.63%, 11/30/26	4,900,000	5,105,762
1.75%, 12/31/26	5,000,000	5,245,703
1.50%, 01/31/27	4,700,000	4,860,828
2.25%, 02/15/27	9,442,600	10,176,246
1.13%, 02/28/27	2,500,000	2,529,297
0.63%, 03/31/27	5,850,000	5,738,941
0.50%, 04/30/27	7,600,000	7,389,813
2.38%, 05/15/27	11,500,000	12,486,035
0.50%, 05/31/27	7,800,000	7,572,703
0.50%, 06/30/27	7,600,000	7,369,328
2.25%, 08/15/27	10,942,000	11,794,707
0.38%, 09/30/27	10,800,000	10,340,156
0.50%, 10/31/27	10,700,000	10,315,469
2.25%, 11/15/27	10,000,000	10,775,000
0.63%, 11/30/27	10,600,000	10,290,281
0.63%, 12/31/27	12,600,000	12,219,047
0.75%, 01/31/28	10,200,000	9,965,719
2.75%, 02/15/28	12,850,000	14,281,570
1.13%, 02/29/28	13,000,000	13,016,759
2.88%, 05/15/28 (i)	13,350,000	14,973,902
2.88%, 08/15/28	12,950,000	14,545,481
3.13%, 11/15/28	13,050,000	14,915,742
2.63%, 02/15/29	13,000,000	14,401,562
2.38%, 05/15/29	10,750,000	11,708,262
1.63%, 08/15/29	8,600,000	8,856,656
1.75%, 11/15/29	6,000,000	6,237,188
1.50%, 02/15/30	13,000,000	13,214,297
0.63%, 05/15/30 (i)	17,905,000	16,792,932

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.88%, 11/15/30	24,300,000	23,200,805
1.13%, 02/15/31	9,000,000	8,782,734
Total Treasuries
(Cost $1,871,838,983)		1,907,679,583

Government Related 6.1% of net assets

Agency 2.5%
Foreign 0.9%
Austria 0.0%
Oesterreichische Kontrollbank AG
2.38%, 10/01/21	450,000	455,746
2.63%, 01/31/22	250,000	255,488
1.63%, 09/17/22	200,000	204,406
2.88%, 03/13/23	250,000	263,440
1.50%, 02/12/25	350,000	363,443
0.38%, 09/17/25	500,000	490,685
0.50%, 02/02/26	500,000	491,785
		2,524,993
Canada 0.0%
Export Development Canada
1.38%, 10/21/21	250,000	251,890
2.00%, 05/17/22	150,000	153,305
1.75%, 07/18/22	400,000	408,672
2.50%, 01/24/23	150,000	156,537
1.38%, 02/24/23	350,000	358,246
2.75%, 03/15/23	200,000	210,276
2.63%, 02/21/24	250,000	266,665
		1,805,591
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	250,000	252,590
Colombia 0.1%
Ecopetrol S.A.
5.88%, 09/18/23	496,000	550,927
4.13%, 01/16/25	250,000	268,440
5.38%, 06/26/26 (a)	450,000	508,019
6.88%, 04/29/30 (a)	350,000	429,856
7.38%, 09/18/43	425,000	535,160
5.88%, 05/28/45	450,000	490,968
		2,783,370
Germany 0.4%
FMS Wertmanagement
1.38%, 06/08/21 (j)	350,000	351,166
2.00%, 08/01/22 (j)	450,000	461,457
2.75%, 03/06/23 (j)	200,000	210,080
Kreditanstalt Fuer Wiederaufbau
2.38%, 08/25/21 (j)	374,000	378,009
1.75%, 09/15/21 (j)	150,000	151,293
2.00%, 11/30/21 (j)	450,000	456,161
3.13%, 12/15/21 (j)	650,000	665,132
2.63%, 01/25/22 (j)	500,000	511,085
2.50%, 02/15/22 (j)	775,000	792,213
2.13%, 03/07/22 (j)	500,000	509,935
2.13%, 06/15/22 (j)	650,000	666,399
1.75%, 08/22/22 (j)	200,000	204,662
2.00%, 09/29/22 (j)	1,000,000	1,028,880
2.00%, 10/04/22 (j)	100,000	102,888
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 12/29/22 (j)	650,000	675,902
2.13%, 01/17/23 (j)	1,250,000	1,295,150
1.63%, 02/15/23 (j)	750,000	770,805
0.25%, 10/19/23 (j)	1,000,000	998,670
2.63%, 02/28/24 (j)	950,000	1,014,011
0.25%, 03/08/24 (d)(j)	500,000	498,085
1.38%, 08/05/24 (j)	550,000	567,231
2.50%, 11/20/24 (j)	1,030,000	1,105,200
2.00%, 05/02/25 (j)	450,000	475,713
0.38%, 07/18/25 (j)	1,250,000	1,231,562
0.63%, 01/22/26 (j)	1,000,000	990,170
2.88%, 04/03/28 (j)	750,000	834,630
1.75%, 09/14/29 (j)	400,000	411,776
0.75%, 09/30/30 (j)	250,000	233,750
0.0, 06/29/37 (j)(k)	250,000	181,223
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (j)	150,000	151,326
2.25%, 10/01/21 (j)	250,000	252,990
2.00%, 12/06/21 (j)	250,000	253,458
2.00%, 01/13/25 (j)	300,000	316,572
0.50%, 05/27/25 (j)	300,000	298,305
2.38%, 06/10/25 (j)	750,000	804,765
1.75%, 07/27/26 (j)	250,000	261,035
0.88%, 09/03/30 (j)	500,000	471,830
		20,583,519
Japan 0.1%
Japan Bank for International Cooperation
3.13%, 07/20/21	250,000	252,763
1.50%, 07/21/21	500,000	502,430
2.50%, 06/01/22	200,000	205,548
2.38%, 07/21/22	400,000	411,564
2.38%, 11/16/22	250,000	258,848
1.75%, 01/23/23	350,000	359,600
0.63%, 05/22/23	600,000	604,020
3.25%, 07/20/23	400,000	426,972
0.38%, 09/15/23	500,000	499,590
3.38%, 10/31/23	500,000	538,685
2.50%, 05/23/24	750,000	797,497
3.00%, 05/29/24	200,000	216,022
1.75%, 10/17/24	200,000	208,150
2.50%, 05/28/25	250,000	268,653
2.75%, 01/21/26	200,000	216,954
2.38%, 04/20/26	500,000	533,955
1.88%, 07/21/26	200,000	208,674
2.25%, 11/04/26	300,000	319,311
2.88%, 06/01/27	200,000	220,344
2.88%, 07/21/27	200,000	219,684
2.75%, 11/16/27	200,000	218,320
3.25%, 07/20/28	200,000	225,978
3.50%, 10/31/28	200,000	230,300
2.00%, 10/17/29	200,000	207,828
1.25%, 01/21/31	250,000	242,225
Japan International Cooperation Agency
2.13%, 10/20/26	200,000	211,802
2.75%, 04/27/27	200,000	217,922
1.00%, 07/22/30	380,000	360,274
		9,183,913
Norway 0.1%
Equinor A.S.A.
2.75%, 11/10/21	150,000	152,573
3.15%, 01/23/22	200,000	205,154
2.45%, 01/17/23	100,000	103,981
2.65%, 01/15/24	150,000	159,002
3.70%, 03/01/24	393,000	430,516

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 04/06/25 (a)	350,000	375,956
3.00%, 04/06/27 (a)	200,000	218,162
3.63%, 09/10/28 (a)	400,000	451,336
3.13%, 04/06/30 (a)	250,000	272,002
3.63%, 04/06/40 (a)	100,000	110,281
5.10%, 08/17/40	114,000	149,773
4.25%, 11/23/41	100,000	118,898
3.95%, 05/15/43	150,000	169,732
4.80%, 11/08/43	100,000	126,126
3.25%, 11/18/49 (a)	300,000	305,820
3.70%, 04/06/50 (a)	250,000	274,802
		3,624,114
Republic of Korea 0.1%
Export-Import Bank of Korea
2.75%, 01/25/22	350,000	357,465
4.00%, 01/14/24	500,000	550,525
2.38%, 06/25/24	200,000	212,292
2.88%, 01/21/25	400,000	428,700
0.75%, 09/21/25	500,000	494,215
3.25%, 11/10/25	750,000	826,575
1.25%, 09/21/30	500,000	477,095
The Korea Development Bank
3.00%, 09/14/22	488,000	507,535
2.13%, 10/01/24	250,000	264,873
3.00%, 01/13/26	200,000	218,692
		4,337,967
Sweden 0.1%
Svensk Exportkredit AB
2.38%, 03/09/22	500,000	510,915
1.63%, 11/14/22	200,000	204,738
2.88%, 03/14/23	750,000	789,187
0.25%, 09/29/23	200,000	199,436
1.75%, 12/12/23	500,000	518,915
0.38%, 07/30/24	400,000	398,860
0.63%, 05/14/25	275,000	274,412
0.50%, 08/26/25	350,000	344,753
		3,241,216
		48,337,273
U.S. 1.6%
Fannie Mae
2.25%, 04/12/22	3,500,000	3,583,615
1.38%, 09/06/22	500,000	509,500
2.38%, 01/19/23	2,100,000	2,189,145
0.25%, 05/22/23	3,000,000	3,006,900
2.50%, 02/05/24	1,300,000	1,384,006
2.63%, 09/06/24	1,830,000	1,974,973
1.63%, 01/07/25	3,500,000	3,653,055
2.13%, 04/24/26	1,000,000	1,068,750
1.88%, 09/24/26	1,000,000	1,055,000
6.03%, 10/08/27	164,000	215,094
6.63%, 11/15/30	2,180,000	3,187,683
5.63%, 07/15/37	500,000	760,550
Federal Farm Credit Banks Funding Corp.
0.13%, 02/03/23	600,000	600,054
0.25%, 02/26/24	800,000	799,080
Federal Home Loan Bank
0.25%, 06/03/22	5,000,000	5,008,350
1.88%, 12/09/22	3,640,000	3,752,476
1.38%, 02/17/23	1,000,000	1,024,570
2.50%, 02/13/24	1,300,000	1,384,864
1.50%, 08/15/24	4,000,000	4,157,840
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 11/16/28	2,850,000	3,269,776
5.50%, 07/15/36	330,000	493,324
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	1,000,000	1,000,200
0.38%, 05/05/23	2,000,000	2,010,120
0.13%, 10/16/23	2,500,000	2,492,425
0.25%, 11/06/23	3,500,000	3,500,350
0.25%, 12/04/23	1,000,000	999,860
0.38%, 09/23/25	2,000,000	1,971,760
Federal National Mortgage Association
0.25%, 07/10/23	3,000,000	3,002,640
0.25%, 11/27/23	1,000,000	999,970
0.38%, 08/25/25	1,500,000	1,481,610
0.50%, 11/07/25	2,000,000	1,982,080
0.75%, 10/08/27	500,000	488,350
0.88%, 08/05/30	1,000,000	947,940
Freddie Mac
2.75%, 06/19/23	500,000	529,655
0.25%, 06/26/23	4,000,000	4,007,640
0.25%, 08/24/23	5,000,000	5,007,650
1.50%, 02/12/25	4,000,000	4,160,640
6.75%, 03/15/31	200,000	297,890
6.25%, 07/15/32	1,100,000	1,636,118
Tennessee Valley Authority
2.88%, 09/15/24	500,000	542,640
4.65%, 06/15/35	655,000	866,899
4.63%, 09/15/60	150,000	214,935
		81,219,977
		129,557,250

Local Authority 1.0%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.05%, 07/07/24	350,000	435,099
8.50%, 12/01/29	100,000	152,445
Province of Alberta
3.35%, 11/01/23	359,000	386,747
2.95%, 01/23/24	250,000	267,885
1.88%, 11/13/24	350,000	365,725
1.00%, 05/20/25	400,000	404,408
3.30%, 03/15/28	500,000	560,565
1.35%, 05/28/30	250,000	244,755
1.30%, 07/22/30	650,000	622,004
Province of British Columbia
2.65%, 09/22/21	100,000	101,370
2.00%, 10/23/22	350,000	360,311
1.75%, 09/27/24	400,000	417,964
2.25%, 06/02/26	150,000	160,242
1.30%, 01/29/31	500,000	485,480
Province of Manitoba
3.05%, 05/14/24	324,000	349,573
2.13%, 06/22/26	330,000	348,444
Province of New Brunswick
3.63%, 02/24/28	150,000	171,623
Province of Ontario
2.50%, 09/10/21	200,000	202,392
2.40%, 02/08/22	250,000	255,015
2.55%, 04/25/22	600,000	615,954
2.25%, 05/18/22	400,000	409,712
2.45%, 06/29/22	200,000	205,784
2.20%, 10/03/22	400,000	412,332
1.75%, 01/24/23	600,000	616,746

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.40%, 10/17/23	450,000	485,235
3.05%, 01/29/24	500,000	537,770
3.20%, 05/16/24	200,000	217,280
0.63%, 01/21/26	250,000	246,405
2.50%, 04/27/26	200,000	215,450
2.30%, 06/15/26	200,000	213,534
1.05%, 05/21/27	250,000	248,008
2.00%, 10/02/29	200,000	206,702
1.13%, 10/07/30	500,000	474,740
1.60%, 02/25/31	250,000	246,938
Province of Quebec
2.75%, 08/25/21	100,000	101,238
2.38%, 01/31/22	700,000	713,797
2.63%, 02/13/23	250,000	261,517
2.50%, 04/09/24	150,000	159,458
2.88%, 10/16/24	300,000	324,951
1.50%, 02/11/25	350,000	361,627
0.60%, 07/23/25	1,200,000	1,188,840
2.50%, 04/20/26	250,000	269,627
2.75%, 04/12/27	200,000	219,370
7.50%, 09/15/29	421,000	612,568
		15,857,630
U.S. 0.7%
American Municipal Power, Inc.
RB (Build America Bonds) Series 2010
6.27%, 02/15/50	100,000	137,962
8.08%, 02/15/50	250,000	436,400
Bay Area Toll Authority
2.57%, 04/01/31	200,000	210,450
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	400,000	638,916
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	230,000	396,936
Board of Regents of the University of Texas System
3.35%, 08/15/47 (a)	250,000	278,142
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,433,479
7.55%, 04/01/39	400,000	661,006
7.30%, 10/01/39	500,000	782,147
7.35%, 11/01/39	200,000	315,744
California State University
Series 2017B
3.90%, 11/01/47 (a)	50,000	58,214
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010
6.40%, 01/01/40	100,000	150,823
RB Series 2018C
4.47%, 01/01/49	150,000	191,734
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB Bonds (Pension Funding) Series 2008
6.90%, 12/01/40	750,000	1,050,859
City of Atlanta GA Water & Wastewater Revenue
Wstwtr Revenu Atlutl 11/35 Fixed 2.257
2.26%, 11/01/35 (a)	125,000	126,778
Security Rate, Maturity Date	Face Amount ($)	Value ($)
City of Houston TX
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	120,000	141,506
City of San Antonio TX Electric & Gas Systems
RB (Build America Bonds) Series 2009
5.99%, 02/01/39	190,000	268,038
City of San Antonio TX Electric & Gas Systems Revenue
2.91%, 02/01/48 (a)	125,000	126,921
City of San Francisco CA Public Utilities Commission
Cnty P Sfowtr 11/41 Fixed 2.825
2.83%, 11/01/41 (a)	100,000	102,833
RB Series 2020A
3.30%, 11/01/39 (a)	150,000	161,632
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	140,766
GO Series 2019D
2.66%, 09/01/39	145,000	155,056
2.81%, 09/01/43	100,000	106,690
GO Series 2019H
2.90%, 09/01/49	100,000	102,109
GO Series 2020C
2.51%, 07/01/41 (a)	185,000	186,651
Commonwealth of Massachusetts Transportation Fund
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	100,000	135,007
Commonwealth of Pennsylvania Financing Authority
RB Series 2016A
4.14%, 06/01/38	200,000	234,644
Connecticut
GO (Teachers' Retirement Fund) Series 2008A
5.85%, 03/15/32	250,000	337,280
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	150,000	229,480
County of Miami-Dade FL Water & Sewer System
RB Series 2019C
3.49%, 10/01/42 (a)	100,000	105,308
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2009B
6.00%, 12/01/44	140,000	207,203
Dallas County Hospital District
GO (Build America Bonds) Series 2009C
5.62%, 08/15/44	100,000	136,207
Dallas/Fort Worth International Airport
RB Series 2019A
2.99%, 11/01/38	100,000	104,488
RB Series 2020C
3.09%, 11/01/40 (a)	250,000	254,570
2.92%, 11/01/50	250,000	246,269
East Bay Municipal Utility District Water System
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	330,000	465,003

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Foothill-Eastern Transportation Corridor Agency
RB Series 2019A
3.92%, 01/15/53 (a)	100,000	105,344
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	100,000	135,235
Illinois
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	1,537,000	1,712,610
GO Bonds (Pension Funding) Series 2010
6.73%, 04/01/35	110,000	131,815
Illinois State Toll Highway Authority
6.18%, 01/01/34	100,000	137,697
JobsOhio Beverage System
4.53%, 01/01/35	300,000	373,162
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	490,000	556,340
Kansas Development Finance Authority
4.93%, 04/15/45	100,000	127,170
Los Angeles Community College District/CA
1.61%, 08/01/28	275,000	276,576
2.11%, 08/01/32 (a)	250,000	252,889
Los Angeles Department of Water & Power Power System
5.72%, 07/01/39	100,000	141,623
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	200,000	319,958
Los Angeles Unified School District
GO (Build America Bonds) Series 2009
5.75%, 07/01/34	250,000	340,385
GO (Build America Bonds) Series 2010
6.76%, 07/01/34	500,000	725,905
Maryland Health & Higher Educational Facilities Authority
RB Series 2020D
3.05%, 07/01/40 (a)	150,000	151,117
3.20%, 07/01/50	150,000	151,305
Massachusetts School Building Authority
RB Series 2020B
1.75%, 08/15/30	500,000	501,289
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board
RB (Build America Bonds) Series 2016B
4.05%, 07/01/26 (a)	130,000	146,033
Metropolitan Transportation Authority
RB (Build America Bonds) Series 2009
7.34%, 11/15/39	200,000	317,889
RB (Build America Bonds) Series 2010E
6.81%, 11/15/40	330,000	451,529
Michigan Finance Authority
RB Series 2019T
3.38%, 12/01/40	200,000	213,529
Michigan State Building Authority
2.71%, 10/15/40 (a)	250,000	250,031
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.64%, 04/01/57	148,000	214,207
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	148,000	214,726
New Jersey Economic Development Authority
RB Bonds (Pension Funding) Series 1997A
7.43%, 02/15/29	250,000	324,822
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	330,000	385,579
RB Series 2019B
4.13%, 06/15/42	200,000	215,568
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	350,000	574,329
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	350,000	556,169
New York City Transitional Finance Authority
RB (Build America Bonds) Series 2010
5.57%, 11/01/38	200,000	264,420
New York City Water & Sewer System
RB (Build America Bonds) Series 2010
5.72%, 06/15/42	125,000	180,184
New York City Water & Sewer System
Water System RB (Build America Bonds) Series 2010
6.01%, 06/15/42	250,000	369,745
New York State Dormitory Authority
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	50,000	68,079
RB Series 2009F
5.63%, 03/15/39	100,000	129,676
RB Series 2019B
3.14%, 07/01/43	220,000	218,764
New York State Urban Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	100,000	124,487
North Texas Tollway Authority
RB (Build America Bonds) Series 2009
6.72%, 01/01/49	150,000	243,370
Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	430,000	533,004
Oregon School Boards Association
GO Bonds (Pension Funding) Series 2002B
5.55%, 06/30/28	240,000	286,151
Port Authority of New York & New Jersey
Consolidated Bonds 164th Series
5.65%, 11/01/40	150,000	205,887

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Consolidated Bonds 165th Series
5.65%, 11/01/40	100,000	138,000
Consolidated Bonds 168th Series
4.93%, 10/01/51	200,000	269,225
Consolidated Bonds 181th Series
4.96%, 08/01/46	100,000	132,813
Consolidated Bonds 192th Series
4.81%, 10/15/65	170,000	227,717
Consolidated Bonds AAA Series
1.09%, 07/01/23	400,000	406,822
RB (Build America Bonds) Series 2012
4.46%, 10/01/62	450,000	572,526
Regents of the University of California Medical Center Pooled Revenue
6.55%, 05/15/48	100,000	150,029
6.58%, 05/15/49	75,000	113,974
Regional Transportation District Sales Tax Revenue
RB (Build America Bonds) Series 2010B
5.84%, 11/01/50	50,000	78,665
Rutgers The State University of New Jersey
GO Series 2019P
3.92%, 05/01/19 (a)	100,000	107,063
Sales Tax Securitization Corp.
3.59%, 01/01/43	15,000	15,554
RB Series 2018B
3.82%, 01/01/48	150,000	158,974
San Diego County Regional Transportation Commission
RB Series 2019A
3.25%, 04/01/48 (a)	150,000	155,353
San Diego County Water Authority., Class B
6.14%, 05/01/49	100,000	151,142
San Jose Redevelopment Agency Successor Agency
Tax Allocation Series 2017A-T
3.38%, 08/01/34 (a)	100,000	108,350
Santa Clara Valley Transportation Authority
RB (Build America Bonds) Series 2010
5.88%, 04/01/32	100,000	125,630
State Board of Administration Finance Corp.
1.26%, 07/01/25	300,000	302,958
1.71%, 07/01/27	400,000	405,634
2.15%, 07/01/30	600,000	610,392
State of California
2.38%, 10/01/26	175,000	187,038
7.63%, 03/01/40	300,000	492,232
GO Bonds
7.60%, 11/01/40	300,000	511,468
State of Illinois
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	100,000	122,271
State of Washington
5.14%, 08/01/40	100,000	143,083
Texas
GO (Build America Bonds) Series 2009A
5.52%, 04/01/39	580,000	831,990
Texas Private Activity Bond Surface Transportation Corp.
RB Series 2019B
3.92%, 12/31/49	150,000	162,917
Texas Transportation Commission
GO Bonds Series 2020
2.47%, 10/01/44 (a)	400,000	404,424
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Ohio State University
RB (Build America Bonds) Series 2010
4.91%, 06/01/40	300,000	396,348
RB Series 2016A
3.80%, 12/01/46	100,000	115,996
University of California
0.88%, 05/15/25 (a)	500,000	505,255
4.60%, 05/15/31	100,000	118,122
RB (Build America Bonds) Series 2009
5.77%, 05/15/43	500,000	700,885
RB Series 2012AD
4.86%, 05/15/12	100,000	133,678
RB Series 2015AQ
4.77%, 05/15/15	150,000	195,851
RB Series 2020BG
1.32%, 05/15/27 (a)	195,000	194,585
1.61%, 05/15/30 (a)	250,000	246,094
University of Michigan
2.44%, 04/01/40 (a)	250,000	248,137
University of Pittsburgh-of the Commonwealth System of Higher Education
GO Bonds Series 2019A
3.56%, 09/15/19 (a)	100,000	101,334
University of Virginia
RB Series 2017C
4.18%, 09/01/17 (a)	100,000	121,265
RB Series 2020
2.26%, 09/01/50 (a)	400,000	368,548
Westchester County Local Development Corp.
RB Series 2020
3.85%, 11/01/50 (a)	250,000	261,802
		34,239,993
		50,097,623

Sovereign 1.1%
Canada 0.0%
Canada Government International Bond
2.63%, 01/25/22	550,000	562,133
2.00%, 11/15/22	300,000	309,336
1.63%, 01/22/25	650,000	677,690
		1,549,159
Chile 0.1%
Chile Government International Bond
3.13%, 01/21/26	200,000	217,930
3.24%, 02/06/28 (a)	450,000	495,261
2.45%, 01/31/31 (a)	300,000	306,231
2.55%, 01/27/32 (a)	400,000	408,240
3.63%, 10/30/42	150,000	159,072
3.86%, 06/21/47	200,000	216,656
3.50%, 01/25/50 (a)	500,000	507,800
3.10%, 01/22/61 (a)	250,000	231,930
		2,543,120
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	202,628
2.63%, 03/15/23 (a)	200,000	205,362
4.00%, 02/26/24 (a)	300,000	319,818
8.13%, 05/21/24	250,000	300,350
4.50%, 01/28/26 (a)	300,000	332,520
3.88%, 04/25/27 (a)	500,000	540,325

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.50%, 03/15/29 (a)	550,000	609,708
3.00%, 01/30/30 (a)	500,000	498,455
3.13%, 04/15/31 (a)	450,000	449,154
7.38%, 09/18/37	362,000	484,331
6.13%, 01/18/41	350,000	423,566
5.63%, 02/26/44 (a)	450,000	522,247
5.00%, 06/15/45 (a)	900,000	978,849
5.20%, 05/15/49 (a)	400,000	449,048
4.13%, 05/15/51 (a)	500,000	483,520
3.88%, 02/15/61 (a)	250,000	227,278
		7,027,159
Hungary 0.0%
Hungary Government International Bond
5.38%, 02/21/23	500,000	547,790
5.75%, 11/22/23	300,000	341,073
5.38%, 03/25/24	300,000	341,586
7.63%, 03/29/41	350,000	589,659
		1,820,108
Indonesia 0.1%
Indonesia Government International Bond
2.95%, 01/11/23	150,000	155,888
3.50%, 01/11/28	200,000	216,610
4.10%, 04/24/28	250,000	280,987
4.75%, 02/11/29	200,000	233,774
3.40%, 09/18/29	200,000	214,810
2.85%, 02/14/30	1,000,000	1,031,590
3.85%, 10/15/30	300,000	333,195
4.35%, 01/11/48	400,000	440,820
5.35%, 02/11/49	200,000	252,990
3.70%, 10/30/49	300,000	304,890
3.50%, 02/14/50	200,000	199,874
4.20%, 10/15/50	250,000	275,552
4.45%, 04/15/70	200,000	224,140
		4,165,120
Israel 0.1%
Israel Government International Bond
4.00%, 06/30/22	200,000	209,778
3.15%, 06/30/23	500,000	530,725
2.88%, 03/16/26	200,000	218,378
3.25%, 01/17/28	200,000	224,950
2.75%, 07/03/30	350,000	375,445
4.50%, 01/30/43	500,000	623,625
4.13%, 01/17/48	200,000	240,270
3.88%, 07/03/50	300,000	334,344
4.50%, 04/03/20	200,000	247,962
State of Israel
2.50%, 01/15/30	200,000	210,712
3.38%, 01/15/50	350,000	358,446
		3,574,635
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	730,000	842,829
2.38%, 10/17/24	550,000	577,186
1.25%, 02/17/26	500,000	492,880
2.88%, 10/17/29	675,000	691,571
5.38%, 06/15/33	250,000	312,060
4.00%, 10/17/49	550,000	572,809
		3,489,335
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mexico 0.2%
Mexico Government International Bond
8.00%, 09/24/22	150,000	167,511
4.00%, 10/02/23	550,000	598,191
3.60%, 01/30/25	750,000	826,792
3.90%, 04/27/25 (a)	200,000	222,250
4.13%, 01/21/26	288,000	323,050
4.15%, 03/28/27	500,000	559,930
3.75%, 01/11/28	400,000	433,512
4.50%, 04/22/29	600,000	675,072
3.25%, 04/16/30 (a)	900,000	919,845
2.66%, 05/24/31 (a)	400,000	383,572
8.30%, 08/15/31	150,000	226,151
4.75%, 04/27/32 (a)	500,000	563,875
6.75%, 09/27/34	362,000	476,526
6.05%, 01/11/40	900,000	1,102,446
4.75%, 03/08/44	950,000	1,007,997
5.55%, 01/21/45	750,000	880,320
4.60%, 01/23/46	450,000	464,369
4.35%, 01/15/47	300,000	300,864
4.60%, 02/10/48	400,000	412,064
4.50%, 01/31/50 (a)	475,000	484,776
5.00%, 04/27/51 (a)	450,000	491,701
3.77%, 05/24/61 (a)	600,000	533,454
5.75%, 10/12/10	420,000	478,829
		12,533,097
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	218,216
3.75%, 03/16/25 (a)	300,000	326,895
8.88%, 09/30/27	250,000	348,390
3.88%, 03/17/28 (a)	600,000	660,720
9.38%, 04/01/29	100,000	148,022
3.16%, 01/23/30 (a)	200,000	209,398
2.25%, 09/29/32 (a)	1,000,000	961,320
6.70%, 01/26/36	131,000	177,479
4.50%, 05/15/47	250,000	281,325
4.50%, 04/16/50 (a)	400,000	449,384
4.30%, 04/29/53	200,000	218,624
4.50%, 04/01/56 (a)	350,000	387,429
3.87%, 07/23/60 (a)	850,000	845,903
		5,233,105
Peru 0.1%
Peruvian Government International Bond
7.35%, 07/21/25	250,000	314,117
2.39%, 01/23/26 (a)	200,000	208,596
4.13%, 08/25/27	450,000	511,344
2.84%, 06/20/30	150,000	156,005
2.78%, 01/23/31 (a)	400,000	412,616
1.86%, 12/01/32 (a)	250,000	234,990
8.75%, 11/21/33	450,000	713,178
6.55%, 03/14/37	300,000	417,423
5.63%, 11/18/50	395,000	547,217
2.78%, 12/01/60 (a)	250,000	213,420
3.23%, 07/28/21 (a)	250,000	212,483
		3,941,389
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	400,000	441,252
10.63%, 03/16/25	300,000	417,177
5.50%, 03/30/26	600,000	735,564
3.00%, 02/01/28	400,000	431,576

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 01/14/29	400,000	451,020
9.50%, 02/02/30	250,000	399,510
2.46%, 05/05/30	200,000	204,880
7.75%, 01/14/31	350,000	521,045
6.38%, 01/15/32	300,000	412,977
6.38%, 10/23/34	600,000	840,450
3.95%, 01/20/40	600,000	664,962
3.70%, 03/01/41	750,000	802,177
3.70%, 02/02/42	400,000	428,624
2.95%, 05/05/45	200,000	193,108
		6,944,322
Poland 0.0%
Republic of Poland Government International Bond
5.00%, 03/23/22	500,000	525,730
3.00%, 03/17/23	400,000	421,472
4.00%, 01/22/24	450,000	496,067
3.25%, 04/06/26	450,000	504,810
		1,948,079
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	217,660
2.00%, 06/19/24	200,000	210,444
5.63%, 11/03/25	232,000	281,527
2.75%, 01/19/27	250,000	272,898
2.50%, 06/19/29	200,000	214,356
4.13%, 06/10/44	200,000	253,570
		1,450,455
Uruguay 0.1%
Uruguay Government International Bond
8.00%, 11/18/22	100,000	108,947
4.50%, 08/14/24	113,000	123,363
4.38%, 10/27/27	500,000	571,580
4.38%, 01/23/31 (a)	350,000	405,689
7.63%, 03/21/36	150,000	233,478
4.13%, 11/20/45	150,000	170,073
5.10%, 06/18/50	750,000	933,667
4.98%, 04/20/55	600,000	739,368
		3,286,165
		59,505,248

Supranational* 1.5%
African Development Bank
1.63%, 09/16/22	500,000	511,060
2.13%, 11/16/22	800,000	826,240
0.75%, 04/03/23	500,000	505,585
3.00%, 09/20/23	250,000	267,060
Asian Development Bank
1.88%, 02/18/22	250,000	254,078
0.63%, 04/07/22	750,000	753,885
1.88%, 07/19/22	650,000	665,333
1.88%, 08/10/22	600,000	614,664
1.75%, 09/13/22	500,000	512,025
1.63%, 01/24/23	450,000	462,154
2.75%, 03/17/23	600,000	631,194
0.25%, 07/14/23	750,000	749,512
0.25%, 10/06/23	1,000,000	998,690
2.63%, 01/30/24	450,000	479,758
1.50%, 10/18/24	400,000	414,336
2.00%, 01/22/25	851,000	898,205
0.63%, 04/29/25	400,000	400,220
0.38%, 09/03/25	1,000,000	983,560
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.50%, 02/04/26	750,000	738,000
2.00%, 04/24/26	500,000	528,915
2.63%, 01/12/27	500,000	546,555
2.50%, 11/02/27	500,000	542,315
2.75%, 01/19/28	200,000	220,318
5.82%, 06/16/28	250,000	327,068
1.75%, 09/19/29	250,000	257,060
1.88%, 01/24/30	400,000	414,556
0.75%, 10/08/30	750,000	699,180
Corp. Andina de Fomento
4.38%, 06/15/22	362,000	379,325
2.75%, 01/06/23	250,000	259,733
2.38%, 05/12/23	350,000	362,135
1.63%, 09/23/25	300,000	302,676
Council of Europe Development Bank
1.75%, 09/26/22	350,000	358,551
2.63%, 02/13/23	250,000	261,738
0.25%, 06/10/23	150,000	150,048
0.25%, 10/20/23	350,000	349,398
1.38%, 02/27/25	150,000	154,755
European Bank for Reconstruction & Development
1.50%, 11/02/21	200,000	201,788
2.13%, 03/07/22	500,000	509,855
2.75%, 03/07/23	350,000	367,878
0.25%, 07/10/23	250,000	249,830
1.63%, 09/27/24	250,000	260,135
0.50%, 05/19/25	350,000	348,285
0.50%, 11/25/25	500,000	493,565
0.50%, 01/28/26	500,000	492,515
European Investment Bank
1.38%, 09/15/21	400,000	402,644
2.13%, 10/15/21	450,000	455,508
2.88%, 12/15/21	475,000	485,174
2.25%, 03/15/22	500,000	510,775
2.63%, 05/20/22	650,000	669,493
2.38%, 06/15/22	600,000	617,010
2.25%, 08/15/22	750,000	772,635
1.38%, 09/06/22	400,000	407,280
2.00%, 12/15/22	250,000	258,118
2.50%, 03/15/23	850,000	889,873
1.38%, 05/15/23	500,000	512,795
2.88%, 08/15/23	650,000	691,203
0.25%, 09/15/23	250,000	249,755
3.13%, 12/14/23	250,000	269,485
3.25%, 01/29/24	1,000,000	1,084,000
2.63%, 03/15/24	500,000	534,190
2.25%, 06/24/24	500,000	529,990
2.50%, 10/15/24	400,000	428,844
1.88%, 02/10/25	450,000	472,878
1.63%, 03/14/25	700,000	729,232
0.63%, 07/25/25	1,000,000	996,190
0.38%, 12/15/25	2,000,000	1,961,640
2.13%, 04/13/26	500,000	532,670
2.38%, 05/24/27	450,000	486,661
1.63%, 10/09/29	350,000	355,975
0.88%, 05/17/30	170,000	161,650
0.75%, 09/23/30	750,000	701,565
1.25%, 02/14/31	500,000	485,890
Inter-American Development Bank
1.25%, 09/14/21	250,000	251,490
2.13%, 01/18/22	1,100,000	1,118,854
1.75%, 09/14/22	500,000	512,075
2.50%, 01/18/23	600,000	626,088
0.50%, 05/24/23	1,050,000	1,056,877
3.00%, 10/04/23	200,000	213,930
0.25%, 11/15/23	1,500,000	1,497,630
2.63%, 01/16/24	500,000	532,535

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.00%, 02/21/24	250,000	269,503
2.13%, 01/15/25	1,000,000	1,060,160
1.75%, 03/14/25	500,000	523,035
0.88%, 04/03/25	300,000	303,657
0.63%, 07/15/25	400,000	398,236
2.00%, 06/02/26	524,000	553,889
2.00%, 07/23/26	300,000	317,160
2.38%, 07/07/27	350,000	376,162
0.63%, 09/16/27	1,000,000	965,630
3.13%, 09/18/28	650,000	735,397
2.25%, 06/18/29	700,000	746,081
1.13%, 01/13/31	250,000	240,225
4.38%, 01/24/44	100,000	135,956
International Bank for Reconstruction & Development
2.25%, 06/24/21	900,000	905,904
2.75%, 07/23/21	800,000	808,144
1.38%, 09/20/21	500,000	503,350
2.00%, 01/26/22	750,000	762,345
1.63%, 02/10/22	705,000	714,588
2.13%, 07/01/22	600,000	615,624
1.88%, 10/07/22	200,000	205,438
2.13%, 02/13/23	505,000	523,973
1.88%, 06/19/23	250,000	259,283
3.00%, 09/27/23	1,250,000	1,336,525
2.50%, 03/19/24	1,150,000	1,224,416
1.50%, 08/28/24	500,000	518,320
2.50%, 11/25/24	600,000	644,172
1.63%, 01/15/25	750,000	780,885
0.75%, 03/11/25	350,000	352,692
0.63%, 04/22/25	1,500,000	1,501,140
0.38%, 07/28/25	1,250,000	1,231,625
2.50%, 07/29/25	1,150,000	1,238,446
0.50%, 10/28/25	500,000	494,040
1.88%, 10/27/26	200,000	210,292
2.50%, 11/22/27	350,000	379,701
0.75%, 11/24/27	500,000	485,805
1.75%, 10/23/29	450,000	462,942
0.88%, 05/14/30	500,000	475,045
0.75%, 08/26/30	750,000	700,852
1.25%, 02/10/31	750,000	729,645
4.75%, 02/15/35	330,000	442,629
International Finance Corp.
2.00%, 10/24/22	200,000	205,990
0.50%, 03/20/23	200,000	201,062
2.88%, 07/31/23	550,000	584,045
1.38%, 10/16/24	350,000	361,176
0.38%, 07/16/25	450,000	443,286
2.13%, 04/07/26	200,000	212,994
0.75%, 08/27/30	500,000	467,685
Nordic Investment Bank
2.25%, 09/30/21	200,000	202,426
2.13%, 02/01/22	250,000	254,438
0.38%, 05/19/23	200,000	200,714
2.88%, 07/19/23	250,000	265,230
2.25%, 05/21/24	250,000	264,735
0.38%, 09/11/25	450,000	442,512
0.50%, 01/21/26	250,000	246,258
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	998,100
2.25%, 05/16/24	400,000	423,408
0.50%, 05/28/25	500,000	497,125
0.50%, 01/27/26	750,000	737,497
		75,307,931
Total Government Related
(Cost $305,616,291)		314,468,052

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Securitized 29.8% of net assets

Asset-Backed Securities 0.3%
Automobile 0.1%
Ally Auto Receivables Trust
Series 2018-3 Class A4
3.12%, 07/17/23 (a)	695,000	710,816
Ally Master Owner Trust
Series 2018-2A
3.29%, 05/15/23 (a)	200,000	201,231
Series 2018-4A
3.30%, 07/17/23 (a)	250,000	252,839
Ford Credit Auto Owner Trust
Series 2018-A Class A4
3.16%, 10/15/23 (a)	1,615,000	1,651,026
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 Class A2
3.06%, 04/15/26 (a)	172,000	184,916
Nissan Auto Receivables Owner Trust
Series 2017-C Class A4
2.28%, 02/15/24 (a)	650,000	656,924
Toyota Auto Receivables Owner Trust
Series 2019-B Class A3
2.57%, 08/15/23 (a)	620,000	629,745
Series 2018-C Class A4
3.13%, 02/15/24 (a)	150,000	155,169
1.68%, 05/15/25 (a)	1,030,000	1,061,248
		5,503,914
Credit Card 0.2%
American Express Credit Account Master Trust
Series 2018-2A
3.01%, 10/15/25 (a)	1,800,000	1,899,866
Discover Card Execution Note Trust
Series 2018-A1 Class A1
3.03%, 08/15/25 (a)	300,000	315,940
Capital One Multi-Asset Execution Trust
Series 2019-A3 Class A3
2.06%, 08/15/28 (a)	1,000,000	1,051,112
American Express Credit Account Master Trust
Series 2018-8A
3.18%, 04/15/24 (a)	1,100,000	1,117,478
Citibank Credit Card Issuance Trust
Series 2018-A6 Class A6
3.21%, 12/07/24 (a)	600,000	631,356
Discover Card Execution Note Trust
Series 2018-A5 Class A5
3.32%, 03/15/24 (a)	500,000	508,394
American Express Credit Account Master Trust
Series 2019-1A
2.87%, 10/15/24 (a)	1,200,000	1,233,303
2.00%, 04/15/25 (a)	1,000,000	1,027,309
Capital One Multi-Asset Execution Trust
Series 2017-A6 Class A6
2.29%, 07/15/25 (a)	450,000	464,368
		8,249,126
		13,753,040

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Commercial Mortgage-Backed Securities 2.2%
Banc of America Commercial Mortgage Trust
Series 2016-UB10 Class A3
2.90%, 07/15/49 (a)	350,000	372,585
BANK
Series 2017-BNK8 Class A4
3.49%, 11/15/50 (a)	1,190,000	1,328,561
Series 2017-BNK9 Class A4
3.54%, 11/15/54 (a)	950,000	1,063,507
Series 2017-BNK7 Class A5
3.44%, 09/15/60 (a)	150,000	166,626
Series 2019-BN19 Class A3
3.18%, 08/15/61 (a)	600,000	656,037
2.40%, 03/15/63 (a)	300,000	310,373
BBCMS Mortgage Trust
Series 2017-C1 Class A2
3.19%, 02/15/50 (a)	175,975	179,240
Series 2018-C2 Class A4
4.05%, 12/15/51 (a)	449,000	515,124
Benchmark Mortgage Trust
Series 2019-B9 Class A5
4.02%, 03/15/52 (a)	100,000	114,899
Series 2019-B12 Class A5
3.12%, 08/15/52 (a)	700,000	761,829
2.73%, 02/15/53 (a)	1,000,000	1,061,622
2.95%, 08/15/57 (a)	2,000,000	2,156,120
3.72%, 03/15/62 (a)	5,090,000	5,748,265
CD Mortgage Trust
Series 2016-CD1 Class A2
2.45%, 08/10/49 (a)	32,320	32,441
Series 2016-CD2 Class A4
3.53%, 11/10/49 (a)	240,000	267,073
CFCRE Commercial Mortgage Trust
Series 2016-C3 Class A3
3.87%, 01/10/48 (a)	402,000	449,186
Series 2016-C7 Class A3
3.84%, 12/10/54 (a)	2,200,000	2,468,365
Series 2016-C4 Class A4
3.28%, 05/10/58 (a)	430,000	467,956
Citigroup Commercial Mortgage Trust
Series 2012-GC8 Class A4
3.02%, 09/10/45 (a)	112,375	115,960
Series 2014-GC25 Class A4
3.64%, 10/10/47 (a)	253,748	277,400
Series 2016-GC36 Class A5
3.62%, 02/10/49 (a)	2,260,000	2,502,823
Series 2016-GC37 Class A4
3.31%, 04/10/49 (a)	100,000	109,454
Series 2017-C4 Class A4
3.47%, 10/12/50 (a)	5,700,000	6,351,189
COMM Mortgage Trust
Series 2012-LC4 Class A4
3.29%, 12/10/44 (a)	68,868	69,866
Series 2013-CCRE6 Class A4
3.10%, 03/10/46 (a)	300,000	313,580
Series 2014-CCRE15 Class A4
4.07%, 02/10/47 (a)(g)(l)	1,200,000	1,311,036
Series 2014-LC15 Class A4
4.01%, 04/10/47 (a)	250,000	272,928
Series 2014-CR18 Class A4
3.55%, 07/15/47 (a)	475,648	511,911
Series 2014-UBS4 Class A5
3.69%, 08/10/47 (a)	1,120,000	1,221,364
Series 2014-LC17 Class A5
3.92%, 10/10/47 (a)	45,000	49,654
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series 2014-CR20 Class A3
3.33%, 11/10/47 (a)	654,000	700,813
Series 2015-DC1 Class A5
3.35%, 02/10/48 (a)	500,000	542,977
Series 2015-CR24 Class A5
3.70%, 08/10/48 (a)	1,148,000	1,266,106
Series 2015-LC23 Class A4
3.77%, 10/10/48 (a)	330,000	366,389
Series 2016-CR28 Class A4
3.76%, 02/10/49 (a)	602,000	671,119
Series 2016-DC2 Class A5
3.77%, 02/10/49 (a)	300,000	333,726
Series 2015-PC1 Class ASB
3.61%, 07/10/50 (a)	860,699	913,560
Series 2013-CCRE11 Class A4
4.26%, 08/10/50 (a)	2,350,000	2,555,101
CSAIL Commercial Mortgage Trust
Series 2015-C1 Class A4
3.51%, 04/15/50 (a)	1,405,000	1,536,498
3.02%, 09/15/52 (a)	2,500,000	2,689,602
CSMC Trust
Series 2016 Class A4
3.79%, 12/15/49 (a)	2,000,000	2,237,093
Fannie Mae-ACES
Series 2014-M2 Class A2
3.51%, 12/25/23 (a)	91,990	99,054
Series 2015-M13 Class A2
2.71%, 06/25/25 (a)(g)(m)	199,501	213,042
Series 2016-M11 Class A2
2.37%, 07/25/26 (a)(g)(m)	785,000	830,732
Freddie Mac Multifamily Structured Pass-Through Certificates
Series K021 Class A2
2.40%, 06/25/22 (a)	128,000	129,894
Series K024 Class A2
2.57%, 09/25/22 (a)	531,000	542,908
Series K027 Class A2
2.64%, 01/25/23 (a)	1,805,000	1,858,511
Series K029 Class A2
3.32%, 02/25/23 (a)(g)(n)	923,000	965,305
Series K030 Class A2
3.25%, 04/25/23 (a)(g)(n)	200,000	209,296
Series K033 Class A2
3.06%, 07/25/23 (a)	381,000	402,071
Series K034 Class A2
3.53%, 07/25/23 (a)	100,000	106,920
Series K035 Class A2
3.46%, 08/25/23 (a)(g)(n)	983,000	1,049,787
Series K725 Class A2
3.00%, 01/25/24 (a)	1,000,000	1,065,619
Series K037 Class A2
3.49%, 01/25/24 (a)	750,000	807,925
Series K727 Class A2
2.95%, 07/25/24 (a)	100,000	106,428
Series K728 Class A2
3.06%, 08/25/24 (a)(g)(n)	400,000	429,031
Series K040 Class A2
3.24%, 09/25/24 (a)	100,000	108,296
Series K042 Class A2
2.67%, 12/25/24 (a)	400,000	425,501
Series K043 Class A2
3.06%, 12/25/24 (a)	200,000	216,140
Series K044 Class A2
2.81%, 01/25/25 (a)	645,000	691,553
Series K045 Class A2
3.02%, 01/25/25 (a)	500,000	540,203
Series KS03 Class A4
3.16%, 05/25/25 (a)(g)(n)	150,000	162,204

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Series K047 Class A2
3.33%, 05/25/25 (a)(g)(n)	400,000	438,645
Series K048 Class A2
3.28%, 06/25/25 (a)(g)(n)	1,150,000	1,267,075
Series K733 Class A2
3.75%, 08/25/25 (a)(g)(n)	1,400,000	1,553,481
Series K052 Class A2
3.15%, 11/25/25 (a)	100,000	109,082
Series K054 Class A2
2.75%, 01/25/26 (a)	10,000	10,858
Series K735 Class A2
2.86%, 05/25/26 (a)	830,000	907,245
Series K058 Class A2
2.65%, 08/25/26 (a)	600,000	644,703
Series K061 Class A2
3.35%, 11/25/26 (a)(g)(n)	2,500,000	2,789,065
Series K062 Class A2
3.41%, 12/25/26 (a)	300,000	336,368
Series K067 Class A1
2.90%, 03/25/27 (a)	1,809,884	1,931,478
Series K064 Class A2
3.22%, 03/25/27 (a)	750,000	839,839
Series K066 Class A2
3.12%, 06/25/27 (a)	1,200,000	1,333,322
Series K074 Class A1
3.60%, 09/25/27 (a)	142,506	157,156
Series K071 Class A2
3.29%, 11/25/27 (a)	2,000,000	2,259,978
Series K070 Class A2
3.30%, 11/25/27 (a)(g)(n)	500,000	565,517
Series K072 Class A2
3.44%, 12/25/27 (a)	900,000	1,023,595
Series K074 Class A2
3.60%, 01/25/28 (a)	3,500,000	4,029,356
Series K078 Class A2
3.85%, 06/25/28 (a)	1,182,367	1,384,133
Series K083 Class A2
4.05%, 09/25/28 (a)(g)(n)	250,000	297,168
Series K085 Class A2
4.06%, 10/25/28 (a)(g)(n)	700,000	831,322
Series K087 Class A2
3.77%, 12/25/28 (a)	100,000	117,012
Series K099 Class A2
2.60%, 09/25/29 (a)	2,210,000	2,392,301
Series K-1512 Class A2
2.99%, 05/25/31 (a)	2,500,000	2,755,187
Series K154 Class A2
3.42%, 04/25/32 (a)	700,000	807,514
Series K157 Class A2
3.99%, 05/25/33 (a)	360,000	431,124
GS Mortgage Securities Trust
Series 2012-GCJ7 Class A4
3.38%, 05/10/45 (a)	508,275	512,713
Series 2014-GC20 Class A5
4.00%, 04/10/47 (a)	225,000	243,446
JPMBB Commercial Mortgage Securities Trust
Series 2013-C17 Class A4
4.20%, 01/15/47 (a)	200,000	218,347
Series 2015-C33 Class A3
3.50%, 12/15/48 (a)	782,456	851,936
Series 2015-C33 Class A4
3.77%, 12/15/48 (a)	2,550,000	2,842,511
JPMDB Commercial Mortgage Securities Trust
Series 2015-C32 Class A5
3.60%, 11/15/48 (a)	1,000,000	1,100,362
Series 2018-C8 Class A3
3.94%, 06/15/51 (a)	300,000	341,307
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11 Class A4
4.15%, 08/15/46 (a)(g)(n)	350,000	370,797
Series 2013-C13 Class A4
4.04%, 11/15/46 (a)	360,000	390,661
Series 2013-C8 Class AS
3.38%, 12/15/48 (a)	100,000	104,117
Series 2016-C28 Class A4
3.54%, 01/15/49 (a)	1,300,000	1,428,534
Morgan Stanley Capital I Trust
Series 2015-A4 Class A4
3.78%, 05/15/48 (a)	50,000	55,081
Series 2015-UBS8 Class A4
3.81%, 12/15/48 (a)	400,000	443,443
Series 2011-C3 Class A4
4.12%, 07/15/49 (a)	160,238	161,407
Morgan Stanley Capital I Trust 2017-H1
3.26%, 06/15/50 (a)	250,000	272,702
Morgan Stanley Capital I Trust 2020-HR8
2.04%, 07/15/53 (a)	1,000,000	1,003,374
UBS Commercial Mortgage Trust
Series 2017-C3 Class A4
3.43%, 08/15/50 (a)	200,000	220,754
Series 2017-C6 Class A5
3.58%, 12/15/50 (a)	600,000	668,984
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 Class A4
3.18%, 03/10/46 (a)	250,000	260,692
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(g)(l)	1,409,000	1,510,905
Series 2015-C28 Class A3
3.29%, 05/15/48 (a)	265,138	283,457
3.72%, 12/15/48 (a)	2,100,000	2,333,881
Series 2016-NXS6 Class ASB
2.83%, 11/15/49 (a)	350,000	369,376
3.58%, 10/15/50 (a)	1,020,000	1,138,075
Series 2017-C41 Class A4
3.47%, 11/15/50 (a)	300,000	332,144
Series 2017-C42 Class A4
3.59%, 12/15/50 (a)	1,400,000	1,567,486
Series 2018-C44 Class A5
4.21%, 05/15/51 (a)	950,000	1,099,629
Series 2019-C50 Class A5
3.73%, 05/15/52 (a)	675,000	760,148
3.04%, 10/15/52 (a)	500,000	541,627
2.73%, 02/15/53 (a)	1,950,000	2,061,004
Series 2015-C30 Class A4
3.66%, 09/15/58 (a)	200,000	221,726
Series 2016-NXS5 Class A4
3.37%, 01/15/59 (a)	700,000	759,879
Series 2016-C32 Class A4
3.56%, 01/15/59 (a)	1,200,000	1,322,060
Series 2016-NXS5 Class A6
3.64%, 01/15/59 (a)	1,330,400	1,476,020
Series 2013-C33 Class A3
3.16%, 03/15/59 (a)	136,948	147,546
WFRBS Commercial Mortgage Trust
Series 2013-C15 Class A4
4.15%, 08/15/46 (a)(g)(n)	710,000	766,038
3.90%, 12/15/46 (a)	441,531	470,423
Series 2014-C20 Class ASB
3.64%, 05/15/47 (a)	650,836	681,383
		114,546,877

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Through 27.3%
Fannie Mae
4.00%, 04/01/24 to 08/01/50 (a)	76,424,269	83,472,412
4.50%, 12/01/24 to 05/01/50 (a)	30,712,856	34,076,887
3.50%, 10/01/25 to 08/01/50 (a)	111,355,017	119,745,530
3.00%, 10/01/26 to 09/01/50 (a)	132,611,365	140,314,814
2.50%, 07/01/27 to 03/01/51 (a)	99,512,921	103,404,868
2.00%, 12/01/27 to 03/01/51 (a)	103,332,957	105,014,257
5.50%, 12/01/32 to 11/01/48 (a)	4,431,508	5,105,210
5.00%, 11/01/33 to 01/01/50 (a)	9,028,323	10,203,499
6.50%, 08/01/34 to 05/01/40 (a)	198,366	235,283
6.00%, 04/01/35 to 07/01/41 (a)	1,822,948	2,119,582
1.50%, 08/01/35 to 02/01/51 (a)	19,564,125	19,500,063
Federal Home Loan Bank
2.00%, 12/01/35 (a)	2,349,579	2,430,927
1.50%, 03/01/36 to 12/01/50 (a)	4,553,915	4,503,769
2.50%, 01/01/43 (a)	252,302	264,090
Federal National Mortgage Association
1.00%, 03/01/36 (a)	200,000	198,706
Freddie Mac
2.00%, 08/01/23 to 03/01/51 (a)	87,392,459	88,687,751
4.00%, 03/01/24 to 07/01/50 (a)	33,782,408	36,789,264
3.50%, 01/01/26 to 06/01/50 (a)	52,105,057	55,973,797
3.00%, 08/01/26 to 09/01/50 (a)	82,124,931	86,758,225
2.50%, 04/01/27 to 02/01/51 (a)	63,544,586	66,015,064
6.00%, 05/01/32 to 07/01/40 (a)	1,090,869	1,271,046
5.50%, 06/01/33 to 08/01/41 (a)	2,352,053	2,710,165
5.00%, 11/01/33 to 12/01/49 (a)	5,578,322	6,331,164
4.50%, 05/01/34 to 08/01/49 (a)	16,812,824	18,706,737
1.50%, 08/01/35 to 03/01/51 (a)	22,398,383	22,206,480
6.50%, 02/01/36 (a)	118,286	139,840
Ginnie Mae
3.00%, 04/20/27 to 08/20/50 (a)	76,409,526	80,290,677
2.50%, 08/20/27 to 02/20/51 (a)	57,161,322	59,346,178
3.50%, 09/20/32 to 09/20/50 (a)	76,000,004	81,523,655
5.00%, 02/20/33 to 07/20/49 (a)	7,392,489	8,228,621
5.50%, 04/15/33 to 03/20/49 (a)	1,089,120	1,229,227
4.00%, 06/15/39 to 04/20/50 (a)	36,600,954	39,778,254
4.50%, 07/15/39 to 02/20/50 (a)	15,432,728	17,006,306
6.00%, 04/20/44 (a)	213,818	251,217
2.00%, 07/20/50 to 02/20/51 (a)	31,567,608	32,058,733
Ginnie Mae TBA
2.50%, 03/18/51 (a)(d)	1,000,000	1,037,291
3.00%, 03/18/51 (a)(d)	9,000,000	9,368,803
UMBS TBA
2.00%, 03/16/36 (a)(d)	3,500,000	3,619,632
2.50%, 03/16/36 to 03/11/51 (a)(d)	27,500,000	28,569,257
3.00%, 03/16/36 to 03/11/51 (a)(d)	1,500,000	1,578,899
1.50%, 03/11/51 (a)(d)	1,500,000	1,470,554
2.00%, 03/11/51 (a)(d)	23,500,000	23,730,063
		1,405,266,797
Total Securitized
(Cost $1,514,133,372)		1,533,566,714
Security	Number of Shares	Value ($)
Other Investment Companies 2.6% of net assets

Money Market Fund 2.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (o)	134,929,924	134,929,924

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.03% (o)	262,585	262,585
Total Other Investment Companies
(Cost $135,192,509)		135,192,509
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $32,484,359 or 0.6% of net assets.
(d)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(e)	Issuer is affiliated with the fund’s investment adviser.
(f)	All or a portion of this security is on loan. Securities on loan were valued at $257,292.
(g)	Variable-rate security.
(h)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(i)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(j)	Guaranteed by the Republic of Germany.
(k)	Zero Coupon Bond.
(l)	Security is a type of structured MBS that involves tranching (i.e. dividing) the underlying MBS pools’ cash flows into securities that have varying coupon and principal payback profiles. Tranches pay an investor an interest rate, which is determined by a formula set forth in the security’s offering documents. The floating interest rate may reset once a year and is generally tied to LIBOR, CMT, or COFI. A variable interest rate can also be affected by the current WAC.
(m)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the MBS pass-through rate, which is the rate earned from a securitized asset pool once management fees and guarantee fees have been paid to the securitizing corporation.
(n)	Variable rate is determined by formula set forth in the security’s offering documents and is affected by the current WAC.
(o)	The rate shown is the 7-day yield.

ACES —	Alternate Credit Enhancement Securities
CMT —	Constant Maturity Treasury is an index published by the Federal Reserve Board based on the monthly average yield of a range of Treasury securities maturing at different periods, adjusted to the equivalent of a one-year maturity.
COFI —	Cost of Funds Index is a regional index of the average interest expenses paid by financial institutions on money market accounts, passbooks, CDs, and other liabilities.
GO —	General obligation
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
MBS —	Mortgage-Backed Security
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
UMBS —	Uniform Mortgage-Backed Securities are single-class securities backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The fund owns corporate bonds of affiliates, The Charles Schwab Corp. and TD Ameritrade Holding Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. and TD Ameritrade Holding Corp. notes owned by the fund during the period ended February 28, 2021:
	Value at 08/31/20	Gross Purchases*	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 02/28/21	Face Amount at 02/28/21	Interest Income Earned
TD Ameritrade Holding Corp., 2.95%, 04/01/22	$155,666	$220	$—	$—	($2,197)	$153,689	150,000	$2,213
TD Ameritrade Holding Corp., 3.75%, 04/01/24	110,929	39	—	—	(1,598)	109,370	100,000	1,875
TD Ameritrade Holding Corp., 3.63%, 04/01/25	168,864	(559)	—	—	(3,126)	165,179	150,000	2,719
TD Ameritrade Holding Corp., 2.75%, 10/01/29	111,923	(348)	—	—	(5,045)	106,530	100,000	1,375
The Charles Schwab Corp., 2.65%, 01/25/23	158,122	(1,585)	—	—	(141)	156,396	150,000	1,987
The Charles Schwab Corp., 3.55%, 02/01/24	—	108,911	—	—	(27)	108,884	100,000	276
The Charles Schwab Corp., 4.20%, 03/24/25	174,274	112,604	—	—	(5,338)	281,540	250,000	3,570
The Charles Schwab Corp., 3.85%, 05/21/25	171,406	(1,131)	—	—	(2,492)	167,783	150,000	2,888
The Charles Schwab Corp., 0.90%, 03/11/26	—	251,977	—	—	(3,425)	248,552	250,000	225
The Charles Schwab Corp., 3.20%, 03/02/27	—	112,435	—	—	(1,602)	110,833	100,000	249
The Charles Schwab Corp., 3.20%, 01/25/28	171,118	(474)	—	—	(4,600)	166,044	150,000	2,400
The Charles Schwab Corp., 4.00%, 02/01/29	180,172	(1,107)	—	—	(5,278)	173,787	150,000	3,000
The Charles Schwab Corp., 3.25%, 05/22/29	231,464	(770)	—	—	(9,116)	221,578	200,000	3,250
The Charles Schwab Corp., 4.63%, 03/22/30	127,599	(494)	—	—	(5,592)	121,513	100,000	2,312
The Charles Schwab Corp., 1.65%, 03/11/31	—	99,155	—	—	(2,842)	96,313	100,000	165
Total	$1,761,537	$678,873	$—	$—	($52,419)	$2,387,991		$28,504
* Amount includes amortization of premiums and/or accretion of discounts.

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Schwab U.S. Aggregate Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$1,377,243,820	$—	$1,377,243,820
Treasuries	—	1,907,679,583	—	1,907,679,583
Government Related[1]	—	314,468,052	—	314,468,052
Securitized [1]	—	1,533,566,714	—	1,533,566,714
Other Investment Companies[1]	135,192,509	—	—	135,192,509
Total	$135,192,509	$5,132,958,169	$—	$5,268,150,678
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab U.S. Aggregate Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in affiliated issuers, at value (cost $2,319,828)		$2,387,991
Investments in unaffiliated issuers, at value (cost $5,130,533,919) including securities on loan of $257,292		5,265,500,102
Collateral invested for securities on loan, at value (cost $262,585)		262,585
Deposits with brokers for TBA margin		1,010,000
Receivables:
Investments sold		87,164,915
Fund shares sold		47,788,759
Interest		24,400,665
Dividends		2,212
Income from securities on loan	+	742
Total assets		5,428,517,971
Liabilities
Collateral held for securities on loan		262,585
Payables:
Investments bought		177,318,632
Investments bought — delayed-delivery		92,915,580
Investment adviser fees		158,100
Fund shares redeemed		6,895,275
Distributions to shareholders	+	1,704,973
Total liabilities		279,255,145
Net Assets
Total assets		5,428,517,971
Total liabilities	–	279,255,145
Net assets		$5,149,262,826
Net Assets by Source
Capital received from investors		5,025,274,311
Total distributable earnings		123,988,515

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,149,262,826		488,910,698		$10.53

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Schwab U.S. Aggregate Bond Index Fund
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Interest received from affiliated issuers		$28,504
Interest received from unaffiliated issuers		42,719,211
Dividends received from unaffiliated issuers		17,686
Securities on loan, net	+	2,372
Total investment income		42,767,773
Expenses
Investment adviser fees		977,164
Total expenses	–	977,164
Net investment income		41,790,609
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		2,867,836
Net change in unrealized appreciation (depreciation) on affiliated issuers		(52,419)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers	+	(130,902,280)
Net change in unrealized appreciation (depreciation)	+	(130,954,699)
Net realized and unrealized losses		(128,086,863)
Decrease in net assets resulting from operations		($86,296,254)

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Schwab U.S. Aggregate Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$41,790,609	$84,805,970
Net realized gains		2,867,836	27,475,771
Net change in unrealized appreciation (depreciation)	+	(130,954,699)	116,887,984
Increase (decrease) in net assets from operations		(86,296,254)	229,169,725
Distributions to Shareholders
Total distributions		($58,442,806)	($93,281,965)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		119,547,532	$1,285,629,500	244,861,715	$2,598,835,807
Shares reinvested		4,453,211	47,837,070	7,326,953	77,716,227
Shares redeemed	+	(68,586,260)	(736,551,859)	(102,784,206)	(1,086,743,664)
Net transactions in fund shares		55,414,483	$596,914,711	149,404,462	$1,589,808,370
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		433,496,215	$4,697,087,175	284,091,753	$2,971,391,045
Total increase	+	55,414,483	452,175,651	149,404,462	1,725,696,130
End of period		488,910,698	$5,149,262,826	433,496,215	$4,697,087,175

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Schwab Short-Term Bond Index Fund
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	2/23/17 [1]– 8/31/17
Per-Share Data
Net asset value at beginning of period	$10.39	$10.13	$9.80	$10.04	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.05	0.19	0.24	0.19	0.08
Net realized and unrealized gains (losses)	(0.06)	0.27	0.33	(0.24)	0.04
Total from investment operations	(0.01)	0.46	0.57	(0.05)	0.12
Less distributions:
Distributions from net investment income	(0.05)	(0.20)	(0.24)	(0.19)	(0.08)
Distributions from net realized gains	(0.03)	—	—	—	—
Total distributions	(0.08)	(0.20)	(0.24)	(0.19)	(0.08)
Net asset value at end of period	$10.30	$10.39	$10.13	$9.80	$10.04
Total return	(0.07%) [3]	4.59%	5.89%	(0.51%)	1.25% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [4]	0.06%	0.06%	0.06%	0.06% [4]
Net investment income (loss)	1.06% [4]	1.89%	2.43%	1.92%	1.64% [4]
Portfolio turnover rate	33% [3]	65%	46%	61%	49% [3],[5]
Net assets, end of period (x 1,000,000)	$2,052	$1,694	$877	$522	$381

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes in-kind transactions.

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Corporates 26.3% of net assets

Financial Institutions 10.9%
Banking 8.5%
Ally Financial, Inc.
4.13%, 02/13/22	100,000	103,491
4.63%, 05/19/22	150,000	157,290
3.05%, 06/05/23 (a)	200,000	210,206
1.45%, 10/02/23 (a)	500,000	508,410
3.88%, 05/21/24 (a)	100,000	108,908
5.13%, 09/30/24	100,000	114,048
4.63%, 03/30/25	100,000	112,545
5.80%, 05/01/25 (a)	200,000	234,280
American Express Co.
2.75%, 05/20/22 (a)	150,000	154,185
2.50%, 08/01/22 (a)	400,000	411,932
2.65%, 12/02/22	500,000	520,240
3.40%, 02/27/23 (a)	500,000	528,945
3.70%, 08/03/23 (a)	500,000	538,520
3.40%, 02/22/24 (a)	150,000	162,468
2.50%, 07/30/24 (a)	400,000	424,420
3.00%, 10/30/24 (a)	450,000	486,886
3.63%, 12/05/24 (a)	100,000	110,650
American Express Credit Corp.
2.70%, 03/03/22 (a)	450,000	460,296
Australia & New Zealand Banking Group Ltd.
2.63%, 11/09/22	250,000	260,018
Banco Bilbao Vizcaya Argentaria S.A.
0.88%, 09/18/23	200,000	201,728
1.13%, 09/18/25	200,000	198,584
Banco Santander S.A.
3.50%, 04/11/22	200,000	206,664
3.13%, 02/23/23	200,000	210,162
3.85%, 04/12/23	200,000	213,914
2.71%, 06/27/24	400,000	424,572
2.75%, 05/28/25	400,000	423,368
5.18%, 11/19/25	400,000	461,444
Bancolombia S.A.
3.00%, 01/29/25 (a)	200,000	207,844
BancorpSouth Bank
4.13%, 11/20/29 (a)(b)	50,000	51,595
Bank of America Corp.
2.50%, 10/21/22 (a)	400,000	405,536
3.30%, 01/11/23	750,000	791,580
2.88%, 04/24/23 (a)(b)	150,000	154,260
2.82%, 07/21/23 (a)(b)	650,000	671,541
4.10%, 07/24/23	750,000	816,292
3.00%, 12/20/23 (a)(b)	1,450,000	1,516,018
4.13%, 01/22/24	500,000	551,990
3.55%, 03/05/24 (a)(b)	650,000	689,851
4.00%, 04/01/24	550,000	605,583
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.49%, 05/19/24 (a)(b)	150,000	153,350
3.86%, 07/23/24 (a)(b)	500,000	539,045
4.20%, 08/26/24	800,000	888,696
0.81%, 10/24/24 (a)(b)	750,000	756,382
4.00%, 01/22/25	550,000	609,207
3.46%, 03/15/25 (a)(b)	400,000	432,100
3.95%, 04/21/25	650,000	719,836
3.88%, 08/01/25	350,000	391,853
0.98%, 09/25/25 (a)(b)	750,000	754,897
3.09%, 10/01/25 (a)(b)	300,000	323,775
2.46%, 10/22/25 (a)(b)	750,000	794,107
3.37%, 01/23/26 (a)(b)	600,000	652,530
2.02%, 02/13/26 (a)(b)	200,000	206,900
1.32%, 06/19/26 (a)(b)	750,000	755,535
1.20%, 10/24/26 (a)(b)	750,000	749,160
Bank of Montreal
2.90%, 03/26/22	850,000	874,344
2.35%, 09/11/22	150,000	154,899
2.55%, 11/06/22 (a)	150,000	155,504
0.45%, 12/08/23	150,000	150,359
3.30%, 02/05/24	300,000	323,718
2.50%, 06/28/24	200,000	212,378
1.85%, 05/01/25	350,000	361,805
0.95%, 01/22/27 (a)(b)	350,000	344,669
4.34%, 10/05/28 (a)(b)	300,000	326,727
BankUnited, Inc.
4.88%, 11/17/25 (a)	200,000	227,846
Barclays Bank PLC
1.70%, 05/12/22 (a)	550,000	558,547
Barclays PLC
3.68%, 01/10/23 (a)	400,000	410,692
4.34%, 05/16/24 (a)(b)	400,000	431,096
4.38%, 09/11/24	400,000	440,276
1.01%, 12/10/24 (a)(b)	500,000	503,010
3.65%, 03/16/25	425,000	462,795
3.93%, 05/07/25 (a)(b)	400,000	435,828
4.38%, 01/12/26	650,000	735,189
2.85%, 05/07/26 (a)(b)	400,000	422,400
BBVA USA
2.88%, 06/29/22 (a)	250,000	258,005
2.50%, 08/27/24 (a)	250,000	264,313
3.88%, 04/10/25 (a)	250,000	277,317
BNP Paribas S.A.
3.25%, 03/03/23	500,000	530,260
4.25%, 10/15/24	200,000	224,166
BPCE S.A.
4.00%, 04/15/24	250,000	275,700
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	250,000	257,560
0.95%, 06/23/23	500,000	505,935
2.61%, 07/22/23 (a)(b)	150,000	154,611
3.50%, 09/13/23	150,000	162,020

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.50%, 12/14/23	250,000	250,350
3.10%, 04/02/24	150,000	161,079
2.25%, 01/28/25	150,000	156,864
0.95%, 10/23/25	250,000	248,933
Capital One Bank USA NA
3.38%, 02/15/23	250,000	264,055
Capital One Financial Corp.
3.05%, 03/09/22 (a)	150,000	153,912
3.20%, 01/30/23 (a)	150,000	157,653
2.60%, 05/11/23 (a)	150,000	156,696
3.50%, 06/15/23	500,000	534,340
3.90%, 01/29/24 (a)	150,000	163,197
3.75%, 04/24/24 (a)	100,000	108,979
3.30%, 10/30/24 (a)	700,000	759,780
3.20%, 02/05/25 (a)	350,000	376,918
4.25%, 04/30/25 (a)	300,000	336,696
4.20%, 10/29/25 (a)	500,000	562,125
CIT Bank NA
2.97%, 09/27/25 (a)(b)	250,000	266,933
Citibank NA
3.65%, 01/23/24 (a)	500,000	543,805
Citigroup, Inc.
2.75%, 04/25/22 (a)	400,000	410,432
4.05%, 07/30/22	300,000	315,162
2.70%, 10/27/22 (a)	400,000	414,776
3.50%, 05/15/23	200,000	212,846
2.88%, 07/24/23 (a)(b)	600,000	620,064
3.88%, 10/25/23	400,000	436,024
1.68%, 05/15/24 (a)(b)	250,000	256,308
4.04%, 06/01/24 (a)(b)	350,000	377,828
3.75%, 06/16/24	100,000	110,108
4.00%, 08/05/24	300,000	330,876
0.78%, 10/30/24 (a)(b)	500,000	502,945
3.88%, 03/26/25	200,000	219,954
3.35%, 04/24/25 (a)(b)	650,000	701,766
3.30%, 04/27/25	500,000	546,965
4.40%, 06/10/25	700,000	787,108
5.50%, 09/13/25	400,000	472,704
3.70%, 01/12/26	500,000	558,390
3.11%, 04/08/26 (a)(b)	750,000	807,240
1.12%, 01/28/27 (a)(b)	500,000	493,865
Citizens Bank NA
2.65%, 05/26/22 (a)	250,000	256,615
3.70%, 03/29/23 (a)	250,000	266,313
2.25%, 04/28/25 (a)	250,000	262,125
Citizens Financial Group, Inc.
4.30%, 12/03/25 (a)	200,000	225,902
Comerica, Inc.
3.70%, 07/31/23 (a)	200,000	215,092
Cooperatieve Rabobank UA
3.95%, 11/09/22	250,000	264,248
2.75%, 01/10/23	500,000	522,695
4.63%, 12/01/23	750,000	831,547
3.38%, 05/21/25	250,000	275,153
4.38%, 08/04/25	250,000	282,395
Credit Suisse AG
2.10%, 11/12/21	250,000	253,250
2.80%, 04/08/22	300,000	308,364
1.00%, 05/05/23	550,000	557,535
0.50%, 02/02/24	500,000	499,790
3.63%, 09/09/24	650,000	714,889
2.95%, 04/09/25	300,000	324,396
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 09/15/22	500,000	525,420
3.80%, 06/09/23	500,000	536,435
3.75%, 03/26/25	500,000	548,940
Deutsche Bank AG
3.30%, 11/16/22	200,000	208,704
3.95%, 02/27/23	500,000	530,560
3.70%, 05/30/24	300,000	323,900
2.22%, 09/18/24 (a)(b)	450,000	463,351
3.96%, 11/26/25 (a)(b)	600,000	655,878
2.13%, 11/24/26 (a)(b)	500,000	505,790
Discover Bank
4.20%, 08/08/23	250,000	271,853
2.45%, 09/12/24 (a)	250,000	263,833
Discover Financial Services
3.95%, 11/06/24 (a)	250,000	275,562
3.75%, 03/04/25 (a)	200,000	218,794
4.50%, 01/30/26 (a)	250,000	284,882
Fifth Third Bancorp
1.63%, 05/05/23 (a)	100,000	102,588
3.65%, 01/25/24 (a)	400,000	434,168
2.38%, 01/28/25 (a)	100,000	104,975
Fifth Third Bank
1.80%, 01/30/23 (a)	250,000	257,038
3.95%, 07/28/25 (a)	250,000	281,770
First Citizens BancShares, Inc.
3.38%, 03/15/30 (a)(b)	50,000	51,090
First Horizon Corp.
3.55%, 05/26/23 (a)	200,000	211,956
4.00%, 05/26/25 (a)	100,000	111,094
First Republic Bank/CA
1.91%, 02/12/24 (a)(b)	250,000	256,873
FNB Corp/PA
2.20%, 02/24/23 (a)	50,000	50,996
HSBC Holdings PLC
3.26%, 03/13/23 (a)(b)	600,000	617,520
3.60%, 05/25/23	400,000	427,904
3.03%, 11/22/23 (a)(b)	350,000	365,414
4.25%, 03/14/24	450,000	492,646
3.95%, 05/18/24 (a)(b)	600,000	644,274
3.80%, 03/11/25 (a)(b)	600,000	652,092
4.25%, 08/18/25	350,000	391,044
2.63%, 11/07/25 (a)(b)	800,000	846,640
1.65%, 04/18/26 (a)(b)	625,000	632,456
2.10%, 06/04/26 (a)(b)	350,000	360,612
4.29%, 09/12/26 (a)(b)	600,000	672,690
HSBC USA, Inc.
3.50%, 06/23/24	100,000	109,164
Huntington Bancshares, Inc.
2.30%, 01/14/22 (a)	250,000	254,010
2.63%, 08/06/24 (a)	350,000	372,074
ING Groep N.V.
3.15%, 03/29/22	250,000	257,728
4.10%, 10/02/23	200,000	218,380
3.55%, 04/09/24	450,000	489,154
JPMorgan Chase & Co.
3.25%, 09/23/22	850,000	889,261
2.97%, 01/15/23 (a)	500,000	511,515
3.20%, 01/25/23	550,000	580,118
3.21%, 04/01/23 (a)(b)	600,000	618,414
2.78%, 04/25/23 (a)(b)	250,000	256,810
3.38%, 05/01/23	600,000	638,370
2.70%, 05/18/23 (a)	500,000	524,120
3.88%, 02/01/24	250,000	274,188
3.56%, 04/23/24 (a)(b)	450,000	479,637

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.63%, 05/13/24	450,000	493,749
1.51%, 06/01/24 (a)(b)	400,000	409,548
3.80%, 07/23/24 (a)(b)	650,000	700,648
3.88%, 09/10/24	800,000	885,256
0.65%, 09/16/24 (a)(b)	400,000	402,592
4.02%, 12/05/24 (a)(b)	550,000	601,848
3.13%, 01/23/25 (a)	550,000	593,967
0.56%, 02/16/25 (a)(b)	250,000	249,333
3.22%, 03/01/25 (a)(b)	550,000	591,129
3.90%, 07/15/25 (a)	600,000	668,760
7.75%, 07/15/25	100,000	128,016
2.30%, 10/15/25 (a)(b)	750,000	789,195
2.01%, 03/13/26 (a)(b)	550,000	569,998
2.08%, 04/22/26 (a)(b)	850,000	882,716
1.05%, 11/19/26 (a)(b)	600,000	594,474
3.96%, 01/29/27 (a)(b)	500,000	562,960
1.04%, 02/04/27 (a)(b)	500,000	493,375
KeyBank NA
2.30%, 09/14/22	250,000	257,830
3.38%, 03/07/23	250,000	265,308
1.25%, 03/10/23	250,000	254,805
0.42%, 01/03/24 (a)(b)	250,000	250,540
KeyCorp
4.15%, 10/29/25	250,000	284,897
Lloyds Banking Group PLC
2.86%, 03/17/23 (a)(b)	200,000	204,966
1.33%, 06/15/23 (a)(b)	400,000	404,188
4.05%, 08/16/23	400,000	434,148
2.91%, 11/07/23 (a)(b)	500,000	519,560
3.90%, 03/12/24	200,000	219,118
4.50%, 11/04/24	200,000	223,526
4.45%, 05/08/25	450,000	508,878
3.87%, 07/09/25 (a)(b)	500,000	548,740
4.58%, 12/10/25	450,000	509,746
2.44%, 02/05/26 (a)(b)	400,000	417,816
M&T Bank Corp.
3.55%, 07/26/23 (a)	250,000	268,765
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (a)	250,000	269,613
Mitsubishi UFJ Financial Group, Inc.
3.00%, 02/22/22	250,000	256,653
3.22%, 03/07/22	200,000	205,930
2.62%, 07/18/22	250,000	257,885
2.67%, 07/25/22	500,000	516,015
3.46%, 03/02/23	150,000	158,981
3.76%, 07/26/23	450,000	484,888
3.41%, 03/07/24	650,000	702,377
2.80%, 07/18/24	200,000	213,748
0.85%, 09/15/24 (a)(b)	1,000,000	1,008,140
2.19%, 02/25/25	550,000	572,456
3.78%, 03/02/25	250,000	275,468
1.41%, 07/17/25	400,000	403,904
Mizuho Financial Group, Inc.
2.60%, 09/11/22	200,000	206,928
3.55%, 03/05/23	300,000	318,687
2.72%, 07/16/23 (a)(b)	200,000	206,308
1.24%, 07/10/24 (a)(b)	250,000	253,868
0.85%, 09/08/24 (a)(b)	375,000	377,344
3.92%, 09/11/24 (a)(b)	200,000	216,606
2.84%, 07/16/25 (a)(b)	200,000	212,586
2.56%, 09/13/25 (a)(b)	200,000	211,078
2.23%, 05/25/26 (a)(b)	250,000	260,003
Morgan Stanley
2.75%, 05/19/22	850,000	875,848
4.88%, 11/01/22	400,000	428,980
3.13%, 01/23/23	500,000	525,735
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 02/25/23	500,000	532,980
4.10%, 05/22/23	500,000	538,550
0.56%, 11/10/23 (a)(b)	400,000	400,676
0.53%, 01/25/24 (a)(b)	750,000	750,480
3.74%, 04/24/24 (a)(b)	700,000	747,789
3.88%, 04/29/24	750,000	824,850
3.70%, 10/23/24	650,000	718,087
2.72%, 07/22/25 (a)(b)	500,000	531,975
4.00%, 07/23/25	750,000	843,862
0.86%, 10/21/25 (a)(b)	500,000	501,125
5.00%, 11/24/25	600,000	701,640
3.88%, 01/27/26	750,000	844,927
2.19%, 04/28/26 (a)(b)	750,000	779,242
0.99%, 12/10/26 (a)(b)	750,000	741,232
MUFG Americas Holdings Corp.
3.50%, 06/18/22	100,000	104,117
MUFG Union Bank NA
3.15%, 04/01/22 (a)	250,000	257,183
National Australia Bank Ltd.
2.50%, 05/22/22	250,000	256,950
2.88%, 04/12/23	300,000	316,284
3.63%, 06/20/23	250,000	268,960
National Bank of Canada
2.10%, 02/01/23	250,000	258,150
0.90%, 08/15/23 (a)(b)	250,000	251,655
Natwest Group PLC
6.13%, 12/15/22	400,000	436,180
3.50%, 05/15/23 (a)(b)	400,000	414,032
6.10%, 06/10/23	350,000	389,168
3.88%, 09/12/23	400,000	431,904
6.00%, 12/19/23	400,000	453,804
2.36%, 05/22/24 (a)(b)	200,000	207,164
5.13%, 05/28/24	600,000	671,712
4.52%, 06/25/24 (a)(b)	200,000	217,346
4.27%, 03/22/25 (a)(b)	600,000	658,506
3.75%, 11/01/29 (a)(b)	200,000	211,680
People's United Financial, Inc.
3.65%, 12/06/22 (a)	100,000	104,729
PNC Bank NA
2.45%, 07/28/22 (a)	250,000	257,313
2.70%, 11/01/22 (a)	250,000	259,425
2.95%, 01/30/23 (a)	250,000	261,888
3.50%, 06/08/23 (a)	250,000	267,355
3.80%, 07/25/23 (a)	250,000	269,688
2.95%, 02/23/25 (a)	250,000	269,500
3.25%, 06/01/25 (a)	250,000	274,123
Regions Financial Corp.
3.80%, 08/14/23 (a)	150,000	161,568
2.25%, 05/18/25 (a)	200,000	209,484
Royal Bank of Canada
2.80%, 04/29/22	250,000	257,398
1.95%, 01/17/23	200,000	206,182
1.60%, 04/17/23	300,000	307,863
3.70%, 10/05/23	325,000	352,667
0.50%, 10/26/23	750,000	752,685
0.43%, 01/19/24	250,000	249,385
2.55%, 07/16/24	250,000	266,125
2.25%, 11/01/24	200,000	211,294
1.15%, 06/10/25	300,000	301,848
0.88%, 01/20/26	500,000	495,025
4.65%, 01/27/26	300,000	348,381
Santander Holdings USA, Inc.
3.70%, 03/28/22 (a)	261,000	269,031
3.40%, 01/18/23 (a)	100,000	104,699
3.50%, 06/07/24 (a)	100,000	107,589

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 06/02/25 (a)	300,000	323,409
4.50%, 07/17/25 (a)	500,000	557,770
Santander UK Group Holdings PLC
3.57%, 01/10/23 (a)	200,000	205,276
3.37%, 01/05/24 (a)(b)	250,000	262,513
4.80%, 11/15/24 (a)(b)	200,000	221,616
1.53%, 08/21/26 (a)(b)	400,000	401,140
Santander UK PLC
2.10%, 01/13/23	400,000	412,760
4.00%, 03/13/24	200,000	219,868
2.88%, 06/18/24	200,000	214,520
Signature Bank
4.00%, 10/15/30 (a)(b)	100,000	103,682
State Street Corp.
3.10%, 05/15/23	250,000	265,205
3.70%, 11/20/23	350,000	382,396
3.78%, 12/03/24 (a)(b)	100,000	109,151
3.30%, 12/16/24	200,000	220,472
3.55%, 08/18/25	400,000	445,404
2.35%, 11/01/25 (a)(b)	450,000	478,048
2.90%, 03/30/26 (a)(b)	150,000	161,486
Sumitomo Mitsui Banking Corp.
3.95%, 07/19/23	250,000	271,170
3.95%, 01/10/24	250,000	274,083
3.40%, 07/11/24	250,000	272,755
Sumitomo Mitsui Financial Group, Inc.
2.78%, 07/12/22	450,000	464,967
2.78%, 10/18/22	150,000	155,880
3.10%, 01/17/23	250,000	262,750
3.75%, 07/19/23	200,000	215,756
3.94%, 10/16/23	400,000	436,212
0.51%, 01/12/24	200,000	199,972
2.70%, 07/16/24	400,000	426,072
2.45%, 09/27/24	200,000	211,722
2.35%, 01/15/25	400,000	418,928
1.47%, 07/08/25	700,000	709,940
0.95%, 01/12/26	250,000	246,473
SVB Financial Group
3.50%, 01/29/25	100,000	109,434
Svenska Handelsbanken AB
3.90%, 11/20/23	500,000	547,405
Synchrony Bank
3.00%, 06/15/22 (a)	250,000	257,440
Synchrony Financial
2.85%, 07/25/22 (a)	600,000	618,288
4.38%, 03/19/24 (a)	75,000	82,321
4.25%, 08/15/24 (a)	150,000	164,781
4.50%, 07/23/25 (a)	250,000	279,292
The Bank of New York Mellon Corp.
1.95%, 08/23/22	200,000	205,140
1.85%, 01/27/23 (a)	100,000	102,905
2.95%, 01/29/23 (a)	150,000	157,340
3.50%, 04/28/23	150,000	160,329
2.66%, 05/16/23 (a)(b)	200,000	205,664
3.45%, 08/11/23	250,000	269,093
2.20%, 08/16/23 (a)	350,000	365,197
0.35%, 12/07/23 (a)	250,000	250,440
3.65%, 02/04/24 (a)	150,000	163,617
3.25%, 09/11/24 (a)	100,000	109,299
2.10%, 10/24/24	400,000	422,416
3.00%, 02/24/25 (a)	200,000	216,312
1.60%, 04/24/25 (a)	200,000	206,018
3.95%, 11/18/25 (a)	250,000	284,045
0.75%, 01/28/26 (a)	500,000	494,645
Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Bank of Nova Scotia
2.70%, 03/07/22	500,000	512,735
2.38%, 01/18/23	150,000	155,748
1.95%, 02/01/23	300,000	309,201
1.63%, 05/01/23	300,000	308,223
0.55%, 09/15/23	650,000	653,035
3.40%, 02/11/24	250,000	270,650
2.20%, 02/03/25	200,000	209,132
1.30%, 06/11/25	200,000	202,018
4.50%, 12/16/25	250,000	287,030
1.05%, 03/02/26 (c)	200,000	198,932
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	250,000	262,180
3.00%, 04/26/22 (a)	650,000	652,574
3.63%, 01/22/23	750,000	795,082
0.48%, 01/27/23 (a)	500,000	500,140
3.20%, 02/23/23 (a)	250,000	263,013
2.91%, 06/05/23 (a)(b)	300,000	309,246
2.91%, 07/24/23 (a)(b)	600,000	620,238
0.63%, 11/17/23 (a)(b)	750,000	752,497
3.63%, 02/20/24 (a)	350,000	380,443
4.00%, 03/03/24	600,000	660,072
3.85%, 07/08/24 (a)	700,000	767,081
3.50%, 01/23/25 (a)	625,000	680,512
3.50%, 04/01/25 (a)	850,000	931,030
3.75%, 05/22/25 (a)	500,000	552,245
3.27%, 09/29/25 (a)(b)	550,000	596,662
4.25%, 10/21/25	500,000	562,915
0.86%, 02/12/26 (a)(b)	250,000	248,028
3.75%, 02/25/26 (a)	500,000	558,395
1.09%, 12/09/26 (a)(b)	550,000	545,534
The Huntington National Bank
2.50%, 08/07/22 (a)	250,000	257,418
3.55%, 10/06/23 (a)	250,000	269,993
The PNC Financial Services Group, Inc.
3.30%, 03/08/22 (a)	200,000	205,728
2.85%, 11/09/22	250,000	260,905
3.50%, 01/23/24 (a)	200,000	217,168
3.90%, 04/29/24 (a)	100,000	110,007
2.20%, 11/01/24 (a)	200,000	211,732
The Toronto-Dominion Bank
1.90%, 12/01/22	250,000	257,183
0.25%, 01/06/23	250,000	249,853
0.75%, 06/12/23	350,000	353,272
3.50%, 07/19/23	400,000	430,496
0.45%, 09/11/23	400,000	401,072
3.25%, 03/11/24	150,000	162,054
2.65%, 06/12/24	300,000	320,325
1.15%, 06/12/25	250,000	251,698
0.75%, 09/11/25	400,000	395,240
0.75%, 01/06/26	250,000	246,023
Truist Bank
2.63%, 01/15/22 (a)	200,000	203,812
2.80%, 05/17/22 (a)	200,000	205,726
1.25%, 03/09/23 (a)	400,000	407,280
3.20%, 04/01/24 (a)	200,000	215,916
3.69%, 08/02/24 (a)(b)	100,000	107,352
2.15%, 12/06/24 (a)	250,000	263,520
1.50%, 03/10/25 (a)	750,000	767,632
3.63%, 09/16/25 (a)	300,000	333,195
2.64%, 09/17/29 (a)(b)	250,000	263,688
Truist Financial Corp.
3.95%, 03/22/22 (a)	350,000	362,253
3.05%, 06/20/22 (a)	400,000	413,588
2.20%, 03/16/23 (a)	350,000	362,775
3.75%, 12/06/23 (a)	450,000	490,095

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.50%, 08/01/24 (a)	200,000	212,012
2.85%, 10/26/24 (a)	150,000	161,406
4.00%, 05/01/25 (a)	500,000	558,740
1.20%, 08/05/25 (a)	250,000	252,585
1.27%, 03/02/27 (a)(b)	200,000	201,072
US Bancorp
2.63%, 01/24/22 (a)	150,000	152,936
3.00%, 03/15/22 (a)	150,000	154,098
2.95%, 07/15/22 (a)	350,000	361,921
3.70%, 01/30/24 (a)	400,000	436,520
3.38%, 02/05/24 (a)	250,000	270,555
2.40%, 07/30/24 (a)	350,000	371,311
3.60%, 09/11/24 (a)	300,000	330,030
1.45%, 05/12/25 (a)	400,000	408,972
3.95%, 11/17/25 (a)	250,000	283,190
US Bank NA
2.80%, 01/27/25 (a)	250,000	267,953
US Bank NA/Cincinnati OH
1.95%, 01/09/23 (a)	250,000	257,500
3.40%, 07/24/23 (a)	500,000	535,475
2.05%, 01/21/25 (a)	250,000	261,103
Wells Fargo & Co.
3.50%, 03/08/22	400,000	413,312
2.63%, 07/22/22	900,000	928,935
3.07%, 01/24/23 (a)	750,000	768,172
3.45%, 02/13/23	500,000	529,585
4.13%, 08/15/23	400,000	435,152
4.48%, 01/16/24	100,000	111,028
3.75%, 01/24/24 (a)	750,000	815,310
1.65%, 06/02/24 (a)(b)	600,000	615,306
3.30%, 09/09/24	300,000	326,982
3.00%, 02/19/25	850,000	914,056
3.55%, 09/29/25	750,000	829,267
2.41%, 10/30/25 (a)(b)	700,000	738,598
2.16%, 02/11/26 (a)(b)	650,000	676,526
2.19%, 04/30/26 (a)(b)	950,000	989,653
Wells Fargo Bank NA
3.55%, 08/14/23 (a)	550,000	592,256
Westpac Banking Corp.
2.50%, 06/28/22	200,000	205,966
2.75%, 01/11/23	500,000	523,070
2.00%, 01/13/23	150,000	154,796
3.65%, 05/15/23	500,000	536,370
3.30%, 02/26/24	150,000	162,420
2.35%, 02/19/25	200,000	211,070
2.89%, 02/04/30 (a)(b)	400,000	415,780
		175,243,551
Brokerage/Asset Managers/Exchanges 0.3%
Affiliated Managers Group, Inc.
4.25%, 02/15/24	100,000	110,189
3.50%, 08/01/25	200,000	219,138
Ameriprise Financial, Inc.
3.00%, 03/22/22	100,000	102,915
4.00%, 10/15/23	150,000	164,087
3.70%, 10/15/24	250,000	276,642
3.00%, 04/02/25 (a)	200,000	215,214
BGC Partners, Inc.
3.75%, 10/01/24 (a)	100,000	105,024
BlackRock, Inc.
3.38%, 06/01/22	250,000	259,815
3.50%, 03/18/24	250,000	273,777
Brookfield Asset Management, Inc.
4.00%, 01/15/25 (a)	100,000	110,064
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brookfield Finance, Inc.
4.00%, 04/01/24 (a)	300,000	328,161
CME Group, Inc.
3.00%, 03/15/25 (a)	400,000	431,900
E*TRADE Financial Corp.
2.95%, 08/24/22 (a)	300,000	310,698
Eaton Vance Corp.
3.63%, 06/15/23	100,000	107,046
Franklin Resources, Inc.
2.85%, 03/30/25	100,000	107,405
Intercontinental Exchange, Inc.
2.35%, 09/15/22 (a)	100,000	102,887
0.70%, 06/15/23	300,000	301,878
3.45%, 09/21/23 (a)	200,000	214,866
4.00%, 10/15/23	100,000	109,086
3.75%, 12/01/25 (a)	500,000	556,035
Invesco Finance PLC
3.13%, 11/30/22	100,000	104,779
4.00%, 01/30/24	100,000	109,878
Jefferies Financial Group, Inc.
5.50%, 10/18/23 (a)	100,000	109,101
Jefferies Group LLC
5.13%, 01/20/23	100,000	108,416
Lazard Group LLC
3.75%, 02/13/25	100,000	109,197
Nasdaq, Inc.
0.45%, 12/21/22 (a)	250,000	250,117
4.25%, 06/01/24 (a)	50,000	55,149
Nomura Holdings, Inc.
2.65%, 01/16/25	400,000	421,116
1.85%, 07/16/25	400,000	408,780
Stifel Financial Corp.
4.25%, 07/18/24	200,000	222,934
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (a)(d)	100,000	102,459
3.63%, 04/01/25 (a)(d)	150,000	165,179
The Charles Schwab Corp.
2.65%, 01/25/23 (a)(d)	75,000	78,198
3.55%, 02/01/24 (a)(d)	100,000	108,884
3.00%, 03/10/25 (a)(d)	100,000	107,683
4.20%, 03/24/25 (a)(d)	200,000	225,232
3.85%, 05/21/25 (a)(d)	150,000	167,783
		7,261,712
Finance Companies 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.30%, 01/23/23 (a)	150,000	156,098
4.13%, 07/03/23 (a)	200,000	212,548
4.50%, 09/15/23 (a)	250,000	270,225
4.88%, 01/16/24 (a)	300,000	327,216
3.15%, 02/15/24 (a)	300,000	314,580
2.88%, 08/14/24 (a)	150,000	156,140
3.50%, 01/15/25 (a)	150,000	158,133
6.50%, 07/15/25 (a)	350,000	409,906
4.45%, 10/01/25 (a)	150,000	164,316
1.75%, 01/30/26 (a)	250,000	243,973
Air Lease Corp.
2.63%, 07/01/22 (a)	155,000	158,861
2.25%, 01/15/23	100,000	102,709
2.75%, 01/15/23 (a)	350,000	362,365
3.88%, 07/03/23 (a)	150,000	160,079
3.00%, 09/15/23 (a)	100,000	104,912
4.25%, 02/01/24 (a)	300,000	326,820
0.70%, 02/15/24 (a)	250,000	247,707

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.25%, 09/15/24 (a)	100,000	109,724
2.30%, 02/01/25 (a)	200,000	204,818
3.25%, 03/01/25 (a)	200,000	211,640
3.38%, 07/01/25 (a)	125,000	132,989
2.88%, 01/15/26 (a)	400,000	416,892
Aircastle Ltd.
4.40%, 09/25/23 (a)	150,000	159,690
4.13%, 05/01/24 (a)	300,000	317,190
Ares Capital Corp.
3.50%, 02/10/23 (a)	75,000	78,753
4.20%, 06/10/24 (a)	400,000	435,132
4.25%, 03/01/25 (a)	100,000	108,288
3.25%, 07/15/25 (a)	300,000	314,337
3.88%, 01/15/26 (a)	250,000	267,537
FS KKR Capital Corp.
4.75%, 05/15/22 (a)	100,000	104,048
4.63%, 07/15/24 (a)	100,000	107,229
4.13%, 02/01/25 (a)	50,000	51,885
3.40%, 01/15/26 (a)	250,000	250,157
GATX Corp.
4.35%, 02/15/24 (a)	100,000	109,977
GE Capital Funding LLC
3.45%, 05/15/25 (a)(e)	400,000	434,728
GE Capital International Funding Co.
3.37%, 11/15/25	500,000	546,155
Goldman Sachs BDC, Inc.
3.75%, 02/10/25 (a)	50,000	53,241
2.88%, 01/15/26 (a)	300,000	306,984
International Lease Finance Corp.
5.88%, 08/15/22	240,000	257,424
Main Street Capital Corp.
5.20%, 05/01/24	50,000	54,220
Oaktree Specialty Lending Corp.
3.50%, 02/25/25 (a)	50,000	51,731
Owl Rock Capital Corp.
5.25%, 04/15/24 (a)	250,000	274,327
4.00%, 03/30/25 (a)	50,000	52,894
3.75%, 07/22/25 (a)	250,000	261,242
		9,549,820
Financial Other 0.1%
Blackstone Secured Lending Fund
3.65%, 07/14/23 (e)	200,000	208,990
3.63%, 01/15/26 (a)(e)	200,000	207,594
CME Group, Inc.
3.00%, 09/15/22	250,000	260,400
ORIX Corp.
2.90%, 07/18/22	280,000	289,215
4.05%, 01/16/24	150,000	163,945
		1,130,144
Insurance 0.8%
Aetna, Inc.
2.75%, 11/15/22 (a)	300,000	310,314
2.80%, 06/15/23 (a)	300,000	314,559
3.50%, 11/15/24 (a)	300,000	328,767
Aflac, Inc.
3.63%, 06/15/23	350,000	375,928
3.63%, 11/15/24	250,000	277,195
Allied World Assurance Co., Holdings Ltd.
4.35%, 10/29/25 (a)	150,000	162,797
Security Rate, Maturity Date	Face Amount ($)	Value ($)
American International Group, Inc.
4.88%, 06/01/22	200,000	211,144
4.13%, 02/15/24	400,000	441,804
2.50%, 06/30/25 (a)	250,000	264,417
3.75%, 07/10/25 (a)	500,000	552,115
Anthem, Inc.
3.13%, 05/15/22	300,000	310,074
3.30%, 01/15/23	200,000	210,612
3.50%, 08/15/24 (a)	100,000	109,059
3.35%, 12/01/24 (a)	200,000	218,524
2.38%, 01/15/25 (a)	300,000	315,777
Aon Corp.
2.20%, 11/15/22	200,000	206,322
Aon PLC
4.00%, 11/27/23 (a)	100,000	108,649
3.50%, 06/14/24 (a)	250,000	270,795
3.88%, 12/15/25 (a)	200,000	223,856
Aspen Insurance Holdings Ltd.
4.65%, 11/15/23	100,000	109,729
Assurant, Inc.
4.20%, 09/27/23 (a)	100,000	108,812
Assured Guaranty US Holdings, Inc.
5.00%, 07/01/24	300,000	340,815
Berkshire Hathaway Finance Corp.
3.00%, 05/15/22	350,000	361,679
Berkshire Hathaway, Inc.
3.00%, 02/11/23	100,000	105,290
2.75%, 03/15/23 (a)	350,000	365,991
Brown & Brown, Inc.
4.20%, 09/15/24 (a)	100,000	111,537
Chubb INA Holdings, Inc.
2.88%, 11/03/22 (a)	100,000	103,897
2.70%, 03/13/23	150,000	157,272
3.35%, 05/15/24	100,000	108,901
3.15%, 03/15/25	650,000	705,874
CNA Financial Corp.
3.95%, 05/15/24 (a)	100,000	109,520
CNO Financial Group, Inc.
5.25%, 05/30/25 (a)	200,000	229,980
Equitable Holdings, Inc.
3.90%, 04/20/23 (a)	65,000	69,571
Fidelity National Financial, Inc.
5.50%, 09/01/22	100,000	107,226
Globe Life, Inc.
3.80%, 09/15/22	100,000	105,142
Humana, Inc.
3.15%, 12/01/22 (a)	200,000	208,026
2.90%, 12/15/22 (a)	50,000	52,076
3.85%, 10/01/24 (a)	100,000	110,018
4.50%, 04/01/25 (a)	250,000	283,220
Lincoln National Corp.
4.00%, 09/01/23	150,000	163,211
Loews Corp.
2.63%, 05/15/23 (a)	150,000	156,555
Markel Corp.
4.90%, 07/01/22	100,000	105,858
Marsh & McLennan Cos., Inc.
3.30%, 03/14/23 (a)	100,000	105,415
3.88%, 03/15/24 (a)	250,000	274,105
3.50%, 06/03/24 (a)	100,000	108,464
3.50%, 03/10/25 (a)	150,000	164,506

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
MetLife, Inc.
3.05%, 12/15/22	150,000	157,550
4.37%, 09/15/23	300,000	329,859
3.60%, 04/10/24	150,000	164,129
3.60%, 11/13/25 (a)	250,000	278,727
Old Republic International Corp.
4.88%, 10/01/24 (a)	100,000	113,379
Principal Financial Group, Inc.
3.30%, 09/15/22	100,000	104,484
Prudential Financial, Inc.
3.50%, 05/15/24	250,000	273,932
5.88%, 09/15/42 (a)(b)	250,000	263,650
5.63%, 06/15/43 (a)(b)	350,000	375,641
5.20%, 03/15/44 (a)(b)	200,000	213,240
5.38%, 05/15/45 (a)(b)	200,000	221,394
Reinsurance Group of America, Inc.
4.70%, 09/15/23	100,000	110,330
The Allstate Corp.
3.15%, 06/15/23	250,000	265,985
0.75%, 12/15/25 (a)	150,000	148,566
5.75%, 08/15/53 (a)(b)	175,000	187,252
UnitedHealth Group, Inc.
2.88%, 12/15/21	150,000	153,153
3.35%, 07/15/22	300,000	312,468
2.38%, 10/15/22	250,000	258,410
2.75%, 02/15/23 (a)	250,000	260,435
2.88%, 03/15/23	300,000	315,321
3.50%, 06/15/23	100,000	107,202
3.50%, 02/15/24	297,000	322,646
2.38%, 08/15/24	100,000	106,195
3.75%, 07/15/25	500,000	558,810
Unum Group
4.00%, 03/15/24	70,000	76,532
4.50%, 03/15/25 (a)	150,000	168,505
Voya Financial, Inc.
3.13%, 07/15/24 (a)	100,000	107,697
5.65%, 05/15/53 (a)(b)	300,000	320,520
W R Berkley Corp.
4.63%, 03/15/22	100,000	104,301
Willis North America, Inc.
3.60%, 05/15/24 (a)	100,000	108,696
XLIT Ltd.
4.45%, 03/31/25	100,000	113,068
		16,747,475
REITs 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25 (a)	200,000	218,648
American Campus Communities Operating Partnership LP
3.75%, 04/15/23 (a)	100,000	106,013
4.13%, 07/01/24 (a)	150,000	164,688
AvalonBay Communities, Inc.
2.95%, 09/15/22 (a)	100,000	103,413
3.50%, 11/15/24 (a)	100,000	109,833
3.45%, 06/01/25 (a)	200,000	219,126
3.50%, 11/15/25 (a)	200,000	221,180
Boston Properties LP
3.85%, 02/01/23 (a)	250,000	264,125
3.13%, 09/01/23 (a)	200,000	211,572
3.80%, 02/01/24 (a)	150,000	162,417
3.20%, 01/15/25 (a)	200,000	215,392
3.65%, 02/01/26 (a)	300,000	333,735
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Brixmor Operating Partnership LP
3.25%, 09/15/23 (a)	100,000	105,848
3.65%, 06/15/24 (a)	100,000	108,256
3.85%, 02/01/25 (a)	100,000	109,010
Corporate Office Properties LP
3.60%, 05/15/23 (a)	200,000	210,386
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (a)	100,000	106,690
Digital Realty Trust LP
4.75%, 10/01/25 (a)	200,000	230,172
ERP Operating LP
3.00%, 04/15/23 (a)	150,000	157,221
Essex Portfolio LP
3.25%, 05/01/23 (a)	100,000	105,150
3.88%, 05/01/24 (a)	100,000	109,025
3.50%, 04/01/25 (a)	150,000	163,530
Federal Realty Investment Trust
3.95%, 01/15/24 (a)	75,000	81,457
1.25%, 02/15/26 (a)	200,000	200,382
Healthpeak Properties, Inc.
3.40%, 02/01/25 (a)	100,000	108,600
4.00%, 06/01/25 (a)	200,000	223,386
Host Hotels & Resorts LP
3.75%, 10/15/23 (a)	150,000	159,290
3.88%, 04/01/24 (a)	100,000	106,161
4.50%, 02/01/26 (a)	100,000	109,537
Kilroy Realty LP
3.80%, 01/15/23 (a)	200,000	209,194
3.45%, 12/15/24 (a)	100,000	107,972
Kimco Realty Corp.
3.40%, 11/01/22 (a)	175,000	182,704
2.70%, 03/01/24 (a)	200,000	211,162
3.30%, 02/01/25 (a)	200,000	216,470
Mid-America Apartments LP
4.30%, 10/15/23 (a)	100,000	108,692
4.00%, 11/15/25 (a)	250,000	279,957
National Retail Properties, Inc.
3.90%, 06/15/24 (a)	100,000	109,274
4.00%, 11/15/25 (a)	200,000	222,338
Office Properties Income Trust
4.00%, 07/15/22 (a)	175,000	179,361
4.25%, 05/15/24 (a)	100,000	105,812
4.50%, 02/01/25 (a)	250,000	266,665
Omega Healthcare Investors, Inc.
4.38%, 08/01/23 (a)	200,000	216,106
4.50%, 01/15/25 (a)	100,000	109,164
5.25%, 01/15/26 (a)	250,000	284,555
Piedmont Operating Partnership LP
3.40%, 06/01/23 (a)	100,000	104,863
4.45%, 03/15/24 (a)	100,000	108,534
ProLogis LP
3.75%, 11/01/25 (a)	200,000	223,632
Public Storage
2.37%, 09/15/22 (a)	100,000	103,041
0.88%, 02/15/26 (a)	150,000	148,394
Realty Income Corp.
4.65%, 08/01/23 (a)	350,000	381,486
3.88%, 04/15/25 (a)	250,000	277,900
Sabra Health Care LP
4.80%, 06/01/24 (a)	100,000	109,595
Simon Property Group LP
2.75%, 02/01/23 (a)	100,000	103,979
2.75%, 06/01/23 (a)	250,000	261,908

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.75%, 02/01/24 (a)	100,000	108,102
2.00%, 09/13/24 (a)	300,000	312,393
3.38%, 10/01/24 (a)	300,000	325,410
3.50%, 09/01/25 (a)	550,000	600,121
SITE Centers Corp.
3.63%, 02/01/25 (a)	50,000	52,218
SL Green Operating Partnership LP
3.25%, 10/15/22 (a)	200,000	207,530
Ventas Realty LP
3.13%, 06/15/23 (a)	150,000	157,851
3.50%, 04/15/24 (a)	100,000	108,385
3.75%, 05/01/24 (a)	100,000	108,607
2.65%, 01/15/25 (a)	100,000	105,858
3.50%, 02/01/25 (a)	100,000	108,938
4.13%, 01/15/26 (a)	200,000	226,744
VEREIT Operating Partnership LP
4.60%, 02/06/24 (a)	100,000	110,143
4.63%, 11/01/25 (a)	250,000	285,857
Vornado Realty LP
3.50%, 01/15/25 (a)	100,000	106,419
Welltower, Inc.
3.95%, 09/01/23 (a)	150,000	162,480
4.50%, 01/15/24 (a)	300,000	330,195
3.63%, 03/15/24 (a)	250,000	270,810
4.00%, 06/01/25 (a)	300,000	333,111
WP Carey, Inc.
4.00%, 02/01/25 (a)	250,000	274,762
		13,652,935
		223,585,637

Industrial 14.1%
Basic Industry 0.5%
Air Products & Chemicals, Inc.
2.75%, 02/03/23	79,000	82,632
3.35%, 07/31/24 (a)	100,000	108,825
1.50%, 10/15/25 (a)	200,000	204,760
Albemarle Corp.
4.15%, 12/01/24 (a)	100,000	111,519
BHP Billiton Finance (USA) Ltd.
3.85%, 09/30/23	200,000	217,864
Celanese US Holdings LLC
3.50%, 05/08/24 (a)	100,000	107,666
Celulosa Arauco y Constitucion S.A.
4.50%, 08/01/24 (a)	200,000	218,442
Domtar Corp.
4.40%, 04/01/22 (a)	250,000	257,670
DuPont de Nemours, Inc.
2.17%, 05/01/23	650,000	653,529
4.21%, 11/15/23 (a)	500,000	548,115
4.49%, 11/15/25 (a)	500,000	573,075
Eastman Chemical Co.
3.80%, 03/15/25 (a)	200,000	219,374
Ecolab, Inc.
2.38%, 08/10/22 (a)	100,000	102,795
3.25%, 01/14/23 (a)	100,000	104,893
EI du Pont de Nemours & Co.
1.70%, 07/15/25 (a)	100,000	102,611
Fibria Overseas Finance Ltd.
5.25%, 05/12/24	200,000	222,276
FMC Corp.
4.10%, 02/01/24 (a)	100,000	108,675
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Huntsman International LLC
5.13%, 11/15/22 (a)	200,000	211,966
Kinross Gold Corp.
5.95%, 03/15/24 (a)	350,000	397,393
LYB International Finance BV
4.00%, 07/15/23	450,000	486,877
LYB International Finance III LLC
1.25%, 10/01/25 (a)	250,000	250,303
LyondellBasell Industries N.V.
5.75%, 04/15/24 (a)	250,000	284,100
Newmont Corp.
3.50%, 03/15/22 (a)	150,000	153,347
3.70%, 03/15/23 (a)	27,000	28,472
Nucor Corp.
4.13%, 09/15/22 (a)	50,000	52,383
4.00%, 08/01/23 (a)	100,000	107,714
2.00%, 06/01/25 (a)	200,000	207,700
Nutrien Ltd.
3.15%, 10/01/22 (a)	200,000	207,150
1.90%, 05/13/23	200,000	206,322
3.50%, 06/01/23 (a)	250,000	264,670
3.38%, 03/15/25 (a)	300,000	325,326
3.00%, 04/01/25 (a)	100,000	107,385
Packaging Corp. of America
4.50%, 11/01/23 (a)	300,000	328,926
3.65%, 09/15/24 (a)	100,000	109,428
PPG Industries, Inc.
2.40%, 08/15/24 (a)	100,000	105,449
Praxair, Inc.
2.20%, 08/15/22 (a)	100,000	102,361
2.70%, 02/21/23 (a)	100,000	104,008
2.65%, 02/05/25 (a)	200,000	212,726
Rayonier, Inc.
3.75%, 04/01/22 (a)	200,000	205,626
Reliance Steel & Aluminum Co.
1.30%, 08/15/25 (a)	100,000	100,182
Rio Tinto Finance (USA) Ltd.
3.75%, 06/15/25 (a)	250,000	277,570
RPM International, Inc.
3.45%, 11/15/22 (a)	100,000	103,873
Southern Copper Corp.
3.88%, 04/23/25	250,000	276,488
Steel Dynamics, Inc.
2.80%, 12/15/24 (a)	150,000	160,709
2.40%, 06/15/25 (a)	100,000	105,113
The Dow Chemical Co.
3.50%, 10/01/24 (a)	200,000	217,414
The Mosaic Co.
3.75%, 11/15/21 (a)	100,000	101,512
3.25%, 11/15/22 (a)	250,000	260,790
4.25%, 11/15/23 (a)	200,000	217,488
The Sherwin-Williams Co.
3.13%, 06/01/24 (a)	100,000	107,548
WRKCo, Inc.
3.00%, 09/15/24 (a)	100,000	107,400
3.75%, 03/15/25 (a)	350,000	385,637
		10,826,077
Capital Goods 1.6%
3M Co.
2.75%, 03/01/22 (a)	200,000	204,446
1.75%, 02/14/23 (a)	100,000	102,889
2.25%, 03/15/23 (a)	150,000	155,970

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.25%, 02/14/24 (a)	350,000	378,203
2.00%, 02/14/25 (a)	100,000	104,663
2.65%, 04/15/25 (a)	350,000	374,696
ABB Finance USA, Inc.
2.88%, 05/08/22	300,000	309,000
Allegion US Holding Co., Inc.
3.20%, 10/01/24 (a)	100,000	106,722
Amphenol Corp.
3.20%, 04/01/24 (a)	100,000	107,026
Berry Global, Inc.
0.95%, 02/15/24 (a)(e)	500,000	501,340
1.57%, 01/15/26 (a)(c)(e)	250,000	249,362
Carlisle Cos., Inc.
3.50%, 12/01/24 (a)	100,000	108,971
Carrier Global Corp.
2.24%, 02/15/25 (a)	700,000	730,954
Caterpillar Financial Services Corp.
0.95%, 05/13/22	300,000	302,475
2.40%, 06/06/22	100,000	102,727
1.90%, 09/06/22	300,000	307,413
2.55%, 11/29/22	125,000	129,969
2.63%, 03/01/23	100,000	104,653
3.45%, 05/15/23	150,000	160,353
0.65%, 07/07/23	450,000	453,564
0.45%, 09/14/23	400,000	400,764
3.75%, 11/24/23	100,000	109,190
3.65%, 12/07/23	100,000	109,005
2.85%, 05/17/24	100,000	107,392
3.30%, 06/09/24	100,000	108,811
2.15%, 11/08/24	200,000	211,258
3.25%, 12/01/24	100,000	109,768
1.45%, 05/15/25	200,000	204,096
0.80%, 11/13/25	400,000	397,120
Caterpillar, Inc.
3.40%, 05/15/24 (a)	100,000	108,470
CNH Industrial Capital LLC
4.38%, 04/05/22	100,000	104,105
1.95%, 07/02/23	250,000	257,930
4.20%, 01/15/24	50,000	54,841
1.88%, 01/15/26 (a)	200,000	206,014
CNH Industrial N.V.
4.50%, 08/15/23	100,000	109,290
Deere & Co.
2.60%, 06/08/22 (a)	200,000	204,832
2.75%, 04/15/25 (a)	250,000	268,915
Dover Corp.
3.15%, 11/15/25 (a)	200,000	217,458
Eaton Corp.
2.75%, 11/02/22	450,000	468,180
Emerson Electric Co.
2.63%, 02/15/23 (a)	200,000	208,040
Flowserve Corp.
3.50%, 09/15/22 (a)	100,000	103,471
Fortune Brands Home & Security, Inc.
4.00%, 09/21/23 (a)	350,000	379,977
General Dynamics Corp.
2.25%, 11/15/22 (a)	200,000	205,756
3.38%, 05/15/23 (a)	300,000	319,731
1.88%, 08/15/23 (a)	200,000	207,290
3.25%, 04/01/25 (a)	325,000	353,931
General Electric Co.
3.15%, 09/07/22	300,000	312,687
3.10%, 01/09/23	150,000	157,662
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.45%, 05/15/24 (a)	450,000	485,842
5.55%, 01/05/26	250,000	298,015
Honeywell International, Inc.
2.15%, 08/08/22 (a)	100,000	102,570
0.48%, 08/19/22 (a)	800,000	800,992
3.35%, 12/01/23	50,000	54,140
2.30%, 08/15/24 (a)	150,000	159,243
1.35%, 06/01/25 (a)	300,000	306,447
Illinois Tool Works, Inc.
3.50%, 03/01/24 (a)	150,000	162,858
John Deere Capital Corp.
2.75%, 03/15/22	100,000	102,618
0.55%, 07/05/22	250,000	251,020
2.15%, 09/08/22	250,000	257,202
2.70%, 01/06/23	250,000	261,215
2.80%, 03/06/23	150,000	157,644
1.20%, 04/06/23	100,000	101,919
3.45%, 06/07/23	350,000	374,755
0.40%, 10/10/23	250,000	250,965
3.65%, 10/12/23	100,000	108,843
2.60%, 03/07/24	150,000	159,897
2.65%, 06/24/24	100,000	106,866
2.05%, 01/09/25	100,000	104,751
3.45%, 03/13/25	400,000	441,000
0.70%, 01/15/26	150,000	147,881
Johnson Controls International PLC
3.63%, 07/02/24 (a)	100,000	108,538
L3Harris Technologies, Inc.
3.85%, 06/15/23 (a)	100,000	107,483
3.83%, 04/27/25 (a)	400,000	443,324
Lennox International, Inc.
1.35%, 08/01/25 (a)	250,000	251,377
Lockheed Martin Corp.
3.10%, 01/15/23 (a)	200,000	209,380
2.90%, 03/01/25 (a)	100,000	107,415
3.55%, 01/15/26 (a)	500,000	557,325
Martin Marietta Materials, Inc.
4.25%, 07/02/24 (a)	150,000	165,782
Masco Corp.
5.95%, 03/15/22	100,000	105,225
4.45%, 04/01/25 (a)	150,000	169,410
Mohawk Industries, Inc.
3.85%, 02/01/23 (a)	200,000	210,990
Northrop Grumman Corp.
2.55%, 10/15/22 (a)	400,000	413,568
3.25%, 08/01/23	150,000	160,320
2.93%, 01/15/25 (a)	500,000	534,995
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	450,000	469,341
Parker-Hannifin Corp.
3.50%, 09/15/22	50,000	52,379
2.70%, 06/14/24 (a)	250,000	266,725
3.30%, 11/21/24 (a)	50,000	54,513
Precision Castparts Corp.
2.50%, 01/15/23 (a)	100,000	103,555
3.25%, 06/15/25 (a)	250,000	273,165
Raytheon Technologies Corp.
2.80%, 03/15/22 (a)	350,000	358,442
2.50%, 12/15/22 (a)(e)	200,000	206,554
3.70%, 12/15/23 (a)	150,000	162,417
3.20%, 03/15/24 (a)	100,000	107,447
3.95%, 08/16/25 (a)	350,000	392,868

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic Services, Inc.
4.75%, 05/15/23 (a)	109,000	118,133
2.50%, 08/15/24 (a)	400,000	424,248
3.20%, 03/15/25 (a)	100,000	108,034
0.88%, 11/15/25 (a)	250,000	247,143
Rockwell Automation, Inc.
2.88%, 03/01/25 (a)	100,000	107,025
Roper Technologies, Inc.
0.45%, 08/15/22	250,000	250,645
3.65%, 09/15/23 (a)	300,000	323,679
2.35%, 09/15/24 (a)	100,000	105,551
1.00%, 09/15/25 (a)	250,000	248,683
Stanley Black & Decker, Inc.
4.00%, 03/15/60 (a)(b)	325,000	342,859
Textron, Inc.
4.30%, 03/01/24 (a)	350,000	382,676
The Boeing Co.
2.13%, 03/01/22 (a)	50,000	50,654
1.17%, 02/04/23 (a)	250,000	250,975
2.80%, 03/01/23 (a)	50,000	51,852
4.51%, 05/01/23 (a)	630,000	676,034
1.88%, 06/15/23 (a)	100,000	102,070
1.95%, 02/01/24	400,000	410,500
1.43%, 02/04/24 (a)	750,000	751,455
2.80%, 03/01/24 (a)	600,000	629,040
4.88%, 05/01/25 (a)	900,000	1,007,091
2.75%, 02/01/26 (a)	350,000	362,593
2.20%, 02/04/26 (a)	1,250,000	1,252,500
The Timken Co.
3.88%, 09/01/24 (a)	150,000	160,749
Trane Technologies Global Holding Co., Ltd.
4.25%, 06/15/23	200,000	216,818
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	100,000	109,401
Vulcan Materials Co.
4.50%, 04/01/25 (a)	100,000	112,672
Waste Management, Inc.
2.90%, 09/15/22 (a)	150,000	154,974
2.40%, 05/15/23 (a)	100,000	104,009
3.50%, 05/15/24 (a)	50,000	54,213
3.13%, 03/01/25 (a)	100,000	108,147
0.75%, 11/15/25 (a)	200,000	197,372
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24 (a)(f)(g)	200,000	218,586
3.20%, 06/15/25 (a)	100,000	106,452
WW Grainger, Inc.
1.85%, 02/15/25 (a)	100,000	103,888
		32,041,322
Communications 1.4%
America Movil, S.A.B. de CV
3.13%, 07/16/22	450,000	466,173
American Tower Corp.
3.50%, 01/31/23	300,000	317,190
3.00%, 06/15/23	400,000	422,648
0.60%, 01/15/24	250,000	250,025
5.00%, 02/15/24	100,000	112,251
3.38%, 05/15/24 (a)	100,000	107,893
2.95%, 01/15/25 (a)	100,000	106,823
2.40%, 03/15/25 (a)	600,000	629,202
AT&T, Inc.
3.00%, 06/30/22 (a)	300,000	309,351
2.63%, 12/01/22 (a)	250,000	258,380
4.05%, 12/15/23	100,000	109,996
Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.90%, 03/11/24 (a)	100,000	109,031
4.45%, 04/01/24 (a)	100,000	110,657
3.95%, 01/15/25 (a)	150,000	166,004
3.40%, 05/15/25 (a)	1,250,000	1,365,362
3.60%, 07/15/25 (a)	300,000	330,951
British Telecommunications PLC
4.50%, 12/04/23 (a)	200,000	220,854
CC Holdings GS V LLC/Crown Castle GS III Corp.
3.85%, 04/15/23	150,000	160,283
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	750,000	784,965
4.50%, 02/01/24 (a)	250,000	275,355
4.91%, 07/23/25 (a)	1,250,000	1,425,687
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	250,000	289,107
Comcast Corp.
3.00%, 02/01/24 (a)	350,000	374,941
3.60%, 03/01/24	400,000	437,140
3.70%, 04/15/24 (a)	650,000	713,089
3.38%, 02/15/25 (a)	150,000	163,518
3.10%, 04/01/25 (a)	300,000	325,134
3.38%, 08/15/25 (a)	500,000	549,115
3.95%, 10/15/25 (a)	750,000	845,115
Crown Castle International Corp.
5.25%, 01/15/23	500,000	542,080
3.15%, 07/15/23 (a)	300,000	317,610
3.20%, 09/01/24 (a)	100,000	108,092
1.35%, 07/15/25 (a)	200,000	201,404
4.45%, 02/15/26 (a)	250,000	284,250
Discovery Communications LLC
2.95%, 03/20/23 (a)	229,000	240,182
3.80%, 03/13/24 (a)	200,000	217,138
3.90%, 11/15/24 (a)	100,000	110,323
3.45%, 03/15/25 (a)	50,000	54,066
Fox Corp.
4.03%, 01/25/24 (a)	300,000	328,176
3.05%, 04/07/25 (a)	350,000	376,694
Grupo Televisa S.A.B.
6.63%, 03/18/25	100,000	120,132
4.63%, 01/30/26 (a)	200,000	225,250
Moody's Corp.
2.63%, 01/15/23 (a)	150,000	155,867
4.88%, 02/15/24 (a)	250,000	278,188
3.75%, 03/24/25 (a)	50,000	55,287
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/22	400,000	414,772
3.65%, 11/01/24 (a)	200,000	218,978
RELX Capital, Inc.
3.50%, 03/16/23 (a)	200,000	211,738
Rogers Communications, Inc.
3.00%, 03/15/23 (a)	225,000	235,395
4.10%, 10/01/23 (a)	250,000	271,173
S&P Global, Inc.
4.00%, 06/15/25 (a)	200,000	223,914
T-Mobile USA, Inc.
3.50%, 04/15/25 (a)(e)	800,000	869,008
1.50%, 02/15/26 (a)	250,000	250,160
Telefonica Emisiones S.A.
4.57%, 04/27/23	150,000	162,962
The Interpublic Group of Cos., Inc.
4.20%, 04/15/24	100,000	110,654

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Walt Disney Co.
1.65%, 09/01/22	150,000	153,174
3.00%, 09/15/22	200,000	208,206
1.75%, 08/30/24 (a)	550,000	571,241
3.70%, 09/15/24 (a)	100,000	110,009
3.35%, 03/24/25	575,000	628,992
3.15%, 09/17/25	200,000	218,510
1.75%, 01/13/26	500,000	515,175
Thomson Reuters Corp.
4.30%, 11/23/23 (a)	200,000	218,296
Time Warner Entertainment Co. LP
8.38%, 03/15/23	150,000	173,808
TWDC Enterprises 18 Corp.
2.45%, 03/04/22	100,000	102,220
2.35%, 12/01/22	200,000	207,028
Verizon Communications, Inc.
2.95%, 03/15/22	150,000	154,206
2.45%, 11/01/22 (a)	100,000	103,029
5.15%, 09/15/23	850,000	948,897
4.15%, 03/15/24 (a)	100,000	109,675
3.50%, 11/01/24 (a)	350,000	382,574
3.38%, 02/15/25	800,000	874,152
0.85%, 11/20/25 (a)	500,000	493,285
ViacomCBS, Inc.
4.25%, 09/01/23 (a)	400,000	432,596
3.88%, 04/01/24 (a)	100,000	108,769
3.70%, 08/15/24 (a)	200,000	218,342
4.75%, 05/15/25 (a)	600,000	686,196
Vodafone Group PLC
2.50%, 09/26/22	200,000	206,538
2.95%, 02/19/23	250,000	262,165
3.75%, 01/16/24	800,000	872,216
4.13%, 05/30/25	250,000	281,283
Weibo Corp.
3.50%, 07/05/24 (a)	200,000	211,502
WPP Finance 2010
3.63%, 09/07/22	100,000	104,658
3.75%, 09/19/24	100,000	110,082
		27,986,557
Consumer Cyclical 2.1%
Alibaba Group Holding Ltd.
2.80%, 06/06/23 (a)	200,000	209,690
3.60%, 11/28/24 (a)	600,000	657,192
Amazon.com, Inc.
2.50%, 11/29/22 (a)	100,000	103,382
2.40%, 02/22/23 (a)	250,000	260,150
0.40%, 06/03/23	500,000	501,655
2.80%, 08/22/24 (a)	550,000	591,910
3.80%, 12/05/24 (a)	200,000	222,572
0.80%, 06/03/25 (a)	200,000	199,952
5.20%, 12/03/25 (a)	500,000	594,690
American Honda Finance Corp.
1.95%, 05/20/22	250,000	255,043
2.60%, 11/16/22	350,000	363,555
2.05%, 01/10/23	250,000	257,903
1.95%, 05/10/23	150,000	155,117
0.88%, 07/07/23	250,000	252,888
0.65%, 09/08/23	250,000	251,505
3.63%, 10/10/23	100,000	108,289
3.55%, 01/12/24	150,000	162,717
2.90%, 02/16/24	250,000	267,242
2.40%, 06/27/24	200,000	211,634
0.55%, 07/12/24	100,000	99,845
2.15%, 09/10/24	100,000	105,148
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.20%, 07/08/25	250,000	252,100
1.00%, 09/10/25	250,000	249,205
Aptiv Corp.
4.15%, 03/15/24 (a)	100,000	109,649
AutoNation, Inc.
3.50%, 11/15/24 (a)	100,000	108,266
AutoZone, Inc.
3.13%, 07/15/23 (a)	250,000	264,195
3.63%, 04/15/25 (a)	300,000	329,940
Block Financial LLC
5.50%, 11/01/22 (a)	300,000	316,734
5.25%, 10/01/25 (a)	100,000	113,101
Booking Holdings, Inc.
2.75%, 03/15/23 (a)	100,000	104,445
4.10%, 04/13/25 (a)	400,000	445,968
BorgWarner, Inc.
3.38%, 03/15/25 (a)	50,000	54,492
Costco Wholesale Corp.
2.30%, 05/18/22 (a)	100,000	102,357
2.75%, 05/18/24 (a)	350,000	374,524
Cummins, Inc.
0.75%, 09/01/25 (a)	300,000	298,278
D.R. Horton, Inc.
4.38%, 09/15/22 (a)	100,000	104,943
4.75%, 02/15/23 (a)	50,000	53,557
2.50%, 10/15/24 (a)	300,000	317,874
2.60%, 10/15/25 (a)	50,000	53,032
Dollar General Corp.
3.25%, 04/15/23 (a)	350,000	368,431
Dollar Tree, Inc.
3.70%, 05/15/23 (a)	200,000	213,148
4.00%, 05/15/25 (a)	200,000	222,606
eBay, Inc.
3.80%, 03/09/22 (a)	400,000	413,088
2.75%, 01/30/23 (a)	150,000	156,497
3.45%, 08/01/24 (a)	150,000	162,761
1.90%, 03/11/25 (a)	250,000	258,255
Expedia Group, Inc.
3.60%, 12/15/23 (a)	250,000	266,707
4.50%, 08/15/24 (a)	50,000	55,020
5.00%, 02/15/26 (a)	200,000	226,370
General Motors Co.
4.88%, 10/02/23	200,000	220,336
5.40%, 10/02/23	450,000	502,177
6.13%, 10/01/25 (a)	500,000	595,700
General Motors Financial Co., Inc.
4.38%, 09/25/21	100,000	102,233
3.45%, 04/10/22 (a)	150,000	154,133
3.15%, 06/30/22 (a)	200,000	206,364
3.55%, 07/08/22	600,000	623,238
3.25%, 01/05/23 (a)	250,000	261,373
5.20%, 03/20/23	200,000	218,150
3.70%, 05/09/23 (a)	350,000	370,688
4.25%, 05/15/23	200,000	214,932
4.15%, 06/19/23 (a)	100,000	107,410
1.70%, 08/18/23	350,000	358,120
5.10%, 01/17/24 (a)	400,000	445,340
3.95%, 04/13/24 (a)	250,000	271,690
3.50%, 11/07/24 (a)	350,000	379,214
4.00%, 01/15/25 (a)	200,000	218,264
2.90%, 02/26/25 (a)	400,000	423,384
4.35%, 04/09/25 (a)	250,000	277,575
2.75%, 06/20/25 (a)	250,000	263,325

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
4.30%, 07/13/25 (a)	400,000	442,844
1.25%, 01/08/26 (a)	350,000	346,202
GLP Capital LP/GLP Financing II, Inc.
5.38%, 11/01/23 (a)	100,000	109,748
3.35%, 09/01/24 (a)	100,000	106,318
5.25%, 06/01/25 (a)	150,000	170,055
Hyatt Hotels Corp.
3.38%, 07/15/23 (a)	100,000	104,855
5.38%, 04/23/25 (a)	100,000	112,743
IHS Markit Ltd.
4.13%, 08/01/23 (a)	250,000	270,062
3.63%, 05/01/24 (a)	100,000	108,266
Kohl's Corp.
3.25%, 02/01/23 (a)	50,000	51,852
9.50%, 05/15/25 (a)	250,000	322,355
Las Vegas Sands Corp.
3.20%, 08/08/24 (a)	400,000	420,336
2.90%, 06/25/25 (a)	200,000	207,518
Lennar Corp.
4.13%, 01/15/22 (a)	250,000	255,188
4.88%, 12/15/23 (a)	350,000	384,422
4.75%, 05/30/25 (a)	200,000	225,620
Lowe's Cos., Inc.
3.12%, 04/15/22 (a)	150,000	153,704
3.88%, 09/15/23 (a)	300,000	323,919
3.13%, 09/15/24 (a)	200,000	216,512
4.00%, 04/15/25 (a)	175,000	195,351
Magna International, Inc.
3.63%, 06/15/24 (a)	100,000	108,800
4.15%, 10/01/25 (a)	250,000	281,937
Marriott International, Inc.
2.30%, 01/15/22 (a)	200,000	202,206
4.15%, 12/01/23 (a)	200,000	216,020
3.60%, 04/15/24 (a)	250,000	267,470
5.75%, 05/01/25 (a)	350,000	404,467
McDonald's Corp.
3.35%, 04/01/23 (a)	300,000	317,667
3.25%, 06/10/24	100,000	108,443
3.38%, 05/26/25 (a)	150,000	164,000
3.30%, 07/01/25 (a)	200,000	218,720
1.45%, 09/01/25 (a)	250,000	254,845
3.70%, 01/30/26 (a)	500,000	559,140
NIKE, Inc.
2.25%, 05/01/23 (a)	100,000	103,833
2.40%, 03/27/25 (a)	150,000	159,243
NVR, Inc.
3.95%, 09/15/22 (a)	100,000	104,499
O'Reilly Automotive, Inc.
4.63%, 09/15/21 (a)	200,000	202,342
PACCAR Financial Corp.
2.65%, 05/10/22	100,000	102,846
2.30%, 08/10/22	100,000	102,941
1.90%, 02/07/23	150,000	154,670
2.65%, 04/06/23	100,000	105,079
0.35%, 08/11/23	200,000	200,100
0.35%, 02/02/24	100,000	99,886
2.15%, 08/15/24	100,000	105,353
1.80%, 02/06/25	200,000	206,538
PVH Corp.
4.63%, 07/10/25 (a)(e)	250,000	276,107
Ralph Lauren Corp.
1.70%, 06/15/22	200,000	203,416
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Ross Stores, Inc.
4.60%, 04/15/25 (a)	200,000	227,354
0.88%, 04/15/26 (a)	250,000	245,753
Sands China Ltd.
4.60%, 08/08/23 (a)	200,000	214,398
5.13%, 08/08/25 (a)	500,000	563,135
3.80%, 01/08/26 (a)	400,000	426,700
Starbucks Corp.
1.30%, 05/07/22	350,000	354,025
2.70%, 06/15/22 (a)	100,000	102,638
3.10%, 03/01/23 (a)	100,000	105,195
3.85%, 10/01/23 (a)	100,000	107,927
3.80%, 08/15/25 (a)	300,000	335,265
Stellantis N.V.
5.25%, 04/15/23	500,000	543,765
Tapestry, Inc.
4.25%, 04/01/25 (a)	200,000	217,584
Target Corp.
2.90%, 01/15/22	100,000	102,373
3.50%, 07/01/24	200,000	219,804
2.25%, 04/15/25 (a)	300,000	316,275
The Home Depot, Inc.
3.25%, 03/01/22	100,000	103,048
2.63%, 06/01/22 (a)	400,000	410,976
2.70%, 04/01/23 (a)	225,000	234,965
3.75%, 02/15/24 (a)	100,000	108,929
3.35%, 09/15/25 (a)	400,000	441,636
The TJX Cos., Inc.
2.50%, 05/15/23 (a)	100,000	104,197
3.50%, 04/15/25 (a)	400,000	438,992
Toyota Motor Corp.
2.36%, 07/02/24	100,000	105,860
Toyota Motor Credit Corp.
1.15%, 05/26/22	500,000	505,430
0.45%, 07/22/22	250,000	250,683
2.15%, 09/08/22	150,000	154,310
0.35%, 10/14/22	300,000	300,471
2.63%, 01/10/23	300,000	312,927
2.70%, 01/11/23	500,000	522,475
2.90%, 03/30/23	300,000	315,975
0.50%, 08/14/23	450,000	451,692
1.35%, 08/25/23	200,000	204,744
3.45%, 09/20/23	350,000	377,044
2.25%, 10/18/23	100,000	105,000
0.45%, 01/11/24	100,000	100,083
2.90%, 04/17/24	100,000	107,178
2.00%, 10/07/24	200,000	210,062
1.80%, 02/13/25	300,000	310,548
3.00%, 04/01/25	350,000	378,252
3.40%, 04/14/25	150,000	164,918
0.80%, 10/16/25	350,000	346,860
0.80%, 01/09/26	100,000	99,065
VF Corp.
2.05%, 04/23/22	350,000	356,828
2.40%, 04/23/25 (a)	150,000	157,835
Walgreen Co.
3.10%, 09/15/22	350,000	364,297
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24 (a)	550,000	605,995
Walmart, Inc.
2.35%, 12/15/22 (a)	250,000	259,003
2.55%, 04/11/23 (a)	300,000	312,891
3.40%, 06/26/23 (a)	500,000	534,705
3.30%, 04/22/24 (a)	350,000	378,591
2.85%, 07/08/24 (a)	450,000	484,609

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.65%, 12/15/24 (a)	400,000	430,192
3.55%, 06/26/25 (a)	300,000	333,630
		43,266,793
Consumer Non-Cyclical 3.4%
Abbott Laboratories
2.55%, 03/15/22	150,000	153,549
3.40%, 11/30/23 (a)	450,000	484,645
2.95%, 03/15/25 (a)	95,000	102,425
AbbVie, Inc.
3.45%, 03/15/22 (a)	750,000	769,807
3.25%, 10/01/22 (a)	400,000	414,992
2.90%, 11/06/22	850,000	885,173
3.20%, 11/06/22 (a)	180,000	187,520
2.30%, 11/21/22	700,000	722,799
2.85%, 05/14/23 (a)	150,000	157,151
3.75%, 11/14/23 (a)	400,000	433,148
3.85%, 06/15/24 (a)	350,000	383,040
2.60%, 11/21/24 (a)	600,000	637,674
3.80%, 03/15/25 (a)	550,000	605,550
3.60%, 05/14/25 (a)	1,000,000	1,097,890
Altria Group, Inc.
2.85%, 08/09/22	450,000	465,165
4.00%, 01/31/24	450,000	492,219
3.80%, 02/14/24 (a)	250,000	271,817
2.35%, 05/06/25 (a)	200,000	209,398
AmerisourceBergen Corp.
3.40%, 05/15/24 (a)	100,000	108,005
3.25%, 03/01/25 (a)	97,000	105,173
Amgen, Inc.
2.65%, 05/11/22 (a)	500,000	512,805
3.63%, 05/15/22 (a)	100,000	103,117
2.25%, 08/19/23 (a)	250,000	260,535
3.63%, 05/22/24 (a)	150,000	163,470
1.90%, 02/21/25 (a)	300,000	310,803
3.13%, 05/01/25 (a)	200,000	216,222
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc.
3.65%, 02/01/26 (a)	700,000	777,210
Anheuser-Busch InBev Finance, Inc.
3.65%, 02/01/26 (a)	500,000	554,320
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 01/23/25 (a)	700,000	782,173
Archer-Daniels-Midland Co.
2.75%, 03/27/25 (a)	100,000	107,302
AstraZeneca PLC
2.38%, 06/12/22 (a)	400,000	409,664
3.50%, 08/17/23 (a)	100,000	107,186
3.38%, 11/16/25	500,000	550,610
BAT Capital Corp.
2.76%, 08/15/22 (a)	450,000	463,923
3.22%, 08/15/24 (a)	550,000	591,107
2.79%, 09/06/24 (a)	150,000	159,662
Baxalta, Inc.
4.00%, 06/23/25 (a)	200,000	222,700
Beam Suntory, Inc.
3.25%, 05/15/22 (a)	100,000	102,664
Becton Dickinson & Co.
2.89%, 06/06/22 (a)	384,000	395,136
3.36%, 06/06/24 (a)	500,000	539,405
3.73%, 12/15/24 (a)	200,000	220,084
Biogen, Inc.
3.63%, 09/15/22	150,000	157,445
4.05%, 09/15/25 (a)	500,000	563,620
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Boston Scientific Corp.
3.45%, 03/01/24 (a)	200,000	215,428
1.90%, 06/01/25 (a)	200,000	207,620
Bristol-Myers Squibb Co.
2.60%, 05/16/22	450,000	462,721
2.00%, 08/01/22	150,000	153,647
3.25%, 08/15/22	350,000	365,018
3.55%, 08/15/22	150,000	157,014
2.75%, 02/15/23 (a)	350,000	366,082
3.25%, 02/20/23 (a)	350,000	369,383
0.54%, 11/13/23 (a)	400,000	400,548
2.90%, 07/26/24 (a)	800,000	862,992
3.88%, 08/15/25 (a)	550,000	618,002
0.75%, 11/13/25 (a)	200,000	199,648
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (a)	100,000	103,542
4.35%, 03/15/24 (a)	100,000	110,263
1.63%, 08/17/25 (a)	250,000	253,175
Campbell Soup Co.
3.65%, 03/15/23 (a)	150,000	159,381
3.95%, 03/15/25 (a)	150,000	166,349
3.30%, 03/19/25 (a)	100,000	108,129
Cardinal Health, Inc.
2.62%, 06/15/22 (a)	200,000	205,228
3.20%, 03/15/23	200,000	210,730
3.08%, 06/15/24 (a)	150,000	160,299
3.75%, 09/15/25 (a)	150,000	166,190
Church & Dwight Co., Inc.
2.45%, 08/01/22 (a)	150,000	154,167
Cigna Corp.
3.05%, 11/30/22 (a)	100,000	104,343
3.00%, 07/15/23 (a)	400,000	422,560
3.75%, 07/15/23 (a)	550,000	591,948
3.50%, 06/15/24 (a)	97,000	105,272
3.25%, 04/15/25 (a)	100,000	108,397
4.13%, 11/15/25 (a)	500,000	563,215
4.50%, 02/25/26 (a)	300,000	345,132
Colgate-Palmolive Co.
2.25%, 11/15/22	100,000	103,451
2.10%, 05/01/23	100,000	103,995
3.25%, 03/15/24	300,000	326,265
CommonSpirit Health
2.95%, 11/01/22	100,000	104,093
2.76%, 10/01/24 (a)	150,000	159,839
1.55%, 10/01/25 (a)	300,000	304,119
Conagra Brands, Inc.
3.20%, 01/25/23 (a)	78,000	81,589
4.30%, 05/01/24 (a)	200,000	221,576
4.60%, 11/01/25 (a)	300,000	344,424
Constellation Brands, Inc.
2.70%, 05/09/22 (a)	150,000	153,890
2.65%, 11/07/22 (a)	100,000	103,505
3.20%, 02/15/23 (a)	150,000	157,403
4.25%, 05/01/23	350,000	377,496
4.75%, 11/15/24	150,000	171,456
4.40%, 11/15/25 (a)	150,000	171,570
CVS Health Corp.
3.50%, 07/20/22 (a)	400,000	415,232
2.75%, 12/01/22 (a)	450,000	466,146
3.70%, 03/09/23 (a)	600,000	638,418
3.38%, 08/12/24 (a)	100,000	108,360
2.63%, 08/15/24 (a)	100,000	106,328
4.10%, 03/25/25 (a)	600,000	670,506
3.88%, 07/20/25 (a)	700,000	779,366

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
DH Europe Finance II Sarl
2.05%, 11/15/22	200,000	205,820
2.20%, 11/15/24 (a)	300,000	316,305
Diageo Capital PLC
2.63%, 04/29/23 (a)	350,000	365,270
3.50%, 09/18/23 (a)	200,000	215,088
2.13%, 10/24/24 (a)	200,000	210,220
1.38%, 09/29/25 (a)	200,000	203,498
Diageo Investment Corp.
2.88%, 05/11/22	100,000	103,074
8.00%, 09/15/22	50,000	55,821
Eli Lilly & Co.
2.35%, 05/15/22	100,000	102,559
General Mills, Inc.
2.60%, 10/12/22 (a)	200,000	206,820
3.70%, 10/17/23 (a)	250,000	270,620
3.65%, 02/15/24 (a)	150,000	163,520
4.00%, 04/17/25 (a)	100,000	111,470
Gilead Sciences, Inc.
1.95%, 03/01/22 (a)	250,000	254,190
3.25%, 09/01/22 (a)	200,000	207,666
2.50%, 09/01/23 (a)	200,000	209,630
0.75%, 09/29/23 (a)	500,000	500,975
3.70%, 04/01/24 (a)	250,000	271,282
3.50%, 02/01/25 (a)	500,000	545,180
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	400,000	412,280
2.88%, 06/01/22 (a)	450,000	463,743
0.53%, 10/01/23 (a)	500,000	501,585
3.00%, 06/01/24 (a)	200,000	214,804
GlaxoSmithKline Capital, Inc.
2.80%, 03/18/23	200,000	209,976
3.38%, 05/15/23	400,000	426,584
3.63%, 05/15/25	250,000	277,485
Hasbro, Inc.
2.60%, 11/19/22	300,000	310,497
3.00%, 11/19/24 (a)	100,000	107,367
HCA, Inc.
4.75%, 05/01/23	400,000	433,884
5.00%, 03/15/24	450,000	504,342
5.25%, 04/15/25	300,000	346,185
Johnson & Johnson
2.25%, 03/03/22 (a)	200,000	203,798
2.05%, 03/01/23 (a)	300,000	310,272
2.63%, 01/15/25 (a)	100,000	106,825
0.55%, 09/01/25 (a)	500,000	494,885
Kellogg Co.
2.65%, 12/01/23	150,000	158,859
Keurig Dr Pepper, Inc.
4.06%, 05/25/23 (a)	500,000	538,395
3.13%, 12/15/23 (a)	100,000	106,904
4.42%, 05/25/25 (a)	450,000	509,818
Kimberly-Clark Corp.
3.05%, 08/15/25	150,000	164,009
Laboratory Corp. of America Holdings
3.75%, 08/23/22 (a)	200,000	208,132
4.00%, 11/01/23 (a)	55,000	59,580
3.25%, 09/01/24 (a)	250,000	270,642
2.30%, 12/01/24 (a)	100,000	105,715
3.60%, 02/01/25 (a)	150,000	163,898
McCormick & Co., Inc.
2.70%, 08/15/22 (a)	100,000	103,167
3.15%, 08/15/24 (a)	350,000	377,800
0.90%, 02/15/26 (a)	200,000	196,870
Security Rate, Maturity Date	Face Amount ($)	Value ($)
McKesson Corp.
2.70%, 12/15/22 (a)	200,000	207,044
2.85%, 03/15/23 (a)	150,000	156,392
3.80%, 03/15/24 (a)	150,000	163,301
0.90%, 12/03/25 (a)	200,000	197,060
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (a)	200,000	226,038
Medtronic, Inc.
3.50%, 03/15/25	420,000	462,815
Merck & Co., Inc.
2.40%, 09/15/22 (a)	250,000	256,955
2.80%, 05/18/23	500,000	527,755
2.90%, 03/07/24 (a)	100,000	107,137
2.75%, 02/10/25 (a)	600,000	642,822
0.75%, 02/24/26 (a)	250,000	247,548
Mondelez International, Inc.
0.63%, 07/01/22	300,000	301,251
2.13%, 04/13/23 (a)	400,000	413,912
1.50%, 05/04/25 (a)	100,000	102,133
Mylan, Inc.
4.20%, 11/29/23 (a)	150,000	163,064
Novartis Capital Corp.
2.40%, 09/21/22	350,000	361,665
3.40%, 05/06/24	600,000	654,672
1.75%, 02/14/25 (a)	300,000	310,692
3.00%, 11/20/25 (a)	650,000	708,201
PeaceHealth Obligated Group
1.38%, 11/15/25 (a)	250,000	252,817
PepsiCo, Inc.
2.75%, 03/05/22	400,000	410,264
3.10%, 07/17/22 (a)	200,000	206,928
2.75%, 03/01/23	150,000	157,568
0.75%, 05/01/23	250,000	252,730
0.40%, 10/07/23	500,000	502,115
3.60%, 03/01/24 (a)	350,000	381,706
2.25%, 03/19/25 (a)	400,000	422,360
2.75%, 04/30/25 (a)	150,000	161,193
3.50%, 07/17/25 (a)	200,000	221,264
2.85%, 02/24/26 (a)	200,000	217,106
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (a)	200,000	219,076
Pfizer, Inc.
3.00%, 06/15/23	250,000	265,220
3.20%, 09/15/23 (a)	300,000	320,967
2.95%, 03/15/24 (a)	150,000	160,946
3.40%, 05/15/24	150,000	163,850
0.80%, 05/28/25 (a)	250,000	250,218
Philip Morris International, Inc.
2.38%, 08/17/22 (a)	150,000	154,286
2.50%, 08/22/22	300,000	309,759
2.50%, 11/02/22 (a)	150,000	155,243
2.63%, 03/06/23	250,000	261,540
1.13%, 05/01/23	250,000	254,255
2.13%, 05/10/23 (a)	300,000	310,749
2.88%, 05/01/24 (a)	200,000	213,786
3.25%, 11/10/24	200,000	218,250
1.50%, 05/01/25 (a)	250,000	255,397
3.38%, 08/11/25 (a)	200,000	219,218
Quest Diagnostics, Inc.
3.50%, 03/30/25 (a)	150,000	164,355
Reynolds American, Inc.
4.85%, 09/15/23	100,000	110,693
4.45%, 06/12/25 (a)	700,000	782,075

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Royalty Pharma PLC
0.75%, 09/02/23 (e)	350,000	351,232
1.20%, 09/02/25 (a)(e)	350,000	348,607
Sanofi
3.38%, 06/19/23 (a)	150,000	160,214
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (a)	650,000	686,302
Stryker Corp.
0.60%, 12/01/23 (a)	200,000	200,488
3.38%, 05/15/24 (a)	100,000	108,017
1.15%, 06/15/25 (a)	250,000	251,177
3.38%, 11/01/25 (a)	200,000	219,430
Sutter Health
1.32%, 08/15/25 (a)	250,000	252,415
Sysco Corp.
2.60%, 06/12/22	100,000	102,786
3.55%, 03/15/25 (a)	100,000	109,334
5.65%, 04/01/25 (a)	350,000	411,204
3.75%, 10/01/25 (a)	200,000	221,208
Takeda Pharmaceutical Co., Ltd.
4.40%, 11/26/23 (a)	400,000	440,848
The Clorox Co.
3.05%, 09/15/22 (a)	200,000	206,976
3.50%, 12/15/24 (a)	200,000	220,500
The Coca-Cola Co.
2.50%, 04/01/23	100,000	104,708
3.20%, 11/01/23	500,000	538,890
1.75%, 09/06/24	150,000	156,570
2.95%, 03/25/25	350,000	379,144
2.88%, 10/27/25	450,000	490,536
The Estee Lauder Cos., Inc.
2.00%, 12/01/24 (a)	150,000	157,758
The Hershey Co.
3.38%, 05/15/23 (a)	150,000	159,752
0.90%, 06/01/25 (a)	100,000	100,182
The JM Smucker Co.
3.00%, 03/15/22	150,000	154,103
3.50%, 03/15/25	100,000	109,495
The Kroger Co.
2.80%, 08/01/22 (a)	250,000	258,027
4.00%, 02/01/24 (a)	200,000	218,480
3.50%, 02/01/26 (a)	200,000	220,908
The Procter & Gamble Co.
2.15%, 08/11/22	450,000	462,663
0.55%, 10/29/25	350,000	346,661
Thermo Fisher Scientific, Inc.
4.13%, 03/25/25 (a)	200,000	224,014
Tyson Foods, Inc.
4.50%, 06/15/22 (a)	100,000	104,196
3.90%, 09/28/23 (a)	100,000	108,604
3.95%, 08/15/24 (a)	300,000	330,882
Unilever Capital Corp.
3.00%, 03/07/22	350,000	359,877
0.38%, 09/14/23	250,000	251,177
3.25%, 03/07/24 (a)	150,000	162,272
2.60%, 05/05/24 (a)	100,000	106,362
3.10%, 07/30/25	200,000	218,412
Upjohn, Inc.
1.13%, 06/22/22 (e)	300,000	302,493
1.65%, 06/22/25 (a)(e)	250,000	254,107
Whirlpool Corp.
4.00%, 03/01/24	100,000	109,775
Wyeth LLC
6.45%, 02/01/24	100,000	117,083
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22 (a)	100,000	102,492
3.70%, 03/19/23 (a)	100,000	106,120
3.55%, 04/01/25 (a)	450,000	490,959
3.05%, 01/15/26 (a)	200,000	216,964
Zoetis, Inc.
3.25%, 02/01/23 (a)	300,000	314,019
4.50%, 11/13/25 (a)	250,000	286,682
		70,752,558
Energy 2.1%
Baker Hughes a GE Co., LLC/Baker Hughes Co-Obligor, Inc.
2.77%, 12/15/22 (a)	400,000	416,668
Boardwalk Pipelines LP
4.95%, 12/15/24 (a)	100,000	112,368
BP Capital Markets America, Inc.
3.25%, 05/06/22	350,000	361,994
2.52%, 09/19/22 (a)	100,000	103,228
2.94%, 04/06/23	400,000	421,392
2.75%, 05/10/23	450,000	472,711
3.22%, 11/28/23 (a)	100,000	107,016
3.79%, 02/06/24 (a)	200,000	217,812
3.22%, 04/14/24 (a)	100,000	107,408
3.19%, 04/06/25 (a)	350,000	378,700
3.80%, 09/21/25 (a)	500,000	556,035
3.41%, 02/11/26 (a)	100,000	110,033
BP Capital Markets PLC
3.25%, 05/06/22	100,000	103,419
3.81%, 02/10/24	250,000	273,000
3.54%, 11/04/24	100,000	110,068
3.51%, 03/17/25	300,000	329,445
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (a)	250,000	260,403
3.80%, 04/15/24 (a)	100,000	107,807
3.90%, 02/01/25 (a)	200,000	217,228
2.05%, 07/15/25 (a)	250,000	256,165
Cenovus Energy, Inc.
5.38%, 07/15/25 (a)	500,000	566,895
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/24 (a)	300,000	348,192
5.88%, 03/31/25 (a)	500,000	575,810
Chevron Corp.
2.50%, 03/03/22 (a)	250,000	255,368
2.36%, 12/05/22 (a)	300,000	309,429
1.14%, 05/11/23	250,000	254,518
2.57%, 05/16/23 (a)	150,000	156,882
3.19%, 06/24/23 (a)	250,000	264,857
2.90%, 03/03/24 (a)	150,000	160,178
1.55%, 05/11/25 (a)	700,000	716,534
3.33%, 11/17/25 (a)	300,000	329,853
Chevron USA, Inc.
0.33%, 08/12/22	300,000	300,459
0.43%, 08/11/23	300,000	300,579
3.90%, 11/15/24 (a)	100,000	111,037
0.69%, 08/12/25 (a)	300,000	296,382
Cimarex Energy Co.
4.38%, 06/01/24 (a)	200,000	218,394
Columbia Pipeline Group, Inc.
4.50%, 06/01/25 (a)	300,000	339,306
ConocoPhillips Co.
3.35%, 11/15/24 (a)	100,000	108,947
Devon Energy Corp.
5.85%, 12/15/25 (a)	200,000	233,620

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Diamondback Energy, Inc.
2.88%, 12/01/24 (a)	150,000	158,814
4.75%, 05/31/25 (a)	150,000	168,720
5.38%, 05/31/25 (a)	250,000	259,175
Dominion Energy Gas Holdings LLC
2.50%, 11/15/24 (a)	200,000	212,240
3.60%, 12/15/24 (a)	100,000	109,681
Enable Midstream Partners LP
3.90%, 05/15/24 (a)	100,000	107,147
Enbridge, Inc.
2.90%, 07/15/22 (a)	250,000	257,795
4.00%, 10/01/23 (a)	200,000	215,810
3.50%, 06/10/24 (a)	100,000	108,012
Energy Transfer Operating LP
4.65%, 06/01/21 (a)	200,000	200,072
3.60%, 02/01/23 (a)	200,000	208,986
4.25%, 03/15/23 (a)	250,000	264,937
4.20%, 09/15/23 (a)	150,000	161,553
5.88%, 01/15/24 (a)	150,000	168,197
4.90%, 02/01/24 (a)	100,000	109,541
4.50%, 04/15/24 (a)	200,000	219,476
4.05%, 03/15/25 (a)	350,000	380,740
2.90%, 05/15/25 (a)	500,000	524,730
5.88%, 10/15/25 (a)	200,000	238,370
4.75%, 01/15/26 (a)	250,000	279,637
Energy Transfer Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22 (a)	100,000	105,515
4.50%, 11/01/23 (a)	100,000	108,444
Enterprise Products Operating LLC
3.35%, 03/15/23 (a)	400,000	420,620
3.90%, 02/15/24 (a)	300,000	326,262
3.75%, 02/15/25 (a)	400,000	439,632
3.70%, 02/15/26 (a)	250,000	277,590
4.88%, 08/16/77 (a)(b)	160,000	152,262
EOG Resources, Inc.
2.63%, 03/15/23 (a)	350,000	364,399
3.15%, 04/01/25 (a)	100,000	107,953
Equinor A.S.A.
1.75%, 01/22/26 (a)	250,000	257,656
Exxon Mobil Corp.
2.40%, 03/06/22 (a)	200,000	203,726
1.90%, 08/16/22	100,000	102,464
2.73%, 03/01/23 (a)	400,000	417,868
1.57%, 04/15/23	600,000	615,612
3.18%, 03/15/24 (a)	100,000	107,441
2.02%, 08/16/24 (a)	450,000	471,487
2.71%, 03/06/25 (a)	600,000	639,528
2.99%, 03/19/25 (a)	650,000	701,551
Halliburton Co.
3.50%, 08/01/23 (a)	150,000	159,360
3.80%, 11/15/25 (a)	350,000	389,868
HollyFrontier Corp.
2.63%, 10/01/23	250,000	257,450
Husky Energy, Inc.
3.95%, 04/15/22 (a)	100,000	102,632
4.00%, 04/15/24 (a)	100,000	107,235
Kinder Morgan Energy Partners LP
4.15%, 03/01/22	150,000	155,520
3.50%, 09/01/23 (a)	100,000	106,565
4.15%, 02/01/24 (a)	300,000	326,880
4.30%, 05/01/24 (a)	400,000	440,144
Kinder Morgan, Inc.
3.15%, 01/15/23 (a)	400,000	419,108
4.30%, 06/01/25 (a)	400,000	448,744
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Marathon Oil Corp.
2.80%, 11/01/22 (a)	450,000	462,645
3.85%, 06/01/25 (a)	200,000	216,484
Marathon Petroleum Corp.
4.50%, 05/01/23 (a)	200,000	215,824
4.75%, 12/15/23 (a)	100,000	110,501
3.63%, 09/15/24 (a)	100,000	108,995
4.70%, 05/01/25 (a)	400,000	454,928
MPLX LP
3.50%, 12/01/22 (a)	100,000	104,858
3.38%, 03/15/23 (a)	100,000	105,342
4.50%, 07/15/23 (a)	400,000	431,968
4.88%, 12/01/24 (a)	200,000	226,106
4.00%, 02/15/25 (a)	250,000	274,627
4.88%, 06/01/25 (a)	250,000	283,597
National Fuel Gas Co.
4.90%, 12/01/21 (a)	150,000	153,107
5.20%, 07/15/25 (a)	250,000	283,465
ONEOK Partners LP
3.38%, 10/01/22 (a)	100,000	103,596
5.00%, 09/15/23 (a)	400,000	437,416
4.90%, 03/15/25 (a)	100,000	112,144
ONEOK, Inc.
7.50%, 09/01/23 (a)	150,000	172,086
2.75%, 09/01/24 (a)	100,000	105,316
5.85%, 01/15/26 (a)	275,000	325,861
Phillips 66
4.30%, 04/01/22	250,000	260,553
3.70%, 04/06/23	100,000	106,600
0.90%, 02/15/24 (a)	250,000	250,355
3.85%, 04/09/25 (a)	250,000	275,940
1.30%, 02/15/26 (a)	100,000	99,989
Phillips 66 Partners LP
2.45%, 12/15/24 (a)	100,000	104,859
Pioneer Natural Resources Co.
0.75%, 01/15/24 (a)	250,000	250,180
1.13%, 01/15/26 (a)	150,000	148,643
Plains All American Pipeline LP/PAA Finance Corp.
3.65%, 06/01/22 (a)	100,000	102,673
2.85%, 01/31/23 (a)	100,000	103,283
3.85%, 10/15/23 (a)	100,000	106,555
3.60%, 11/01/24 (a)	300,000	321,147
4.65%, 10/15/25 (a)	250,000	277,350
Sabine Pass Liquefaction LLC
6.25%, 03/15/22 (a)	250,000	261,047
5.63%, 04/15/23 (a)	400,000	435,924
5.75%, 05/15/24 (a)	500,000	568,720
5.63%, 03/01/25 (a)	500,000	576,360
Schlumberger Finance Canada Ltd
1.40%, 09/17/25 (a)	250,000	252,463
Schlumberger Investment S.A.
3.65%, 12/01/23 (a)	250,000	269,867
Shell International Finance BV
2.38%, 08/21/22	150,000	154,632
2.25%, 01/06/23	150,000	155,420
3.40%, 08/12/23	391,000	420,184
0.38%, 09/15/23	250,000	250,208
3.50%, 11/13/23 (a)	250,000	270,522
2.00%, 11/07/24 (a)	200,000	209,256
2.38%, 04/06/25 (a)	450,000	475,290
3.25%, 05/11/25	700,000	763,483
Spectra Energy Partners LP
4.75%, 03/15/24 (a)	200,000	221,878
3.50%, 03/15/25 (a)	150,000	162,563

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Suncor Energy, Inc.
2.80%, 05/15/23	200,000	210,028
3.60%, 12/01/24 (a)	150,000	164,256
3.10%, 05/15/25 (a)	250,000	268,715
Sunoco Logistics Partners Operations LP
3.45%, 01/15/23 (a)	150,000	156,266
4.25%, 04/01/24 (a)	100,000	108,340
TC PipeLines LP
4.65%, 06/15/21 (a)	50,000	50,078
4.38%, 03/13/25 (a)	200,000	222,938
The Williams Cos., Inc.
3.60%, 03/15/22 (a)	500,000	513,665
3.35%, 08/15/22 (a)	200,000	206,816
3.70%, 01/15/23 (a)	200,000	210,206
4.50%, 11/15/23 (a)	150,000	164,156
4.30%, 03/04/24 (a)	200,000	218,900
4.55%, 06/24/24 (a)	400,000	444,472
3.90%, 01/15/25 (a)	250,000	272,962
Total Capital Canada Ltd.
2.75%, 07/15/23	450,000	475,528
Total Capital International S.A.
2.70%, 01/25/23	100,000	104,572
3.70%, 01/15/24	150,000	163,763
3.75%, 04/10/24	150,000	164,936
2.43%, 01/10/25 (a)	300,000	316,560
Total Capital S.A.
4.25%, 12/15/21	100,000	103,166
TransCanada PipeLines Ltd.
2.50%, 08/01/22	300,000	309,021
3.75%, 10/16/23 (a)	200,000	215,250
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 (a)	250,000	321,747
Valero Energy Corp.
2.70%, 04/15/23	100,000	104,303
1.20%, 03/15/24	250,000	252,173
3.65%, 03/15/25	250,000	271,045
2.85%, 04/15/25 (a)	350,000	369,558
		42,885,519
Industrial Other 0.0%
Cintas Corp. No 2
2.90%, 04/01/22 (a)	150,000	153,917
Technology 2.5%
Adobe, Inc.
1.70%, 02/01/23	350,000	359,618
1.90%, 02/01/25 (a)	100,000	104,083
3.25%, 02/01/25 (a)	100,000	108,874
Agilent Technologies, Inc.
3.88%, 07/15/23 (a)	275,000	294,643
Alphabet, Inc.
3.38%, 02/25/24	400,000	435,360
0.45%, 08/15/25 (a)	250,000	246,610
Altera Corp.
4.10%, 11/15/23	150,000	165,278
Analog Devices, Inc.
3.13%, 12/05/23 (a)	200,000	213,852
2.95%, 04/01/25 (a)	350,000	376,918
Apple Inc.
2.15%, 02/09/22	200,000	203,716
2.30%, 05/11/22 (a)	150,000	153,453
2.70%, 05/13/22	100,000	102,953
1.70%, 09/11/22	251,000	256,663
2.10%, 09/12/22 (a)	100,000	102,677
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.40%, 01/13/23 (a)	100,000	103,859
2.85%, 02/23/23 (a)	400,000	418,668
2.40%, 05/03/23	1,300,000	1,359,293
0.75%, 05/11/23	600,000	606,204
3.00%, 02/09/24 (a)	300,000	321,480
3.45%, 05/06/24	425,000	465,201
2.85%, 05/11/24 (a)	500,000	535,650
1.80%, 09/11/24 (a)	100,000	104,477
2.75%, 01/13/25 (a)	450,000	482,049
2.50%, 02/09/25	250,000	265,922
1.13%, 05/11/25 (a)	650,000	657,943
3.20%, 05/13/25	1,000,000	1,094,740
0.55%, 08/20/25 (a)	550,000	543,603
0.70%, 02/08/26 (a)	300,000	296,739
3.25%, 02/23/26 (a)	750,000	825,742
Applied Materials, Inc.
3.90%, 10/01/25 (a)	200,000	224,814
Arrow Electronics, Inc.
3.50%, 04/01/22 (a)	100,000	102,624
4.50%, 03/01/23 (a)	100,000	106,787
3.25%, 09/08/24 (a)	100,000	107,579
Autodesk, Inc.
3.60%, 12/15/22 (a)	100,000	104,681
Automatic Data Processing, Inc.
3.38%, 09/15/25 (a)	250,000	277,737
Avnet, Inc.
4.88%, 12/01/22	100,000	106,900
Baidu, Inc.
2.88%, 07/06/22	200,000	205,386
3.50%, 11/28/22	100,000	104,429
4.38%, 05/14/24 (a)	450,000	495,778
3.08%, 04/07/25 (a)	250,000	265,402
1.72%, 04/09/26 (a)	200,000	200,814
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/24 (a)	350,000	377,037
3.13%, 01/15/25 (a)	200,000	213,894
Broadcom, Inc.
3.63%, 10/15/24 (a)	350,000	381,790
4.70%, 04/15/25 (a)	350,000	395,594
3.15%, 11/15/25 (a)	750,000	807,375
Cadence Design Systems, Inc.
4.38%, 10/15/24 (a)	100,000	111,481
Cisco Systems, Inc.
3.00%, 06/15/22	100,000	103,544
2.60%, 02/28/23	150,000	157,194
2.20%, 09/20/23 (a)	250,000	261,865
3.63%, 03/04/24	150,000	164,546
3.50%, 06/15/25	250,000	278,237
Citrix Systems, Inc.
1.25%, 03/01/26 (a)	200,000	199,326
Corning, Inc.
2.90%, 05/15/22 (a)	100,000	102,491
Dell International LLC/EMC Corp.
5.45%, 06/15/23 (a)(e)	950,000	1,042,321
4.00%, 07/15/24 (a)(e)	350,000	383,376
5.85%, 07/15/25 (a)(e)	250,000	294,492
DXC Technology Co.
4.00%, 04/15/23	100,000	106,456
4.25%, 04/15/24 (a)	100,000	108,869
4.13%, 04/15/25 (a)	300,000	328,158
Equifax, Inc.
3.30%, 12/15/22 (a)	400,000	417,360
2.60%, 12/01/24 (a)	100,000	106,440

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Equinix, Inc.
2.63%, 11/18/24 (a)	350,000	371,322
1.25%, 07/15/25 (a)	250,000	250,238
1.00%, 09/15/25 (a)	250,000	247,285
Fidelity National Information Services, Inc.
0.38%, 03/01/23 (c)	200,000	199,954
3.50%, 04/15/23 (a)	100,000	105,691
0.60%, 03/01/24	200,000	199,834
1.15%, 03/01/26 (a)	200,000	199,182
Fiserv, Inc.
3.50%, 10/01/22 (a)	150,000	156,260
3.80%, 10/01/23 (a)	200,000	216,410
2.75%, 07/01/24 (a)	450,000	478,732
3.85%, 06/01/25 (a)	250,000	276,692
Flex Ltd.
5.00%, 02/15/23	100,000	107,918
3.75%, 02/01/26 (a)	300,000	327,516
Fortinet, Inc.
1.00%, 03/15/26 (a)(c)	150,000	148,640
Genpact Luxembourg Sarl
3.70%, 04/01/22 (a)(f)(g)	100,000	103,231
Global Payments, Inc.
3.75%, 06/01/23 (a)	150,000	159,696
4.00%, 06/01/23 (a)	100,000	107,431
2.65%, 02/15/25 (a)	250,000	264,550
1.20%, 03/01/26 (a)	200,000	198,564
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (a)	150,000	158,495
2.25%, 04/01/23 (a)	300,000	310,194
4.45%, 10/02/23 (a)	300,000	328,170
1.45%, 04/01/24 (a)	500,000	511,495
4.65%, 10/01/24 (a)	350,000	394,229
4.90%, 10/15/25 (a)	600,000	690,138
HP, Inc.
4.05%, 09/15/22	350,000	369,526
2.20%, 06/17/25 (a)	150,000	156,666
IBM Credit LLC
2.20%, 09/08/22	100,000	102,792
3.00%, 02/06/23	100,000	105,073
Intel Corp.
2.35%, 05/11/22 (a)	100,000	102,322
3.10%, 07/29/22	300,000	311,934
2.70%, 12/15/22	300,000	313,062
2.88%, 05/11/24 (a)	450,000	482,476
3.40%, 03/25/25 (a)	200,000	219,086
3.70%, 07/29/25 (a)	550,000	611,578
International Business Machines Corp.
2.85%, 05/13/22	650,000	670,384
1.88%, 08/01/22	150,000	153,404
2.88%, 11/09/22	150,000	156,594
3.38%, 08/01/23	450,000	483,421
3.63%, 02/12/24	700,000	764,582
3.00%, 05/15/24	900,000	968,598
Intuit, Inc.
0.65%, 07/15/23	250,000	251,868
0.95%, 07/15/25 (a)	150,000	150,614
Jabil, Inc.
4.70%, 09/15/22	100,000	106,214
Juniper Networks, Inc.
1.20%, 12/10/25 (a)	200,000	200,000
Keysight Technologies, Inc.
4.55%, 10/30/24 (a)	100,000	112,584
KLA Corp.
4.65%, 11/01/24 (a)	300,000	338,352
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Lam Research Corp.
2.80%, 06/15/21 (a)	100,000	100,517
3.80%, 03/15/25 (a)	200,000	220,976
Leidos, Inc.
3.63%, 05/15/25 (a)(e)	200,000	219,712
Marvell Technology Group Ltd.
4.20%, 06/22/23 (a)	100,000	107,704
Mastercard, Inc.
3.38%, 04/01/24	350,000	381,087
2.00%, 03/03/25 (a)	100,000	104,624
Microchip Technology, Inc.
3.92%, 06/01/21	100,000	100,884
4.33%, 06/01/23 (a)	200,000	216,036
Micron Technology, Inc.
2.50%, 04/24/23	400,000	416,796
4.64%, 02/06/24 (a)	150,000	165,816
4.98%, 02/06/26 (a)	200,000	232,042
Microsoft Corp.
2.40%, 02/06/22 (a)	250,000	254,755
2.65%, 11/03/22 (a)	150,000	155,474
2.38%, 05/01/23 (a)	150,000	156,201
2.00%, 08/08/23 (a)	250,000	260,083
3.63%, 12/15/23 (a)	450,000	488,403
2.88%, 02/06/24 (a)	850,000	909,338
2.70%, 02/12/25 (a)	500,000	535,075
3.13%, 11/03/25 (a)	800,000	879,784
Motorola Solutions, Inc.
3.50%, 03/01/23	100,000	105,246
4.00%, 09/01/24	100,000	110,763
NetApp, Inc.
1.88%, 06/22/25 (a)	250,000	257,768
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (a)(e)	250,000	279,025
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.70%, 05/01/25 (a)(e)	100,000	105,744
Oracle Corp.
1.90%, 09/15/21 (a)	150,000	151,139
2.50%, 05/15/22 (a)	600,000	613,980
2.50%, 10/15/22	600,000	621,948
2.63%, 02/15/23 (a)	150,000	156,677
3.63%, 07/15/23	150,000	161,639
2.40%, 09/15/23 (a)	650,000	681,713
3.40%, 07/08/24 (a)	500,000	543,160
2.95%, 11/15/24 (a)	600,000	647,886
2.50%, 04/01/25 (a)	800,000	847,728
2.95%, 05/15/25 (a)	650,000	700,355
PayPal Holdings, Inc.
2.20%, 09/26/22	150,000	154,337
1.35%, 06/01/23	350,000	357,231
2.40%, 10/01/24 (a)	250,000	265,140
1.65%, 06/01/25 (a)	250,000	256,893
QUALCOMM, Inc.
3.00%, 05/20/22	500,000	516,675
2.60%, 01/30/23 (a)	250,000	260,448
2.90%, 05/20/24 (a)	200,000	214,254
3.45%, 05/20/25 (a)	400,000	439,700
salesforce.com, Inc.
3.25%, 04/11/23 (a)	250,000	264,877
Telefonaktiebolaget LM Ericsson
4.13%, 05/15/22	300,000	311,262
Texas Instruments, Inc.
1.85%, 05/15/22 (a)	250,000	254,630
1.38%, 03/12/25 (a)	225,000	230,569

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
The Western Union Co.
1.35%, 03/15/26 (a)(c)	250,000	248,208
Trimble, Inc.
4.15%, 06/15/23 (a)	100,000	107,556
Tyco Electronics Group S.A.
3.45%, 08/01/24 (a)	100,000	108,674
Verisk Analytics, Inc.
4.13%, 09/12/22	100,000	105,453
4.00%, 06/15/25 (a)	200,000	222,782
Visa, Inc.
2.15%, 09/15/22 (a)	250,000	257,013
2.80%, 12/14/22 (a)	500,000	520,835
3.15%, 12/14/25 (a)	1,000,000	1,100,410
VMware, Inc.
2.95%, 08/21/22 (a)	200,000	207,020
4.50%, 05/15/25 (a)	250,000	281,620
Xilinx, Inc.
2.95%, 06/01/24 (a)	150,000	160,140
		52,229,847
Transportation 0.5%
Burlington Northern Santa Fe LLC
3.05%, 09/01/22 (a)	400,000	414,068
3.85%, 09/01/23 (a)	300,000	323,427
3.75%, 04/01/24 (a)	100,000	108,910
3.40%, 09/01/24 (a)	100,000	109,066
3.00%, 04/01/25 (a)	500,000	539,865
Canadian National Railway Co.
2.95%, 11/21/24 (a)	100,000	107,977
Canadian Pacific Railway Co.
4.45%, 03/15/23 (a)	100,000	107,132
2.90%, 02/01/25 (a)	100,000	107,121
Continental Airlines 2007-1 Class A Pass Through Trust
5.98%, 04/19/22	77,816	79,489
Continental Airlines 2012-1 Class A Pass-Through Trust
4.15%, 04/11/24	31,543	32,425
Continental Airlines 2012-2 Class A Pass Through Trust
4.00%, 10/29/24	65,033	66,991
CSX Corp.
3.40%, 08/01/24 (a)	150,000	163,320
3.35%, 11/01/25 (a)	250,000	275,447
Delta Air Lines 2019-1 Class AA Pass-Through Trust
3.20%, 04/25/24	200,000	208,160
FedEx Corp.
3.40%, 01/14/22	150,000	154,100
4.00%, 01/15/24	100,000	109,711
3.20%, 02/01/25	100,000	108,171
3.80%, 05/15/25 (a)	450,000	498,492
JB Hunt Transport Services, Inc.
3.30%, 08/15/22 (a)	100,000	103,667
Norfolk Southern Corp.
3.00%, 04/01/22 (a)	250,000	255,753
3.85%, 01/15/24 (a)	100,000	108,562
3.65%, 08/01/25 (a)	200,000	221,370
Ryder System, Inc.
2.80%, 03/01/22 (a)	200,000	204,406
3.40%, 03/01/23 (a)	350,000	369,316
3.75%, 06/09/23 (a)	150,000	160,739
3.88%, 12/01/23 (a)	100,000	108,678
4.63%, 06/01/25 (a)	250,000	284,727
3.35%, 09/01/25 (a)	75,000	81,989
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Southwest Airlines Co.
2.75%, 11/16/22 (a)	50,000	51,529
4.75%, 05/04/23	225,000	244,816
5.25%, 05/04/25 (a)	600,000	688,746
Union Pacific Corp.
2.95%, 03/01/22	300,000	308,079
4.16%, 07/15/22 (a)	350,000	365,099
3.50%, 06/08/23 (a)	150,000	160,113
3.65%, 02/15/24 (a)	100,000	108,425
3.15%, 03/01/24 (a)	100,000	107,597
3.75%, 03/15/24 (a)	250,000	272,030
3.25%, 01/15/25 (a)	300,000	324,798
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 08/15/25	67,788	71,186
United Airlines 2020-1 Class B Pass Through Trust
4.88%, 07/15/27	200,000	207,278
United Parcel Service, Inc.
2.35%, 05/16/22 (a)	100,000	102,369
2.45%, 10/01/22	200,000	206,950
2.50%, 04/01/23 (a)	250,000	260,872
2.20%, 09/01/24 (a)	250,000	263,850
2.80%, 11/15/24 (a)	75,000	81,030
3.90%, 04/01/25 (a)	200,000	223,126
		9,460,972
		289,603,562

Utility 1.3%
Electric 1.2%
Alabama Power Co.
3.55%, 12/01/23	150,000	162,674
Ameren Corp.
2.50%, 09/15/24 (a)	100,000	106,002
3.65%, 02/15/26 (a)	250,000	277,452
Ameren Illinois Co.
2.70%, 09/01/22 (a)	100,000	103,017
American Electric Power Co., Inc.
1.00%, 11/01/25 (a)	250,000	248,160
Avangrid, Inc.
3.15%, 12/01/24 (a)	250,000	271,182
3.20%, 04/15/25 (a)	100,000	108,233
Berkshire Hathaway Energy Co.
2.80%, 01/15/23 (a)	250,000	261,072
3.75%, 11/15/23 (a)	300,000	324,690
3.50%, 02/01/25 (a)	100,000	108,897
4.05%, 04/15/25 (a)(e)	450,000	502,677
Black Hills Corp.
4.25%, 11/30/23 (a)	250,000	272,920
CenterPoint Energy, Inc.
2.50%, 09/01/22 (a)	150,000	154,488
2.50%, 09/01/24 (a)	100,000	105,748
Consumers Energy Co.
3.38%, 08/15/23 (a)	100,000	106,699
Dominion Energy, Inc.
3.07%, 08/15/24	300,000	323,148
3.30%, 03/15/25 (a)	100,000	108,496
3.90%, 10/01/25 (a)	250,000	279,432
5.75%, 10/01/54 (a)(b)	22,000	24,157
DTE Electric Co.
3.65%, 03/15/24 (a)	100,000	108,171
DTE Energy Co.
2.60%, 06/15/22	100,000	102,772
3.30%, 06/15/22 (a)	100,000	103,202
0.55%, 11/01/22	250,000	250,733

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.70%, 08/01/23 (a)	100,000	107,471
3.50%, 06/01/24 (a)	350,000	378,742
2.53%, 10/01/24	100,000	106,136
1.05%, 06/01/25 (a)	200,000	199,454
Duke Energy Carolinas LLC
3.35%, 05/15/22	250,000	259,235
Duke Energy Corp.
3.05%, 08/15/22 (a)	300,000	309,645
3.75%, 04/15/24 (a)	300,000	326,415
0.90%, 09/15/25 (a)	300,000	297,309
Duke Energy Ohio, Inc.
3.80%, 09/01/23 (a)	200,000	215,042
Duke Energy Progress LLC
3.25%, 08/15/25 (a)	250,000	273,705
Edison International
2.40%, 09/15/22 (a)	100,000	102,464
3.13%, 11/15/22 (a)	250,000	259,705
3.55%, 11/15/24 (a)	100,000	107,965
4.95%, 04/15/25 (a)	150,000	168,897
Enel Generacion Chile S.A.
4.25%, 04/15/24 (a)	100,000	108,169
Entergy Arkansas LLC
3.70%, 06/01/24 (a)	100,000	109,307
Entergy Corp.
4.00%, 07/15/22 (a)	400,000	417,004
0.90%, 09/15/25 (a)	250,000	246,650
Entergy Louisiana LLC
5.40%, 11/01/24	100,000	116,986
Evergy, Inc.
2.45%, 09/15/24 (a)	250,000	263,885
Eversource Energy
2.75%, 03/15/22 (a)	150,000	153,465
2.80%, 05/01/23 (a)	600,000	627,522
2.90%, 10/01/24 (a)	200,000	214,894
0.80%, 08/15/25 (a)	200,000	197,330
Exelon Corp.
3.50%, 06/01/22 (a)	500,000	517,735
3.95%, 06/15/25 (a)	250,000	277,860
Exelon Generation Co., LLC
4.25%, 06/15/22 (a)	250,000	259,245
3.25%, 06/01/25 (a)	450,000	483,331
Florida Power & Light Co.
2.85%, 04/01/25 (a)	250,000	268,772
Georgia Power Co.
2.85%, 05/15/22	100,000	102,960
2.10%, 07/30/23	100,000	103,896
IPALCO Enterprises, Inc.
3.70%, 09/01/24 (a)	50,000	54,386
ITC Holdings Corp.
2.70%, 11/15/22 (a)	100,000	103,716
3.65%, 06/15/24 (a)	100,000	108,673
MidAmerican Energy Co.
3.50%, 10/15/24 (a)	100,000	109,874
National Rural Utilities Cooperative Finance Corp.
2.40%, 04/25/22 (a)	50,000	51,135
2.30%, 09/15/22 (a)	100,000	102,950
3.40%, 11/15/23 (a)	150,000	161,216
2.95%, 02/07/24 (a)	150,000	160,106
0.35%, 02/08/24	150,000	149,898
2.85%, 01/27/25 (a)	100,000	107,110
4.75%, 04/30/43 (a)(b)	250,000	260,575
Security Rate, Maturity Date	Face Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
4.50%, 06/01/21 (a)	300,000	300,000
2.90%, 04/01/22	100,000	102,806
1.95%, 09/01/22	100,000	102,449
2.80%, 01/15/23 (a)	500,000	522,035
3.15%, 04/01/24 (a)	145,000	155,797
2.75%, 05/01/25 (a)	350,000	373,317
Northern States Power Co.
2.60%, 05/15/23 (a)	150,000	155,925
Oncor Electric Delivery Co., LLC
2.75%, 06/01/24 (a)	100,000	106,966
2.95%, 04/01/25 (a)	200,000	216,152
0.55%, 10/01/25 (a)(e)	250,000	245,735
Pacific Gas & Electric Co.
1.75%, 06/16/22 (a)	500,000	501,455
3.25%, 06/15/23 (a)	200,000	209,550
4.25%, 08/01/23 (a)	200,000	215,094
3.40%, 08/15/24 (a)	200,000	213,942
3.45%, 07/01/25	400,000	430,368
3.15%, 01/01/26	500,000	531,460
PacifiCorp
2.95%, 06/01/23 (a)	250,000	262,967
Pinnacle West Capital Corp.
1.30%, 06/15/25 (a)	425,000	428,285
Potomac Electric Power Co.
3.60%, 03/15/24 (a)	100,000	108,149
PPL Capital Funding, Inc.
4.20%, 06/15/22 (a)	200,000	207,774
3.50%, 12/01/22 (a)	200,000	209,094
3.40%, 06/01/23 (a)	200,000	211,644
3.95%, 03/15/24 (a)	100,000	108,937
Progress Energy, Inc.
3.15%, 04/01/22 (a)	250,000	255,743
PSEG Power LLC
3.85%, 06/01/23 (a)	150,000	160,941
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	100,000	104,165
3.25%, 09/01/23 (a)	150,000	160,488
Public Service Enterprise Group, Inc.
2.65%, 11/15/22 (a)	250,000	259,265
2.88%, 06/15/24 (a)	200,000	213,684
0.80%, 08/15/25 (a)	250,000	246,703
San Diego Gas & Electric Co.
3.60%, 09/01/23 (a)	150,000	160,739
Sempra Energy
3.55%, 06/15/24 (a)	350,000	379,991
Southern California Edison Co.
3.40%, 06/01/23 (a)	100,000	106,372
3.50%, 10/01/23 (a)	150,000	160,547
3.70%, 08/01/25 (a)	250,000	275,157
Southern Power Co.
4.15%, 12/01/25 (a)	250,000	282,247
0.90%, 01/15/26 (a)	200,000	197,428
Southwestern Public Service Co.
3.30%, 06/15/24 (a)	100,000	107,423
The AES Corp.
1.38%, 01/15/26 (a)(e)	300,000	296,316
The Southern Co.
2.95%, 07/01/23 (a)	500,000	526,675
4.00%, 01/15/51 (a)(b)	250,000	260,238
5.50%, 03/15/57 (a)(b)	75,000	77,039
Virginia Electric & Power Co.
2.75%, 03/15/23 (a)	150,000	156,417
3.45%, 02/15/24 (a)	200,000	215,710

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
3.10%, 05/15/25 (a)	100,000	107,933
3.15%, 01/15/26 (a)	200,000	218,628
WEC Energy Group, Inc.
0.55%, 09/15/23	450,000	451,692
Xcel Energy, Inc.
0.50%, 10/15/23 (a)	500,000	501,205
		25,167,504
Natural Gas 0.1%
CenterPoint Energy Resources Corp.
3.55%, 04/01/23 (a)	100,000	106,151
NiSource, Inc.
0.95%, 08/15/25 (a)	350,000	346,346
Sempra Energy
2.88%, 10/01/22 (a)	250,000	258,125
2.90%, 02/01/23 (a)	150,000	156,786
4.05%, 12/01/23 (a)	100,000	108,760
Southern California Gas Co.
3.15%, 09/15/24 (a)	50,000	54,162
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (a)	100,000	104,812
		1,135,142
Utility Other 0.0%
American Water Capital Corp.
3.40%, 03/01/25 (a)	150,000	163,479
		26,466,125
Total Corporates
(Cost $527,896,578)		539,655,324

Treasuries 62.7% of net assets
Bonds
7.25%, 08/15/22	400,000	441,195
7.63%, 11/15/22	226,000	255,031
7.13%, 02/15/23	1,200,000	1,364,602
6.25%, 08/15/23	1,500,000	1,724,121
7.50%, 11/15/24	600,000	757,031
7.63%, 02/15/25	500,000	640,605
6.88%, 08/15/25	1,000,000	1,275,469
6.00%, 02/15/26	2,000,000	2,517,968
Notes
2.25%, 04/15/22	12,900,000	13,210,658
0.13%, 04/30/22	25,400,000	25,408,434
1.75%, 04/30/22	9,700,000	9,886,232
1.88%, 04/30/22	8,070,000	8,236,759
1.75%, 05/15/22	8,200,000	8,363,359
2.13%, 05/15/22	8,900,000	9,117,807
0.13%, 05/31/22	14,500,000	14,506,514
1.75%, 05/31/22	8,700,000	8,879,777
1.88%, 05/31/22	7,200,000	7,360,031
1.75%, 06/15/22	14,841,200	15,158,894
0.13%, 06/30/22	16,300,000	16,305,730
1.75%, 06/30/22	6,200,000	6,336,230
2.13%, 06/30/22	5,200,000	5,339,953
1.75%, 07/15/22	7,700,000	7,873,701
0.13%, 07/31/22	10,500,000	10,503,486
1.88%, 07/31/22	6,100,000	6,252,381
2.00%, 07/31/22	6,100,000	6,263,342
1.50%, 08/15/22	9,150,000	9,335,859
1.63%, 08/15/22	4,300,000	4,395,070
0.13%, 08/31/22	12,600,000	12,603,445
1.63%, 08/31/22	6,950,000	7,107,054
1.88%, 08/31/22	6,200,000	6,363,113
Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.50%, 09/15/22	8,600,000	8,783,422
0.13%, 09/30/22	11,600,000	11,602,945
1.75%, 09/30/22	5,450,000	5,590,508
1.88%, 09/30/22	6,100,000	6,269,299
1.38%, 10/15/22	4,600,000	4,693,707
0.13%, 10/31/22	5,619,400	5,620,168
1.88%, 10/31/22	6,400,000	6,587,125
2.00%, 10/31/22	6,000,000	6,187,734
1.63%, 11/15/22	5,600,000	5,743,938
0.13%, 11/30/22	16,800,000	16,801,313
2.00%, 11/30/22	10,650,000	10,999,037
1.63%, 12/15/22	6,600,000	6,777,633
0.13%, 12/31/22	13,039,400	13,039,145
2.13%, 12/31/22	12,100,000	12,542,170
1.50%, 01/15/23	5,900,000	6,051,072
0.13%, 01/31/23	10,110,800	10,110,405
1.75%, 01/31/23	5,605,000	5,778,843
2.38%, 01/31/23	6,125,000	6,388,423
1.38%, 02/15/23	6,500,000	6,657,803
2.00%, 02/15/23	8,200,000	8,499,652
0.13%, 02/28/23	15,000,000	14,999,814
1.50%, 02/28/23	4,350,000	4,468,351
2.63%, 02/28/23	5,650,000	5,930,293
0.50%, 03/15/23	7,400,000	7,454,055
1.50%, 03/31/23	6,500,000	6,683,320
2.50%, 03/31/23	3,735,000	3,918,686
0.25%, 04/15/23	10,300,000	10,320,922
1.63%, 04/30/23	5,400,000	5,571,070
2.75%, 04/30/23	6,900,000	7,285,969
0.13%, 05/15/23	10,400,000	10,391,469
1.75%, 05/15/23	11,270,000	11,663,129
1.63%, 05/31/23	6,050,000	6,247,098
2.75%, 05/31/23	6,100,000	6,453,609
0.25%, 06/15/23	8,830,400	8,846,267
1.38%, 06/30/23	6,600,000	6,783,563
2.63%, 06/30/23	6,700,000	7,084,727
0.13%, 07/15/23	11,700,000	11,684,918
1.25%, 07/31/23	6,500,000	6,667,832
2.75%, 07/31/23	6,100,000	6,477,438
0.13%, 08/15/23	14,900,000	14,875,555
2.50%, 08/15/23	9,800,000	10,356,609
1.38%, 08/31/23	6,300,000	6,486,293
2.75%, 08/31/23	5,000,000	5,318,359
0.13%, 09/15/23	13,200,000	13,174,219
1.38%, 09/30/23	9,000,000	9,272,461
2.88%, 09/30/23	6,600,000	7,054,266
0.13%, 10/15/23	11,700,000	11,673,035
1.63%, 10/31/23	7,900,000	8,196,250
2.88%, 10/31/23	6,850,000	7,333,781
0.25%, 11/15/23	11,500,000	11,506,738
2.75%, 11/15/23	13,150,000	14,046,871
2.13%, 11/30/23	4,800,000	5,049,937
2.88%, 11/30/23	6,900,000	7,399,980
0.13%, 12/15/23	13,376,000	13,332,110
2.25%, 12/31/23	6,400,000	6,762,500
2.63%, 12/31/23	6,800,000	7,257,141
0.13%, 01/15/24	14,146,000	14,091,847
2.25%, 01/31/24	4,300,000	4,548,762
2.50%, 01/31/24	7,750,000	8,254,356
0.13%, 02/15/24	15,000,000	14,937,305
2.75%, 02/15/24	11,000,000	11,806,094
2.13%, 02/29/24	6,500,000	6,858,770
2.38%, 02/29/24	6,000,000	6,375,234
2.13%, 03/31/24	12,450,000	13,147,395
2.00%, 04/30/24	5,300,000	5,582,184
2.25%, 04/30/24	7,950,000	8,434,453
2.50%, 05/15/24	12,300,000	13,163,883
2.00%, 05/31/24	11,550,000	12,173,068

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
1.75%, 06/30/24	10,400,000	10,881,813
2.00%, 06/30/24	4,000,000	4,219,219
1.75%, 07/31/24	9,200,000	9,631,609
2.13%, 07/31/24	6,500,000	6,888,223
2.38%, 08/15/24	13,200,000	14,111,109
1.25%, 08/31/24	8,000,000	8,238,750
1.88%, 08/31/24	7,900,000	8,308,578
1.50%, 09/30/24	8,300,000	8,623,246
2.13%, 09/30/24	5,310,000	5,636,067
1.50%, 10/31/24	8,350,000	8,675,193
2.25%, 10/31/24	5,800,000	6,187,875
2.25%, 11/15/24	14,000,000	14,937,891
1.50%, 11/30/24	10,650,000	11,066,016
2.13%, 11/30/24	6,100,000	6,481,727
1.75%, 12/31/24	7,600,000	7,970,797
2.25%, 12/31/24	5,800,000	6,195,578
1.38%, 01/31/25	7,750,000	8,016,709
2.50%, 01/31/25	6,300,000	6,795,633
2.00%, 02/15/25	13,500,000	14,302,090
1.13%, 02/28/25	9,500,000	9,733,418
2.75%, 02/28/25	5,800,000	6,318,375
0.50%, 03/31/25	9,988,600	9,979,626
2.63%, 03/31/25	4,200,000	4,557,164
0.38%, 04/30/25	10,400,000	10,327,281
2.88%, 04/30/25	5,250,000	5,757,158
2.13%, 05/15/25	12,800,000	13,647,000
0.25%, 05/31/25	12,000,000	11,841,563
2.88%, 05/31/25	4,800,000	5,268,937
0.25%, 06/30/25	12,700,000	12,519,918
2.75%, 06/30/25	4,900,000	5,357,270
0.25%, 07/31/25	13,200,000	12,999,422
2.88%, 07/31/25	4,700,000	5,169,082
2.00%, 08/15/25	14,300,000	15,185,371
0.25%, 08/31/25	13,100,000	12,886,102
2.75%, 08/31/25	5,000,000	5,475,000
0.25%, 09/30/25	15,900,000	15,622,371
3.00%, 09/30/25	4,800,000	5,315,063
0.25%, 10/31/25	16,200,000	15,903,211
3.00%, 10/31/25	4,700,000	5,209,656
2.25%, 11/15/25	12,700,000	13,644,563
0.38%, 11/30/25	12,141,600	11,975,127
2.88%, 11/30/25	6,000,000	6,622,031
0.38%, 12/31/25	15,530,000	15,300,083
2.63%, 12/31/25	2,800,000	3,059,547
0.38%, 01/31/26 (h)	16,540,600	16,278,923
2.63%, 01/31/26	6,773,000	7,406,646
1.63%, 02/15/26	13,000,000	13,586,014
0.50%, 02/28/26	15,300,000	15,143,240
2.50%, 02/28/26	7,000,000	7,617,148
Total Treasuries
(Cost $1,276,418,223)		1,286,784,612

Government Related 10.5% of net assets

Agency 5.6%
Foreign 2.1%
Austria 0.1%
Oesterreichische Kontrollbank AG
2.88%, 09/07/21	250,000	253,440
2.63%, 01/31/22	200,000	204,390
1.63%, 09/17/22	200,000	204,406
2.88%, 03/13/23	350,000	368,816
3.13%, 11/07/23	550,000	590,744
1.50%, 02/12/25	200,000	207,682
Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.38%, 09/17/25	500,000	490,685
0.50%, 02/02/26	500,000	491,785
		2,811,948
Canada 0.1%
Export Development Canada
2.00%, 05/17/22	450,000	459,914
1.75%, 07/18/22	400,000	408,672
2.50%, 01/24/23	500,000	521,790
1.38%, 02/24/23	750,000	767,670
2.75%, 03/15/23	150,000	157,707
2.63%, 02/21/24	250,000	266,665
		2,582,418
China 0.0%
Industrial & Commercial Bank of China Ltd.
2.45%, 10/20/21	100,000	101,036
Colombia 0.1%
Ecopetrol S.A.
5.88%, 09/18/23	1,250,000	1,388,425
4.13%, 01/16/25	300,000	322,128
		1,710,553
Germany 0.9%
FMS Wertmanagement
1.38%, 06/08/21 (i)	200,000	200,666
2.00%, 08/01/22 (i)	200,000	205,092
2.75%, 03/06/23 (i)	500,000	525,200
2.75%, 01/30/24 (i)	250,000	267,208
Kreditanstalt Fuer Wiederaufbau
2.38%, 08/25/21 (i)	239,000	241,562
1.75%, 09/15/21 (i)	150,000	151,293
2.00%, 11/30/21 (i)	200,000	202,738
2.63%, 01/25/22 (i)	605,000	618,413
2.50%, 02/15/22 (i)	650,000	664,436
2.13%, 03/07/22 (i)	300,000	305,961
2.13%, 06/15/22 (i)	700,000	717,661
1.75%, 08/22/22 (i)	1,000,000	1,023,310
2.00%, 09/29/22 (i)	300,000	308,664
2.00%, 10/04/22 (i)	600,000	617,328
2.38%, 12/29/22 (i)	500,000	519,925
2.13%, 01/17/23 (i)	2,000,000	2,072,240
1.63%, 02/15/23 (i)	650,000	668,031
0.25%, 10/19/23 (i)	1,000,000	998,670
2.63%, 02/28/24 (i)	950,000	1,014,011
0.25%, 03/08/24 (c)(i)	500,000	498,085
1.38%, 08/05/24 (i)	350,000	360,966
2.50%, 11/20/24 (i)	1,100,000	1,180,311
0.38%, 07/18/25 (i)	2,250,000	2,216,812
0.63%, 01/22/26 (i)	1,250,000	1,237,712
Landwirtschaftliche Rentenbank
1.75%, 09/24/21 (i)	100,000	100,884
2.25%, 10/01/21 (i)	100,000	101,196
3.13%, 11/14/23 (i)	200,000	215,016
2.00%, 01/13/25 (i)	250,000	263,810
0.50%, 05/27/25 (i)	300,000	298,305
2.38%, 06/10/25 (i)	750,000	804,765
		18,600,271
Japan 0.4%
Japan Bank for International Cooperation
1.50%, 07/21/21	600,000	602,916
2.50%, 06/01/22	200,000	205,548

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 07/21/22	750,000	771,682
2.38%, 11/16/22	300,000	310,617
1.75%, 01/23/23	300,000	308,229
0.63%, 05/22/23	750,000	755,025
3.25%, 07/20/23	750,000	800,572
3.38%, 07/31/23	200,000	214,212
0.38%, 09/15/23	500,000	499,590
3.38%, 10/31/23	450,000	484,817
2.50%, 05/23/24	450,000	478,499
3.00%, 05/29/24	200,000	216,022
1.75%, 10/17/24	200,000	208,150
2.13%, 02/10/25	200,000	211,134
2.50%, 05/28/25	1,000,000	1,074,610
2.75%, 01/21/26	250,000	271,393
		7,413,016
Norway 0.1%
Equinor A.S.A.
3.15%, 01/23/22	250,000	256,442
2.45%, 01/17/23	150,000	155,972
2.65%, 01/15/24	193,000	204,582
3.70%, 03/01/24	200,000	219,092
3.25%, 11/10/24	100,000	109,239
2.88%, 04/06/25 (a)	250,000	268,540
		1,213,867
Republic of Korea 0.2%
Export-Import Bank of Korea
2.50%, 05/10/21	17,000	17,069
2.75%, 01/25/22	400,000	408,532
2.38%, 06/25/24	200,000	212,292
2.88%, 01/21/25	200,000	214,350
0.75%, 09/21/25	500,000	494,215
3.25%, 11/10/25	500,000	551,458
The Korea Development Bank
4.63%, 11/16/21	200,000	206,010
3.00%, 03/19/22	200,000	205,492
3.00%, 09/14/22	200,000	208,006
2.75%, 03/19/23	200,000	209,564
3.75%, 01/22/24	900,000	985,266
0.40%, 06/19/24	500,000	499,495
		4,211,749
Sweden 0.2%
Svensk Exportkredit AB
1.63%, 09/12/21	200,000	201,514
2.38%, 03/09/22	300,000	306,549
1.63%, 11/14/22	200,000	204,738
2.88%, 03/14/23	250,000	263,063
0.25%, 09/29/23	500,000	498,590
1.75%, 12/12/23	550,000	570,806
0.38%, 07/30/24	500,000	498,575
0.63%, 05/14/25	225,000	224,519
0.50%, 08/26/25	350,000	344,753
		3,113,107
		41,757,965
U.S. 3.5%
Fannie Mae
1.88%, 04/05/22	500,000	509,640
2.25%, 04/12/22	2,500,000	2,559,725
1.38%, 09/06/22	3,000,000	3,057,000
2.38%, 01/19/23	1,250,000	1,303,062
0.25%, 05/22/23	3,000,000	3,006,900
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.88%, 09/12/23	800,000	853,320
1.75%, 07/02/24	500,000	523,715
1.63%, 01/07/25	500,000	521,865
0.63%, 04/22/25	1,000,000	1,002,390
0.50%, 06/17/25	1,500,000	1,493,850
Federal Farm Credit Banks Funding Corp.
0.38%, 04/08/22	1,225,000	1,228,651
0.25%, 05/06/22	500,000	500,870
0.13%, 11/23/22	1,000,000	999,860
0.13%, 02/03/23	400,000	400,036
0.20%, 10/02/23	1,500,000	1,496,310
0.25%, 02/26/24	400,000	399,540
Federal Home Loan Bank
0.13%, 08/12/22	2,000,000	1,999,880
0.13%, 10/21/22	2,000,000	2,000,120
1.88%, 12/09/22	3,000,000	3,092,700
1.38%, 02/17/23	3,000,000	3,073,710
2.50%, 02/13/24	1,800,000	1,917,504
1.50%, 08/15/24	200,000	207,892
0.50%, 04/14/25	3,000,000	2,997,870
0.50%, 06/13/25	500,000	496,410
Federal Home Loan Mortgage Corp.
0.13%, 07/25/22	2,600,000	2,600,520
0.38%, 04/20/23	3,000,000	3,015,840
0.13%, 10/16/23	5,000,000	4,984,850
0.25%, 12/04/23	3,000,000	2,999,580
0.38%, 09/23/25	1,000,000	985,880
Federal National Mortgage Association
0.25%, 07/10/23	3,000,000	3,002,640
0.25%, 11/27/23	1,000,000	999,970
0.38%, 08/25/25	2,000,000	1,975,480
0.50%, 11/07/25	3,000,000	2,973,120
Freddie Mac
0.25%, 06/08/22	1,500,000	1,502,925
2.75%, 06/19/23	2,100,000	2,224,551
0.25%, 06/26/23	3,000,000	3,005,730
0.25%, 08/24/23	5,000,000	5,007,650
1.50%, 02/12/25	200,000	208,032
0.38%, 07/21/25	1,000,000	989,870
		72,119,458
		113,877,423

Local Authority 0.7%
Foreign 0.6%
Canada 0.6%
Hydro-Quebec
8.40%, 01/15/22	100,000	106,967
Province of Alberta
2.20%, 07/26/22	250,000	256,780
3.35%, 11/01/23	323,000	347,965
2.95%, 01/23/24	600,000	642,924
1.88%, 11/13/24	1,000,000	1,044,930
1.00%, 05/20/25	400,000	404,408
Province of British Columbia
2.00%, 10/23/22	350,000	360,311
1.75%, 09/27/24	150,000	156,737
Province of Manitoba
2.13%, 05/04/22	100,000	102,203
2.10%, 09/06/22	100,000	102,689
2.60%, 04/16/24	250,000	266,332
3.05%, 05/14/24	300,000	323,679
Province of New Brunswick
2.50%, 12/12/22	100,000	103,599

Schwab Taxable Bond Funds  |  Semiannual Report
See financial notes

Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Province of Ontario
2.55%, 04/25/22	300,000	307,977
2.25%, 05/18/22	250,000	256,070
2.45%, 06/29/22	250,000	257,230
2.20%, 10/03/22	250,000	257,708
1.75%, 01/24/23	900,000	925,119
3.40%, 10/17/23	1,000,000	1,078,300
3.05%, 01/29/24	700,000	752,878
7.13%, 02/09/24	100,000	118,997
3.20%, 05/16/24	200,000	217,280
0.63%, 01/21/26	1,000,000	985,620
Province of Quebec
2.75%, 08/25/21	300,000	303,714
2.38%, 01/31/22	400,000	407,884
2.63%, 02/13/23	250,000	261,518
2.50%, 04/09/24	250,000	265,762
2.88%, 10/16/24	1,000,000	1,083,170
1.50%, 02/11/25	350,000	361,627
0.60%, 07/23/25	750,000	743,025
Province of Saskatchewan
8.50%, 07/15/22	25,000	27,750
		12,831,153
U.S. 0.1%
Illinois
4.95%, 06/01/23	88,637	91,836
Port Authority of New York & New Jersey
1.09%, 07/01/23	300,000	305,116
State Board of Administration Finance Corp.
2.64%, 07/01/21	250,000	251,927
1.26%, 07/01/25	350,000	353,451
State of California
5.70%, 11/01/21	85,000	88,008
University of California
0.88%, 05/15/25 (a)	250,000	252,895
		1,343,233
		14,174,386

Sovereign 0.8%
Canada 0.1%
Canada Government International Bond
2.00%, 11/15/22	650,000	670,228
1.63%, 01/22/25	900,000	938,340
		1,608,568
Chile 0.0%
Chile Government International Bond
2.25%, 10/30/22	150,000	154,557
3.13%, 01/21/26	250,000	272,413
		426,970
Colombia 0.1%
Colombia Government International Bond
4.38%, 07/12/21	200,000	202,628
2.63%, 03/15/23 (a)	400,000	410,724
4.00%, 02/26/24 (a)	400,000	426,424
4.50%, 01/28/26 (a)	400,000	443,688
		1,483,464
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Hungary 0.1%
Hungary Government International Bond
5.38%, 02/21/23	500,000	547,790
5.75%, 11/22/23	210,000	238,751
5.38%, 03/25/24	700,000	797,034
		1,583,575
Indonesia 0.0%
Indonesia Government International Bond
2.95%, 01/11/23	200,000	207,850
4.45%, 02/11/24	200,000	219,702
		427,552
Israel 0.0%
Israel Government International Bond
4.00%, 06/30/22	250,000	262,223
3.15%, 06/30/23	500,000	530,725
		792,948
Italy 0.1%
Republic of Italy Government International Bond
6.88%, 09/27/23	750,000	865,920
2.38%, 10/17/24	750,000	787,072
1.25%, 02/17/26	750,000	739,320
		2,392,312
Mexico 0.1%
Mexico Government International Bond
8.00%, 09/24/22	250,000	279,185
4.00%, 10/02/23	750,000	815,715
3.60%, 01/30/25	750,000	826,792
3.90%, 04/27/25 (a)	200,000	222,250
4.13%, 01/21/26	500,000	560,850
		2,704,792
Panama 0.1%
Panama Government International Bond
4.00%, 09/22/24 (a)	200,000	218,216
3.75%, 03/16/25 (a)	200,000	217,930
7.13%, 01/29/26	350,000	436,642
		872,788
Peru 0.0%
Peruvian Government International Bond
7.35%, 07/21/25	350,000	439,765
2.39%, 01/23/26 (a)	300,000	312,894
		752,659
Philippines 0.1%
Philippine Government International Bond
4.20%, 01/21/24	600,000	661,878
10.63%, 03/16/25	500,000	695,295
		1,357,173
Poland 0.1%
Republic of Poland Government International Bond
5.00%, 03/23/22	600,000	630,876
3.00%, 03/17/23	500,000	526,840
4.00%, 01/22/24	400,000	440,948
		1,598,664

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Republic of Korea 0.0%
Korea International Bond
3.88%, 09/11/23	200,000	217,660
2.00%, 06/19/24	200,000	210,444
		428,104
Uruguay 0.0%
Uruguay Government International Bond
8.00%, 11/18/22	34,000	37,042
4.50%, 08/14/24	400,000	436,684
		473,726
		16,903,295

Supranational* 3.4%
African Development Bank
1.25%, 07/26/21	164,000	164,718
1.63%, 09/16/22	250,000	255,530
2.13%, 11/16/22	450,000	464,760
0.75%, 04/03/23	875,000	884,774
3.00%, 09/20/23	850,000	908,004
Asian Development Bank
2.13%, 11/24/21	500,000	507,170
1.88%, 02/18/22	100,000	101,631
0.63%, 04/07/22	1,100,000	1,105,698
1.88%, 07/19/22	1,000,000	1,023,590
1.88%, 08/10/22	100,000	102,444
1.75%, 09/13/22	600,000	614,430
1.63%, 01/24/23	800,000	821,608
2.75%, 03/17/23	550,000	578,594
0.25%, 07/14/23	750,000	749,512
0.25%, 10/06/23	1,250,000	1,248,362
2.63%, 01/30/24	600,000	639,678
1.50%, 10/18/24	900,000	932,256
2.00%, 01/22/25	200,000	211,094
0.63%, 04/29/25	1,250,000	1,250,687
0.38%, 09/03/25	1,000,000	983,560
0.50%, 02/04/26	1,000,000	984,000
Corp. Andina de Fomento
4.38%, 06/15/22	500,000	523,930
2.75%, 01/06/23	100,000	103,893
2.38%, 05/12/23	300,000	310,401
3.75%, 11/23/23	150,000	161,498
1.63%, 09/23/25	400,000	403,568
Council of Europe Development Bank
1.75%, 09/26/22	200,000	204,886
2.63%, 02/13/23	250,000	261,738
0.25%, 06/10/23	150,000	150,048
0.25%, 10/20/23	400,000	399,312
2.50%, 02/27/24	150,000	159,518
1.38%, 02/27/25	150,000	154,755
European Bank for Reconstruction & Development
1.88%, 07/15/21	200,000	201,274
2.75%, 03/07/23	150,000	157,662
0.25%, 07/10/23	500,000	499,660
1.63%, 09/27/24	150,000	156,081
1.50%, 02/13/25	150,000	155,514
0.50%, 05/19/25	600,000	597,060
0.50%, 11/25/25	300,000	296,139
0.50%, 01/28/26	1,000,000	985,030
European Investment Bank
1.38%, 09/15/21	550,000	553,635
2.13%, 10/15/21	805,000	814,853
2.25%, 03/15/22	850,000	868,317
2.63%, 05/20/22	450,000	463,496
Security Rate, Maturity Date	Face Amount ($)	Value ($)
2.38%, 06/15/22	800,000	822,680
1.38%, 09/06/22	500,000	509,100
2.00%, 12/15/22	750,000	774,352
2.50%, 03/15/23	1,400,000	1,465,674
1.38%, 05/15/23	250,000	256,398
2.88%, 08/15/23	1,200,000	1,276,068
0.25%, 09/15/23	650,000	649,363
3.13%, 12/14/23	1,000,000	1,077,940
3.25%, 01/29/24	2,150,000	2,330,600
2.63%, 03/15/24	700,000	747,866
2.25%, 06/24/24	1,250,000	1,324,975
2.50%, 10/15/24	200,000	214,422
1.88%, 02/10/25	450,000	472,878
1.63%, 03/14/25	650,000	677,144
0.63%, 07/25/25	1,000,000	996,190
0.38%, 12/15/25	1,000,000	980,820
Inter-American Development Bank
1.88%, 07/23/21	200,000	201,362
2.13%, 01/18/22	300,000	305,142
1.75%, 04/14/22	550,000	559,828
1.75%, 09/14/22	100,000	102,415
2.50%, 01/18/23	750,000	782,610
0.50%, 05/24/23	1,250,000	1,258,187
3.00%, 10/04/23	950,000	1,016,167
0.25%, 11/15/23	1,000,000	998,420
2.63%, 01/16/24	1,100,000	1,171,577
3.00%, 02/21/24	600,000	646,806
2.13%, 01/15/25	1,600,000	1,696,256
1.75%, 03/14/25	400,000	418,428
0.88%, 04/03/25	150,000	151,829
0.63%, 07/15/25	1,100,000	1,095,149
International Bank for Reconstruction & Development
1.63%, 02/10/22	600,000	608,160
2.13%, 07/01/22	500,000	513,020
1.88%, 10/07/22	450,000	462,236
2.13%, 02/13/23	150,000	155,636
1.75%, 04/19/23	250,000	258,225
1.88%, 06/19/23	200,000	207,426
3.00%, 09/27/23	1,500,000	1,603,830
0.25%, 11/24/23	1,000,000	998,330
2.50%, 03/19/24	1,050,000	1,117,945
1.50%, 08/28/24	550,000	570,152
2.50%, 11/25/24	700,000	751,534
1.63%, 01/15/25	1,500,000	1,561,770
2.13%, 03/03/25	100,000	106,174
0.75%, 03/11/25	450,000	453,461
0.63%, 04/22/25	2,000,000	2,001,520
0.38%, 07/28/25	1,250,000	1,231,625
2.50%, 07/29/25	1,500,000	1,615,365
0.50%, 10/28/25	1,500,000	1,482,120
International Finance Corp.
1.13%, 07/20/21	175,000	175,662
2.00%, 10/24/22	200,000	205,990
2.88%, 07/31/23	400,000	424,760
1.38%, 10/16/24	350,000	361,176
0.38%, 07/16/25	750,000	738,810
Nordic Investment Bank
1.25%, 08/02/21	300,000	301,335
2.25%, 09/30/21	200,000	202,426
0.38%, 05/19/23	200,000	200,714
2.25%, 05/21/24	400,000	423,576
0.38%, 09/11/25	400,000	393,344
0.50%, 01/21/26	250,000	246,258
The Asian Infrastructure Investment Bank
0.25%, 09/29/23	1,000,000	998,100
2.25%, 05/16/24	400,000	423,408

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
0.50%, 05/28/25	500,000	497,125
0.50%, 01/27/26	1,000,000	983,330
		70,369,557
Total Government Related
(Cost $213,208,032)		215,324,661
Security	Number of Shares	Value ($)
Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (j)	1,924,917	1,924,917
Total Other Investment Company
(Cost $1,924,917)		1,924,917
*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(b)	Security converts to floating rate after the fixed-rate coupon period.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,579,520 or 0.4% of net assets.
(f)	Variable-rate security.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(i)	Guaranteed by the Republic of Germany.
(j)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
The fund owns corporate bonds of affiliates, The Charles Schwab Corp. and TD Ameritrade Holding Corp., since those corporate bonds are included in its index. Below is a summary of investment activities involving The Charles Schwab Corp. and TD Ameritrade Holding Corp. notes owned by the fund during the period ended February 28, 2021:
	Value at 08/31/20	Gross Purchases*	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 02/28/21	Face Amount at 02/28/21	Interest Income Earned
TD Ameritrade Holding Corp., 2.95%, 04/01/22	$103,778	$106	$—	$—	($1,425)	$102,459	100,000	$1,475
TD Ameritrade Holding Corp., 3.63%, 04/01/25	168,864	(1,280)	—	—	(2,405)	165,179	150,000	2,719
The Charles Schwab Corp., 2.65%, 01/25/23	79,061	(270)	—	—	(593)	78,198	75,000	994
The Charles Schwab Corp., 3.55%, 02/01/24	109,804	(1,193)	—	—	273	108,884	100,000	1,775
The Charles Schwab Corp., 3.00%, 03/10/25	—	108,841	—	—	(1,158)	107,683	100,000	1,217
The Charles Schwab Corp., 4.20%, 03/24/25	232,365	(2,262)	—	—	(4,871)	225,232	200,000	4,200
The Charles Schwab Corp., 3.85%, 05/21/25	171,406	(2,107)	—	—	(1,516)	167,783	150,000	2,887
Total	$865,278	$101,835	$—	$—	($11,695)	$955,418		$15,267
* Amount includes amortization of premiums and/or accretion of discounts.

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Schwab Short-Term Bond Index Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Corporates [1]	$—	$539,655,324	$—	$539,655,324
Treasuries	—	1,286,784,612	—	1,286,784,612
Government Related[1]	—	215,324,661	—	215,324,661
Other Investment Company[1]	1,924,917	—	—	1,924,917
Total	$1,924,917	$2,041,764,597	$—	$2,043,689,514
[1]	As categorized in Portfolio Holdings.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Short-Term Bond Index Fund
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in affiliated issuers, at value (cost $938,252)		$955,418
Investments in unaffiliated issuers, at value (cost $2,018,509,498)		2,042,734,096
Cash		384,402
Receivables:
Investments sold		112,841,107
Interest		9,379,976
Fund shares sold		5,306,568
Income from securities on loan		276
Dividends	+	48
Total assets		2,171,601,891
Liabilities
Payables:
Investments bought		112,121,972
Investments bought — delayed-delivery		1,545,553
Investment adviser fees		95,338
Fund shares redeemed		5,088,418
Distributions to shareholders	+	526,726
Total liabilities		119,378,007
Net Assets
Total assets		2,171,601,891
Total liabilities	–	119,378,007
Net assets		$2,052,223,884
Net Assets by Source
Capital received from investors		2,025,246,064
Total distributable earnings		26,977,820

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,052,223,884		199,252,092		$10.30

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Schwab Short-Term Bond Index Fund
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Interest received from affiliated issuers		$15,267
Interest received from unaffiliated issuers		10,630,393
Dividends received from unaffiliated issuers		1,213
Securities on loan, net	+	1,685
Total investment income		10,648,558
Expenses
Investment adviser fees		572,284
Total expenses	–	572,284
Net investment income		10,076,274
Realized and Unrealized Gains (Losses)
Net realized gains on unaffiliated issuers		4,032,658
Net change in unrealized appreciation (depreciation) on affiliated issuers		(11,695)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers	+	(15,733,501)
Net change in unrealized appreciation (depreciation)	+	(15,745,196)
Net realized and unrealized losses		(11,712,538)
Decrease in net assets resulting from operations		($1,636,264)

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Schwab Short-Term Bond Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$10,076,274	$21,005,690
Net realized gains		4,032,658	7,072,187
Net change in unrealized appreciation (depreciation)	+	(15,745,196)	20,990,527
Increase (decrease) in net assets from operations		(1,636,264)	49,068,404
Distributions to Shareholders
Total distributions		($15,453,089)	($21,004,922)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		80,777,565	$836,666,650	120,290,629	$1,236,682,012
Shares reinvested		1,029,481	10,655,297	1,412,346	14,453,769
Shares redeemed	+	(45,631,295)	(472,347,349)	(45,172,807)	(461,824,744)
Net transactions in fund shares		36,175,751	$374,974,598	76,530,168	$789,311,037
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		163,076,341	$1,694,338,639	86,546,173	$876,964,120
Total increase	+	36,175,751	357,885,245	76,530,168	817,374,519
End of period		199,252,092	$2,052,223,884	163,076,341	$1,694,338,639

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Schwab Taxable Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab High Yield Municipal Bond Fund
Schwab Short-Term Bond Index Fund	Schwab 1000 Index® Fund
Schwab Tax-Free Bond Fund	Schwab Global Real Estate Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain mutual funds and exchange-traded funds (ETFs) referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and mutual funds. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Inflation-Protected Securities: The Schwab Treasury Inflation Protected Securities Index Fund invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these instruments is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-indexed instrument, however, interest will be paid based on a principal value, which is adjusted for any inflation or deflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as an addition or reduction to interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
TBA Commitments: The funds may enter into “TBA” (to-be-announced) commitments to purchase or sell securities for a fixed price at a future date. Payments or proceeds of TBA commitments are not delivered until the contractual settlement date. Unsettled TBA commitments are valued at the current fair value generally according to the procedures described above in the Security Valuation section. The funds’ use of TBA commitments may cause the funds to experience higher portfolio turnover and higher transaction costs.
Agency MBS and TBA Transactions: The Treasury Market Practices Group (TMPG) of the Federal Reserve Bank of New York recommended the margining of certain forward-settling Agency MBS transactions to reduce counterparty credit risk. The TMPG recommended market participants exchange two-way variation margin on a regular basis. The Schwab U.S. Aggregate Bond Index Fund posts and receives variation margin with certain counterparties in instances where the unrealized gain/loss on such transactions exceeds certain pre-determined thresholds. The variation margin, if any, is disclosed on the Statement of Assets and Liabilities.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of February 28, 2021, the Schwab U.S. Aggregate Bond Index Fund had securities on loan, all of which were classified as corporate bonds. The value of the securities on loan and the related collateral as of February 28, 2021, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date). Any increase or decrease in the principal amount of an inflation-protected security is included as an addition or reduction to interest income on the Statement of Operations; such adjustments may have a significant impact on a fund’s distributions. Dividends from underlying funds are recorded on the date they are effective (the ex-dividend date). Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory Agreement between CSIM and the Schwab Treasury Inflation Protected Securities Index Fund and an Investment Advisory Agreement between CSIM and the Schwab U.S. Aggregate Bond Index Fund and Schwab Short-Term Bond Index Fund, CSIM pays the operating expenses of the funds, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Agency Mortgage-Backed Securities Charges:
Due to market conditions or other reasons, delivery of U.S. Treasury securities, agency debt and agency mortgage-backed securities may not occur on a timely basis. In these instances, a fund may fail to receive a security purchased causing the fund to be unable to deliver a security sold. The TMPG recommends voluntary fail charges when securities are not delivered as agreed by the parties. These fails charges are included in net realized gains (losses) on each fund’s Statement of Operations, if any.
(g) Distributions to Shareholders:
The funds, except for the Schwab Treasury Inflation Protected Securities Index Fund, declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The Schwab Treasury Inflation Protected Securities Index Fund declares and pays distributions from net investment income, if any, quarterly. All the funds make distributions from net realized capital gains, if any, once a year.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
The funds invest mainly in corporate bonds, mortgage-backed and asset-backed securities, government or municipal obligations, and other debt securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, they follow the securities included in their respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests.
Sampling Index Tracking Risk. An index fund may not fully replicate its respective index and may hold securities not included in the respective index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If the fund utilizes a sampling approach it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Credit Risk. A decline in the credit quality of an issuer or guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer or guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
Concentration Risk. To the extent that a fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Non-U.S. Issuer Risk. Certain funds may invest in U.S.-registered, dollar-denominated bonds of non-U.S. corporations, governments, agencies and supra-national entities. A fund’s investments in bonds of non-U.S. issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with bonds issued by non-U.S. corporations and entities in emerging markets.
Mortgage-Backed and Mortgage Pass-Through Securities Risk. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Certain of the mortgage-backed securities in which the fund may invest are issued or guaranteed by agencies or instrumentalities of the U.S. government but are not backed by the full faith and credit of the U.S. government. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so which can cause the fund to lose money or underperform. The risks of investing in mortgage-backed securities include, among others, interest rate risk, credit risk, prepayment risk and extension risk. Transactions in mortgage pass-through securities often occur through TBA transactions. The fund could lose money or underperform if a TBA counterparty defaults or goes bankrupt.
Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. A fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Derivatives Risk. Certain funds may invest in derivative instruments. The principal types of derivatives used by the funds are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as market risk, credit risk, liquidity risk and leverage risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Inflation-Protected Security Risk. The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.
Leverage Risk. Certain fund transactions, such as derivatives transactions, TBA transactions and mortgage dollar rolls, may give rise to a form of leverage and may expose the funds to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1.00 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1.00 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when a fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Portfolio Turnover Risk (Schwab U.S. Aggregate Bond Index Fund only). A fund may engage in frequent trading of its portfolio securities in connection with its tracking of the index, primarily due to the fund rolling over its positions in TBAs as it tracks the portion of the index represented by mortgage-backed securities. A higher portfolio turnover rate may result in increased transaction costs, which may lower a fund’s performance. A higher portfolio turnover rate can also result in an increase in taxable capital gains distributions to a fund’s shareholders.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
0.05%	0.04%	0.06%
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of each fund in this report that are owned by other funds in the Fund Complex as of February 28, 2021, as applicable:
	Underlying Funds
	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Schwab MarketTrack Growth Portfolio	—%	2.7%	—%
Schwab MarketTrack Balanced Portfolio	—%	4.0%	0.3%
Schwab MarketTrack Conservative Portfolio	—%	3.2%	0.1%
Schwab Target 2010 Fund	0.2%	0.3%	0.3%
Schwab Target 2015 Fund	0.3%	0.4%	0.4%
Schwab Target 2020 Fund	1.8%	2.5%	2.3%
Schwab Target 2025 Fund	0.9%	2.1%	1.9%
Schwab Target 2030 Fund	0.5%	2.6%	2.3%
Schwab Target 2035 Fund	—%	0.9%	0.8%
Schwab Target 2040 Fund	—%	1.3%	1.2%
Schwab Target 2045 Fund	—%	0.2%	0.1%
Schwab Target 2050 Fund	—%	0.1%	0.1%
Schwab Target 2055 Fund	—%	0.0%*	0.0%*
Schwab Target 2060 Fund	—%	0.0%*	0.0%*
Schwab Target 2065 Fund	—%	0.0%*	0.0%*
Schwab Monthly Income Fund — Moderate Payout	—%	0.4%	—%
Schwab Monthly Income Fund — Enhanced Payout	—%	1.2%	—%
Schwab Monthly Income Fund — Maximum Payout	—%	1.8%	—%
Schwab Balanced Fund	—%	4.8%	—%
*	Less than 0.05%.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees. The independent trustees are paid by CSIM. For more information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
All of the funds also have access to custodian overdraft facilities. The funds may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2021, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Long-Term U.S. Government Securities*	Purchases of Other Long-Term Securities	Total Purchases of Long-Term Securities
Schwab Treasury Inflation Protected Securities Index Fund	$612,853,347	$—	$612,853,347
Schwab U.S. Aggregate Bond Index Fund	1,875,161,703	244,117,337	2,119,279,040
Schwab Short-Term Bond Index Fund	803,632,332	195,767,765	999,400,097
	Sales/Maturities of Long-Term U.S. Government Securities*	Sales/Maturities of Other Long-Term Securities	Total Sales/Maturities of Long-Term Securities
Schwab Treasury Inflation Protected Securities Index Fund	$172,213,629	$—	$172,213,629
Schwab U.S. Aggregate Bond Index Fund	1,438,567,180	74,458,924	1,513,026,104
Schwab Short-Term Bond Index Fund	548,228,228	75,722,817	623,951,045
*	Includes securities guaranteed by U.S. Government Agencies.

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Schwab Taxable Bond Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of February 28, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Tax cost	$1,751,581,421	$5,139,208,604	$2,019,673,810
Gross unrealized appreciation	$111,659,805	$167,232,454	$28,263,543
Gross unrealized depreciation	(2,430,841)	(38,290,380)	(4,247,839)
Net unrealized appreciation (depreciation)	$109,228,964	$128,942,074	$24,015,704
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2020, the funds had no capital loss carryforwards available to offset future net capital gains.
For the fiscal year ended August 31, 2020, the funds had capital loss carryforwards utilized as follows:
	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Capital loss carryforwards utilized	$1,025,834	$13,995,864	$2,772,420
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2021. The tax-basis components of distributions paid during the fiscal year ended August 31, 2020, were as follows:
	Schwab Treasury Inflation Protected Securities Index Fund	Schwab U.S. Aggregate Bond Index Fund	Schwab Short-Term Bond Index Fund
Ordinary income	$14,928,816	$93,281,965	$21,004,922
As of August 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2020, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Taxable Bond Funds
Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 22, 2020 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2019, through May 31, 2020. No significant liquidity events impacting any of the Funds were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing each Fund’s liquidity risk.

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Schwab Taxable Bond Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None

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Schwab Taxable Bond Funds
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Schwab Taxable Bond Funds
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Taxable Bond Funds
Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg Barclays US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L) An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the
TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
commercial mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of commercial mortgage loans.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

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Schwab Taxable Bond Funds
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Schwab Taxable Bond Funds  |  Semiannual Report

Schwab Taxable Bond Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13480-25
00258629

Semiannual Report  |  February 28, 2021
Schwab Municipal Bond Funds

Schwab Tax-Free Bond Fund
Schwab California Tax-Free Bond Fund
Schwab High Yield Municipal Bond Fund

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Three ways investors can include bonds in an asset allocation strategy.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Returns for the 6 Months Ended February 28, 2021
Schwab Tax-Free Bond Fund (Ticker Symbol: SWNTX)	0.78%
Bloomberg Barclays Municipal 3-15 Year Blend Index	0.59%
Fund Category: Morningstar Municipal National Intermediate Bond*	1.13%
Performance Details	page 7

Schwab California Tax-Free Bond Fund (Ticker Symbol: SWCAX)	0.29%
Bloomberg Barclays California Municipal 3-15 Year Blend Index	-0.05%
S&P California AMT-Free Municipal Bond Index	-0.01%
Fund Category: Morningstar Municipal California Intermediate/Short Bond*	0.75%
Performance Details	page 8

Schwab High Yield Municipal Bond Fund (Ticker Symbol: SWHYX)	2.05% [1]
Bloomberg Barclays High Yield Municipal Index	5.67%
Bloomberg Barclays Municipal Bond Index	0.86%
Fund Category: Morningstar High Yield Muni*	4.20%
Performance Details	page 9
All total return figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. For Schwab High Yield Municipal Bond Fund, performance data quoted does not reflect the non-recurring redemption fee of 1% that may be charged if shares are sold or exchanged within 60 days of the purchase date. If these fees were reflected, the performance quoted would be lower.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
*	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[1]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
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Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
The Investment Environment

For the six-month reporting period ended February 28, 2021, U.S. fixed-income markets were mixed as the U.S. economy struggled with the continuing fallout from the COVID-19 pandemic. Despite persisting COVID-19 pandemic-driven stresses to the global economy—including widespread business disruptions, high unemployment, and prolonged stay-at-home orders—and the resurgence of COVID-19 cases in the fall and into the winter, markets were buoyed by the extensive emergency rescue and fiscal stimulus measures passed by governments and central banks around the world beginning in March 2020, as well as the initial distribution of COVID-19 vaccines in December 2020 and the expanded rollout in 2021. While bond yields remained relatively flat for the first four months of the reporting period, in the final two months demand waned and yields rose. For the reporting period, the Bloomberg Barclays Municipal 3-15 Year Blend Index returned 0.59% and the Bloomberg Barclays California Municipal 3-15 Year Blend Index returned -0.05%, while the Bloomberg Barclays High Yield Municipal Index returned 5.67%. For comparison to taxable bonds, the Bloomberg Barclays US Aggregate Bond Index, representing the broad U.S. bond market, returned -1.55% for the reporting period.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Federal Reserve (Fed) and U.S. Congress, the U.S. economy has held up relatively well, especially given the intensity of the COVID-19 pandemic’s economic impact. After falling by an annualized rate of 31.4% in the second quarter of 2020, U.S. gross domestic product (GDP) jumped by an annualized rate of 33.4% for the third quarter of 2020, reflecting pent-up consumer demand and government support. GDP grew at an annualized rate of 4.3% for the fourth quarter of 2020. For the full year of 2020, GDP decreased by 3.5%. Unemployment skyrocketed in April 2020, but fell in subsequent months. Inflation remained well below the Fed’s traditional target of 2%, although inflation concerns rose toward the end of the reporting period when the yield on the 10-year U.S. Treasury spiked.
Central banks around the world, including the Fed, maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., the federal funds rate remained in a range of 0.00% to 0.25% throughout the reporting period. In addition, other Fed-driven emergency measures remained in effect, including large purchases of U.S. Treasuries and other securities to support smooth market function, facilitating the flow of credit to municipalities, financing for employers, consumers, and businesses, and the establishment of facilities to support credit to businesses and consumers alike. In August, the Fed announced that it was shifting its interest rate policy approach to allow inflation to rise above its previous 2% target for periods of time, even in times of rising employment.
Yield Advantage of Munis over Treasuries: For Five-Year bonds; Tax Brackets Shown are the Highest Applicable

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Bloomberg L.P.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
The Investment Environment (continued)

Outside the U.S., the European Central Bank held its policy rate at 0.00%, unchanged since March 2016, and maintained its asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016. The Bank of England maintained its key official bank rate at 0.10% and also reiterated its commitment to its bond-buying program.
As of the beginning of the reporting period, the municipal (muni) bond market had recovered to pre-pandemic levels following plummeting demand in March 2020, demonstrating resilience. Demand rose slowly but steadily throughout most of the reporting period as investors sought yield in the extraordinarily low interest-rate environment. (Bond yields and bond prices typically move in opposite directions.) Muni bond issuers took advantage of the low interest rates to increase issuance as demand rose. However, in the final two weeks of the reporting period, as the likelihood of another stimulus package rose, demand fell and yields rose, following the movement of the 10-year U.S. Treasury, which ended the reporting period at its highest yield in more than a year.
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Schwab Municipal Bond Funds
California State Investment Environment

California’s financial position remains strong despite record unemployment and temporary business closures throughout most of 2020 aimed at limiting the spread of the COVID-19 virus.
The state’s enacted fiscal 2021 budget (ending June 30, 2021) reflected expectations that tax revenues would sharply decline in tandem with the economy. However, updated projections reflect unanticipated tax revenue strength. Governor Newsom’s proposed budget for fiscal 2022 builds upon that strength, reversing cuts to education while replenishing reserves to almost pre-pandemic levels.
Based upon a revised budget forecast, California is estimated to generate revenues of $158 billion in the fiscal year ending June 30, 2021, an amount 22% higher than the original budget approved last June and 13% higher than revenues generated in fiscal 2020. The increase in the revenue forecast is driven by the strength of the stock market and associated capital gains, lower than anticipated unemployment among higher income taxpayers, and steady spending by consumers despite the economic impact of the recession. State personal income and sales and use taxes are the state’s leading revenues and are projected to increase 7% and 6%, respectively, over fiscal 2020 receipts. The revised budget forecast was formed before the federal Coronavirus Response and Relief Supplemental Appropriations Act (CRRSA Act) was approved in December 2020 and the federal American Rescue Plan Act was approved in March 2021, and thus does not reflect the additional stimulus aid available to the state. The budget does, however, rely on $10 billion of already received federal funds to offset spending for healthcare and other costs.
Governor Newsom has proposed a record $165 billion budget for fiscal 2022. The budget projects revenues to increase a modest 2% in fiscal 2022 and proposes increased spending for fiscal 2021 and fiscal 2022 based on revised current year revenue estimates. Key spending proposals for fiscal 2022 and the remainder of fiscal 2021 include repaying $9 billion of deferred state aid to schools and community colleges, providing over $2 billion of one-time supplemental funds to schools, and increasing aid for individuals and businesses disproportionately impacted by the COVID-19 pandemic. Whereas the enacted fiscal 2021 budget anticipated drawing down reserves by nearly $8 billion, the increase in forecasted revenue is expected to enable the state to increase reserves by $6 billion over fiscal 2020 levels. The state projects it will end fiscal 2022 with reserves of $25 billion, nearly comparable to its pre-pandemic peak.
The favorable revenue picture is in stark contrast to the state’s high level of unemployment. California’s unemployment rate jumped from 3.9% in February 2020 to 16.4% in April following the imposition of statewide shelter-in-place orders and the temporary closure of many businesses. The unemployment rate was 9.0% as of January 2021, well above the national average of 6.3%. Areas that are highly dependent on tourism and entertainment have been the hardest hit, as many businesses that cater to tourists were closed or severely capacity constrained throughout most of 2020 in an effort to limit the spread of the COVID-19 virus.
Local governments in California are expected to be impacted differently based on their sources of revenue. California counties are highly dependent on property taxes, which are not as economically sensitive as many other types of revenues. California cities generally derive their revenues from property taxes and a wide variety of taxes and fees, such as sales and use taxes and hotel taxes that are more economically sensitive. California school districts and community college districts receive their revenue from a combination of property taxes and state aid. School districts and community college districts are expected to benefit in the near term from higher state aid as well as federal stimulus funds targeted for education.
California’s credit quality remains strong. At the end of the reporting period, the state’s general obligation ratings were Aa2 by Moody’s Investors Service, AA- from S&P Global Ratings, and AA from Fitch Ratings. All three rating agencies maintained stable outlooks on their ratings.

Management views may have changed since the report date.
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Schwab Municipal Bond Funds
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Bond Strategies, leads the portfolio management team for Schwab’s tax-free bond funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state-specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

James Cortez, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund. Previous to this role, Mr. Cortez was a director on CSIM’s municipal research team, responsible for conducting credit research for CSIM’s municipal fixed-income funds and money market funds with a focus on healthcare and higher education credits. Prior to joining CSIM in 2006, Mr. Cortez was an associate director in Standard & Poor’s healthcare group.

Jason D. Diefenthaler, Senior Portfolio Manager and Head of Wasmer Municipal Bond Strategies supporting the Wasmer Schroeder Strategies, is responsible for the day-to-day co-management of the Schwab High Yield Municipal Bond Fund. Prior to joining CSIM in 2020, Mr. Diefenthaler was the director of tax-exempt portfolio management at Wasmer, Schroeder & Company, LLC and was responsible for the day-to-day co-management of the predecessor fund since its inception in 2014. Previous to that role, he was a credit analyst for taxable and tax-exempt strategies at Wasmer, Schroeder & Company, LLC

John Khodarahmi, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund. Prior to joining CSIM in 2015, Mr. Khodarahmi was a vice president and senior municipal trader at Eaton Vance Management for the firm’s tax-free bond funds since 2002. Previous to Eaton Vance, he was a vice president at both Banc of America Montgomery Securities and Thomas Weisel Partners, and also spent time as a corporate cash and high net worth portfolio manager/trader at Thomas Weisel. Prior to those roles, Mr. Khodarahmi was a municipal trader and underwriter for Fleet Securities, Inc. (now part of Bank of America).
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Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Fund as of February 28, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab Tax-Free Bond Fund (9/11/92)	0.78%	0.75%	2.71%	3.64%
Bloomberg Barclays Municipal 3-15 Year Blend Index	0.59%	1.42%	3.13%	3.99%
Fund Category: Morningstar Municipal National Intermediate Bond[3]	1.13%	0.88%	2.84%	3.74%
Fund Expense Ratios[4]: Net 0.49%; Gross 0.55%

Yields
30-Day SEC Yield[1,2]	0.67%
30-Day SEC Yield-No Waiver[1,5]	0.62%
Taxable Equivalent Yield[6]	1.14%
12-Month Distribution Yield[1,2]	1.94%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[7]	5.4 Yrs
Weighted Average Duration[7]	5.3 Yrs
By Credit Quality8

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[5]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[6]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[7]	See Glossary for definitions of maturity and duration.
[8]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
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Schwab Municipal Bond Funds  |  Semiannual Report

Schwab California Tax-Free Bond Fund as of February 28, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2
Fund and Inception Date	6 months	1 Year	5 Years	10 Years
Fund: Schwab California Tax-Free Bond Fund (2/24/92)	0.29%	0.59%	2.54%	3.75%
Bloomberg Barclays California Municipal 3-15 Year Blend Index[3]	-0.05%	1.10%	N/A [4]	N/A [4]
S&P California AMT-Free Municipal Bond Index	-0.01%	0.61%	3.15%	4.68%
Fund Category: Morningstar Municipal California Intermediate/Short Bond[5]	0.75%	0.35%	2.43%	3.72%
Fund Expense Ratios[6]: Net 0.49%; Gross 0.58%

Yields
30-Day SEC Yield[1,2]	0.45%
30-Day SEC Yield-No Waiver[1,7]	0.35%
Taxable Equivalent Yield[8]	0.97%
12-Month Distribution Yield[1,2]	1.81%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[9]	5.2 Yrs
Weighted Average Duration[9]	5.3 Yrs
By Credit Quality10

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	The Bloomberg Barclays California Municipal 3-15 Year Blend Index was established effective January 1, 2020. Performance shown prior to January 1, 2020 is based on a subset of securities included in the Bloomberg Barclays Municipal 3-15 Year Blend Index.
[4]	Information not available to the fund.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[7]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[8]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%, and effective California state personal income tax rate of 13.30%. Your tax rate may be different.
[9]	See Glossary for definitions of maturity and duration.
[10]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
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Schwab Municipal Bond Funds  |  Semiannual Report

Schwab High Yield Municipal Bond Fund as of February 28, 2021

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1,2,3
Fund and Inception Date	6 months	1 Year	5 Years	Since Inception
Fund: Schwab High Yield Municipal Bond Fund[4] (3/31/14)	2.05% [5]	-3.53%	3.53%	5.09%
Bloomberg Barclays High Yield Municipal Index	5.67%	1.27%	6.42%	6.23%
Bloomberg Barclays Municipal Bond Index	0.86%	1.06%	3.43%	3.96%
Fund Category: Morningstar High Yield Muni[6]	4.20%	0.12%	4.41%	N/A
Fund Expense Ratios[7]: Net 0.60%; Gross 0.73%

Yields
30-Day SEC Yield[1,2]	2.11%
30-Day SEC Yield-No Waiver[1,8]	1.99%
Taxable Equivalent Yield[9]	3.56%
12-Month Distribution Yield[1,2]	3.08%
Portfolio Composition % of investments
These charts show two different views of the fund’s portfolio: by type of security and credit quality of the security.

By Security Type

Weighted Average Maturity[10]	5.8 Yrs
Weighted Average Duration[10]	7.1 Yrs
By Credit Quality11

Portfolio holdings may have changed since the report date.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Performance data quoted does not reflect the non-recurring redemption fee of 1% that may be charged if shares are sold or exchanged within 60 days of the purchase date. If these fees were reflected, the performance quoted would be lower.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the total return/yield may have been lower.
[3]	Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund (the predecessor fund) was reorganized into the Schwab High Yield Municipal Bond Fund. The performance and financial history prior to August 10, 2020 are that of the predecessor fund.
[4]	Inception date is that of the predecessor fund.
[5]	Total return for the report period presented in the table differs from the return in the Financial Highlights. The total return presented in the above table is calculated based on the NAV at which shareholder transactions were processed. The total return presented in the Financial Highlights section of the report is calculated in the same manner, but also takes into account certain adjustments that are necessary under generally accepted accounting principles required in the annual and semiannual reports.
[6]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[7]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the financial statements.
[8]	Yield if fund expenses had not been partially absorbed by the investment adviser and its affiliates.
[9]	Taxable equivalent yield assumes a federal regular income tax rate of 40.80%, which includes a Medicare surcharge rate of 3.8%. Your tax rate may be different.
[10]	See Glossary for definitions of maturity and duration.
[11]	Bloomberg Barclays Index Rating: Based on the middle rating of Moody’s, S&P and Fitch; when a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, other sources may be used to classify securities by credit quality. Source: Bloomberg Index Service Ltd.
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Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Municipal Bond Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees, transfer agent fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning September 1, 2020 and held through February 28, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 9/1/20	Ending Account Value (Net of Expenses) at 2/28/21	Expenses Paid During Period 9/1/20-2/28/21[2]
Schwab Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$1,007.80	$2.44
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46
Schwab California Tax-Free Bond Fund
Actual Return	0.49%	$1,000.00	$1,002.90	$2.43
Hypothetical 5% Return	0.49%	$1,000.00	$1,022.37	$2.46
Schwab High Yield Municipal Bond Fund
Actual Return	0.60%	$1,000.00	$1,021.50	$3.01
Hypothetical 5% Return	0.60%	$1,000.00	$1,021.82	$3.01

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.
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Schwab Municipal Bond Funds  |  Semiannual Report

Schwab Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$12.13	$12.12	$11.52	$11.82	$12.13	$11.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.26	0.28	0.27	0.27	0.26
Net realized and unrealized gains (losses)	(0.01)	0.04 [2]	0.60	(0.30)	(0.21)	0.37
Total from investment operations	0.10	0.30	0.88	(0.03)	0.06	0.63
Less distributions:
Distributions from net investment income	(0.11)	(0.26)	(0.28)	(0.27)	(0.27)	(0.26)
Distributions from net realized gains	(0.07)	(0.03)	—	—	(0.10)	(0.06)
Total distributions	(0.18)	(0.29)	(0.28)	(0.27)	(0.37)	(0.32)
Net asset value at end of period	$12.05	$12.13	$12.12	$11.52	$11.82	$12.13
Total return	0.78% [3]	2.52%	7.77%	(0.22%)	0.63%	5.37%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [4]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.55% [4]	0.55%	0.56%	0.57%	0.56%	0.57%
Net investment income (loss)	1.82% [4]	2.14%	2.41%	2.35%	2.32%	2.16%
Portfolio turnover rate	30% [3]	99%	129%	82%	83%	54% [5]
Net assets, end of period (x 1,000,000)	$800	$758	$751	$650	$667	$708

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized
4
Annualized.
5
Historically low yields led to large unrealized gains in existing positions. To limit taxable gains, Fund Management decreased sale activity and thereby decreased portfolio turnover.
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See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 83.2% of net assets
ALABAMA 0.7%
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2016A	5.00%	12/01/31 (a)	2,000,000	2,055,840
Univ of Montevallo
RB Series 2017	5.00%	05/01/26	200,000	241,782
RB Series 2017	5.00%	05/01/27	250,000	309,970
RB Series 2017	5.00%	05/01/42 (a)	2,150,000	2,543,257
				5,150,849
ALASKA 0.5%
Anchorage
GO Bonds Series 2020A	4.00%	04/01/37 (a)	1,000,000	1,188,500
North Slope Borough
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/22 (a)(b)	1,130,000	1,143,334
Water & Wastewater Facilities RB (Service Area 10) Series 2014	5.00%	06/30/23 (a)(b)	1,790,000	1,811,122
				4,142,956
ARIZONA 0.5%
Arizona Health Facilities Auth
RB (Phoenix Childrens Hospital) Series 2013B	5.00%	02/01/43 (a)	1,000,000	1,062,460
Phoenix Civic Improvement Corp
Jr lien Airport RB Series 2019A	4.00%	07/01/44 (a)	1,000,000	1,122,640
Tucson
Refunding COP Series 2014	4.00%	07/01/22	700,000	734,461
Refunding COP Series 2014	4.00%	07/01/23	700,000	756,000
				3,675,561
ARKANSAS 1.4%
Bella Vista
Sales & Use Tax Bonds Series 2020	1.13%	10/01/45 (a)	2,750,000	2,744,390
Fayetteville
Sales Tax RB Series 2019A	1.60%	11/01/35 (a)	905,000	902,792
Little Rock
Sewer Refunding RB Series 2015	3.00%	04/01/23	735,000	772,309
Sewer Refunding RB Series 2015	3.00%	04/01/24	560,000	598,898
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Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Marion
Sales & Use Tax RB Series 2017	2.90%	09/01/47 (a)	405,000	410,204
Rogers
Sales & Use Tax Bonds Series 2018B	3.25%	11/01/43 (a)	2,965,000	3,089,411
Sherwood
Sales & Use Tax Bonds Series 2018	3.05%	12/01/43 (a)	535,000	553,174
Springdale
Sales & Use Tax Refunding & Improvement Bonds Series 2018	3.00%	04/01/43 (a)	1,800,000	1,822,698
				10,893,876
CALIFORNIA 6.6%
Anaheim Housing & Public Improvement Auth
Electric System Refunding RB Series 2016	5.00%	10/01/41 (a)(b)	640,000	657,811
California
GO Bonds	5.00%	08/01/24	1,000,000	1,155,100
GO Bonds	3.00%	03/01/26	5,000,000	5,578,000
GO Bonds	5.00%	03/01/27 (a)	2,600,000	3,056,274
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	590,000	715,245
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/23	455,000	490,859
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	600,000	670,986
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/25	1,000,000	1,154,290
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/26	1,050,000	1,246,560
RB (Loma Linda Univ Medical Center) Series 2016A	5.00%	12/01/36 (a)	1,500,000	1,698,255
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	1,065,000	1,245,219
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	3,700,000	4,223,772
Jurupa Public Finance Auth
Special Tax RB Series 2014A	5.00%	09/01/21	450,000	460,548
Special Tax RB Series 2014A	5.00%	09/01/22	60,000	64,069
Los Angeles Dept of Airports
Sub RB Series 2019F	5.00%	05/15/28	2,115,000	2,666,380
New Haven USD
GO Refunding Bonds Series 2014B	5.00%	08/01/21	1,000,000	1,020,100
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/27 (a)	1,295,000	1,522,739
GO Bonds Series 2015A	5.00%	08/01/28 (a)	1,000,000	1,173,510
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	2,700,000	3,050,406
Pasadena
Refunding COP Series 2015A	5.00%	02/01/29 (a)	585,000	684,561
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22 (a)(b)	360,000	360,000
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	3,000,000	3,805,350
Rancho Cucamonga Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2014	5.00%	09/01/26 (a)	755,000	865,389
San Bruno Public Finance Auth
Lease RB Series 2019	5.00%	05/01/30 (a)	460,000	597,094
Lease RB Series 2019	5.00%	05/01/31 (a)	485,000	624,399
13
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31 (c)	1,250,000	1,052,412
GO Bonds Series 2010C	0.00%	07/01/32 (c)	1,500,000	1,228,530
GO Bonds Series 2010C	0.00%	07/01/33 (c)	1,000,000	795,970
GO Bonds Series 2010C	0.00%	07/01/35 (c)	1,300,000	976,183
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,504,999
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,685,000	3,076,473
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22	605,000	646,406
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23	375,000	416,734
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24	1,060,000	1,219,975
Stockton Public Financing Auth
Water Refunding RB Series 2018A	5.00%	10/01/23	300,000	334,581
Water Refunding RB Series 2018A	5.00%	10/01/24	300,000	346,215
Water Refunding RB Series 2018A	5.00%	10/01/25	500,000	595,425
				52,980,819
COLORADO 0.9%
Boulder Cnty
COP Series 2015	5.00%	12/01/24 (a)	375,000	376,328
COP Series 2015	5.00%	12/01/25 (a)	500,000	501,765
Centennial Water & Sanitation District
Water & Wastewater RB Series 2019	5.00%	12/01/34 (a)	420,000	529,456
Water & Wastewater RB Series 2019	5.00%	12/01/35 (a)	500,000	628,375
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A1	4.00%	08/01/37 (a)	1,250,000	1,426,112
Refunding RB (Evangelical Lutheran Good Samaritan Society) Series 2017	5.00%	06/01/31 (a)(b)	1,250,000	1,558,912
Colorado Regional Transportation District
RB (Denver Transit Partners) Series 2020A	5.00%	07/15/30	300,000	384,912
RB (Denver Transit Partners) Series 2020A	5.00%	01/15/31	500,000	646,685
RB (Denver Transit Partners) Series 2020A	4.00%	07/15/34 (a)	1,000,000	1,181,220
Denver
Dedicated Tax RB Series 2018A-2	0.00%	08/01/31 (a)(c)	380,000	288,599
				7,522,364
CONNECTICUT 2.0%
Connecticut
GO Bonds Series 2020C	4.00%	06/01/33 (a)	650,000	774,079
GO Bonds Series 2020C	4.00%	06/01/34 (a)	1,000,000	1,184,190
GO Bonds Series 2020C	4.00%	06/01/35 (a)	250,000	294,675
GO Bonds Series 2020C	4.00%	06/01/36 (a)	1,250,000	1,467,575
GO Bonds Series 2021A	4.00%	01/15/31	2,000,000	2,450,860
GO Refunding Bonds Series 2016B	5.00%	05/15/27 (a)	2,095,000	2,533,525
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/25	850,000	1,001,206
Special Tax Obligation Bonds Series 2020A	5.00%	05/01/26	1,200,000	1,456,776
14
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Univ of Connecticut
GO Bonds Series 2019A	5.00%	11/01/34 (a)(d)	2,000,000	2,483,600
GO Bonds Series 2019A	5.00%	11/01/35 (a)(d)	1,000,000	1,238,140
GO Bonds Series 2019A	5.00%	11/01/36 (a)(d)	1,000,000	1,234,060
				16,118,686
DELAWARE 0.0%
Delaware State Housing Auth
S/F Mortgage Sr RB Series 2011A2	4.25%	07/01/29 (a)	280,000	282,582
FLORIDA 3.2%
Florida Higher Educational Facilities Financing Auth
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/24	375,000	423,383
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/25	450,000	521,410
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/26	765,000	906,464
Educational Facilities RB (Florida Institute of Technology) Series 2019	5.00%	10/01/27	685,000	826,583
Florida Ports Financing Commission
Transportation Trust Fund Refunding RB Series 2011A	5.00%	10/01/28 (a)	1,500,000	1,540,860
Greater Orlando Aviation Auth
Airport Facilities RB Series 2019A	5.00%	10/01/26	5,000,000	6,102,300
Hollywood Community Redevelopment Agency
Refunding RB Series 2015	5.00%	03/01/24	3,000,000	3,382,410
Jacksonville
Health Care Facilities Refunding RB (Baptist Health) Series 2017	5.00%	08/15/34 (a)	910,000	1,085,230
Miami Beach Health Facilities Auth
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/21	100,000	102,987
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/22	150,000	161,025
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/24	400,000	459,948
Hospital Refunding & RB (Mt Sinai Medical Center) Series 2014	5.00%	11/15/25 (a)	250,000	286,398
Miami-Dade Cnty Expressway Auth
Toll System RB Series 2014A	5.00%	07/01/22	550,000	583,918
Toll System RB Series 2014A	4.00%	07/01/23	1,730,000	1,862,120
Toll System RB Series 2014A	5.00%	07/01/24	625,000	714,237
Palm Beach Cnty Health Facilities Auth
Hospital Refunding RB (Boca Raton Regional Hospital) Series 2014	5.00%	12/01/22 (b)	800,000	866,056
Port St. Lucie
Utility System Refunding RB Series 2014	5.00%	09/01/21	175,000	179,083
Utility System Refunding RB Series 2014	5.00%	09/01/22	485,000	518,877
Utility System Refunding RB Series 2014	5.00%	09/01/23	350,000	389,137
Tallahassee
Consolidated Utility Systems RB Series 2018	5.00%	10/01/35 (a)	1,495,000	1,769,198
Tampa
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/35 (a)(c)	1,550,000	1,027,696
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/36 (a)(c)	800,000	507,376
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/37 (a)(c)	855,000	517,976
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/38 (a)(c)	1,000,000	577,640
Tax Allocation RBs (Moffitt Cancer Center) Series 2020A	0.00%	09/01/49 (a)(c)	1,200,000	417,684
				25,729,996
15
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GEORGIA 1.0%
Atlanta Hartsfield-Jackson Airport
Airport Refunding RB Series 2020B	5.00%	07/01/27	2,500,000	3,095,825
Airport Refunding RB Series 2020B	5.00%	07/01/28	2,400,000	3,025,752
Brookhaven Development Auth
RB (Children’s Healthcare of Atlanta) Series 2019A	5.00%	07/01/27	1,500,000	1,883,595
				8,005,172
HAWAII 0.2%
Hawaii
Harbor System RB Series 2020A	4.00%	07/01/34 (a)	750,000	879,255
Harbor System RB Series 2020A	4.00%	07/01/35 (a)	500,000	584,300
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26 (a)	55,000	55,664
				1,519,219
IDAHO 0.4%
Canyon Cnty SD #139
GO Bonds Series 2019A	5.00%	09/15/26 (d)	450,000	554,589
GO Bonds Series 2019A	5.00%	09/15/27 (d)	400,000	505,560
GO Bonds Series 2019A	5.00%	09/15/28 (d)	425,000	549,215
GO Bonds Series 2019A	5.00%	09/15/29 (a)(d)	400,000	519,912
Nampa SD #131
GO Refunding Bonds Series 2011B	4.00%	08/15/22 (d)	695,000	733,711
				2,862,987
ILLINOIS 6.7%
Bellwood Village
GO Refunding Bonds Series 2014	4.00%	12/01/21	500,000	513,300
GO Refunding Bonds Series 2014	5.00%	12/01/32 (a)	1,705,000	1,967,263
GO Refunding Bonds Series 2016B	5.00%	12/01/28 (a)	1,855,000	2,275,807
Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (a)	1,450,000	1,736,868
OHare General Airport Sr Lien RB Series 2016C	5.00%	01/01/29 (a)	400,000	472,912
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/25 (a)(b)	290,000	301,246
OHare General Airport Sr Lien Refunding RB Series 2012A	5.00%	01/01/33 (a)	400,000	464,992
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/28 (a)	1,750,000	2,034,375
OHare General Airport Sr Lien Refunding RB Series 2015B	5.00%	01/01/29 (a)	1,100,000	1,277,397
OHare General Airport Sr Lien Refunding RB Series 2016C	5.00%	01/01/31 (a)	1,000,000	1,174,850
Refunding GO Bonds Series 2014A	5.00%	01/01/35 (a)	750,000	802,785
Chicago Housing Auth
GO Bonds Series 2018A	5.00%	01/01/27	1,000,000	1,198,000
GO Bonds Series 2018A	5.00%	01/01/28	1,000,000	1,220,430
Community Unit SD #300
GO Refunding Bonds Series 2013	5.25%	01/01/31 (a)	4,840,000	5,262,000
Dupage Cnty HSD #88
GO Refunding Bonds Series 2016	5.00%	01/15/26	2,500,000	2,997,475
16
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Illinois
GO Bonds Series 2018	5.00%	05/01/31 (a)	1,000,000	1,164,540
GO Bonds Series 2020	5.38%	05/01/23	500,000	544,310
GO Bonds Series 2020	5.50%	05/01/24	1,000,000	1,124,300
GO Bonds Series 2020	5.50%	05/01/25	1,500,000	1,727,520
GO Refunding Bonds Series 2016	5.00%	02/01/28 (a)	1,500,000	1,739,145
GO Refunding Bonds Series 2018B	5.00%	10/01/33 (a)	1,500,000	1,740,375
Illinois Finance Auth
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/44 (a)	500,000	599,420
Facilities RB (Univ of Illinois) Series 2019A	5.00%	10/01/51 (a)	600,000	713,994
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/30 (a)	900,000	1,062,378
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/33 (a)	960,000	1,117,834
RB (Rosalind Franklin Univ) Series 2017A	5.00%	08/01/34 (a)	1,330,000	1,541,962
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/26	700,000	842,387
Refunding RB (Southern Illinois Healthcare Enterprises) Series 2017C	5.00%	03/01/30 (a)	400,000	482,520
Illinois Sports Facilities Auth
State Tax Supported Refunding RB Series 2019	5.00%	06/15/28	1,000,000	1,167,760
State Tax Supported Refunding RB Series 2019	5.00%	06/15/29	1,075,000	1,266,973
State Tax Supported Refunding RB Series 2019	5.00%	06/15/30 (a)	1,000,000	1,169,620
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2019A	5.00%	01/01/44 (a)	2,500,000	3,028,250
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/29	2,000,000	2,567,500
Toll Highway Sr Refunding RB Series 2019C	5.00%	01/01/30	1,000,000	1,305,700
Kankakee River Metropolitan Agency
Sr Lien Sewage Treatment Facility Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,565,922
Northern Illinois Univ
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/29	400,000	503,252
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/30	450,000	574,155
Auxiliary Facilities Refunding RB Series 2020B	5.00%	04/01/31 (a)	500,000	634,690
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/35 (a)	1,050,000	1,193,976
Auxiliary Facilities Refunding RB Series 2020B	4.00%	04/01/37 (a)	600,000	677,058
				53,755,241
INDIANA 0.2%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24 (a)	1,790,000	1,856,874
KANSAS 0.9%
Crawford Cnty USD #250
GO Bonds Series 2017	5.00%	09/01/26	250,000	307,025
GO Bonds Series 2017	5.00%	09/01/27	450,000	566,635
Hutchinson
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/27 (a)	375,000	430,931
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/28 (a)	400,000	456,348
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/29 (a)	440,000	498,278
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/30 (a)	445,000	499,588
Hospital Facilities RB (Hutchinson Regional Medical Center) Series 2016	5.00%	12/01/31 (a)	200,000	223,290
17
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Johnson & Miami County USD No. 230
GO Bonds Series 2018A	5.00%	09/01/26	250,000	306,573
GO Bonds Series 2018A	5.00%	09/01/27	800,000	1,004,472
GO Bonds Series 2018A	5.00%	09/01/31 (a)	2,575,000	3,189,524
				7,482,664
KENTUCKY 0.1%
Kentucky
COP 2015	4.00%	06/15/24	400,000	443,312
COP 2015	5.00%	06/15/25	400,000	471,308
				914,620
LOUISIANA 0.3%
Louisiana Public Facilities Auth
Refunding RB (Ochsner Clinic Fdn) Series 2015	5.00%	05/15/21	800,000	807,400
Refunding RB (Ochsner Clinic Fdn) Series 2017	5.00%	05/15/27	500,000	613,390
New Orleans
Sewerage Service RB Series 2020B	5.00%	06/01/33 (a)	500,000	632,100
Sewerage Service Refunding RB Series 2014	5.00%	06/01/21 (b)	400,000	404,772
Sewerage Service Refunding RB Series 2014	5.00%	06/01/22	250,000	263,743
				2,721,405
MAINE 0.7%
Maine Health & Educational Facilites Auth
RB (MaineHealth) Series 2020A	5.00%	07/01/30	800,000	1,052,392
RB (MaineHealth) Series 2020A	4.00%	07/01/36 (a)	400,000	471,164
RB (MaineHealth) Series 2020A	4.00%	07/01/37 (a)	1,000,000	1,173,520
Portland
General Airport Refunding RB Series 2019	5.00%	01/01/28	500,000	612,390
General Airport Refunding RB Series 2019	5.00%	01/01/32 (a)	560,000	694,439
General Airport Refunding RB Series 2019	5.00%	01/01/33 (a)	695,000	857,915
General Airport Refunding RB Series 2019	5.00%	01/01/34 (a)	620,000	762,092
				5,623,912
MARYLAND 1.5%
Maryland
GO Bonds First Series 2017A	5.00%	03/15/26	5,080,000	6,195,568
Maryland Health & Higher Educational Facilities Auth
RB (Frederick Health System) Series 2020	4.00%	07/01/45 (a)	600,000	673,806
RB (Meritus Medical Center) Series 2015	5.00%	07/01/23	1,000,000	1,097,490
Washington Cnty
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/24	320,000	351,760
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/25	550,000	622,045
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/27	645,000	765,815
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/28	1,405,000	1,710,868
RB (Diakon Lutheran Social Ministries) Series 2019B	5.00%	01/01/29	505,000	624,185
				12,041,537
18
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MASSACHUSETTS 2.1%
Massachusetts Development Finance Agency
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/29	500,000	645,325
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/31 (a)	1,120,000	1,416,621
RB (Beth Israel Lahey Health) Series 2019K	5.00%	07/01/32 (a)	500,000	629,425
RB (Boston Medical Center) Series 2016E	5.00%	07/01/31 (a)	2,815,000	3,295,436
RB (Boston Medical Center) Series 2017F	5.00%	07/01/28 (a)	290,000	352,747
RB (Lahey Health System) Series 2015F	5.00%	08/15/28 (a)	950,000	1,119,224
RB (Lesley Univ) Series 2019A	5.00%	07/01/35 (a)	1,065,000	1,294,518
RB (Lesley Univ) Series 2019A	5.00%	07/01/39 (a)	1,065,000	1,278,937
RB (Wellforce) Series 2019A	5.00%	07/01/24	1,200,000	1,364,088
RB (Wellforce) Series 2020C	3.00%	10/01/45 (a)	1,250,000	1,274,412
RB (Wellforce) Series 2020C	4.00%	10/01/45 (a)	750,000	846,923
Massachusetts HFA
S/F Housing RB Series 183	3.50%	12/01/46 (a)	1,315,000	1,385,694
S/F Housing RB Series 203	4.50%	12/01/48 (a)	1,655,000	1,837,017
				16,740,367
MICHIGAN 1.1%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25	600,000	700,728
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27	1,145,000	1,417,934
Karegnondi Water Auth
RB Series 2014A	5.00%	11/01/24 (a)	1,645,000	1,840,261
RB Series 2014A	5.00%	11/01/25 (a)	1,100,000	1,230,262
Michigan Finance Auth
Tobacco Settlement Asset-Backed Bonds Series 2020B1 Class 2	1.25%	06/01/30	1,000,000	1,001,320
Michigan Housing Development Auth
S/F Mortgage RB Series 2015A	4.00%	06/01/46 (a)	1,270,000	1,342,961
Wayne Cnty Airport Auth
Airport RB Series 2014B	5.00%	12/01/32 (a)	550,000	632,401
Airport RB Series 2014B	5.00%	12/01/33 (a)	625,000	718,388
				8,884,255
MINNESOTA 1.1%
Center City
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/26	315,000	362,811
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/27	250,000	292,833
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/28 (a)	330,000	389,852
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/29 (a)	265,000	311,195
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/30 (a)	250,000	292,183
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/31 (a)	245,000	284,327
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/34 (a)	300,000	342,465
Health Care Facilities Refunding RB (Hazelden Betty Ford Fdn) Series 2019	4.00%	11/01/41 (a)	220,000	247,251
Duluth ISD #709
Refunding COP Series 2019C	5.00%	02/01/24 (d)	400,000	447,236
Refunding COP Series 2019C	5.00%	02/01/25 (d)	375,000	432,206
Refunding COP Series 2019C	5.00%	02/01/26 (d)	400,000	474,064
19
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Maple Grove
Health Care Facilities Refunding RB (North Memorial Health) Series 2015	4.00%	09/01/21	400,000	405,976
Minneapolis
Health Care System RB (Fairview Health Services) Series 2018A	5.00%	11/15/36 (a)	2,500,000	3,045,200
Minnesota Higher Educational Facilities Auth
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/33 (a)	400,000	500,132
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/34 (a)	250,000	311,592
RB (Univ of St. Thomas) Series 2019	5.00%	10/01/35 (a)	350,000	434,854
				8,574,177
MISSISSIPPI 0.3%
Mississippi Development Bank
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/25	1,000,000	1,190,850
Special Obligation (Jackson Public SD) RB Series 2018	5.00%	10/01/26	590,000	722,590
Special Obligation (Jackson Public SD) Refunding RB Series 2012A	5.00%	04/01/28 (a)	630,000	682,914
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25 (a)	30,000	30,294
				2,626,648
MISSOURI 2.5%
Jackson Cnty SD #4
School Building GO Bonds Series 2018A	5.50%	03/01/36 (a)(d)	5,000,000	6,518,500
School Building GO Bonds Series 2018A	6.00%	03/01/38 (a)(d)	2,440,000	3,270,430
Kansas City
Sewer System Refunding RB Series 2018B	5.00%	01/01/32 (a)	350,000	435,981
Sewer System Refunding RB Series 2018B	5.00%	01/01/34 (a)	350,000	433,395
Missouri Health & Educational Facilities Auth
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,220,970
Educational Facilities RB (Kansas City Univ of Medicine) Series 2017A	5.00%	06/01/36 (a)	1,050,000	1,279,204
Hospital Facilities RB (CoxHealth) Series 2019A	5.00%	11/15/31 (a)	2,490,000	3,095,244
Missouri Housing Development Commission
S/F Mortgage RB Series 2017D	4.00%	05/01/47 (a)	1,065,000	1,155,866
S/F Mortgage RB Series 2018A	4.25%	05/01/49 (a)	2,010,000	2,221,351
				19,630,941
MONTANA 0.2%
Montana Board of Housing
S/F Housing RB Series 2018A	4.00%	06/01/49 (a)	1,440,000	1,565,294
NEBRASKA 0.7%
Boys Town Village
RB (Father Flanagan Boys Home) Series 2017	3.00%	09/01/28	3,365,000	3,776,472
Nebraska Investment Finance Auth
S/F Housing RB Series 2016A	3.50%	03/01/46 (a)	625,000	635,225
Papio-Missouri River Natural Resource District
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/27 (a)(b)	250,000	262,428
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/28 (a)(b)	275,000	288,670
Flood Protection & Water Quality Enhancement Refunding Bonds Series 2017	4.00%	12/15/30 (a)(b)	500,000	524,855
				5,487,650
20
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NEVADA 0.2%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/25	600,000	704,274
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2017	5.00%	09/01/27	605,000	743,357
				1,447,631
NEW HAMPSHIRE 0.0%
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28 (a)	65,000	66,180
NEW JERSEY 3.2%
Atlantic City
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/24	200,000	224,414
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/25	300,000	346,974
Tax Appeal Refunding Bonds Series 2017A	5.00%	03/01/27	250,000	304,543
Flemington-Raritan Regional SD
GO Refunding Bonds Series 2014	4.00%	06/15/22	635,000	666,401
New Jersey Economic Development Auth
School Facilities Construction Bonds 2014 Series UU	5.00%	06/15/29 (a)	1,045,000	1,164,903
School Facilities Construction Bonds Series 2018EEE	5.00%	06/15/43 (a)	2,000,000	2,337,220
School Facilities Construction Refunding Bonds Series 2019LLL	5.00%	06/15/34 (a)	750,000	913,492
School Facilities Construction Refunding Bonds Series 2019MMM	5.00%	06/15/33 (a)	500,000	611,585
New Jersey Educational Facilities Auth
RBs (Princeton Univ) Series 2016A	5.00%	07/01/25	4,555,000	5,438,852
New Jersey Housing & Mortgage Finance Agency
S/F Housing RB Series 2020E	3.50%	04/01/51 (a)	3,000,000	3,303,090
New Jersey Transportation Trust Fund Auth
Transportation Program Notes Series 2014 BB-1	5.00%	06/15/33 (a)	4,500,000	5,416,155
Transportation System RB Series 2019AA	5.00%	06/15/31 (a)	1,250,000	1,517,725
Transportation System RB Series 2019BB	5.00%	06/15/44 (a)	3,000,000	3,497,790
				25,743,144
NEW MEXICO 0.2%
New Mexico Mortgage Finance Auth
S/F Mortgage RB Series 2018B	4.00%	01/01/49 (a)	1,600,000	1,754,336
NEW YORK 13.4%
Build NYC Resource Corp
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/25	250,000	285,090
RB (YMCA of Greater New York) Series 2015	5.00%	08/01/27 (a)	300,000	339,402
Metropolitan Transportation Auth
Transportation RB Series 2015A2	5.00%	11/15/45 (a)	2,845,000	3,514,628
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21	500,000	507,535
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25 (a)	500,000	567,315
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26 (a)	250,000	282,797
New York City
GO Bonds Fiscal 2013 Series E	5.00%	08/01/25 (a)	3,360,000	3,661,325
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22	1,050,000	1,121,127
21
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23 (b)	315,000	344,525
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23	805,000	880,791
GO Bonds Fiscal 2021 Series A-1	5.00%	08/01/32 (a)	1,500,000	1,929,690
GO Bonds Fiscal 2021 Series A-1	5.00%	08/01/33 (a)	1,500,000	1,926,795
GO Bonds Fiscal Series 2018A	5.00%	08/01/28 (a)	3,165,000	3,939,729
GO Bonds Fiscal Series 2018E-1	5.25%	03/01/34 (a)	2,000,000	2,477,380
GO Bonds Fiscal Series 2019E	5.00%	08/01/32 (a)	1,000,000	1,252,210
New York City Transitional Finance Auth
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/35 (a)	2,000,000	2,461,360
Building Aid RB Fiscal 2019 Series S3A	5.00%	07/15/36 (a)	1,500,000	1,850,685
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35 (a)	5,535,000	5,553,763
Future Tax Secured Sub RB Fiscal 2014 Series B1	5.00%	11/01/23	2,200,000	2,471,766
Future Tax Secured Sub RB Fiscal 2017 Series E1	5.00%	02/01/30 (a)	3,000,000	3,671,640
New York City Trust for Cultural Resources
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/34 (a)	1,000,000	1,256,150
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/37 (a)	1,750,000	2,165,257
Refunding RB (Juilliard School) Series 2018A	5.00%	01/01/38 (a)	1,000,000	1,232,200
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	5.00%	12/01/32 (a)	2,000,000	2,589,440
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/34 (a)	1,000,000	1,183,730
Refunding RB (Lincoln Ctr for the Performing Arts) Series 2020A	4.00%	12/01/35 (a)	1,000,000	1,177,290
Refunding RB (Whitney Museum of American Art) Series 2021	5.00%	07/01/31	2,500,000	3,376,375
New York Health & Hospital Corp
Health System RB Series 2020A	5.00%	02/15/30	2,500,000	3,272,750
New York State Dormitory Auth
RB (Catholic Health System) Series 2019A	5.00%	07/01/34 (a)	150,000	184,773
RB (Catholic Health System) Series 2019A	4.00%	07/01/38 (a)	925,000	1,032,698
RB (Montefiore Health) Series 2018A	5.00%	08/01/28	1,700,000	2,101,982
RB (Rockefeller Univ) Series 2019C	4.00%	07/01/49 (a)	1,000,000	1,144,250
State Personal Income Tax RANs Series 2020B	5.00%	03/31/21	5,000,000	5,020,450
State Personal Income Tax RB Series 2019A	5.00%	03/15/38 (a)	3,850,000	4,724,412
State Personal Income Tax Refunding RB Series 2012A	5.00%	12/15/24 (a)	1,300,000	1,408,069
State Sales Tax RB Series 2014A	5.00%	03/15/26 (a)	3,700,000	4,204,606
State Sales Tax RB Series 2018	5.00%	03/15/34 (a)	5,000,000	6,153,700
New York State Mortgage Agency
Homeowner Mortgage RB Series 226	3.50%	10/01/50 (a)	3,475,000	3,788,445
New York State Urban Development Corp
State Personal Income Tax RB Series 2020C	5.00%	03/15/33 (a)	1,500,000	1,942,860
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/28	1,000,000	1,225,260
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	622,600
Special Facility RB (JFK Airport) Series 2020C	5.00%	12/01/33 (a)	2,500,000	3,110,250
Port Auth of New York & New Jersey
Consolidated Bonds 221st Series	5.00%	07/15/35 (a)	2,835,000	3,555,260
Consolidated Bonds 221st Series	4.00%	07/15/36 (a)	2,000,000	2,312,220
Consolidated Bonds 221st Series	4.00%	07/15/45 (a)	3,000,000	3,362,280
Sales Tax Asset Receivable Corp
RB Fiscal 2015 Series A	5.00%	10/15/31 (a)	5,330,000	6,152,579
				107,339,439
22
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
NORTH CAROLINA 2.6%
North Carolina Capital Facilities Finance Agency
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/25	500,000	577,315
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/26	1,735,000	2,049,347
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/30 (a)	1,000,000	1,150,410
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/31 (a)	1,305,000	1,493,703
Educational Facilities Refunding RB (Meredith College) Series 2018	5.00%	06/01/32 (a)	1,255,000	1,430,562
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/27	420,000	491,005
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/35 (a)	450,000	519,197
Health Care Facilities RB (Presbyterian Homes) Series 2020A	5.00%	10/01/40 (a)	1,000,000	1,204,880
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21	5,000,000	5,133,800
North Carolina Turnpike Auth
RB (Triangle Expressway) Series 2019	5.00%	01/01/49 (a)	500,000	612,885
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/45 (a)(c)	1,700,000	844,186
Triangle Expressway Appropriation RB Series 2019	0.00%	01/01/46 (a)(c)	1,750,000	839,107
Raleigh-Durham Airport Auth
Refunding RB Series 2020A	5.00%	05/01/31 (a)	435,000	563,573
Refunding RB Series 2020A	5.00%	05/01/33 (a)	1,000,000	1,282,850
Winston-Salem
Water & Sewer System Refunding RB Series 2020A	5.00%	06/01/30	2,000,000	2,684,360
				20,877,180
NORTH DAKOTA 0.5%
West Fargo
Refunding Bonds Series 2019B	4.00%	05/01/25	400,000	449,488
Refunding Bonds Series 2019B	4.00%	05/01/26	465,000	532,118
Refunding Bonds Series 2019B	4.00%	05/01/27 (a)	425,000	484,640
Williston
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/21	250,000	253,910
Public Safety Sales Tax RB Series 2018A	5.00%	07/15/22	500,000	526,990
Public Safety Sales Tax RB Series 2018A	4.00%	07/15/23 (a)	1,650,000	1,722,782
				3,969,928
OHIO 2.8%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Refunding Bonds Series 2020A-2	5.00%	06/01/34 (a)	5,000,000	6,313,550
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	850,000	1,039,074
Cleveland
Airport System RB Series 2019B	5.00%	01/01/26	1,045,000	1,226,600
Water RB Series 2020FF	5.00%	01/01/26	1,180,000	1,427,552
Water RB Series 2020FF	5.00%	01/01/28	800,000	1,017,888
Columbus
ULT GO Bonds Series 2021A	5.00%	04/01/34 (a)	5,500,000	7,234,755
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24	55,000	61,885
23
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	5.00%	12/01/25	200,000	232,354
General Refunding RB Series 2021A	4.00%	12/01/35 (a)	300,000	339,543
General Refunding RB Series 2021A	3.00%	12/01/40 (a)	475,000	475,717
General Refunding RB Series 2021A	4.00%	12/01/45 (a)	225,000	246,098
Ohio Higher Educational Facility Commission
Higher Educational Facility RB (Univ of Dayton) Series 2020	5.00%	02/01/35 (a)	700,000	882,434
Higher Educational Facility RB (Univ of Dayton) Series 2020	4.00%	02/01/36 (a)	555,000	643,340
HIgher Educational Facility RB (Univ of Daytron) Series 2020	5.00%	02/01/34 (a)	700,000	884,842
				22,025,632
OKLAHOMA 1.0%
Norman Regional Hospital Auth
Hospital RB Series 2019	5.00%	09/01/45 (a)	1,050,000	1,250,277
Oklahoma Development Finance Auth
Lease RB Series 2014A	4.00%	06/01/27 (a)	735,000	805,237
Limited Obligation RB (Gilcrease Expressway West) Series 2020	1.63%	07/06/23 (a)	4,500,000	4,508,370
Tulsa Cnty Industrial Auth
Educational Facilities Lease RB (Tulsa Cnty ISD #11) Series 2018	5.00%	09/01/23	1,000,000	1,110,500
				7,674,384
OREGON 3.3%
Beaverton SD #48J
GO Bonds Series 2017D	5.00%	06/15/36 (a)(d)	2,920,000	3,548,997
Forest Grove
Campus Refunding & RB (Pacific Univ) Series 2014A	5.25%	05/01/34 (a)	1,075,000	1,117,205
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/24	250,000	277,698
Campus Refunding & RB (Pacific Univ) Series 2015A	5.00%	05/01/25	145,000	164,895
Gresham-Barlow SD #10Jt
GO Bonds Series 2019	0.00%	06/15/34 (a)(c)(d)	300,000	217,926
GO Bonds Series 2019	0.00%	06/15/35 (a)(c)(d)	400,000	278,632
GO Bonds Series 2019	0.00%	06/15/36 (a)(c)(d)	500,000	333,370
GO Bonds Series 2019	0.00%	06/15/37 (a)(c)(d)	500,000	318,840
Hermiston SD #8R
Refunding GO Bonds Series 2020A	0.00%	06/15/28 (c)(d)	1,700,000	1,546,898
Refunding GO Bonds Series 2020A	0.00%	06/15/35 (a)(c)(d)	1,400,000	993,916
Lane Cnty SD #52
GO Bonds Series 2021A	0.00%	06/15/41 (a)(c)(d)	1,000,000	599,740
GO Bonds Series 2021A	0.00%	06/15/42 (a)(c)(d)	1,000,000	578,200
GO Bonds Series 2021A	0.00%	06/15/43 (a)(c)(d)	1,000,000	558,440
GO Bonds Series 2021A	0.00%	06/15/45 (a)(c)(d)	1,000,000	523,620
Medford Hospital Facilities Auth
Hospital Facilities RB (Asante) Series 2020A	4.00%	08/15/39 (a)	1,000,000	1,164,360
North Marion SD #15
GO Bonds Series 2018B	5.00%	06/15/32 (a)(d)	350,000	439,261
Oregon Facilities Auth
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21	2,000,000	2,016,100
Phoenix-Talent SD #4
GO Bonds Series 2018	0.00%	06/15/32 (a)(c)(d)	500,000	377,515
24
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Port Morrow
GO Obligations Series 2016	5.00%	12/01/30 (a)	330,000	360,868
GO Obligations Series 2016	5.00%	12/01/31 (a)	375,000	409,991
GO Obligations Series 2016	5.00%	12/01/36 (a)	1,155,000	1,257,079
Port of Portland
Airport Refunding RB Series 26C	5.00%	07/01/21	1,760,000	1,786,646
Airport Refunding RB Series 26C	5.00%	07/01/22	1,100,000	1,166,616
Salem Hospital Facility Auth
RB (Salem Health) Series 2019A	5.00%	05/15/26	2,180,000	2,643,119
Seaside
Transient Lodging Tax RB Series 2018	5.00%	12/15/37 (a)	1,875,000	2,293,763
West Linn-Wilsonville SD #3Jt
GO Bonds Series 2020A	0.00%	06/15/35 (a)(c)(d)	1,130,000	831,352
GO Bonds Series 2020A	0.00%	06/15/40 (a)(c)(d)	640,000	395,053
				26,200,100
PENNSYLVANIA 1.1%
Beaver Cnty
GO Bonds Series 2017	4.00%	04/15/28 (b)(d)	510,000	618,788
GO Bonds Series 2017	4.00%	04/15/28	1,625,000	1,887,632
Delaware Cnty Auth
RB (Cabrini Univ) Series 2017	5.00%	07/01/24	370,000	407,973
RB (Cabrini Univ) Series 2017	5.00%	07/01/27	735,000	855,974
RB (Cabrini Univ) Series 2017	5.00%	07/01/31 (a)	805,000	917,072
Philadelphia
GO Refunding Bonds Series 2019A	5.00%	08/01/25	745,000	883,756
GO Refunding Bonds Series 2019A	5.00%	08/01/26	1,000,000	1,221,150
GO Refunding Bonds Series 2019A	5.00%	08/01/27	500,000	624,490
GO Refunding Bonds Series 2019A	5.00%	08/01/28	300,000	381,507
GO Refunding Bonds Series 2019A	5.00%	08/01/29	245,000	316,415
GO Refunding Bonds Series 2019A	5.00%	08/01/30	285,000	374,328
GO Refunding Bonds Series 2019A	5.00%	08/01/31	300,000	400,935
				8,890,020
RHODE ISLAND 0.1%
Rhode Island Housing & Mortgage Finance Corp
Homeownership Opportunity RB Series 67B	3.50%	10/01/46 (a)	485,000	499,560
SOUTH CAROLINA 1.1%
Kershaw Cnty Public Schools Foundation
Installment Purchase Refunding RB Series 2015	5.00%	12/01/22	800,000	864,592
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/37 (a)	1,750,000	2,049,565
Revenue & Refunding Bonds Series 2020A	4.00%	12/01/39 (a)	4,000,000	4,657,200
Univ of South Carolina
Higher Education RB Series 2015	5.00%	05/01/24	1,000,000	1,137,450
				8,708,807
25
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
SOUTH DAKOTA 0.1%
Sioux Falls SD #49-5
LT Capital Outlay Refunding Certificates Series 2017A	3.00%	08/01/28 (a)	200,000	223,414
LT Capital Outlay Refunding Certificates Series 2017B	3.00%	08/01/28 (a)	425,000	474,755
LT Capital Outlay Refunding Certificates Series 2017C	5.00%	08/01/22	150,000	160,050
				858,219
TENNESSEE 1.0%
Chattanooga-Hamilton Cnty Hospital Auth
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/23	450,000	494,303
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/24	600,000	678,744
Hospital Refunding & RB (Erlanger Health) Series 2014A	5.00%	10/01/25 (a)	950,000	1,068,902
Tennessee Housing Development Agency
Residential RB Series 2020-4	3.00%	01/01/51 (a)	5,000,000	5,438,500
				7,680,449
TEXAS 7.8%
Alamo Heights ISD
ULT Refunding GO Bonds Series 2020a	5.00%	02/01/25 (d)	1,265,000	1,478,140
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/26 (d)	530,000	637,426
ULT Refunding GO Bonds Series 2020A	5.00%	02/01/27 (d)	425,000	525,232
ULT Refunding RB Series 2020A	5.00%	02/01/24 (d)	1,260,000	1,425,161
ULT Refunding RB Series 2020A	5.00%	02/01/28 (d)	325,000	409,805
Arlington Higher Education Finance Corp
Education RB (Uplift Education) Series 2018A	5.00%	12/01/28 (a)(d)	200,000	241,070
Atlanta ISD
ULT Refunding GO Bonds Series 2020	4.00%	08/15/26 (d)	310,000	362,269
ULT Refunding GO Bonds Series 2020	4.00%	08/15/27 (d)	325,000	386,224
ULT Refunding GO Bonds Series 2020	4.00%	08/15/28 (d)	340,000	409,853
ULT Refunding GO Series 2020	4.00%	08/15/25 (d)	300,000	342,750
Brady ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/24 (d)	170,000	196,063
Central Texas Regional Mobility Auth
Sr Lien RB Series 2015A	5.00%	01/01/27 (a)	1,100,000	1,290,795
Sr Lien RB Series 2015A	5.00%	01/01/30 (a)	1,520,000	1,762,258
Corpus Christi
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/27	300,000	376,002
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/28	565,000	723,821
Utility System Jr Lien Refunding & RB Series 2020A	5.00%	07/15/29	1,000,000	1,304,360
Dallas-Fort Worth International Airport
Airport RB Series 2013B	5.00%	11/01/38 (a)	2,300,000	2,462,541
Jt Refunding RB Series 2020A	5.00%	11/01/29	2,500,000	3,246,250
Jt Refunding RB Series 2020A	4.00%	11/01/34 (a)	1,000,000	1,199,170
Donna ISD
ULT Refunding Bonds Series 2019	5.00%	02/15/27 (d)	775,000	968,347
ULT Refunding Bonds Series 2019	5.00%	02/15/28 (d)	425,000	543,843
ULT Refunding Bonds Series 2019	5.00%	02/15/29 (d)	575,000	752,014
Falls City ISD
ULT GO Bonds Series 2014	5.00%	08/15/30 (a)(d)	930,000	949,372
26
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Forney ISD
ULT GO Refunding Bonds Series 2015	5.00%	08/15/32 (a)(d)	400,000	471,220
Houston
Airport System Sub Lien Refunding RB Series 2020A	4.00%	07/01/47 (a)	1,750,000	1,942,395
Lewisville ISD
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (d)	2,500,000	2,787,275
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21 (b)	500,000	512,000
Pearland
GO Refunding Bonds Series 2015	5.00%	03/01/24	1,650,000	1,874,037
Seguin ISD
ULT GO Refunding Bonds Series 2016	5.00%	08/15/28 (a)(d)	445,000	526,368
Spring Branch ISD
ULT GO Bonds Series 2019	5.00%	02/01/28 (d)	620,000	790,791
Spring ISD
ULT GO Refunding Bonds Series 2020	5.00%	08/15/21 (d)	800,000	817,664
ULT Refunding GO Bonds Series 2020	5.00%	08/15/22 (d)	750,000	802,882
ULT Refunding GO Bonds Series 2020	5.00%	08/15/23 (d)	625,000	696,819
ULT Refunding GO Bonds Series 2020	5.00%	08/15/24 (d)	1,000,000	1,157,780
ULT Refunding GO Bonds Series 2020	5.00%	08/15/25 (d)	1,000,000	1,195,930
ULT Refunding GO Bonds Series 2020	5.00%	08/15/26 (d)	1,000,000	1,230,810
Texas
TRAN 2020	4.00%	08/26/21	15,000,000	15,283,500
Texas Dept of Housing & Community Affairs
Residential Mortgage RB Series 2019A	4.75%	01/01/49 (a)	1,830,000	2,056,737
S/F Mortgage RB Series 2018A	4.75%	03/01/49 (a)	1,325,000	1,484,808
Texas Municipal Gas Corp III
Gas Supply Refunding RB Series 2021	5.00%	12/15/31	1,000,000	1,306,150
Gas Supply Refunding RB Series 2021	5.00%	12/15/32	1,250,000	1,654,712
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28 (a)	95,000	96,775
S/F Mortgage RB Series 2019A	4.25%	03/01/49 (a)	1,780,000	1,979,182
Texas Transportation Corp
Sr Lien Refunding RB (LBJ Infrastructure) Series 2020A	4.00%	12/31/30	500,000	595,345
Texas Water Dev Brd
State Revolving Fund RB Series 2020	5.00%	08/01/23	500,000	557,120
State Revolving Fund RB Series 2020	5.00%	08/01/24	750,000	867,435
				62,680,501
UTAH 0.1%
Utah Board of Regents
Student Building Fee RB Series 2018	5.00%	03/01/27 (a)	360,000	422,709
Student Building Fee RB Series 2018	5.00%	03/01/28 (a)	425,000	498,478
				921,187
VERMONT 0.9%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26 (a)(b)	140,000	142,507
Multiple Purpose Bonds Series 2017D	4.00%	05/01/48 (a)	860,000	920,622
27
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Multiple Purpose Bonds Series 2018A	4.00%	11/01/48 (a)	4,015,000	4,356,315
Multiple Purpose Bonds Series 2018C	4.75%	11/01/48 (a)	1,866,000	2,076,261
				7,495,705
VIRGINIA 1.5%
Chesapeake Bay Bridge & Tunnel District
BAN 2019	5.00%	11/01/23	4,250,000	4,729,315
Fairfax Cnty
GO Bonds Series 2020A	5.00%	10/01/33 (a)	5,000,000	6,582,850
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34 (a)(b)	220,000	225,881
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22 (b)	600,000	624,786
				12,162,832
WASHINGTON 4.1%
Energy Northwest
Electric Refunding RBs Series 2020A	5.00%	07/01/27	1,000,000	1,259,240
Electric Refunding RBs Series 2020A	5.00%	07/01/28	3,585,000	4,615,293
King Cnty Public Hospital District #2
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/22	1,755,000	1,901,525
LT GO Refunding Bonds (EvergreenHealth) Series 2015	5.00%	12/01/24	690,000	800,579
Lake Washington SD #414
ULT Refunding GO Bonds Series 2020	4.00%	12/01/28 (d)	10,000,000	12,236,300
Mason Cnty Public Hospital District #1
Hospital RB Series 2018	5.00%	12/01/48 (a)	1,065,000	1,247,754
Moses Lake SD #161
ULT GO Bonds Series 2018	5.00%	12/01/33 (a)(d)	1,000,000	1,255,630
ULT GO Bonds Series 2018	5.00%	12/01/34 (a)(d)	1,000,000	1,254,030
ULT GO Bonds Series 2018	5.00%	12/01/35 (a)(d)	1,250,000	1,565,938
Ocosta SD #172
ULT GO Bonds 2013	5.00%	12/01/23 (d)	340,000	382,714
Port of Bellingham
Refunding RB 2019	5.00%	12/01/27	500,000	612,580
Refunding RB 2019	5.00%	12/01/28	460,000	571,113
Refunding RB 2019	5.00%	12/01/29 (a)	500,000	621,240
Refunding RB 2019	5.00%	12/01/30 (a)	625,000	772,131
Tukwila SD #406
ULT GO Series 2018	5.00%	12/01/37 (a)(d)	2,880,000	3,575,751
				32,671,818
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Auth
Hospital Refunding RB (Cabell Huntington Hospital) Series 2018A	5.00%	01/01/36 (a)	1,400,000	1,699,152
WISCONSIN 1.7%
Wisconsin Center District
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/30 (c)	460,000	377,329
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/31 (a)(c)	750,000	591,180
28
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/32 (a)(c)	1,250,000	949,862
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/33 (a)(c)	2,000,000	1,458,960
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/34 (a)(c)	1,820,000	1,275,056
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/35 (a)(c)	2,900,000	1,947,466
Jr Dedicated Tax RB Series 2020D	0.00%	12/15/36 (a)(c)	3,000,000	1,930,440
Wisconsin Health & Educational Facilities Auth
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/31 (a)	1,000,000	1,155,280
RB (Franciscan Sisters of Christian Charity) Series 2017A	5.00%	09/01/32 (a)	1,025,000	1,178,463
RB (Thedacare) Series 2015	5.00%	12/15/21	200,000	207,326
RB (Thedacare) Series 2015	5.00%	12/15/22	1,045,000	1,131,244
RB (UnityPoint Health) Series 2014A	5.00%	12/01/24 (a)	1,000,000	1,156,340
				13,358,946
WYOMING 0.5%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/28	440,000	522,839
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/30	500,000	602,245
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/34 (a)	495,000	588,995
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/36 (a)	400,000	472,408
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	4.00%	05/01/38 (a)	400,000	468,040
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	1,000,000	1,041,280
				3,695,807
Total Fixed-Rate Obligations
(Cost $633,310,111)				665,211,609

Variable-Rate Obligations 14.8% of net assets
ALASKA 0.3%
Valdez
Refunding RB (Exxon Pipeline) Series 1993A	0.01%	12/01/33 (a)(e)	500,000	500,000
Refunding RB (ExxonMobil) Series 1993B	0.01%	12/01/33 (a)(e)	1,875,000	1,875,000
				2,375,000
ARIZONA 0.4%
Arizona Health Facilities Auth
Refunding RB (Phoenix Childrens Hospital) Series 2013A3
(SIFMA Municipal Swap Index + 1.85%)	1.88%	02/01/48 (a)	3,000,000	3,048,120
CALIFORNIA 1.9%
Bay Area Toll Auth
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(f)	3,000,000	3,143,160
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(f)	3,000,000	3,248,100
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(f)	2,815,000	2,971,458
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A	0.45%	01/01/50 (a)(d)(f)	6,000,000	6,000,600
				15,363,318
29
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
COLORADO 1.5%
Colorado Health Facilities Auth
Hospital RB (AdventHealth) Series 2019B	5.00%	11/15/49 (a)(f)	4,000,000	4,953,480
Denver
Airport System RB Series 2019D	5.00%	11/15/31 (a)(f)	1,750,000	1,888,968
Univ of Colorado
Refunding RB Series 2019C	2.00%	06/01/54 (a)(f)	5,000,000	5,262,000
				12,104,448
DISTRICT OF COLUMBIA 0.4%
District of Columbia Water & Sewer Auth
Public Utility Sub Lien RB Series 2019C	1.75%	10/01/54 (a)(f)	3,000,000	3,116,760
FLORIDA 0.4%
Hillsborough Cnty IDA
Health System RB (Baycare Health) Series 2020B	0.03%	11/01/38 (a)(d)(e)	3,000,000	3,000,000
GEORGIA 0.6%
Main St Natural Gas Inc
Gas Supply RB Series 2018E
(SIFMA Municipal Swap Index + 0.57%)	0.60%	08/01/48 (a)	5,000,000	5,012,150
INDIANA 0.1%
Indiana Housing & Community Development Agency
S/F Mortgage RB Series 2017B-3	0.03%	07/01/47 (a)(d)(e)	500,000	500,000
IOWA 0.7%
Public Energy Financing Auth
Gas Project RB Series 2019	5.00%	09/01/49 (a)(d)(f)	5,000,000	6,039,000
KENTUCKY 0.2%
Louisville & Jefferson Cnty Metro Government
RB (Norton Healthcare) Series 2011B	0.01%	10/01/39 (a)(d)(e)	1,415,000	1,415,000
MONTANA 0.8%
Montana Facility Finance Auth
RB (Billings Clinic) Series 2018C
(SIFMA Municipal Swap Index + 0.55%)	0.58%	08/15/37 (a)	3,100,000	3,105,983
Montana State Board of Regents
Educational Facilities Refunding RB (Montana State Univ) Series 2012A
(SIFMA Municipal Swap Index + 0.45%)	0.48%	11/15/35 (a)	3,090,000	3,106,779
				6,212,762
NEW YORK 3.1%
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008A-1	0.03%	11/01/31 (a)(d)(e)	6,700,000	6,700,000
New York City
GO Bonds Fiscal 2017 Series A5	0.02%	08/01/44 (a)(d)(e)	1,800,000	1,800,000
30
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New York City Municipal Water Finance Auth
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA	0.03%	06/15/48 (a)(d)(e)	2,100,000	2,100,000
Water & Sewer System RB Fiscal 2011 Series DD1	0.03%	06/15/43 (a)(d)(e)	6,665,000	6,665,000
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series D3	0.03%	02/01/44 (a)(d)(e)	2,875,000	2,875,000
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	0.38%	10/01/35 (a)(d)(g)(h)	3,750,000	3,750,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 142	0.03%	10/01/37 (a)(d)(e)	800,000	800,000
				24,690,000
OREGON 1.1%
Marion & Polk Cnty SD
GO Bonds Series 2020B	0.00%	06/15/34 (a)(d)(i)	1,000,000	1,281,340
Oregon Business Development Commission
Recovery Zone Facility Bonds (Intel Corp) Series 232	2.40%	12/01/40 (a)(f)	3,000,000	3,139,050
St. Helens SD #502
GO Bonds Series 2020B	0.00%	06/15/45 (a)(d)(i)	1,665,000	1,972,975
Umatilla SD #6R
GO Bonds Series 2017	0.00%	06/15/29 (a)(d)(i)	340,000	377,284
GO Bonds Series 2017	0.00%	06/15/30 (a)(d)(i)	300,000	331,710
GO Bonds Series 2017	0.00%	06/15/31 (a)(d)(i)	300,000	330,363
GO Bonds Series 2017	0.00%	06/15/32 (a)(d)(i)	350,000	383,873
GO Bonds Series 2017	0.00%	06/15/33 (a)(d)(i)	520,000	568,313
GO Bonds Series 2017	0.00%	06/15/34 (a)(d)(i)	350,000	381,374
GO Bonds Series 2017	0.00%	06/15/35 (a)(d)(i)	410,000	445,703
				9,211,985
SOUTH CAROLINA 0.2%
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)(b)(e)	295,000	294,923
Educational Facilities RB (Wofford College) Series 2007B	2.38%	04/01/27 (a)(f)	1,515,000	1,545,058
				1,839,981
TEXAS 2.5%
Denton ISD
ULT GO Series 2014B	2.00%	08/01/44 (a)(d)(f)	2,000,000	2,102,160
Fort Bend ISD
ULT GO Refunding Bonds Series 2020B	0.88%	08/01/50 (a)(d)(f)	3,000,000	2,999,790
Lower Neches Valley Auth Industrial Development Corp
RB (ExxonMobil) Series 2010	0.02%	11/01/38 (a)(e)	1,475,000	1,475,000
Northside ISD
ULT GO Refunding Bonds Series Series 2020	0.70%	06/01/50 (a)(d)(f)	5,000,000	4,980,400
ULT GO Series 2019	1.60%	08/01/49 (a)(d)(f)	2,980,000	3,068,327
San Antonio
Water System Jr Lien RB Series 2019A	2.63%	05/01/49 (a)(f)	5,000,000	5,327,100
				19,952,777
31
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WASHINGTON 0.4%
King Cnty
Sewer Jr Lien RB Series 2012	2.60%	01/01/43 (a)(f)	3,000,000	3,000,000
WISCONSIN 0.2%
Wisconsin Health & Educational Facilities Auth
RB (Advocate Aurora Health) Series 2018C4
(SIFMA Municipal Swap Index + 0.65%)	0.68%	08/15/54 (a)	1,700,000	1,707,820
Total Variable-Rate Obligations
(Cost $116,223,881)				118,589,121
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	Zero coupon bond.
(d)	Credit-enhanced or liquidity-enhanced.
(e)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(g)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,750,000 or 0.5% of net assets.
(h)	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.
(i)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.

BAN —	Bond anticipation note
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
ISD —	Independent school district
LT —	Limited tax
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$665,211,609	$—	$665,211,609
Variable-Rate Obligations[1]	—	118,589,121	—	118,589,121
Total	$—	$783,800,730	$—	$783,800,730
[1]	As categorized in Portfolio Holdings.
32
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $749,533,992)		$783,800,730
Cash		1,590
Receivables:
Investments sold		9,015,478
Interest		7,569,890
Fund shares sold		700,109
Prepaid expenses	+	25,757
Total assets		801,113,554
Liabilities
Payables:
Investment adviser and administrator fees		132,701
Shareholder service fees		149,509
Independent trustees’ fees		953
Fund shares redeemed		597,541
Distributions to shareholders		523,799
Accrued expenses	+	135,002
Total liabilities		1,539,505
Net Assets
Total assets		801,113,554
Total liabilities	–	1,539,505
Net assets		$799,574,049
Net Assets by Source
Capital received from investors		763,611,386
Total distributable earnings		35,962,663

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$799,574,049		66,341,143		$12.05

33
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Interest		$9,027,697
Expenses
Investment adviser and administrator fees		1,057,405
Shareholder service fees		938,473
Portfolio accounting fees		54,478
Registration fees		24,406
Professional fees		21,643
Shareholder reports		19,495
Independent trustees’ fees		8,571
Custodian fees		6,927
Transfer agent fees		5,050
Other expenses	+	5,964
Total expenses		2,142,412
Expense reduction by CSIM and its affiliates	–	228,489
Net expenses	–	1,913,923
Net investment income		7,113,774
Realized and Unrealized Gains (Losses)
Net realized gains on investments		4,012,547
Net change in unrealized appreciation (depreciation) on investments	+	(5,180,709)
Net realized and unrealized losses		(1,168,162)
Increase in net assets resulting from operations		$5,945,612
34
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$7,113,774	$15,983,456
Net realized gains		4,012,547	2,034,233
Net change in unrealized appreciation (depreciation)	+	(5,180,709)	(2,763,710)
Increase in net assets from operations		5,945,612	15,253,979
Distributions to Shareholders
Total distributions		($11,332,699)	($18,059,870)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		10,234,608	$124,560,859	22,312,965	$266,887,982
Shares reinvested		543,170	6,607,640	839,847	10,070,852
Shares redeemed	+	(6,914,071)	(84,051,313)	(22,653,985)	(267,662,212)
Net transactions in fund shares		3,863,707	$47,117,186	498,827	$9,296,622
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		62,477,436	$757,843,950	61,978,609	$751,353,219
Total increase	+	3,863,707	41,730,099	498,827	6,490,731
End of period		66,341,143	$799,574,049	62,477,436	$757,843,950
35
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	9/1/19– 8/31/20	9/1/18– 8/31/19	9/1/17– 8/31/18	9/1/16– 8/31/17	9/1/15– 8/31/16
Per-Share Data
Net asset value at beginning of period	$12.26	$12.23	$11.69	$11.96	$12.30	$11.97
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.24	0.29	0.28	0.28	0.27
Net realized and unrealized gains (losses)	(0.07)	0.07	0.54	(0.27)	(0.25)	0.40
Total from investment operations	0.04	0.31	0.83	0.01	0.03	0.67
Less distributions:
Distributions from net investment income	(0.11)	(0.24)	(0.29)	(0.28)	(0.28)	(0.27)
Distributions from net realized gains	(0.09)	(0.04)	—	—	(0.09)	(0.07)
Total distributions	(0.20)	(0.28)	(0.29)	(0.28)	(0.37)	(0.34)
Net asset value at end of period	$12.10	$12.26	$12.23	$11.69	$11.96	$12.30
Total return	0.29% [2]	2.54%	7.19%	0.14%	0.36%	5.64%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.49% [3]	0.49%	0.49%	0.49%	0.49%	0.49%
Gross operating expenses	0.58% [3]	0.58%	0.60%	0.60%	0.59%	0.60%
Net investment income (loss)	1.73% [3]	1.97%	2.42%	2.42%	2.38%	2.23%
Portfolio turnover rate	27% [2]	78%	75%	59%	64%	38% [4]
Net assets, end of period (x 1,000,000)	$497	$488	$488	$395	$427	$466

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized
3
Annualized.
4
Historically low yields led to large unrealized gains in existing positions. To limit taxable gains, Fund Management decreased sale activity and thereby decreased portfolio turnover.
36
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 87.0% of net assets
CALIFORNIA 87.0%
Alameda City USD
GO Bonds Series C	4.00%	08/01/28 (a)	400,000	481,140
GO Bonds Series C	4.00%	08/01/30 (a)	450,000	533,682
GO Bonds Series C	4.00%	08/01/31 (a)	260,000	306,774
GO Bonds Series C	4.00%	08/01/32 (a)	250,000	293,173
GO Bonds Series C	4.00%	08/01/33 (a)	250,000	290,838
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/28 (a)	2,060,000	2,284,231
American Canyon Finance Auth
Refunding RB Series 2015	5.00%	09/02/22	345,000	370,171
Refunding RB Series 2015	5.00%	09/02/23	575,000	641,493
Refunding RB Series 2015	5.00%	09/02/25	690,000	824,405
Banning Financing Auth
Electric System Refunding RB Series 2015	5.00%	06/01/27 (a)	650,000	758,095
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26 (b)	555,000	529,065
GO Bonds Series 2017	0.00%	08/01/34 (a)(b)	7,705,000	5,223,065
California
GO Bonds	5.00%	09/01/25 (a)	1,815,000	2,022,763
GO Bonds	5.00%	09/01/42 (a)	1,500,000	1,601,325
GO Bonds Series 2010	4.00%	11/01/34 (a)	1,000,000	1,216,020
GO Bonds Series CQ	4.00%	12/01/47 (a)	3,665,000	3,975,425
GO Refunding Bonds	5.00%	08/01/27	2,730,000	3,440,674
GO Refunding Bonds	5.25%	10/01/32 (a)	1,960,000	2,017,742
GO Refunding Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,574,135
GO Refunding Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,424,560
California Cnty Tobacco Securitization Agency
Tobacco Settlement (Gold Country) Sr Refunding Bonds Series 2020A	4.00%	06/01/37 (a)	1,095,000	1,311,514
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	1.10%	06/01/30	200,000	200,094
Tobacco Settlement (Gold Country) Sub Refunding Bonds Series 2020B1	4.00%	06/01/49 (a)	325,000	351,709
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/36 (a)	1,510,000	1,798,168
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/37 (a)	310,000	367,759
Tobacco Settlement (Los Angeles Cnty Securitization) RB Series 2020A	4.00%	06/01/38 (a)	340,000	402,067
Tobacco Settlement (Los Angeles Cnty Securitization) Series 2020B-1	1.75%	06/01/30	250,000	251,125
Tobacco Settlement (Los Angeles Cnty Securitization) Sr RB Series 2020A	4.00%	06/01/49 (a)	1,530,000	1,745,516
37
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/24	210,000	239,841
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/25	175,000	206,376
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/26	225,000	273,157
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/27	250,000	311,098
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Series 2020A	5.00%	06/01/28	150,000	190,479
Tobacco Settlement RB (Sonoma Cnty Securitization Corp) Sub Series 2020B1	1.38%	06/01/30	150,000	150,554
California Educational Facilities Auth
RB (Art Center College of Design) Series 2018A	5.00%	12/01/35 (a)	1,250,000	1,510,087
RB (Art Center College of Design) Series 2018A	5.00%	12/01/44 (a)	1,000,000	1,180,020
California Health Facilities Financing Auth
Insured RB (Northern CA Presbyterian Home & Services) Series 2015	5.00%	07/01/23 (c)	175,000	193,650
RB (Childrens Hospital of Orange Cnty) Series 2019A	4.00%	11/01/29	500,000	616,290
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/30 (a)	500,000	653,200
RB (Childrens Hospital of Orange Cnty) Series 2019A	5.00%	11/01/31 (a)	965,000	1,254,249
RB (CommonSpirit Health) Series 2020A	4.00%	04/01/36 (a)	2,500,000	2,936,750
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/40 (a)	650,000	796,633
RB (On Lok Sr Health Services) Series 2020	5.00%	08/01/50 (a)	1,000,000	1,204,370
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/22 (c)	275,000	296,387
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/25 (a)(c)	200,000	230,962
Refunding RB (Marshall Medical Center) Series 2015	5.00%	11/01/28 (a)(c)	800,000	919,080
California Infrastructure & Economic Development Bank
Lease RB (California State Retirement System) Series 2019	5.00%	08/01/49 (a)	1,150,000	1,403,563
RB (Academy of Motion Picture Arts & Sciences) Series 2015A	5.00%	11/01/24 (a)	1,635,000	1,834,650
Refunding RB ( Los Angeles Cnty Museum) Series 2021A	1.20%	12/01/50 (a)	3,000,000	2,949,660
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30 (a)(d)	4,130,000	4,507,647
Refunding RB (Los Angeles Cnty Museum of Natural History) Series 2020	4.00%	07/01/50 (a)	2,500,000	2,833,800
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/36 (a)	430,000	496,328
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	4.00%	12/01/37 (a)	475,000	546,350
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/39 (a)	1,000,000	1,244,940
Refunding RB (Performing Arts Center of Los Angeles Cnty) Series 2020	5.00%	12/01/41 (a)	995,000	1,230,397
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/29 (a)	250,000	291,258
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/30 (a)	330,000	382,282
Refunding RB (Walt Disney Family Museum) Series 2016	5.00%	02/01/31 (a)	350,000	404,170
Refunding RBs (Academy of Motion Picture Arts & Sciences) Series 2020B	5.00%	11/01/29 (a)	1,500,000	1,946,610
California Municipal Finance Auth
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/26 (c)	360,000	436,273
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/27 (c)	350,000	434,098
Insured Refunding RB (Channing House) Series 2017A	5.00%	05/15/34 (a)(c)	1,040,000	1,265,503
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/28	1,455,000	1,658,918
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/29	1,515,000	1,737,523
RB (Clinicas del Camino Real) Series 2020	4.00%	03/01/30	790,000	908,184
RB (Inland Christian Home) Series 2020	4.00%	12/01/39 (a)(c)	1,240,000	1,459,257
RB (National Univ) Series 2019A	5.00%	04/01/26	650,000	780,065
RB (National Univ) Series 2019A	5.00%	04/01/27	1,100,000	1,353,220
RB (Univ of La Verne) Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,218,920
Refunding RB (Biola Univ) Series 2017	5.00%	10/01/25	155,000	182,209
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/27	600,000	733,950
Refunding RB (Eisenhower Medical Center) Series 2017B	5.00%	07/01/30 (a)	1,350,000	1,620,418
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/29 (a)	645,000	736,951
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/30 (a)	750,000	854,317
38
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB (HumanGood California) Series 2019A	4.00%	10/01/31 (a)	500,000	567,820
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/29 (a)(c)	250,000	310,005
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/31 (a)(c)	575,000	709,027
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/32 (a)(c)	250,000	307,643
Refunding RB (Institute of Aging) Series 2017	5.00%	08/15/33 (a)(c)	250,000	306,790
California Public Finance Auth
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/21	410,000	420,795
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/33 (a)	425,000	492,788
RB (Henry Mayo Newhall Hospital) Series 2017	5.00%	10/15/47 (a)	1,000,000	1,128,470
California Public Works Board
Lease RB Series 2011C	5.75%	10/01/31 (a)	1,000,000	1,032,180
Lease RB Series 2011D	5.00%	12/01/22 (a)	500,000	517,910
Lease RB Series 2012A	5.00%	04/01/23 (a)	1,850,000	1,945,645
Lease RB Series 2014B	5.00%	10/01/24	1,000,000	1,160,220
California School Finance Auth
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/21	280,000	282,920
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/22	300,000	311,253
School Facility RB (Kipp LA) Series 2017A	4.00%	07/01/23	200,000	215,128
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/24	165,000	187,270
School Facility RB (Kipp LA) Series 2017A	5.00%	07/01/37 (a)	590,000	694,890
California Statewide Communities Development Auth
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/24	870,000	972,930
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/31 (a)	1,700,000	2,058,156
Hospital Refunding RB (Methodist Hospital of Southern California) Series 2018	5.00%	01/01/33 (a)	1,600,000	1,917,408
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/34 (a)(c)	750,000	940,312
Insured Health Facility Refunding RB (Los Angeles Jewish Home for the Aging) Series 2019A	5.00%	11/15/37 (a)(c)	735,000	912,208
RB (Adventist Health System West) Series 2018A	5.00%	03/01/48 (a)	2,765,000	3,257,889
RB (Loma Linda Univ Medical Center) Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,923,050
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/30 (a)	800,000	953,568
RB (Redlands Community Hospital) Series 2016	5.00%	10/01/32 (a)	700,000	828,828
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/29 (a)(c)	300,000	376,980
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/30 (a)(c)	235,000	292,928
RB (Viamonte Sr Living 1) Series 2018A	5.00%	07/01/32 (a)(c)	900,000	1,112,265
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/35 (a)(c)	275,000	316,591
RB (Viamonte Sr Living 1) Series 2018A	4.00%	07/01/36 (a)(c)	425,000	487,705
RBs (Emanate Health) Series 2020A	4.00%	04/01/36 (a)	2,025,000	2,360,401
RBs (Emanate Health) Series 2020A	4.00%	04/01/45 (a)	1,750,000	1,985,060
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/30 (a)	500,000	582,900
Refunding RB (CHF-Irvine) Series 2016	5.00%	05/15/32 (a)	1,250,000	1,446,437
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21	300,000	302,574
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24 (a)	440,000	460,266
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/21	550,000	558,289
Refunding RB (Huntington Memorial Hospital) Series 2014B	5.00%	07/01/22	400,000	424,116
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,330,302
Salinas Transportation Revenue COPs Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,808,851
Carpinteria Valley Water District
Refunding RB Series 2020A	5.00%	07/01/29	125,000	163,399
Refunding RB Series 2020A	5.00%	07/01/30	150,000	199,332
Refunding RB Series 2020A	5.00%	07/01/31 (a)	145,000	191,660
39
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB Series 2020A	5.00%	07/01/32 (a)	100,000	131,488
Refunding RB Series 2020A	5.00%	07/01/33 (a)	200,000	261,764
Refunding RB Series 2020A	5.00%	07/01/34 (a)	250,000	324,683
Refunding RB Series 2020A	5.00%	07/01/35 (a)	350,000	452,438
Cathedral City Successor Redevelopment Agency
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/24	650,000	717,145
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/26	575,000	659,278
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/28	250,000	293,615
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/29	250,000	296,470
Sub Tax Allocation Refunding RB Series 2021C	4.00%	08/01/30	570,000	679,252
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/31 (a)	375,000	447,994
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/32 (a)	525,000	625,359
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/33 (a)	750,000	890,572
Tax Allocation Refunding RB Series 2021A	4.00%	08/01/34 (a)	1,000,000	1,184,790
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36 (a)(d)	1,300,000	1,476,735
Ceres Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/34 (a)	500,000	591,915
Sub Tax Allocation Refunding Bonds Series 2020	4.00%	12/15/35 (a)	500,000	589,825
Ceres Water
Water System RB Series 2020	0.50%	06/01/50 (a)	1,375,000	1,375,550
Chaffey Joint UHSD
GO Bonds Series D	0.00%	08/01/34 (a)(b)	450,000	319,725
GO Bonds Series D	0.00%	08/01/35 (a)(b)	550,000	375,920
Chico
Sewer Refunding RB Series 2020	5.00%	12/01/22	625,000	677,644
Sewer Refunding RB Series 2020	5.00%	12/01/23	780,000	879,824
Sewer Refunding RB Series 2020	5.00%	12/01/24	770,000	899,637
Sewer Refunding RB Series 2020	5.00%	12/01/25	400,000	482,664
Sewer Refunding RB Series 2020	5.00%	12/01/26	320,000	397,248
Sewer Refunding RB Series 2020	5.00%	12/01/27	425,000	538,161
Sewer Refunding RB Series 2020	5.00%	12/01/28	450,000	581,391
Sewer Refunding RB Series 2020	5.00%	12/01/29	450,000	590,274
Clovis
Wastewater Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,262,301
Compton USD
GO Refunding Bonds Series 2016F	5.50%	06/01/28 (a)	250,000	308,148
GO Refunding Bonds Series 2016F	5.50%	06/01/30 (a)	500,000	613,705
GO Refunding Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	918,840
Contra Costa CCD
GO Refunding Bonds Series 2011	5.00%	08/01/22 (a)(d)	975,000	994,763
Cordova Recreation & Park District
COP Series 2018	5.00%	03/01/43 (a)	1,130,000	1,307,794
Cotati-Rohnert Park USD
GO Refunding Bonds Series 2014B	5.00%	08/01/23	735,000	818,400
Desert CCD
GO Bonds Series 2018	5.00%	08/01/37 (a)(d)	415,000	462,945
GO Bonds Series 2018	5.00%	08/01/38 (a)(d)	500,000	557,765
40
Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Diablo Water District
Water Revenue COP Series 2019	4.00%	01/01/23	400,000	427,528
Water Revenue COP Series 2019	4.00%	01/01/27	470,000	560,343
Water Revenue COP Series 2019	4.00%	01/01/28	490,000	594,306
Water Revenue COP Series 2019	4.00%	01/01/29 (a)	505,000	606,505
Water Revenue COP Series 2019	4.00%	01/01/30 (a)	480,000	566,131
Discovery Bay Public Financing Auth
Water & Wastewater RB Series 2017	5.00%	12/01/25	225,000	272,792
Water & Wastewater RB Series 2017	5.00%	12/01/26	240,000	299,777
Water & Wastewater RB Series 2017	5.00%	12/01/27	250,000	320,330
East Bay Municipal Utility District
Water System Refunding Bonds Series 2015A	5.00%	06/01/35 (a)	475,000	558,144
East Side UHSD
Refunding GO Bonds Series 2020	5.00%	08/01/22	1,230,000	1,314,046
Refunding GO Bonds Series 2020	5.00%	08/01/24	1,000,000	1,155,100
Refunding GO Bonds Series 2020	5.00%	08/01/26	1,200,000	1,476,096
Refunding GO Bonds Series 2020	5.00%	08/01/27	1,150,000	1,452,657
El Camino Hospital District
GO Bonds Series 2006	0.00%	08/01/29 (b)	1,250,000	1,091,600
Elk Grove Finance Auth
Special Tax RB Series 2015	5.00%	09/01/22	450,000	481,361
Special Tax RB Series 2015	5.00%	09/01/23	775,000	857,165
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/40 (a)(b)(d)	1,000,000	342,940
Fresno Jt Power Finance Auth
Lease Refunding RB Series 2017A	5.00%	04/01/26	850,000	1,013,098
Lease Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,714,145
Fresno USD
GO Bonds Series 2016A	0.00%	08/01/33 (a)(b)	1,120,000	770,000
GO Bonds Series 2016A	0.00%	08/01/34 (a)(b)	1,900,000	1,242,752
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21	1,250,000	1,294,200
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24	1,675,000	1,961,308
Goleta Water District
Refunding COP Series 2014A	5.00%	12/01/24 (a)	900,000	1,015,452
Greenfield Redevelopment Agency
Tax Allocation Refunding Bonds Series 2016	4.00%	02/01/25	790,000	889,026
Tax Allocation Refunding Bonds Series 2016	5.00%	02/01/29 (a)	730,000	856,516
Hastings Campus Housing Financing Auth
Campus Housing RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	3,196,368
Hastings College of the Law
Refunding Bonds Series 2017	5.00%	04/01/25	400,000	465,856
Refunding Bonds Series 2017	5.00%	04/01/27	175,000	214,939
Refunding Bonds Series 2017	5.00%	04/01/28 (a)	180,000	220,054
Refunding Bonds Series 2017	5.00%	04/01/32 (a)	1,100,000	1,320,473
Refunding Bonds Series 2017	5.00%	04/01/34 (a)	1,115,000	1,330,240
Healdsburg
Wastewater Refunding RB Series 2015A	4.00%	10/01/22	1,095,000	1,161,883
41
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Healdsburg Redevelopment Agency
Tax Allocation Refunding Bonds (Sotoyome) Series 2017	4.00%	08/01/22	695,000	728,318
Imperial USD
GO Bonds Series A	5.25%	08/01/43 (a)	1,430,000	1,757,184
Independent Cities Finance Auth
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/25	780,000	886,291
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	4.25%	05/15/26	810,000	938,199
Mobile Home Park Refunding RB (Union City Tropics) Series 2019	5.00%	05/15/48 (a)	2,000,000	2,383,900
Indian Wells Successor Redevelopment Agency
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/23	1,075,000	1,194,637
Consolidated Whitewater Redevelopment Sub Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,470,187
Inglewood Successor Redevelopment Agency
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/26	500,000	605,580
Sub Lien Tax Allocation RB Series 2017A	5.00%	05/01/27	500,000	619,600
Inglewood USD
GO Bonds Series A	6.25%	08/01/37 (a)	685,000	768,974
GO Bonds Series B	5.00%	08/01/31 (a)	200,000	240,700
GO Bonds Series B	5.00%	08/01/32 (a)	200,000	239,652
GO Bonds Series B	5.00%	08/01/33 (a)	125,000	149,275
GO Bonds Series B	5.00%	08/01/35 (a)	200,000	237,688
GO Bonds Series B	5.00%	08/01/37 (a)	720,000	851,962
Kern CCD
GO BANs 2020	0.00%	08/01/23 (b)	4,200,000	4,137,714
Kern Cnty
Refunding COP Series 2016A	5.00%	11/01/23	3,020,000	3,378,474
Kern Cnty Water Agency Improvement District #4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,811,670
Kern High School District
GO Bonds Series 2016A	3.00%	08/01/29 (a)	1,000,000	1,102,530
Lake Tahoe USD
GO Refunding Bonds Series 2019	4.00%	08/01/26	550,000	641,608
GO Refunding Bonds Series 2019	4.00%	08/01/28	630,000	759,522
GO Refunding Bonds Series 2019	4.00%	08/01/29	605,000	738,723
Lancaster Redevelopment Agency
Tax Allocation Refunding Bonds Series 2017	4.00%	08/01/26	1,360,000	1,583,380
Tax Allocation Refunding Bonds Series 2017	5.00%	08/01/29 (a)	820,000	973,061
Livermore Valley Joint USD
GO Bonds Series 2019	4.00%	08/01/30 (a)	430,000	493,425
GO Bonds Series 2019	4.00%	08/01/31 (a)	325,000	371,673
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	382,232
GO Bonds Series 2019	4.00%	08/01/33 (a)	370,000	421,352
Long Beach CCD
GO Refunding Bonds Series 2015F	5.00%	06/01/25	925,000	1,103,155
Long Beach Cnty Redevelopment Agency
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/28	220,000	267,498
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/29	285,000	351,579
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/38 (a)	345,000	407,845
Tax Allocation Refunding Bonds Series 2021	4.00%	08/01/39 (a)	300,000	353,364
42
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Long Beach Harbor Dept
Refunding RB Series 2020B	5.00%	05/15/23	1,430,000	1,566,908
Refunding RB Series 2020B	5.00%	05/15/24	6,260,000	7,093,456
Los Angeles Cnty
TRAN Series 2020-2021A	4.00%	06/30/21	3,500,000	3,545,220
Los Angeles Cnty Public Works Financing Auth
Lease RB Series 2019 E1	5.00%	12/01/30 (a)	600,000	786,924
Los Angeles Cnty Redevelopment Refunding Auth
Tax Allocation Refunding RB (South Gate) Series 2014A	5.00%	09/01/24	1,390,000	1,596,651
Los Angeles Cnty Sanitation Districts Financing Auth
Sub RB (District #14) Series 2015A	5.00%	10/01/31 (a)	3,880,000	4,620,498
Los Angeles Community Facilities District #4
Special Tax Refunding Bonds Series 2014	5.00%	09/01/22	735,000	788,405
Special Tax Refunding Bonds Series 2014	5.00%	09/01/23	980,000	1,089,584
Los Angeles Dept of Airports
Sr Ref RB Series 2018B	5.00%	05/15/33 (a)	3,325,000	4,116,117
Sr Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,675,000	2,081,271
Sub RB Series 2018D	5.00%	05/15/31 (a)	1,510,000	1,898,734
Sub RB Series 2019F	5.00%	05/15/28	1,310,000	1,651,517
Sub Refunding RB Series 2021A	5.00%	05/15/27	1,230,000	1,523,047
Sub Refunding RB Series 2021A	5.00%	05/15/28	1,250,000	1,575,875
Sub Refunding RB Series 2021A	5.00%	05/15/29	1,410,000	1,804,560
Los Angeles Dept of Water & Power
Power System RB Series 2015A	5.00%	07/01/30 (a)	3,015,000	3,509,912
Los Angeles Harbor Dept
RB Series 2014C	5.00%	08/01/31 (a)	1,450,000	1,641,646
Refunding RB Series 2011B	5.00%	08/01/24 (a)	1,000,000	1,018,710
Refunding RB Series 2015A	5.00%	08/01/26 (a)	850,000	1,005,499
Los Angeles Municipal Improvement Corp
Lease RB Series 2014A	5.00%	05/01/31 (a)	1,050,000	1,185,492
Los Osos Community Facilities Wastewater Assessment District #1
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/24	675,000	773,138
Limited Obligation Refunding Bonds Series 2019	5.00%	09/02/26	740,000	891,130
Madera Irrigation District
Water Refunding RB Series 2015	5.00%	09/01/28 (a)	2,205,000	2,636,474
Merced UHSD
GO Bonds Series F	0.00%	08/01/38 (a)(b)	1,420,000	929,305
Mono Cnty
COP Series 2018A	5.00%	10/01/48 (a)	1,690,000	2,021,037
Monte Vista Wtr Dist
Revenue COP Series 2020A	5.00%	10/01/44 (a)	2,495,000	3,086,964
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/22	810,000	873,982
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/21	550,000	560,890
RB Series 2011A	5.75%	08/01/40 (a)	700,000	710,836
Nothern California Energy Auth
Commodity Suppply RB Series 2018	5.00%	07/01/24 (c)	3,000,000	3,439,050
43
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Novato
Special Tax Refunding Bonds Series 2020	4.00%	09/01/24	100,000	111,527
Special Tax Refunding Bonds Series 2020	4.00%	09/01/25	150,000	171,056
Special Tax Refunding Bonds Series 2020	4.00%	09/01/26	150,000	174,221
Special Tax Refunding Bonds Series 2020	4.00%	09/01/27	250,000	294,378
Special Tax Refunding Bonds Series 2020	4.00%	09/01/28 (a)	200,000	237,920
Special Tax Refunding Bonds Series 2020	4.00%	09/01/30 (a)	140,000	164,585
Special Tax Refunding Bonds Series 2020	4.00%	09/01/31 (a)	285,000	332,738
Special Tax Refunding Bonds Series 2020	4.00%	09/01/32 (a)	150,000	174,459
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40 (a)(d)	1,000,000	1,032,640
Oakland
GO Refunding Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	733,869
Oakland USD
GO Bonds Series 2015A	5.00%	08/01/22	500,000	532,760
GO Bonds Series 2015A	5.00%	08/01/23	700,000	774,585
GO Bonds Series 2015A	5.00%	08/01/24	600,000	687,114
GO Bonds Series 2019A	5.00%	08/01/29 (a)	1,500,000	1,849,080
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	613,545
GO Refunding Bonds Series 2017C	5.00%	08/01/34 (a)	2,000,000	2,404,560
Oakley Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/29 (a)	250,000	313,080
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/30 (a)	500,000	622,250
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/31 (a)	660,000	815,093
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/32 (a)	350,000	430,430
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/33 (a)	725,000	885,392
Tax Allocation Refunding Bonds Series 2018	5.00%	09/01/34 (a)	525,000	639,261
Oceanside Successor Redevelopment Agency
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/24	600,000	690,552
Tax Allocation Refunding Bonds Series 2015A	5.00%	09/01/25	225,000	267,266
Oroville
RB (Oroville Hospital) Series 2019	5.25%	04/01/49 (a)	1,800,000	2,033,604
Oxnard
Lease Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,550,850
Lease Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,527,324
Lease Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	949,941
Oxnard Financing Auth
Wastewater Refunding RB Series 2014	5.00%	06/01/23	500,000	552,215
Wastewater Refunding RB Series 2014	5.00%	06/01/24	1,750,000	2,005,307
Oxnard SD
GO Bonds Series D	5.00%	08/01/31 (a)(d)	1,365,000	1,630,179
GO Bonds Series D	5.00%	08/01/32 (a)(d)	1,490,000	1,779,462
GO Bonds Series D	5.00%	08/01/33 (a)(d)	1,685,000	2,012,345
Pacifica
Wastewater RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,275,099
Palmdale SD
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	3,068,775
Palo Alto
COP Series 2019A	5.00%	11/01/44 (a)	2,000,000	2,458,900
44
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Palomar CCD
GO Bonds Series 2006D	5.00%	08/01/29 (a)	450,000	563,553
Paramount USD
GO Bonds Series 2019B	0.00%	08/01/35 (a)(b)	1,425,000	978,619
Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	705,426
Pico Rivera Public Financing Auth
Lease Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	438,813
Lease Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	976,344
Piner-Olivet Union Elementary SD
GO Bonds Series 2021	0.00%	08/01/40 (a)(b)	600,000	370,908
GO Bonds Series 2021	0.00%	08/01/42 (a)(b)	500,000	287,800
GO Bonds Series 2021	0.00%	08/01/44 (a)(b)	500,000	268,690
Pleasant Hill Recreation & Park District
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	770,000	945,860
Pleasant Valley SD
GO Refunding Bonds Series 2002A	5.85%	08/01/31	2,000,000	2,536,900
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23 (d)	270,000	296,282
Port of Oakland
Refunding RB Series 2017D	5.00%	11/01/27	4,895,000	6,061,870
Reedley
Water Refunding RB Series 2017	5.00%	09/01/25	540,000	648,599
Richmond California Redevelopment Agency
Refunding RB Series 2021A	4.00%	09/01/22	200,000	210,582
Refunding RB Series 2021A	4.00%	09/01/24	300,000	333,369
Refunding RB Series 2021A	4.00%	09/01/25	535,000	609,081
Refunding RB Series 2021A	4.00%	09/01/26	400,000	463,892
Refunding RB Series 2021A	4.00%	09/01/27	1,150,000	1,352,561
Richmond Jt Powers Financing Auth
Refunding RB Series 2019B	4.00%	05/01/22	1,250,000	1,299,662
Refunding RB Series 2019B	5.00%	05/01/23	1,000,000	1,095,080
Refunding RB Series 2019B	5.00%	05/01/24	650,000	737,152
Rio Elementary SD
GO Bonds Series 2018C	0.00%	08/01/31 (a)(b)	100,000	79,227
GO Bonds Series 2018C	0.00%	08/01/32 (a)(b)	115,000	86,838
GO Bonds Series 2018C	0.00%	08/01/38 (a)(b)	420,000	241,130
GO Bonds Series 2018C	5.00%	08/01/47 (a)	850,000	1,030,650
Riverside Cnty
2020 Series A Teeter Obligation Notes	0.50%	10/21/21	5,500,000	5,511,935
TRAN Series 2020	4.00%	06/30/21	5,000,000	5,063,900
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A	5.25%	06/01/24 (a)(d)	710,000	790,521
Riverside County Public Finance Auth
Lease Refunding RB Series 2015A	5.00%	11/01/25	1,200,000	1,426,524
Rosedale-Rio Bravo Water Storage District
Refunding RB Series 2020A	5.00%	01/01/23	810,000	878,356
Refunding RB Series 2020A	5.00%	01/01/24	500,000	563,210
Refunding RB Series 2020A	5.00%	01/01/25	545,000	634,015
Refunding RB Series 2020A	5.00%	01/01/26	825,000	987,195
45
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Refunding RB Series 2020A	5.00%	01/01/27	865,000	1,057,938
Refunding RB Series 2020A	5.00%	01/01/28	810,000	1,008,126
Refunding RB Series 2020A	5.00%	01/01/29	855,000	1,081,541
Refunding RB Series 2020A	5.00%	01/01/30	890,000	1,140,722
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/27 (a)	200,000	223,712
RB (Marin Cnty Sanitary District #1) Series 2013	5.00%	10/01/43 (a)	1,000,000	1,110,350
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31 (a)(d)	1,000,000	1,019,170
Sacramento Cnty
Airport System Sr Refunding RB Series 2018C	5.00%	07/01/39 (a)	1,000,000	1,193,620
Airport System SR Refunding RB Series 2020	5.00%	07/01/34 (a)	1,650,000	2,109,937
San Diego Assoc of Governments
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019A	5.00%	11/15/25 (a)	2,500,000	2,913,475
Capital Grant Receipts RB (Mid Coast Corridor Transit) Series 2019B	1.80%	11/15/27 (a)	2,500,000	2,581,750
San Diego Cnty
RB (Sanford Burnham Institute) Series 2015A	4.00%	11/01/23	745,000	816,036
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/24	550,000	638,610
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/25	350,000	419,262
RB (Sanford Burnham Institute) Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,194,840
San Diego Cnty Regional Airport Auth
RB Series 2017B	5.00%	07/01/31 (a)	1,360,000	1,644,362
Sub Refunding & RB Series 2019A	4.00%	07/01/37 (a)	1,000,000	1,162,230
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22	300,000	320,346
Refunding RB Series 2013A	5.00%	09/01/23	550,000	610,626
Refunding RB Series 2013A	5.00%	09/01/25 (a)	245,000	270,166
San Francisco Airport Commission
RB 2nd Series 2019E	5.00%	05/01/40 (a)	2,875,000	3,504,999
RB 2nd Series 2019H	5.00%	05/01/21 (d)	2,000,000	2,015,220
Refunding RB Series 2011B	5.50%	05/01/21 (d)	450,000	453,866
Refunding RB Series 2012A	5.00%	05/01/26 (a)	290,000	305,988
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2019 F1	5.00%	08/01/28	1,995,000	2,596,253
San Francisco Public Utilities Commission
Water RB Series 2017A	5.00%	11/01/36 (a)	2,000,000	2,291,600
San Francisco Successor Redevelopment Agency
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/23	265,000	294,797
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/25 (a)	150,000	172,563
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/26 (a)	165,000	189,219
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/28 (a)	305,000	347,785
Subordinate Tax Allocation Refunding Bonds Series 2014C	5.00%	08/01/29 (a)	430,000	489,340
San Jacinto USD
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,205,000	1,461,002
GO Bonds Series 2017	5.00%	08/01/36 (a)	925,000	1,116,392
San Joaquin Cnty
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/21	350,000	351,306
Solid Waste System Refunding Revenue COP 2014	5.00%	04/01/22	350,000	367,458
San Lorenzo Valley USD
GO Bonds Series 2004	0.00%	08/01/28 (b)	990,000	884,595
46
Schwab Municipal Bond Funds  |  Semiannual Report
See financial notes

Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
San Mateo Cnty CCD
Go Refunding Bonds Series 2018	5.00%	09/01/39 (a)	1,045,000	1,334,120
GO Refunding Bonds Series 2018	5.00%	09/01/40 (a)	1,150,000	1,464,536
San Mateo Foster City PFA
Wastewater RB Series 2019	5.00%	08/01/29	1,310,000	1,728,493
San Mateo Foster City Public Finance Auth
RB Series 2020A	5.00%	05/01/33 (a)	190,000	240,018
RB Series 2020A	5.00%	05/01/36 (a)	500,000	626,120
RB Series 2020A	5.00%	05/01/37 (a)	250,000	312,115
Sanger Public Financing Auth
Lease RB Series 2020A	4.00%	02/01/40 (a)	1,250,000	1,420,412
Lease RB Series 2020A	4.00%	02/01/45 (a)	1,510,000	1,690,702
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	3.00%	08/01/24	175,000	189,361
Lease RB Series 2014	5.00%	08/01/25 (a)	175,000	202,337
Lease RB Series 2014	5.00%	08/01/26 (a)	165,000	190,592
Lease RB Series 2014	5.00%	08/01/27 (a)	320,000	369,277
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30 (a)	820,000	829,061
Lease RB Series 2018	5.00%	07/01/35 (a)	575,000	696,135
Lease RB Series 2018	5.00%	07/01/38 (a)	175,000	209,909
Santa Rosa HSD
GO Bonds Series 2018C	5.00%	08/01/34 (a)	250,000	301,605
GO Bonds Series 2018C	5.00%	08/01/35 (a)	300,000	360,873
GO Bonds Series 2018C	5.00%	08/01/36 (a)	850,000	1,020,000
Shasta UHSD
GO Bonds Series 2018	5.25%	08/01/43 (a)	1,000,000	1,226,050
Sierra View Healthcare District
RB Series 2019	5.00%	07/01/24	915,000	1,034,307
RB Series 2019	4.00%	07/01/25	1,270,000	1,419,708
Refunding RB Series 2020	4.00%	07/01/26	300,000	341,154
Refunding RB Series 2020	5.00%	07/01/27	630,000	768,505
Refunding RB Series 2020	5.00%	07/01/30	645,000	826,393
South Bay USD
GO BAN Series 2019	0.00%	08/01/22 (b)	2,000,000	1,985,640
South Placer Wasterwater Auth
Wastewater Refunding RB Series 2020	5.00%	11/01/34	1,000,000	1,374,310
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21	425,000	432,918
Water Refunding RB Series 2016A	5.00%	07/01/34 (a)	390,000	464,837
Southern California Public Power Auth
Refunding RB (Canyon Power) Series 2020A	5.00%	07/01/35 (a)	3,000,000	3,503,370
Refunding RB Series 2020-1	5.00%	07/01/30 (a)	3,000,000	3,368,430
Susanville Natural Gas
Natural Gas Refunding RB Series 2019	2.00%	06/01/22	455,000	462,103
Natural Gas Refunding RB Series 2019	3.00%	06/01/25	575,000	619,959
Natural Gas Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	720,602
Natural Gas Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	786,386
Natural Gas Refunding RB Series 2019	4.00%	06/01/33 (a)	580,000	663,410
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Tobacco Securitization Auth of Northern California
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021A1	4.00%	06/01/49 (a)	1,000,000	1,147,660
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	0.45%	06/01/30	250,000	244,375
Sr Refunding Bonds (Sacramento Cnty Tobacco Corp) Series 2021B1	4.00%	06/01/49 (a)	250,000	281,760
Truckee Donner Public Utility District
Water System Refunding RB Series 2015	4.00%	11/15/22	630,000	671,007
Water System Refunding RB Series 2015	4.00%	11/15/23	655,000	719,576
Water System Refunding RB Series 2015	4.00%	11/15/24	680,000	768,080
Water System Refunding RB Series 2015	4.00%	11/15/25	710,000	822,634
Tustin USD
GO Bonds Series B	6.00%	08/01/36 (a)(d)	950,000	973,104
Univ of California
Limited Project RB Series 2012G	5.00%	05/15/42 (a)	3,000,000	3,159,570
Upland
COP (San Antonio Regional Hospital) Series 2017	5.00%	01/01/24	1,200,000	1,333,392
West Hills CCD
GO Refunding Bonds Series 2016B	5.00%	08/01/25	320,000	377,917
GO Refunding Bonds Series 2016B	5.00%	08/01/26	450,000	545,265
GO Refunding Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	715,041
GO Refunding Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	762,743
Total Fixed-Rate Obligations
(Cost $412,916,417)				432,345,448

Variable-Rate Obligations 12.1% of net assets
CALIFORNIA 12.1%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1
(SIFMA Municipal Swap Index + 0.90%)	0.93%	04/01/45 (a)	5,000,000	5,039,500
Toll Bridge RB Series 2014E	2.00%	04/01/34 (a)(e)	500,000	500,680
Toll Bridge RB Series 2017H	2.13%	04/01/53 (a)(e)	3,000,000	3,143,160
Toll Bridge RB Series 2018A	2.63%	04/01/45 (a)(e)	3,000,000	3,248,100
California
GO Bonds Series 2003A1	0.01%	05/01/33 (a)(c)(f)	1,400,000	1,400,000
GO Bonds Series 2003A3	0.02%	05/01/33 (a)(c)(f)	855,000	855,000
GO Bonds Series 2004A3	0.01%	05/01/34 (a)(c)(f)	500,000	500,000
GO Bonds Series 2004B5	0.02%	05/01/34 (a)(c)(f)	600,000	600,000
GO Bonds Series 2005B5	0.02%	05/01/40 (a)(c)(f)	250,000	250,000
California Health Facilities Financing Auth
RB (Adventist Health System) Series 2011A	3.00%	03/01/41 (a)(e)	2,815,000	2,971,458
RB (Kaiser Permanente) Series 2006C	5.00%	06/01/41 (a)(e)	5,000,000	6,568,900
RB (Providence St Joseph Health) Series 2019B	5.00%	10/01/39 (a)(e)	3,400,000	4,259,690
RB (Providence St Joseph Health) Series 2019C	5.00%	10/01/39 (a)(e)	5,000,000	5,974,150
Refunding RB (St. Joseph Health) Series 2009C	5.00%	07/01/34 (a)(e)	1,200,000	1,290,696
California Infrastructure & Economic Development Bank
RB (Brightline West Passenger Rail) Series 2020A	0.45%	01/01/50 (a)(c)(e)	4,000,000	4,000,400
California Public Finance Auth
RB (Sharp Healthcare) Series 2017B	0.01%	08/01/52 (a)(c)(f)	500,000	500,000
RB (Sharp Healthcare) Series 2017C	0.01%	08/01/52 (a)(c)(f)	3,600,000	3,600,000
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Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
California Statewide Communities Development Auth
RB (Adventist Health System) Series 2007A	5.00%	03/01/37 (a)(e)	1,715,000	2,059,080
Eastern Municipal Water District
Water & Wastewater Refunding RB Series 2018C
(SIFMA Municipal Swap Index + 0.25%)	0.28%	07/01/46 (a)	2,450,000	2,450,270
Los Angeles Dept of Water & Power
Power System RB Series 2002A6	0.01%	07/01/35 (a)(c)(f)	1,300,000	1,300,000
Water System RB Series 2001B2	0.01%	07/01/35 (a)(c)(f)	2,300,000	2,300,000
Water System RB Series 2001B4	0.02%	07/01/35 (a)(c)(f)	1,800,000	1,800,000
Southern California Metropolitan Water District
Sub Water Refunding RB Series 2017D
(SIFMA Municipal Swap Index + 0.25%)	0.28%	07/01/37 (a)	3,130,000	3,130,000
Water RB Series 2017A	0.02%	07/01/47 (a)(c)(f)	2,300,000	2,300,000
Total Variable-Rate Obligations
(Cost $59,517,000)				60,041,084
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Refunded bond.
(e)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(f)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
GO —	General obligation
HSD —	High school district
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$432,345,448	$—	$432,345,448
Variable-Rate Obligations[1]	—	60,041,084	—	60,041,084
Total	$—	$492,386,532	$—	$492,386,532
[1]	As categorized in Portfolio Holdings.
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Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $472,433,417)		$492,386,532
Cash		1,800
Receivables:
Investments sold		1,507,735
Interest		4,751,651
Fund shares sold		71,757
Prepaid expenses	+	13,159
Total assets		498,732,634
Liabilities
Payables:
Investment adviser and administrator fees		81,301
Shareholder service fees		93,596
Independent trustees’ fees		843
Fund shares redeemed		1,521,398
Distributions to shareholders		265,684
Accrued expenses	+	102,867
Total liabilities		2,065,689
Net Assets
Total assets		498,732,634
Total liabilities	–	2,065,689
Net assets		$496,666,945
Net Assets by Source
Capital received from investors		475,228,468
Total distributable earnings		21,438,477

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$496,666,945		41,031,215		$12.10

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Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Interest		$5,458,770
Expenses
Investment adviser and administrator fees		737,635
Shareholder service fees		587,291
Portfolio accounting fees		47,963
Professional fees		19,848
Registration fees		12,908
Shareholder reports		8,166
Independent trustees’ fees		7,816
Custodian fees		3,729
Transfer agent fees		3,013
Other expenses	+	4,044
Total expenses		1,432,413
Expense reduction by CSIM and its affiliates	–	227,325
Net expenses	–	1,205,088
Net investment income		4,253,682
Realized and Unrealized Gains (Losses)
Net realized gains on investments		2,339,814
Net change in unrealized appreciation (depreciation) on investments	+	(5,067,780)
Net realized and unrealized losses		(2,727,966)
Increase in net assets resulting from operations		$1,525,716
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Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab California Tax-Free Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		9/1/19-8/31/20
Net investment income		$4,253,682	$9,330,349
Net realized gains		2,339,814	3,706,315
Net change in unrealized appreciation (depreciation)	+	(5,067,780)	(2,479,671)
Increase in net assets from operations		1,525,716	10,556,993
Distributions to Shareholders
Total distributions		($7,964,095)	($10,732,869)

Transactions in Fund Shares
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,982,825	$61,096,123	13,056,152	$158,302,131
Shares reinvested		423,329	5,180,360	545,637	6,611,595
Shares redeemed	+	(4,217,460)	(51,628,989)	(13,632,904)	(163,782,365)
Net transactions in fund shares		1,188,694	$14,647,494	(31,115)	$1,131,361
Shares Outstanding and Net Assets
		9/1/20-2/28/21		9/1/19-8/31/20
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,842,521	$488,457,830	39,873,636	$487,502,345
Total increase (decrease)	+	1,188,694	8,209,115	(31,115)	955,485
End of period		41,031,215	$496,666,945	39,842,521	$488,457,830
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Schwab Municipal Bond Funds  |  Semiannual Report
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Schwab High Yield Municipal Bond Fund
Financial Statements
Financial Highlights
	9/1/20– 2/28/21*	3/1/20– 8/31/20[1]	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17	3/1/15– 2/29/16
Per-Share Data
Net asset value at beginning of period	$10.42	$11.25	$10.61	$10.63	$10.44	$10.76	$10.78
Income (loss) from investment operations:
Net investment income (loss)[2]	0.17	0.20	0.38	0.40	0.36	0.40	0.51
Net realized and unrealized gains (losses)	0.05	(0.83)	0.73	0.01	0.20	(0.22)	(0.02)
Total from investment operations	0.22	(0.63)	1.11	0.41	0.56	0.18	0.49
Less distributions:
Distributions from net investment income	(0.12)	(0.20)	(0.38)	(0.41)	(0.35)	(0.40)	(0.51)
Distributions from net realized gains	(0.07)	—	(0.09)	(0.02)	(0.02)	(0.10)	—
Total distributions	(0.19)	(0.20)	(0.47)	(0.43)	(0.37)	(0.50)	(0.51)
Redemption fees[2]	–	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Net asset value at end of period	$10.45	$10.42	$11.25	$10.61	$10.63	$10.44	$10.76
Total return	2.15% [4]	(5.56%) [4]	10.71%	3.93%	5.42%	1.65%	4.67%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.60% [5]	0.73% [5],[6]	0.75%	0.75%	0.92%	0.97%	1.00%
Gross operating expenses	0.70% [5]	0.90% [5]	0.78%	0.76%	0.88%	0.95%	1.01%
Net investment income (loss)	3.21% [5]	3.81% [5]	3.48%	3.80%	3.30%	3.74%	4.78%
Portfolio turnover rate	32% [4]	36% [4]	27%	18%	11%	32%	27%
Net assets, end of period (x 1,000,000)	$61	$66	$83	$77	$118	$99	$102

*	Unaudited.
1
Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund was reorganized into the Schwab High Yield Municipal Bond Fund, which commenced operations on that day. The Financial Highlights above present the shares of the Wasmer Schroeder High Yield Municipal Fund prior to the acquisition date of August 10, 2020 and Schwab High Yield Municipal Bond Fund subsequent to that date. (Note that the Wasmer Schroeder High Yield Municipal Fund had a fiscal year ending the last day of February whereas the Schwab High Yield Municipal Bond Fund has a fiscal year ending August 31). Certain prior numbers have been restated to meet current year presentation.
2
Calculated based on the average shares outstanding during the period.
3
Amount is less than $0.01 per share.
4
Not annualized
5
Annualized.
6
Effective August 10, 2020, the net operating expense limitation was lowered from 0.75% to 0.60%. The ratio presented for the period ended August 31, 2020 is a blended ratio.
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Schwab High Yield Municipal Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website.
For fixed-rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Fixed-Rate Obligations 97.8% of net assets
ALABAMA 0.9%
Jefferson Cnty Sales Tax
Limited Obligation Refunding RB Series 2017	4.00%	09/15/36 (a)	500,000	563,575
ARIZONA 2.8%
La Paz Cnty Industrial Development Auth
Education Facility Lease RB (Harmony Public Schools) Series 2018A	5.00%	02/15/38 (a)	700,000	810,005
Phoenix Civic Improvement Corp
Jr Lien Airport RB Series 2019B	4.00%	07/01/39 (a)	800,000	897,240
				1,707,245
CALIFORNIA 3.2%
Los Angeles USD
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (a)	665,000	772,225
Palomar Health
Refunding RB Series 2016	5.00%	11/01/28 (a)	1,000,000	1,170,160
				1,942,385
COLORADO 3.8%
Colorado Health Facilities Auth
RB (CommonSpirit Health) Series 2019A2	4.00%	08/01/49 (a)	500,000	552,415
Denver Convention Center Hotel Auth
Convention Ctr Hotel Sr Refunding RB Series 2016	5.00%	12/01/33 (a)	750,000	860,445
Park Creek Metropolitan Dist
Sr LT RB Series 2019A	4.00%	12/01/34 (a)(b)	745,000	891,504
				2,304,364
CONNECTICUT 0.7%
Connecticut
GO Refunding Bonds Series 2018B	5.00%	04/15/28	315,000	399,644
FLORIDA 8.0%
Broward Cnty SD
COP Series 2020A	5.00%	07/01/30	500,000	659,795
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Schwab High Yield Municipal Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
Florida Gulf Coast Univ
Improvement Refunding RB Series 2017A	5.00%	08/01/26	435,000	527,855
Florida Higher Educational Facilities Financing Auth
Educational Facilities Refunding RB (Nova Southeastern Univ) Series 2016	5.00%	04/01/30 (a)	750,000	864,555
Halifax Hospital Medical Center
Hospital Revenue & Refunding Bonds Series 2016	5.00%	06/01/36 (a)	500,000	569,675
Lee Cnty Industrial Development Auth
Healthcare Facilities Improvement RB (Shell Point Alliance) Series 2019	5.00%	11/15/49 (a)	1,000,000	1,152,290
Miami-Dade Cnty Educational Facilities Auth
Revenue & Refunding Bonds (Univ of Miami) Series 2015A	5.00%	04/01/30 (a)	500,000	566,740
Tampa
Revenue & Refunding Bonds (Univ of Tampa) Series 2020A	4.00%	04/01/50 (a)	500,000	544,325
				4,885,235
GEORGIA 0.7%
Cobb Cnty-Kennestone Hospital Auth
Revenue Anticipation Refunding Certificates Series 2012	5.00%	04/01/28 (a)	415,000	448,959
GUAM 1.3%
Guam Power Auth
RB Series 2012A	5.00%	10/01/34 (a)	250,000	260,383
Guam Waterworks Auth
Water & Wastewater System Refunding RB Series 2014A	5.00%	07/01/35 (a)	500,000	547,930
				808,313
ILLINOIS 6.9%
Chicago
2nd Lien Water RB Series 2014	5.00%	11/01/44 (a)	500,000	564,380
Refunding GO Bonds Series 2003B	5.50%	01/01/39 (a)	1,025,000	1,135,392
Chicago Board of Education
ULT GO Bonds Series 2018D	5.00%	12/01/46 (a)	500,000	576,120
Illinois
GO Bonds Series 2013	5.00%	02/01/39 (a)	1,000,000	1,065,080
Illinois Regional Transportation Auth
GO Bonds Series 2018B	5.00%	06/01/24	250,000	283,608
Illinois Toll Highway Auth
Toll Highway Sr RB Series 2017A	5.00%	01/01/42 (a)	450,000	543,010
				4,167,590
LOUISIANA 4.7%
Louisiana Local Government Environmental Facilities & Community Development Auth
Refunding RB (Westlake Chemical Corp) Series 2017	3.50%	11/01/32 (a)	1,000,000	1,100,340
Louisiana Public Facilities Auth
Refunding RB (Tulane Univ) Series 2020A	4.00%	04/01/50 (a)	500,000	560,875
Revenue & Refunding Bonds (Oschsner Clinic) Series 2017	5.00%	05/15/42 (a)	500,000	585,560
New Orleans
Sewerage Service RB Series 2020B	5.00%	06/01/34 (a)	500,000	629,610
				2,876,385
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Schwab High Yield Municipal Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
MAINE 1.1%
Maine Health & Educational Facilites Auth
RB (Eastern Maine Medical Center) Series 2013	5.00%	07/01/24 (a)	630,000	680,022
MARYLAND 1.9%
Maryland Economic Development Corp
Refunding RB (Transportation Facilities) Series 2017A	5.00%	06/01/35 (a)	1,000,000	1,143,010
MASSACHUSETTS 2.8%
Massachusetts Development Finance Agency
RB (Boston Medical Center) Series 2015D	5.00%	07/01/44 (a)	500,000	561,500
RB (Merrimack College) Series 2014	5.13%	07/01/44 (a)	500,000	548,565
RB (Southcoast Health System) Series 2021G	4.00%	07/01/46 (a)	200,000	228,558
RB (Southcoast Health System) Series 2021G	5.00%	07/01/50 (a)	300,000	372,711
				1,711,334
MICHIGAN 3.2%
Detroit SD
ULT Refunding RB Series 2020A	5.00%	05/01/39 (a)(b)	500,000	630,865
Great Lakes Water Auth
2nd Lien Water System Refunding RB Series 2016D	5.00%	07/01/30 (a)	500,000	601,665
Michigan Finance Auth
Local Gov’t Loan Program RB (Detroit Public Lighting Auth) Series 2014B	5.00%	07/01/44 (a)	700,000	746,123
				1,978,653
MINNESOTA 8.6%
South Central Minnesota Multi-Cnty Hsg & Redevelopment Auth
Pooled Housing Development RB Series 1993	4.87%	02/01/00 (c)	15,000	7,800
Pooled Housing Development RB Series 1993	5.26%	02/01/02 (c)	30,000	15,600
Pooled Housing Development RB Series 1993	5.49%	02/01/05 (c)	20,000	10,400
Pooled Housing Development RB Series 1993	5.53%	02/01/06 (c)	20,000	10,400
Pooled Housing Development RB Series 1993	5.61%	02/01/07 (c)	65,000	33,800
Pooled Housing Development RB Series 1993	5.65%	02/01/08 (c)	10,000	5,200
Pooled Housing Development RB Series 1993	5.84%	02/01/17 (c)	450,000	234,000
Pooled Housing Development RB Series 1993	6.23%	02/01/25 (c)	9,500,000	4,940,000
				5,257,200
MISSOURI 0.9%
St Louis
Airport Revenue & Refunding Bonds (St Louis Lambert) Series 2019C	5.00%	07/01/32 (a)	425,000	529,771
NEVADA 1.2%
Clark Cnty SD
Refunding GO Bonds Series 2017C	5.00%	06/15/31 (a)	580,000	708,847
NEW JERSEY 6.9%
New Jersey Economic Development Auth
School Facilities Construction Bonds 2014 Series UU	5.00%	06/15/34 (a)	1,000,000	1,101,460
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Schwab High Yield Municipal Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
New Jersey Transportation Trust Fund Auth
Transportation RB Series 2015AA	4.63%	06/15/30 (a)	1,000,000	1,114,630
South Jersey Transportation Auth
Transportation System Refunding RB Series 2014A	5.00%	11/01/39 (a)	1,000,000	1,112,490
Tobacco Settlement Financing Corp
Tobacco Settlement Bonds Series 2018A	5.25%	06/01/46 (a)	750,000	892,477
				4,221,057
NEW YORK 8.4%
Metropolitan Transportation Auth
Transportation RB Series 2020C1	5.25%	11/15/55 (a)	500,000	600,550
Nassau Cnty
GO Bonds Series 2017B	5.00%	04/01/31 (a)	450,000	541,935
New York City
GO Bonds Fiscal 2020 Series C1	5.00%	08/01/30	695,000	915,704
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2017 Series E1	5.00%	02/01/43 (a)	500,000	595,260
New York Liberty Development Corp
RB (Goldman Sachs Headquarters) Series 2005	5.25%	10/01/35	500,000	700,645
New York State Dormitory Auth
RB (NYU Langone Hospitals) Series 2020A	4.00%	07/01/53 (a)	500,000	565,135
New York Transportation Development Corp
Special Facility RB (JFK Airport) Series 2020A	5.00%	12/01/31 (a)	500,000	622,600
Port Auth of New York & New Jersey
Consolidated Bonds 223rd Series	4.00%	07/15/61 (a)	500,000	553,790
				5,095,619
NORTH CAROLINA 0.6%
North Carolina Medical Care Commission
Health Care Facilities RB (Presbyterian Homes) Series 2020A	4.00%	10/01/40 (a)	300,000	338,124
OHIO 1.4%
Butler Cnty
Hospital Facilities Refunding RB (UC Health) Series 2017	5.00%	11/15/30 (a)	500,000	611,220
Northeast Ohio Medical Univ
General Refunding RB Series 2021A	3.00%	12/01/21	100,000	101,537
General Refunding RB Series 2021A	5.00%	12/01/29	115,000	142,140
				854,897
OKLAHOMA 1.0%
Oklahoma Development Finance Auth
Health System RB (OU Medicine) Series 2018B	5.50%	08/15/57 (a)	500,000	589,595
OREGON 1.8%
Clackamas Cnty Hospital Facility Auth
Sr Living RB (Willamette View) Series 2017A	5.00%	11/15/52 (a)	500,000	534,190
Lane Cnty SD #52
GO Bonds Series 2021A	0.00%	06/15/44 (a)(b)(d)	1,000,000	540,840
				1,075,030
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Schwab High Yield Municipal Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
PENNSYLVANIA 6.4%
Commonwealth Financing Auth
Tobacco Settlement RB Series 2018	5.00%	06/01/35 (a)	500,000	608,435
Lancaster Cnty Hospital Auth
RB (St Anne’s Retirement Community) Series 2020	5.00%	03/01/40 (a)	500,000	541,855
Pennsylvania Economic Development Financing Auth
Sewage Sludge Disposal Refunding RB (Philadelphia Biosolids) Series 2020	4.00%	01/01/30	1,300,000	1,507,116
Pennsylvania State Turnpike Commission
Sub RB Series 2017B1	5.25%	06/01/47 (a)	250,000	303,030
Philadelphia
Water & Wastewater RB Series 2019B	5.00%	11/01/54 (a)	500,000	614,115
Philadelphia SD
GO Bonds Series 2018A	5.00%	09/01/31 (a)(b)	250,000	312,345
				3,886,896
PUERTO RICO 1.7%
Puerto Rico Highway & Transportation Auth
Transportation RB Series A	4.75%	07/01/38 (a)(b)	500,000	506,000
Puerto Rico Pwr Auth
Power Refunding RB Series PP	5.00%	07/01/22 (a)(b)	305,000	307,272
Power Refunding RB Series UU	5.00%	07/01/24 (a)(b)	200,000	206,738
				1,020,010
SOUTH CAROLINA 1.0%
South Carolina Public Service Auth
Revenue & Refunding Bonds Series 2016B	5.00%	12/01/56 (a)	500,000	593,965
TENNESSEE 1.9%
Chattanooga Health Educational & Housing Facilities Board
Student Housing Refunding RB (CDFI Univ of Tennessee at Chattanooga) Series 2015	5.00%	10/01/29 (a)	500,000	548,550
Memphis
GO Refunding Bonds Series 2020	4.00%	05/01/34 (a)	500,000	590,815
				1,139,365
TEXAS 6.1%
Central Texas Regional Mobility Auth
Senior Lien Refunding RB Series 2016	5.00%	01/01/46 (a)	750,000	849,758
New Hope Cultural Educational Facilities Corp
Education RB (Beta Academy) Series 2019A	5.00%	08/15/49 (a)	500,000	519,865
North Texas Tollway Auth
1st Tier System Revenue & Refunding Bonds Series 2017A	5.00%	01/01/43 (a)	500,000	601,075
Texas Transportation Commission
Central Texas Turnpike System 2nd Tier Refunding RB Series 2015C	5.00%	08/15/34 (a)	750,000	841,688
Texas Transportation Corp
Sr Lien Refunding RB (LBJ Infrastructure) Series 2020A	4.00%	06/30/35 (a)	750,000	868,807
				3,681,193
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Schwab High Yield Municipal Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

Issuer Type of Security, Series	Rate	Maturity	Face Amount ($)	Value ($)
WASHINGTON 2.9%
Greater Wenatchee Regional Events Center Public Facilities Dist
Limited Sales Tax RB Series 2012A	4.50%	09/01/22	190,000	194,676
Limited Sales Tax RB Series 2012A	5.25%	09/01/32 (a)	500,000	512,505
Skagit Cnty Hospital Dist
Refunding RB (Skagit Valley Hospital) Series 2013A	4.00%	12/01/26	500,000	557,295
Refunding RB (Skagit Valley Hospital) Series 2013A	5.00%	12/01/37 (a)	500,000	531,830
				1,796,306
WEST VIRGINIA 1.2%
Marshall Univ
Improvement Refunding RB Series 2020A	4.00%	05/01/50 (a)(b)	635,000	716,248
WISCONSIN 2.9%
Wisconsin Health & Educational Facilities Auth
RB (Hmong American Peace Academy) Series 2020	5.00%	03/15/50 (a)	1,075,000	1,262,373
RB (Woodland Hill Sr Housing) Series 2014	5.25%	12/01/49 (a)	500,000	520,435
				1,782,808
WYOMING 0.9%
Laramie Cnty
Hospital Refunding RB (Cheyenne Regional Medical Center) Series 2021	3.00%	05/01/42 (a)	500,000	520,640
Total Fixed-Rate Obligations
(Cost $56,166,020)				59,424,285

Variable-Rate Obligations 1.4% of net assets
TEXAS 1.4%
Gulf Coast IDA
RB (ExxonMobil) Series 2012	0.01%	11/01/41 (a)(e)	850,000	850,000
Total Variable-Rate Obligations
(Cost $850,000)				850,000
(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Credit-enhanced or liquidity-enhanced.
(c)	The securities are in default and are not making full payments of interest and principal when due. The securities are making semiannual distributions of variable amounts of cash flow. These amounts are determined by factors including, but not limited to, property occupancy levels, per unit rental rates and capital reinvestment expenses. The coupon accrual rate utilized by the Fund is reviewed at least semiannually and will generally be based on interest payments received historically along with any known changes in the previously mentioned factors.
(d)	Zero coupon bond.
(e)	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

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Schwab High Yield Municipal Bond Fund
Portfolio Holdings as of February 28, 2021 (Unaudited) (continued)

COP —	Certificate of participation
GO —	General obligation
IDA —	Industrial development agency/authority
LT —	Limited tax
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note
The following is a summary of the inputs used to value the fund’s investments as of February 28, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Fixed-Rate Obligations[1]	$—	$59,424,285	$—	$59,424,285
Variable-Rate Obligations[1]	—	850,000	—	850,000
Total	$—	$60,274,285	$—	$60,274,285
[1]	As categorized in Portfolio Holdings.
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Schwab High Yield Municipal Bond Fund
Statement of Assets and Liabilities

As of February 28, 2021; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $57,016,020)		$60,274,285
Cash		86,620
Receivables:
Interest		602,524
Fund shares sold		105,601
Prepaid expenses	+	2,839
Total assets		61,071,869
Liabilities
Payables:
Investment adviser and administrator fees		18,276
Independent trustees’ fees		486
Fund shares redeemed		165,053
Distributions to shareholders		70,207
Accrued expenses	+	44,735
Total liabilities		298,757
Net Assets
Total assets		61,071,869
Total liabilities	–	298,757
Net assets		$60,773,112
Net Assets by Source
Capital received from investors		59,274,376
Total distributable earnings		1,498,736

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$60,773,112		5,817,447		$10.45

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Schwab High Yield Municipal Bond Fund
Statement of Operations

For the period September 1, 2020 through February 28, 2021; unaudited
Investment Income
Interest		$1,150,551
Expenses
Investment adviser and administrator fees		151,075
Portfolio accounting fees		27,241
Professional fees		14,315
Independent trustees’ fees		6,461
Shareholder reports		5,959
Transfer agent fees		1,947
Custodian fees		1,434
Registration fees		930
Other expenses	+	2,663
Total expenses		212,025
Expense reduction by CSIM and its affiliates	–	30,736
Net expenses	–	181,289
Net investment income		969,262
Realized and Unrealized Gains (Losses)
Net realized gains on investments		(651,887)
Net change in unrealized appreciation (depreciation) on investments	+	838,801
Net realized and unrealized gains		186,914
Increase in net assets resulting from operations		$1,156,176
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Schwab High Yield Municipal Bond Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	9/1/20-2/28/21		3/1/20-8/31/20*	3/1/19-2/29/20*
Net investment income		$969,262	$1,323,212	$2,795,785
Net realized gains (losses)		(651,887)	(1,391,261)	1,094,859
Net change in unrealized appreciation (depreciation)	+	838,801	(4,700,465)	4,387,184
Increase (decrease) in net assets from operations		1,156,176	(4,768,514)	8,277,828
Distributions to Shareholders
Total distributions		($1,099,743)	($1,323,194)	($3,474,037)

Transactions in Fund Shares
		9/1/20-2/28/21		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	VALUE	SHARES	VALUE	SHARES	VALUE
Shares sold		1,087,720	$11,490,106	446,549	$4,447,398	2,501,038	$27,367,682
Shares reinvested		42,137	443,217	49,033	500,310	133,301	1,463,537
Shares redeemed[1]	+	(1,671,321)	(17,507,141)	(1,508,684)	(15,534,493)	(2,521,340)	(27,695,273)
Net transactions in fund shares		(541,464)	($5,573,818)	(1,013,102)	($10,586,785)	112,999	$1,135,946
Shares Outstanding and Net Assets
		9/1/20-2/28/21		3/1/20-8/31/20		3/1/19-2/29/20
		SHARES	NET ASSETS	SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,358,911	$66,290,497	7,372,013	$82,968,990	7,259,014	$77,029,253
Total increase (decrease)	+	(541,464)	(5,517,385)	(1,013,102)	(16,678,493)	112,999	5,939,737
End of period		5,817,447	$60,773,112	6,358,911	$66,290,497	7,372,013	$82,968,990
*	Effective August 10, 2020, the Wasmer Schroeder High Yield Municipal Fund was reorganized into the Schwab High Yield Municipal Bond Fund, which commenced operations on that day. The Statement of Changes above presents the fiscal year ended February 29, 2020 of the Wasmer Schroeder High Yield Municipal Fund (see financial note 1 for additional information).
[1]	Net of redemption fees amounting to $-, $21,209 and $2,945, respectively, are included in the periods ended February 28, 2021, August 31, 2020 and February 29, 2020, respectively (see financial note 6 for additional information).
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Schwab Municipal Bond Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Investments (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab Tax-Free Bond Fund	Schwab U.S. Aggregate Bond Index Fund
Schwab California Tax-Free Bond Fund	Schwab Short-Term Bond Index Fund
Schwab High Yield Municipal Bond Fund	Schwab 1000 Index® Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab Global Real Estate Fund
Effective August 10, 2020, the Wasmer Schroder High Yield Municipal Fund (Predecessor Fund) was reorganized into the Schwab High Yield Municipal Bond Fund. Shareholders of the Predecessor Fund received equivalent shares of the Schwab High Yield Municipal Bond Fund. Although the Schwab High Yield Municipal Bond Fund commenced its operations on August 10, 2020, it inherited the performance history of the Predecessor Fund. Effective August 31, 2020, the fund changed its fiscal year end from the last day in February to August 31st.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of February 28, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their fair value may change daily.
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In March 2020, the FASB issued Accounting Standards Update “Facilitation of the Effects of Reference Rate Reform on Financial Reporting (Topic 848)” (ASU 2020-04), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered
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Schwab Municipal Bond Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
based reference rates at the end of 2021. The temporary relief provided is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. At this time, management believes the adoption of ASU 2020-04 will not have a material impact to the financial statements.

3. Risk Factors:
The funds invest primarily in investment-grade municipal bond securities. These investments may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below:
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Management Risk. As actively managed mutual funds, the funds are subject to the risk that their investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. The funds’ investment adviser applies its own investment techniques and risk analyses in making investment decisions for each fund, but there can be no guarantee that they will produce the desired results.
Investment Style Risk. The funds are not designed to offer substantial capital appreciation. In exchange for its goal of capital preservation, a fund may offer lower long-term performance than stock investments or certain other types of bond investments. A fund’s emphasis on quality and preservation of capital also could cause it to underperform certain other types of bond investments, particularly those that take greater maturity and credit risks. At the same time, some of the funds’ investments may have greater risks than investments in some taxable bonds.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also may be low. Changes in interest rates also may affect a fund’s share price: a rise in interest rates generally causes a fund’s share price to fall. The longer a fund’s portfolio duration, the more sensitive to interest rate movements its share price is likely to be. Also, a change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates, which could have sudden and unpredictable effects on the markets and significantly impact the value of fixed-income securities in which a fund invests.
Credit Risk. A decline in the credit quality of an issuer or guarantor or liquidity provider of a portfolio investment or a counterparty could cause the funds to lose money or underperform. The funds could lose money if, due to a decline in credit quality, the issuer or guarantor or liquidity provider of a portfolio investment or a counterparty fails to make, or is perceived as being unable or unwilling to make, timely principal or interest payments or otherwise honor its obligations.
Liquidity Risk. The funds may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the funds may have to sell them at a loss.
High-Yield Risk. High-yield securities and unrated securities of similar credit quality (junk bonds) are subject to greater levels of credit and liquidity risks, and may be more volatile than higher-rated securities. High-yield securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments.
Prepayment and Extension Risk. Certain fixed-income securities are subject to the risk that the securities may be paid off earlier or later than expected, especially during periods of falling or rising interest rates, respectively. Prepayments of obligations could cause the fund to forgo future interest income on the portion of the security’s principal repaid early and force the fund to reinvest that money at the lower prevailing interest rates. Extensions of obligations could cause the fund to exhibit additional volatility and hold securities paying lower-than-market rates of interest. Either case could hurt the fund’s performance.
Municipal Securities Risk. The funds primarily invest in municipal securities whose interest, in the opinion of the issuers’ counsel, is exempt from federal income tax and from the AMT. Neither the investment adviser nor the funds guarantee that this opinion is correct, and there is no assurance that the Internal Revenue Service (IRS) will agree with such counsel’s opinion. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could be taxable. To the extent that a fund invests in municipal securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. In addition, many municipal securities are issued to finance specific projects (especially those relating to education, health care, transportation and
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
utilities) and conditions in those sectors can affect the overall municipal market. National governmental actions, such as the elimination of tax-exempt status, or the reduction of financial support to municipalities, also could affect performance. Municipalities continue to experience difficulties in the current economic and political environment.
Derivatives Risk. Currently, the only type of derivatives the funds invest in is futures. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, credit risk, leverage risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of futures is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable futures transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular future may be valued incorrectly. Correlation risk is the risk that changes in the value of the future may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of futures may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested. However, these risks are less severe when a fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Distressed or Defaulted Securities Risk. Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks in addition to the risks of investing in high-yield debt securities. A fund’s share price may decline if the reorganization or restructuring is not completed as anticipated. A fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties. A fund could lose its entire investment in such securities.
Rule 144A Securities Risk. The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a fund to sell these bonds.
Zero Coupon Securities Risk. While interest payments are not made on such securities, holders of such securities are deemed to have received income annually, notwithstanding that cash may not be received currently. Some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds.
California State-Specific Risk. Because the Schwab California Tax-Free Bond Fund concentrates its investments in California municipal securities, the fund may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal.
Taxable Investments Risk. A fund may invest a portion of its assets in securities that generate income that is not exempt from federal income tax and in securities whose interest is subject to the AMT. These investments could generate taxable income for shareholders.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, CSIM is entitled to receive an annual fee, payable monthly, based on each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund
First $500 million	0.30%	0.30%
Over $500 million	0.22%	0.22%
For its advisory and administrative services to the Schwab High Yield Municipal Bond Fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.50% of the fund’s average daily net assets.
For the period ended February 28, 2021, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Tax-Free Bond Fund	0.27%
Schwab California Tax-Free Bond Fund	0.30%
Schwab High Yield Municipal Bond Fund	0.50%
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds, except the Schwab High Yield Municipal Bond Fund. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares, excluding the Schwab High Yield Municipal Bond Fund, are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation) to 0.49% for Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund, and 0.60% for the Schwab High Yield Municipal Bond Fund.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes, unaudited (continued)

6. Redemption Fees:
The Schwab High Yield Municipal Bond Fund charges a 1.00% redemption fee on shares sold or exchanged within 60 days of the original purchase date. Such amounts are netted against the redemption proceeds on the Statement of Changes in Net Assets. The redemption fee was suspended from April 13, 2020 through August 10, 2020. Amounts prior to August 10, 2020 were charged by the Predecessor Fund. The fees charged during the current and prior periods were:
	Current Period (9/1/20-2/28/21)	Prior Period (3/1/20-8/31/20)	Prior Period (3/1/19-2/29/20)
Schwab High Yield Municipal Bond Fund	$—	$21,209	$2,945

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), which matured on October 1, 2020. On October 1, 2020, the Syndicated Credit Facility was amended to run for a new 364 day period with a line of credit of $850 million, maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which was scheduled to mature on November 27, 2020. However, on October 1, 2020, the Uncommitted Credit Facility was amended to run for a new 364 day period with a line of credit of $400 million, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Purchases and Sales/Maturities of Investment Securities:
For the period ended February 28, 2021, purchases and sales/maturities of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Tax-Free Bond Fund	$263,475,640	$234,046,298
Schwab California Tax-Free Bond Fund	134,373,959	131,899,404
Schwab High Yield Municipal Bond Fund	19,635,816	24,823,900

9. Federal Income Taxes:
As of February 28, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund	Schwab High Yield Municipal Bond Fund
Tax cost	$749,533,992	$472,470,469	$57,016,020
Gross unrealized appreciation	$35,598,519	$20,923,818	$3,433,726
Gross unrealized depreciation	(1,331,781)	(1,007,755)	(175,461)
Net unrealized appreciation (depreciation)	$34,266,738	$19,916,063	$3,258,265
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of August 31, 2020, the Schwab High Yield Municipal Bond Fund had capital loss carryforwards of $1,391,261 with no expiration available to offset future net capital gains. The Schwab Tax-Free Bond Fund and Schwab California Tax-Free Bond Fund had no capital loss carryforwards available to offset future net capital gains.
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Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of February 28, 2021. The tax-basis components of distributions paid during the fiscal year ended August 31, 2020, were as follows:
	Schwab Tax-Free Bond Fund	Schwab California Tax-Free Bond Fund	Schwab High Yield Municipal Bond Fund
Tax-exempt income	$15,978,747	$9,329,822	$1,323,194
Ordinary income	920,038	120,150	—
Long-term capital gains	1,161,085	1,282,897	—
Year ended February 29, 2020 distributions*
Tax-exempt income	—	—	2,788,936
Ordinary income	—	—	83,594
Long-term capital gains	—	—	601,506
* These distributions represent those of the Predecessor Fund.
As of August 31, 2020, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended August 31, 2020, the funds did not incur any interest or penalties.

10. Subsequent Events:
At a meeting held on February 24, 2021, the Board of Trustees of the Trust approved changing the name of the Schwab High Yield Municipal Bond Fund to Schwab Opportunistic Municipal Bond Fund and making corresponding changes to the fund’s investment strategy effective July 1, 2021. In addition, the Board of Trustees of the Trust approved reductions of the fund’s management fees, a new expense limitation, the removal of the fund’s contingent redemption fee, and changing to the fund’s primary benchmark index to Bloomberg Barclays Municipal Bond Index, all effective on July 1, 2021. For more information please visit www.schwabfunds.com/schwabfunds_prospectus.
Other than the planned changes for Schwab High Yield Municipal Bond Fund as discussed above, management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Liquidity Risk Management Program  (Unaudited)

The Funds have adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The Funds’ Board of Trustees (the “Board”) has designated the Funds’ investment adviser, Charles Schwab Investment Management, Inc. (“CSIM”) as the administrator of the program. Personnel of CSIM or its affiliates conduct the day-to-day operation of the program.
Under the program, CSIM manages a Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The program is reasonably designed to assess and manage a Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. CSIM’s process of determining the degree of liquidity of each Fund’s investments is supported by third-party liquidity assessment vendors.
The Funds’ Board reviewed a report at its meeting held on September 22, 2020 prepared by CSIM regarding the operation and effectiveness of the program for the period June 1, 2019, through May 31, 2020. No significant liquidity events impacting the Schwab Tax-Free Bond Fund or Schwab California Tax-Free Bond Fund were noted in the report. In addition, CSIM provided its assessment that the program had been operating effectively in managing each of the Schwab Tax-Free Bond Fund’s and Schwab California Tax-Free Bond Fund’s liquidity risk. The Schwab High Yield Municipal Bond Fund commenced operations on August 10, 2020.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 103 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	103	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	103	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	103	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	103	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	103	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	103	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	103	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	103	Director (2008 – present), The Charles Schwab Corporation
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	103	None

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Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset-backed securities  Bond or other debt securities that represent ownership in a pool of assets such as credit card debt.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
average rate  The average rate of interest paid annually by the fixed-income securities in a fund or portfolio.
Bloomberg Barclays California Municipal 3-15 Year Blend Index  An index that measures the performance of U.S. tax exempt bonds issued in the State of California with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Barclays Municipal 3-15 Year Blend Index  An index that measures the performance of U.S. tax exempt bonds with maturities greater than or equal to three years and less than fifteen years that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Barclays High Yield Municipal Index  An index that measures the performance of the non-investment grade and non-rated tax exempt bond market. Included in the index are securities from all 50 U.S. states and four other qualifying regions (Washington DC, Puerto Rico, Guam, and the Virgin Islands) that have par value of at least $3 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index includes state and local general obligation bonds and revenue bonds. Both high yield (Ba1/BB+/BB+ or below) and non-rated securities are eligible to be included in the index. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Barclays Municipal Bond Index  An index that measures the performance of U.S. tax exempt bonds that have par value of at least $7 million. The securities in the index must be denominated in U.S. dollars and must be fixed-rate. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. The securities in the index must be rated investment grade. The index is rebalanced at each month-end. At each rebalancing, cash is effectively reinvested into the return universe for the following month.
Bloomberg Barclays US Aggregate Bond Index An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
call  An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.
call protection  A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
certificate of participation  A municipal bond that is repaid from an annual budget appropriation rather than being backed by the full faith and credit of the issuer.
coupon, coupon rate  The annual rate of interest paid until maturity by the issuer of a debt security.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

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Credit Ratings
Most major bond issuers arrange with a recognized independent rating organization, such as Standard & Poor’s (S&P) or Moody’s Investors Service, to rate the creditworthiness of their bonds. The spectrum of these ratings is divided into two major categories: investment grade and below investment grade (sometimes called “junk bonds”). Bonds rated below investment grade range from those that are considered to have some vulnerability to default to those that appear on the brink of default or are in default.
credit quality  The capacity of an issuer to make its interest and principal payments. See chart below.
credit risk  The risk that a bond issuer may be unable to pay interest or principal to its bondholders.
discount rate  The implied rate on a debt security that does not pay interest but is bought at a discount and redeemed at face value when it matures.
duration  A measure of an individual bond’s sensitivity to interest rates, expressed in years. Calculations of duration generally take into account the bond’s yield, interest payments, maturity date and call features.
weighted average duration  A measure of the duration of all bonds in a fund’s portfolio, also expressed in years, based on the market value weighted average duration of each bond in the portfolio.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
general obligation bonds  Municipal bonds that are secured by the issuer’s full faith and credit, which typically is backed by the power of the issuer to levy taxes.
interest  Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.
interest rate risk  The risk that a bond’s value will fluctuate if market interest rates change or are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.
liquidity-enhanced security  A security that when tendered is paid from funds advanced by an entity other than the issuer (such as a large financial institution). Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities prior to their final maturity.
market risk  Those elements of risk that are common to all securities in an asset class, and therefore cannot be significantly reduced by diversification within the asset class. Also known as “systemic risk.”
maturity  The maturity of a bond will generally be determined using a portfolio security’s final maturity date (date on which the final principal payment of a bond is scheduled to be paid); however, for securitized products, such as mortgage-backed securities and certain other asset-backed securities, maturity will be determined on an average life basis (weighted average time to receipt of all principal payments) by the investment adviser. Because pre-payment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted precisely. For securities with embedded demand features, such as puts or calls, either the demand date or the final maturity date will be used depending on interest rates, yields and other market conditions. The weighted average maturity (WAM) of a fund is dollar-weighted based upon the market value of a fund’s securities at the time of the calculation.
mortgage-backed securities  Bond or other debt securities that represent ownership in a pool of mortgage loans.
muni, municipal bonds, municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
prepayment risk  The risk that a mortgage-backed security may be paid off early, typically because interest rates have fallen and the homeowners who hold the underlying mortgages have refinanced those mortgages at lower rates. In this type of situation, the investor who held the mortgage-backed security will usually have to settle for a lower rate when reinvesting the principal.
refunded bond  A bond for which the principal and interest payments are secured or guaranteed by cash or U.S. government securities held in an escrow account.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue bonds  Municipal bonds that are issued to finance public works projects and are secured by revenue generated by the project (such as water and sewer fees) rather than the full faith and credit of the issuer.
S&P California AMT-Free Municipal Bond Index  A broad, comprehensive market value-weighted index designed to measure the performance of investment-grade tax-exempt bonds issues within California.
section 4(2)/144A securities  Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

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taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.
yield to maturity  The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

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Notes

Schwab Municipal Bond Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab High Yield Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2021 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13481-24
00258630

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a) (1) Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Investments – Schwab Taxable Bond Funds and Schwab Municipal Bond Funds

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	April 16, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date:	April 16, 2021

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	April 16, 2021